American Funds Insurance Series®
Global Growth Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 93.05% Information technology 32.43%	Shares	Value (000)
ASML Holding NV1	551,562	$406,872
ASML Holding NV (New York registered) (ADR)	289,400	215,635
Microsoft Corp.	1,902,900	536,465
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	24,207,000	499,174
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	140,000	15,631
PayPal Holdings, Inc.[2]	846,600	220,294
Adyen NV1,2	61,500	171,004
Broadcom, Inc.	212,200	102,902
Adobe, Inc.[2]	135,000	77,722
Applied Materials, Inc.	520,137	66,957
MongoDB, Inc., Class A2	139,000	65,540
PagSeguro Digital, Ltd., Class A2	1,094,000	56,582
EPAM Systems, Inc.[2]	97,100	55,394
Amphenol Corp., Class A	747,000	54,703
Samsung Electronics Co., Ltd.[1]	785,100	48,864
Zendesk, Inc.[2]	419,500	48,826
Hexagon AB, Class B1	3,136,000	48,320
Fiserv, Inc.[2]	425,503	46,167
Keyence Corp.[1]	72,300	43,321
Advanced Micro Devices, Inc.[2]	301,500	31,024
DocuSign, Inc.[2]	106,750	27,481
Mastercard, Inc., Class A	67,500	23,468
Visa, Inc., Class A	70,197	15,636
Network International Holdings PLC[1,2]	3,173,000	15,523
Amadeus IT Group SA, Class A, non-registered shares[1,2]	212,301	13,947
NVIDIA Corp.	67,000	13,880
Sinch AB2	688,380	12,943
Sinch AB1,2	47,224	910
TeamViewer AG1,2	428,000	12,620
Worldline SA, non-registered shares[1,2]	152,800	11,658
Thoughtworks Holding, Inc.[2]	405,927	11,654
Jack Henry & Associates, Inc.	69,400	11,386
		2,982,503
Consumer discretionary 18.10%
Amazon.com, Inc.[2]	144,050	473,210
Chipotle Mexican Grill, Inc.[2]	141,000	256,270
LVMH Moët Hennessy-Louis Vuitton SE1	158,900	113,624
Floor & Decor Holdings, Inc., Class A2	914,698	110,486
Domino’s Pizza, Inc.	196,700	93,818
NIKE, Inc., Class B	416,500	60,488
Renault SA1,2	1,688,781	60,240
Booking Holdings, Inc.[2]	24,600	58,397
Prosus NV, Class N1	712,993	56,154
Domino’s Pizza Enterprises, Ltd.[1]	430,000	49,577
MercadoLibre, Inc.[2]	21,200	35,603
Home Depot, Inc.	92,275	30,290
American Funds Insurance Series — Global Growth Fund — Page 1 of 242

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Coupang, Inc., Class A2	1,055,604	$29,399
IDP Education, Ltd.[1]	1,119,000	27,527
Sony Group Corp.[1]	243,000	27,061
Stellantis NV1	1,327,055	25,391
Xpeng, Inc., Class A (ADR)[2]	671,711	23,873
Evolution AB1	140,000	21,281
EssilorLuxottica[1]	102,335	19,568
Entain PLC[1,2]	665,250	19,043
YUM! Brands, Inc.	120,000	14,677
Moncler SpA[1]	217,370	13,295
Marriott International, Inc., Class A2	74,000	10,959
Melco Resorts & Entertainment, Ltd. (ADR)[2]	1,027,000	10,517
Wynn Macau, Ltd.[1,2]	10,510,400	8,779
MGM China Holdings, Ltd.[1,2]	12,708,000	7,871
THG PLC[1,2]	1,026,870	6,966
		1,664,364
Health care 12.46%
DexCom, Inc.[2]	253,000	138,355
UnitedHealth Group, Inc.	259,600	101,436
Mettler-Toledo International, Inc.[2]	65,000	89,528
AstraZeneca PLC[1]	674,300	81,175
Pfizer, Inc.	1,699,000	73,074
Cigna Corp.	316,600	63,371
Regeneron Pharmaceuticals, Inc.[2]	95,036	57,514
Fisher & Paykel Healthcare Corp., Ltd.[1]	2,188,000	48,110
Merck & Co., Inc.	620,000	46,568
Tandem Diabetes Care, Inc.[2]	379,084	45,255
NovoCure, Ltd.[2]	340,000	39,498
Silk Road Medical, Inc.[2]	702,000	38,631
Danaher Corp.	110,000	33,488
CVS Health Corp.	371,000	31,483
Catalent, Inc.[2]	200,000	26,614
Zoetis, Inc., Class A	130,000	25,238
Humana, Inc.	55,000	21,403
Eli Lilly and Company	92,000	21,257
Dechra Pharmaceuticals PLC[1]	306,300	19,952
Bayer AG1	363,860	19,846
Olympus Corp.[1]	796,800	17,499
bioMérieux SA1	135,000	15,332
Novartis AG1	165,600	13,586
Rede D’Or Sao Luiz SA	1,073,663	13,389
Genus PLC[1]	178,100	13,055
Sanofi[1]	135,000	12,996
Teladoc Health, Inc.[2]	79,000	10,018
Vertex Pharmaceuticals, Inc.[2]	49,500	8,979
Coloplast A/S, Class B1	55,750	8,738
Zai Lab, Ltd. (ADR)[2]	69,900	7,367
Organon & Co.[2]	62,000	2,033
Viatris, Inc.	110,678	1,500
		1,146,288
American Funds Insurance Series — Global Growth Fund — Page 2 of 242

unaudited
Common stocks (continued) Financials 9.08%	Shares	Value (000)
Tradeweb Markets, Inc., Class A	1,685,360	$136,143
AIA Group, Ltd.[1]	10,340,400	119,061
Kotak Mahindra Bank, Ltd.[1,2]	3,018,964	81,300
JPMorgan Chase & Co.	438,700	71,811
Allfunds Group PLC[1,2]	2,890,300	55,582
AXA SA1	1,692,893	47,096
Citigroup, Inc.	497,600	34,922
Prudential PLC[1]	1,773,082	34,420
Société Générale[1]	1,011,450	31,757
Moscow Exchange MICEX-RTS PJSC[1]	12,640,000	30,180
BlackRock, Inc.	26,500	22,224
HDFC Life Insurance Company, Ltd.[1]	2,289,515	22,218
Ping An Insurance (Group) Company of China, Ltd., Class H1	3,254,000	22,080
QBE Insurance Group, Ltd.[1]	2,132,000	17,786
Aon PLC, Class A	59,500	17,003
Bank of America Corp.	385,000	16,343
FinecoBank SpA[1,2]	893,000	16,183
CME Group, Inc., Class A	76,437	14,781
Macquarie Group, Ltd.[1]	101,500	13,317
Sberbank of Russia PJSC (ADR)[1]	645,500	11,994
Banco Santander, SA1	2,946,020	10,671
Lufax Holding, Ltd. (ADR)[2]	966,000	6,743
Jackson Financial, Inc., Class A2	44,327	1,153
		834,768
Communication services 8.28%
Alphabet, Inc., Class A2	95,500	255,321
Alphabet, Inc., Class C2	63,852	170,185
Facebook, Inc., Class A2	710,030	240,977
Sea, Ltd., Class A (ADR)[2]	140,451	44,766
Tencent Holdings, Ltd.[1]	415,000	24,333
Altice USA, Inc., Class A2	751,200	15,565
Bumble, Inc., Class A2	217,500	10,871
		762,018
Consumer staples 5.60%
British American Tobacco PLC[1]	2,585,800	90,217
Philip Morris International, Inc.	919,500	87,159
Kweichow Moutai Co., Ltd., Class A1	269,957	76,484
Ocado Group PLC[1,2]	2,881,000	64,077
Altria Group, Inc.	1,248,500	56,832
Keurig Dr Pepper, Inc.	1,624,000	55,476
Nestlé SA1	313,500	37,720
Costco Wholesale Corp.	42,170	18,949
Associated British Foods PLC[1]	595,000	14,784
Mondelez International, Inc.	225,000	13,090
		514,788
Industrials 3.24%
DSV A/S1	201,000	47,988
Airbus SE, non-registered shares[1,2]	327,000	42,933
MTU Aero Engines AG1	167,000	37,761
NIBE Industrier AB, Class B1	2,740,000	34,417
Alliance Global Group, Inc.[1]	156,400,700	31,638
GT Capital Holdings, Inc.[1]	2,454,611	24,478
American Funds Insurance Series — Global Growth Fund — Page 3 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Safran SA1	164,000	$20,562
Nidec Corp.[1]	149,100	16,540
General Electric Co.	157,500	16,227
SMC Corp.[1]	22,500	14,077
Boeing Company[2]	51,300	11,283
		297,904
Materials 1.84%
Sherwin-Williams Company	461,700	129,151
Koninklijke DSM NV1	101,700	20,328
Shin-Etsu Chemical Co., Ltd.[1]	119,500	20,156
		169,635
Energy 1.33%
Reliance Industries, Ltd.[1]	1,623,617	54,907
Reliance Industries, Ltd., interim shares[1]	106,956	2,686
Gazprom PJSC (ADR)[1]	4,173,000	41,077
LUKOIL Oil Co. PJSC (ADR)[1]	246,300	23,449
		122,119
Real estate 0.52%
Country Garden Services Holdings Co., Ltd.[1]	3,539,706	27,778
Goodman Logistics (HK), Ltd. REIT[1]	1,276,503	19,816
		47,594
Utilities 0.17%
Ørsted AS1	115,825	15,282
Total common stocks (cost: $4,223,115,000)		8,557,263
Preferred securities 3.27% Health care 2.50%
Sartorius AG, nonvoting non-registered preferred shares[1]	360,500	229,584
Information technology 0.77%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	1,219,000	71,351
Total preferred securities (cost: $66,753,000)		300,935
Short-term securities 3.81% Money market investments 3.81%
Capital Group Central Cash Fund 0.06%[3,4]	3,506,806	350,716
Total short-term securities (cost: $350,699,000)		350,716
Total investment securities 100.13% (cost: $4,640,567,000)		9,208,914
Other assets less liabilities (0.13)%		(11,823)
Net assets 100.00%		$9,197,091
American Funds Insurance Series — Global Growth Fund — Page 4 of 242

unaudited
Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 3.81%
Money market investments 3.81%
Capital Group Central Cash Fund 0.06%[3]	$125,696	$1,132,552	$907,529	$(4)	$1	$350,716	$158
Money market investments purchased with collateral from securities on loan 0.00%
Capital Group Central Cash Fund 0.06%[3]	—	—[5]				—	—[6]
Total short-term securities						350,716
Total 3.81%				$(4)	$1	$350,716	$158
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $3,596,947,000, which represented 39.11% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Rate represents the seven-day yield at 9/30/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Represents net activity.
[6]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Global Growth Fund — Page 5 of 242

Global Small Capitalization Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 94.23% Information technology 23.38%	Shares	Value (000)
Cree, Inc.[1]	1,166,056	$94,136
Ceridian HCM Holding, Inc.[1]	647,135	72,880
PAR Technology Corp.[1,2]	938,204	57,709
eMemory Technology, Inc.[3]	793,000	55,542
Net One Systems Co., Ltd.[3]	1,616,556	53,240
Silergy Corp.[3]	266,740	39,171
BE Semiconductor Industries NV3	484,152	38,222
Kingdee International Software Group Co., Ltd.[1,3]	10,717,074	35,480
Olo, Inc., Class A1	1,020,670	30,651
Qorvo, Inc.[1]	181,818	30,398
Nordic Semiconductor ASA[1,3]	992,291	29,693
SUMCO Corp.[3]	1,445,500	29,022
Avalara, Inc.[1]	149,119	26,062
MACOM Technology Solutions Holdings, Inc.[1]	380,000	24,651
SHIFT, Inc.[1,3]	114,800	24,302
Appfolio, Inc., Class A1	193,616	23,311
Smartsheet, Inc., Class A1	337,600	23,234
Bentley Systems, Inc., Class B	377,101	22,867
Globant SA1	81,000	22,762
SimCorp AS3	187,352	22,067
LEM Holding SA3	9,570	22,057
Asana, Inc., Class A1	211,770	21,990
Pegasystems, Inc.	169,591	21,555
Rapid7, Inc.[1]	182,297	20,603
Tanla Platforms, Ltd.[3]	1,677,291	20,501
ON Semiconductor Corp.[1]	395,000	18,079
Euronet Worldwide, Inc.[1]	140,000	17,819
Keywords Studios PLC[1,3]	440,000	17,276
Silicon Laboratories, Inc.[1]	115,900	16,245
Unimicron Technology Corp.[3]	3,409,007	15,869
Marvell Technology, Inc.	221,217	13,342
IronNet, Inc., Class A1,3	754,000	12,470
ALTEN SA, non-registered shares[3]	85,112	12,409
Network International Holdings PLC[1,3]	2,494,284	12,202
Aspen Technology, Inc.[1]	93,100	11,433
Hennge KK1,2,3	212,200	11,233
MongoDB, Inc., Class A1	23,300	10,986
Cognex Corp.	136,300	10,934
Anaplan, Inc.[1]	163,300	9,943
Computer Services, Inc.	163,500	9,647
GlobalWafers Co., Ltd.[3]	311,000	8,785
INFICON Holding AG3	7,397	8,664
SINBON Electronics Co., Ltd.[3]	944,000	7,952
Megaport, Ltd.[1,3]	650,000	7,820
Oneconnect Financial Technology Co., Ltd. (ADR)[1,2]	1,867,176	7,655
Extreme Networks, Inc.[1]	678,378	6,682
American Funds Insurance Series — Global Small Capitalization Fund — Page 6 of 242

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
DoubleVerify Holdings, Inc.[1,2]	188,100	$6,425
Okta, Inc., Class A1	25,463	6,043
Appier Group, Inc.[1,2,3]	422,700	5,417
Appier Group, Inc.[1,3]	35,300	466
Lightspeed Commerce, Inc. SV, subordinate voting shares[1]	54,730	5,278
Pexip Holding ASA[1,3]	627,882	5,052
Digital Turbine, Inc.[1]	70,000	4,813
Softcat PLC[3]	167,650	4,561
BigCommerce Holdings, Inc., Series 1[1]	90,000	4,558
Linklogis, Inc., Class B1,2,3	4,434,615	4,525
CCC Intelligent Solutions Holdings, Inc.[1]	404,600	4,252
Semtech Corp.[1]	50,000	3,899
Alkami Technology, Inc.[1]	156,207	3,855
Bechtle AG, non-registered shares[3]	54,537	3,742
Yotpo, Ltd.[1,3,4,5,6]	678,736	1,493
		1,173,930
Consumer discretionary 18.41%
Wyndham Hotels & Resorts, Inc.	768,069	59,287
Lands’ End, Inc.[1,7]	2,100,000	49,434
Thor Industries, Inc.	369,500	45,360
Entain PLC[1,3]	1,510,450	43,238
Mattel, Inc.[1]	2,100,069	38,977
Shop Apotheke Europe NV, non-registered shares[1,3]	255,264	37,750
Coursera, Inc.[1]	1,136,534	35,971
Helen of Troy, Ltd.[1]	160,000	35,949
Five Below, Inc.[1]	199,700	35,309
YETI Holdings, Inc.[1]	410,595	35,184
Everi Holdings, Inc.[1]	1,446,739	34,982
Tube Investments of India, Ltd.[3]	1,577,700	29,558
Frontdoor, Inc.[1]	677,310	28,379
Evolution AB3	182,215	27,698
zooplus AG, non-registered shares[1,3]	48,403	27,308
Tongcheng-Elong Holdings, Ltd.[1,3]	10,084,800	24,102
SSP Group PLC[1,3]	6,505,284	24,050
Skechers USA, Inc., Class A1	550,000	23,166
Inchcape PLC[3]	1,871,000	20,318
Scientific Games Corp.[1]	223,732	18,586
Kindred Group PLC (SDR)[3]	1,150,611	17,278
Asbury Automotive Group, Inc.[1]	87,582	17,231
Basic-Fit NV1,3	329,911	15,111
Leslie’s, Inc.[1]	656,864	13,492
DESCENTE, Ltd.[1,3]	359,700	12,646
Arco Platform, Ltd., Class A1	538,725	11,690
Just Eat Takeaway (EUR denominated)[1,3]	150,679	10,980
Golden Entertainment, Inc.[1]	219,100	10,756
Bright Horizons Family Solutions, Inc.[1]	74,300	10,359
Musti Group OYJ[3]	275,100	9,818
Melco International Development, Ltd.[1,3]	7,826,000	9,144
Cairn Homes PLC[3]	6,829,200	8,999
Cie. Plastic Omnium SA3	308,912	7,891
Cartrade Tech, Ltd.[1,3]	463,527	7,719
Zhongsheng Group Holdings, Ltd.[3]	938,500	7,543
Purple Innovation, Inc., Class A1	347,200	7,298
Elior Group SA1,3	882,500	6,969
American Funds Insurance Series — Global Small Capitalization Fund — Page 7 of 242

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Powerschool Holdings, Inc., Class A1	277,700	$6,834
Thule Group AB3	136,600	6,830
TopBuild Corp.[1]	32,600	6,677
OneSpaWorld Holdings, Ltd.[1]	636,538	6,346
Americanas SA, ordinary nominative shares[1]	1,010,093	5,735
WH Smith PLC[1,3]	242,500	5,558
Desenio Group AB1,3	1,506,833	5,075
Sonans Gruppen AS1,3	798,518	4,628
Dutch Bros., Inc., Class A1	106,700	4,622
IDP Education, Ltd.[3]	180,966	4,452
Shoei Co., Ltd.[3]	80,400	3,622
Countryside Properties PLC[1,3]	405,700	2,746
Leifheit AG, non-registered shares[3]	36,773	1,484
China Zenix Auto International, Ltd. (ADR)[1]	385,648	212
		924,351
Health care 17.61%
Insulet Corp.[1]	485,109	137,883
CanSino Biologics, Inc., Class H1,3	1,984,600	69,900
Cortexyme, Inc.[1,2]	689,544	63,204
Health Catalyst, Inc.[1,2]	922,700	46,144
Notre Dame Intermédica Participações SA	3,012,035	41,267
Allakos, Inc.[1]	354,275	37,507
Integra LifeSciences Holdings Corp.[1]	530,900	36,356
AddLife AB, Class B3	950,014	34,472
Globus Medical, Inc., Class A1	427,800	32,778
Max Healthcare Institute, Ltd.[1,3]	5,224,823	25,008
Mani, Inc.[3]	1,284,831	24,519
Ocumension Therapeutics[1,2,3]	9,650,966	23,077
Nevro Corp.[1]	189,933	22,104
CONMED Corp.	148,708	19,455
GVS SpA[3]	1,350,919	19,201
Kronos Bio, Inc.[1]	899,243	18,848
Ultragenyx Pharmaceutical, Inc.[1]	189,727	17,111
New Frontier Health Corp., Class A1,2	1,517,400	17,040
CompuGroup Medical SE & Co. KGaA[3]	205,520	16,924
Guardant Health, Inc.[1]	119,227	14,905
Amplifon SpA[3]	311,536	14,846
Haemonetics Corp.[1]	199,700	14,097
Medlive Technology Co., Ltd.[1,3]	2,681,000	12,800
ICON PLC[1]	46,061	12,069
Warby Parker, Inc., Class A1	226,465	12,014
New Horizon Health, Ltd.[1,2,3]	2,639,844	11,517
Shandong Pharmaceutical Glass Co., Ltd., Class A3	2,180,508	10,019
Bachem Holding AG, Class B3	10,977	8,354
Medincell SA1,2,3	809,800	7,983
Ambu AS, Class B, non-registered shares[3]	266,155	7,862
Applied Molecular Transport, Inc.[1]	296,800	7,678
BioMarin Pharmaceutical, Inc.[1]	92,000	7,111
Arjo AB, Class B3	530,850	6,549
Nordhealth AS, Class A1,3	1,279,999	6,497
Encompass Health Corp.	79,000	5,928
iRhythm Technologies, Inc.[1]	100,000	5,856
Amedisys, Inc.[1]	33,400	4,980
Angelalign Technology, Inc.[1,3]	102,000	4,336
American Funds Insurance Series — Global Small Capitalization Fund — Page 8 of 242

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Antares Vision SpA[1,3]	281,100	$3,578
Alignment Healthcare, Inc.[1,2]	151,896	2,427
Innovage Holding Corp.[1]	39,045	258
		884,462
Industrials 16.50%
Nihon M&A Center Holdings, Inc.[3]	2,077,284	61,212
International Container Terminal Services, Inc.[3]	14,412,500	55,064
IMCD NV3	268,365	50,951
Boyd Group Services, Inc.	235,355	43,658
Stericycle, Inc.[1]	567,831	38,595
Visional, Inc.[1,3]	599,900	38,455
Instalco AB3	730,713	33,398
Interpump Group SpA[3]	447,000	28,954
Fasadgruppen Group AB3	1,566,704	28,725
Alfen NV1,3	212,868	22,378
Nolato AB, Class B3	1,851,000	21,951
Japan Elevator Service Holdings Co., Ltd.[3]	905,800	20,845
Montrose Environmental Group, Inc.[1]	299,800	18,510
Diploma PLC[3]	487,000	18,311
Wizz Air Holdings PLC[1,3]	273,883	18,239
Vicor Corp., Class A1	131,328	17,619
Cleanaway Waste Management, Ltd.[3]	7,580,970	15,098
Melrose Industries PLC[3]	6,512,400	15,070
Medmix AG1,3	308,542	14,855
Avon Protection PLC[3]	547,800	14,298
DL E&C Co., Ltd.[1,3]	127,068	14,169
VAT Group AG3	35,128	13,839
Marel hf.[3]	1,838,482	12,740
Woodward, Inc.	105,000	11,886
Cargotec OYJ, Class B, non-registered shares[3]	233,700	11,855
Centre Testing International Group Co., Ltd.[3]	2,985,669	11,713
Shoals Technologies Group, Inc., Class A1	419,725	11,702
MDA, Ltd.[1]	823,400	10,577
Guangzhou Baiyun International Airport Co., Ltd., Class A3	5,998,639	9,945
Carel Industries SpA[3]	318,400	8,609
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates (ADR) [1]	393,000	8,571
ITM Power PLC[1,2,3]	1,428,881	8,264
IAA, Inc.[1]	141,750	7,735
Atlas Corp.[2]	500,000	7,595
Addtech AB, Class B3	416,050	7,365
Cummins India, Ltd.[3]	550,000	7,319
Kajaria Ceramics, Ltd.[3]	450,000	7,205
ACV Auctions, Inc., Class A1	399,533	7,148
Japan Airport Terminal Co., Ltd.[3]	138,500	6,831
CAE, Inc.[1]	200,000	5,975
LIXIL Corp.[3]	196,500	5,710
BELIMO Holding AG3	10,460	5,538
Froy ASA[1,3]	873,400	5,179
easyJet PLC[1,2,3]	343,800	3,063
easyJet PLC[1,3]	226,759	2,020
Granite Construction, Inc.	120,892	4,781
Sitowise Group PLC[1,2,3]	512,300	4,684
Rumo SA1	1,518,920	4,683
American Funds Insurance Series — Global Small Capitalization Fund — Page 9 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Nitto Boseki Co., Ltd.[3]	132,500	$4,422
Howden Joinery Group PLC[3]	357,556	4,278
Meggitt PLC[1,3]	430,500	4,275
Sulzer AG3	40,042	3,792
AirTAC International Group[3]	109,000	3,411
Imperial Logistics, Ltd.[3]	673,286	2,728
The AZEK Co., Inc., Class A1	54,400	1,987
Matson, Inc.	8,674	700
		828,480
Financials 8.75%
Janus Henderson Group PLC	1,367,400	56,515
Live Oak Bancshares, Inc.	800,250	50,920
Star Health & Allied Insurance Co., Ltd.[1,3,4,5]	6,037,336	43,747
Marqeta, Inc., Class B1,3,6	1,859,092	39,478
Cholamandalam Investment and Finance Co., Ltd.[3]	3,684,053	27,781
Trupanion, Inc.[1]	350,369	27,213
Eurobank Ergasias Services and Holdings SA1,3	26,815,236	25,109
East West Bancorp, Inc.	287,300	22,277
Independent Bank Group, Inc.	274,100	19,472
Stifel Financial Corp.	271,050	18,421
SouthState Corp.	239,800	17,906
Indian Energy Exchange, Ltd.[3]	2,000,000	17,226
IIFL Wealth Management, Ltd.[3]	671,317	14,171
Aavas Financiers, Ltd.[1,3]	336,227	11,413
Multi Commodity Exchange of India, Ltd.[3]	417,000	9,251
Patria Investments, Ltd., Class A	508,200	8,299
SiriusPoint, Ltd.[1]	797,100	7,381
PT Bank Rakyat Indonesia Agroniaga Tbk[1,3]	36,752,200	5,691
IIFL Finance Ltd.[3]	1,459,000	5,613
Bridgepoint Group PLC[1,3]	740,731	5,048
Aptus Value Housing Finance India, Ltd.[1,3]	1,065,624	4,543
Capitec Bank Holdings, Ltd.[3]	15,161	1,832
Goosehead Insurance, Inc., Class A	1,400	213
		439,520
Consumer staples 2.63%
Freshpet, Inc.[1]	300,695	42,906
Monde Nissin Corp.[1,3]	76,219,800	28,020
Grocery Outlet Holding Corp.[1]	1,011,400	21,816
Dole PLC[1]	860,404	14,592
AAK AB3	452,024	9,719
Hilton Food Group PLC[3]	586,277	9,236
Vector Group, Ltd.	209,704	2,674
Raia Drogasil SA, ordinary nominative shares	445,000	1,910
Zur Rose Group AG1,3	3,131	1,243
		132,116
Materials 2.22%
Nanofilm Technologies International, Ltd.[3]	7,828,300	23,843
PI Industries, Ltd.[3]	537,999	22,982
Navin Fluorine International, Ltd.[3]	372,951	18,389
Lundin Mining Corp.	1,930,004	13,882
MMG, Ltd.[1,3]	18,704,000	7,724
ACC, Ltd.[3]	230,000	6,975
American Funds Insurance Series — Global Small Capitalization Fund — Page 10 of 242

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Vidrala, SA, non-registered shares[3]	58,883	$6,424
SK Materials Co., Ltd.[3]	16,400	5,674
LANXESS AG3	54,500	3,706
Arkema SA3	15,200	2,011
		111,610
Communication services 1.46%
Bandwidth, Inc., Class A1	204,135	18,429
JCDecaux SA1,3	517,874	13,676
Trustpilot AS1,3	2,091,876	10,868
Boat Rocker Media, Inc.[1,8]	1,676,496	9,927
Daily Mail and General Trust PLC, Class A, nonvoting shares[3]	663,700	9,566
New York Times Co., Class A	135,000	6,652
Capcom Co., Ltd.[3]	148,714	4,131
Zee Entertainment Enterprises, Ltd.[3]	1,815	7
		73,256
Utilities 1.31%
ENN Energy Holdings, Ltd.[3]	2,866,700	46,944
AC Energy Corp.[3]	69,716,400	15,396
Neoenergia SA	1,288,255	3,622
		65,962
Real estate 1.21%
Altus Group, Ltd.	436,402	21,293
Embassy Office Parks REIT[3]	3,656,800	16,647
JHSF Participações SA	8,620,906	9,372
Macrotech Developers, Ltd.[1,3]	582,697	8,218
Mindspace Business Parks REIT[3]	1,250,000	5,165
		60,695
Energy 0.75%
Pioneer Natural Resources Company	114,558	19,075
Venture Global LNG, Inc., Series C1,3,4,5,6	2,760	13,244
Aegis Logistics, Ltd.[3]	1,584,037	4,812
NuVista Energy, Ltd.[1]	98,325	399
Helmerich & Payne, Inc.	7,700	211
		37,741
Total common stocks (cost: $2,731,616,000)		4,732,123
Preferred securities 1.89% Information technology 1.39%
Avidxchange Holdings, Inc., Series F, preferred shares[1,3,4,5]	492,864	32,268
SmartHR, Inc., Series D, preferred shares[1,3,4,5]	3,006	14,151
Gitlab, Inc., Series E, preferred shares[1,3,4,5]	297,916	12,092
Yotpo, Ltd., Series F, preferred shares[1,3,4,5,6]	2,158,609	4,748
Yotpo, Ltd., Series B, preferred shares[1,3,4,5,6]	287,894	633
Yotpo, Ltd., Series C, preferred shares[1,3,4,5,6]	274,070	603
Yotpo, Ltd., Series A-1, preferred shares[1,3,4,5,6]	183,819	404
Yotpo, Ltd., Series A, preferred shares[1,3,4,5,6]	89,605	197
Yotpo, Ltd., Series C-1, preferred shares[1,3,4,5,6]	75,980	167
Yotpo, Ltd., Series D, preferred shares[1,3,4,5,6]	42,368	93
American Funds Insurance Series — Global Small Capitalization Fund — Page 11 of 242

unaudited
Preferred securities (continued) Information technology (continued)	Shares	Value (000)
Yotpo, Ltd., Series B-1, preferred shares[1,3,4,5,6]	33,838	$75
Outreach Corp., Series G, preferred shares[1,3,4,5]	154,354	4,518
		69,949
Industrials 0.34%
Azul SA, preferred nominative shares (ADR)[1]	800,316	16,054
Azul SA, preferred nominative shares[1]	109,500	732
		16,786
Health care 0.16%
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares[1,3,4,5]	2,931,405	8,231
Total preferred securities (cost: $72,225,000)		94,966
Rights & warrants 0.46% Information technology 0.41%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 2023[1,3,6]	355,879	20,601
Consumer staples 0.05%
Qingdao Richen Food Co., Ltd., Class A, warrants, expire 2022[1,3,6]	345,000	2,249
Total rights & warrants (cost: $22,692,000)		22,850
Short-term securities 4.60% Money market investments 3.95%
Capital Group Central Cash Fund 0.06%[7,9]	1,984,389	198,459
Money market investments purchased with collateral from securities on loan 0.65%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[9,10]	14,359,433	14,359
Capital Group Central Cash Fund 0.06%[7,9,10]	124,933	12,495
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[9,10]	5,809,588	5,809
		32,663
Total short-term securities (cost: $231,108,000)		231,122
Total investment securities 101.18% (cost: $3,057,641,000)		5,081,061
Other assets less liabilities (1.18)%		(59,299)
Net assets 100.00%		$5,021,762
American Funds Insurance Series — Global Small Capitalization Fund — Page 12 of 242

unaudited
Investments in affiliates7

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 0.99%
Consumer discretionary 0.99%
Lands’ End, Inc.[1]	$45,297	$—	$—	$—	$4,137	$49,434	$—
Communication services 0.00%
Boat Rocker Media, Inc.[1,8]	—	13,601	1,216	(321)	(2,137)	—	—
Total common stocks						49,434
Short-term securities 4.20%
Money market investments 3.95%
Capital Group Central Cash Fund 0.06%[9]	15,136	1,331,874	1,148,529	(33)	11	198,459	95
Money market investments purchased with collateral from securities on loan 0.25%
Capital Group Central Cash Fund 0.06%[9,10]	—	12,495[11]				12,495	—[12]
Total short-term securities						210,954
Total 5.19%				$(354)	$2,011	$260,388	$95
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $34,069,000, which represented .68% of the net assets of the fund.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,419,070,000, which represented 48.17% of the net assets of the fund. This amount includes $2,187,107,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $83,985,000, which represented 1.67% of the net assets of the fund.
[7]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[8]	Unaffiliated issuer at 9/30/2021.
[9]	Rate represents the seven-day yield at 9/30/2021.
[10]	Security purchased with cash collateral from securities on loan.
[11]	Represents net activity.
[12]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Star Health & Allied Insurance Co., Ltd.	3/30/2021	$40,710	$43,747.87%
Avidxchange Holdings, Inc., Series F, preferred shares	12/26/2019	24,156	32,268.64
SmartHR, Inc., Series D, preferred shares	5/28/2021	14,344	14,151.28
Venture Global LNG, Inc., Series C	5/1/2015	8,280	13,244.27
Gitlab Inc., Series E, preferred shares	9/11/2019	5,550	12,092.24
PACT Pharma, Inc., Series C, 8.00% noncumulative preferred shares	2/7/2020	6,000	8,231.17
Yotpo, Ltd., Series F, preferred shares	2/25/2021	4,748	4,748.10
Outreach Corp., Series G, preferred shares	5/27/2021	4,517	4,518.09
Yotpo, Ltd.	3/16/2021	1,418	1,493.03
Yotpo, Ltd., Series B, preferred shares	3/16/2021	602	633.01
Yotpo, Ltd., Series C, preferred shares	3/16/2021	573	603.01
Yotpo, Ltd., Series A-1, preferred shares	3/16/2021	384	404.01
Yotpo, Ltd., Series A, preferred shares	3/16/2021	187	197.00
Yotpo, Ltd., Series C-1, preferred shares	3/16/2021	159	167.00
Yotpo, Ltd., Series D, preferred shares	3/16/2021	89	93.00
Yotpo, Ltd., Series B-1, preferred shares	3/16/2021	71	75.00
Total private placement securities		$ 111,788	$ 136,664	2.72%
American Funds Insurance Series — Global Small Capitalization Fund — Page 13 of 242

unaudited
Key to abbreviations
ADR = American Depositary Receipts
EUR = Euros
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Global Small Capitalization Fund — Page 14 of 242

Growth Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 97.85% Information technology 22.33%	Shares	Value (000)
Microsoft Corp.	8,342,115	$2,351,809
Broadcom, Inc.	1,758,306	852,655
ASML Holding NV1	635,000	468,422
ASML Holding NV (New York registered) (ADR)	290,580	216,514
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	15,724,000	324,245
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	1,215,000	135,655
RingCentral, Inc., Class A2	1,774,740	386,006
PayPal Holdings, Inc.[2]	1,376,626	358,212
Shopify, Inc., Class A, subordinate voting shares[2]	223,900	303,559
Apple, Inc.	1,750,027	247,629
MicroStrategy, Inc., Class A2	335,914	194,293
Advanced Micro Devices, Inc.[2]	1,816,000	186,866
Keyence Corp.[1]	300,900	180,295
Bill.com Holdings, Inc.[2]	649,600	173,411
MongoDB, Inc., Class A2	365,590	172,379
FleetCor Technologies, Inc.[2]	650,500	169,956
Square, Inc., Class A2	705,620	169,236
Mastercard, Inc., Class A	483,246	168,015
Cree, Inc.[2]	1,945,470	157,058
Applied Materials, Inc.	1,074,888	138,370
ServiceNow, Inc.[2]	221,680	137,945
Visa, Inc., Class A	606,614	135,123
Tyler Technologies, Inc.[2]	263,200	120,717
Fidelity National Information Services, Inc.	884,718	107,652
Micron Technology, Inc.	1,447,335	102,732
HubSpot, Inc.[2]	130,000	87,892
NVIDIA Corp.	402,000	83,278
VeriSign, Inc.[2]	399,943	81,992
Trimble, Inc.[2]	840,920	69,166
Cloudflare, Inc., Class A2	600,000	67,590
Samsung Electronics Co., Ltd.[1]	1,003,000	62,426
Intel Corp.	1,136,000	60,526
Elastic NV, non-registered shares[2]	403,822	60,165
Qualtrics International, Inc., Class A2,3	1,396,101	59,669
Zendesk, Inc.[2]	431,500	50,222
NetApp, Inc.	527,540	47,352
Okta, Inc., Class A2	198,012	46,996
Genpact, Ltd.	933,000	44,327
MKS Instruments, Inc.	282,711	42,664
Adobe, Inc.[2]	69,034	39,744
Flex, Ltd.[2]	2,234,300	39,502
Concentrix Corp.[2]	196,148	34,718
Silicon Laboratories, Inc.[2]	231,815	32,491
Enphase Energy, Inc.[2]	214,551	32,176
EPAM Systems, Inc.[2]	52,839	30,144
ON Semiconductor Corp.[2]	640,919	29,335
American Funds Insurance Series — Growth Fund — Page 15 of 242

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
SK hynix, Inc.[1]	330,800	$28,525
Fiserv, Inc.[2]	247,500	26,854
Motorola Solutions, Inc.	109,000	25,323
Lam Research Corp.	40,617	23,117
Jack Henry & Associates, Inc.	137,000	22,476
Ceridian HCM Holding, Inc.[2]	199,000	22,411
Lightspeed Commerce, Inc. SV, subordinate voting shares (CAD denominated)[2]	216,600	20,901
Alteryx, Inc., Class A2	261,518	19,117
Keysight Technologies, Inc.[2]	102,000	16,758
Smartsheet, Inc., Class A2	238,281	16,399
GoDaddy, Inc., Class A2	213,800	14,902
TELUS International (Cda), Inc., subordinate voting shares[2]	396,024	13,865
Amadeus IT Group SA, Class A, non-registered shares[1,2]	196,096	12,882
SentinelOne, Inc., Class A2,3	220,600	11,818
Thoughtworks Holding, Inc.[2]	276,000	7,924
Stripe, Inc., Class B1,2,4,5	168,598	7,710
Kulicke and Soffa Industries, Inc.	107,460	6,263
		9,358,374
Communication services 21.36%
Facebook, Inc., Class A2	9,634,746	3,269,937
Netflix, Inc.[2]	3,177,003	1,939,052
Alphabet, Inc., Class C2	466,883	1,244,388
Alphabet, Inc., Class A2	111,616	298,408
Snap, Inc., Class A2	8,109,000	599,012
Charter Communications, Inc., Class A2	688,110	500,641
Activision Blizzard, Inc.	5,809,138	449,569
Comcast Corp., Class A	3,547,563	198,415
ZoomInfo Technologies, Inc., Class A2	1,806,100	110,515
T-Mobile US, Inc.[2]	652,940	83,420
Live Nation Entertainment, Inc.[2]	517,000	47,114
Zillow Group, Inc., Class C, nonvoting shares[2]	279,000	24,591
Zillow Group, Inc., Class A2	245,000	21,702
Tencent Holdings, Ltd.[1]	605,000	35,474
Pinterest, Inc., Class A2	566,186	28,847
Vimeo, Inc.[2]	816,120	23,969
Electronic Arts, Inc.	141,481	20,126
Frontier Communications Parent, Inc.[2]	686,380	19,129
Iridium Communications, Inc.[2]	457,026	18,213
Bumble, Inc., Class A2	272,837	13,636
Match Group, Inc.[2]	13,602	2,135
		8,948,293
Consumer discretionary 19.32%
Tesla, Inc.[2]	4,564,000	3,539,291
Amazon.com, Inc.[2]	301,670	990,998
Dollar General Corp.	2,515,183	533,571
Home Depot, Inc.	1,045,000	343,032
LVMH Moët Hennessy-Louis Vuitton SE1	330,000	235,971
Royal Caribbean Cruises, Ltd.[2]	2,572,546	228,828
Toll Brothers, Inc.	3,280,000	181,351
Booking Holdings, Inc.[2]	64,759	153,729
Airbnb, Inc., Class A2	897,564	150,566
Hermès International[1]	97,299	134,475
Domino’s Pizza, Inc.	264,100	125,965
American Funds Insurance Series — Growth Fund — Page 16 of 242

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Caesars Entertainment, Inc.[2]	957,985	$107,563
Chipotle Mexican Grill, Inc.[2]	57,300	104,144
Las Vegas Sands Corp.[2]	2,600,000	95,160
Floor & Decor Holdings, Inc., Class A2	769,300	92,924
Burlington Stores, Inc.[2]	301,006	85,356
YETI Holdings, Inc.[2]	940,000	80,549
O’Reilly Automotive, Inc.[2]	116,600	71,250
NIKE, Inc., Class B	489,400	71,076
Aramark	2,158,864	70,940
Darden Restaurants, Inc.	433,876	65,719
NVR, Inc.[2]	13,430	64,384
Etsy, Inc.[2]	202,000	42,008
Wayfair, Inc., Class A2,3	152,000	38,837
Flutter Entertainment PLC[1,2]	187,791	37,125
LGI Homes, Inc.[2]	248,150	35,215
Hilton Worldwide Holdings, Inc.[2]	257,834	34,062
Norwegian Cruise Line Holdings, Ltd.[2]	1,182,996	31,598
Evolution AB1	196,122	29,812
YUM! Brands, Inc.	240,000	29,354
lululemon athletica, inc.[2]	70,000	28,329
Westwing Group AG, non-registered shares[1,2]	707,000	26,554
Dollar Tree Stores, Inc.[2]	260,059	24,893
Adient PLC[2]	585,000	24,248
adidas AG1	75,097	23,664
Cie. Financière Richemont SA, Class A1	219,805	22,665
Carvana Co., Class A2	68,400	20,625
Marriott International, Inc., Class A2	128,000	18,956
Arrival Group[2,3]	655,000	8,613
Arrival Group[2]	449,469	5,911
Aptiv PLC[2]	94,400	14,063
EssilorLuxottica[1]	69,400	13,270
Wynn Resorts, Ltd.[2]	155,822	13,206
Pool Corp.	26,203	11,383
D.R. Horton, Inc.	131,644	11,054
Polaris, Inc.	70,000	8,376
Helen of Troy, Ltd.[2]	34,020	7,644
Peloton Interactive, Inc., Class A2	87,000	7,573
		8,095,880
Health care 12.44%
Intuitive Surgical, Inc.[2]	774,000	769,472
UnitedHealth Group, Inc.	1,889,914	738,465
Regeneron Pharmaceuticals, Inc.[2]	909,000	550,109
Thermo Fisher Scientific, Inc.	674,500	385,362
Centene Corp.[2]	4,864,730	303,121
Moderna, Inc.[2]	750,000	288,645
NovoCure, Ltd.[2]	2,408,668	279,815
Vertex Pharmaceuticals, Inc.[2]	1,228,131	222,771
Insulet Corp.[2]	582,500	165,564
Teladoc Health, Inc.[2]	893,500	113,305
Biohaven Pharmaceutical Holding Co., Ltd.[2]	736,086	102,250
Seagen, Inc.[2]	596,062	101,211
DexCom, Inc.[2]	158,238	86,534
Abbott Laboratories	643,963	76,071
Danaher Corp.	235,935	71,828
American Funds Insurance Series — Growth Fund — Page 17 of 242

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Oak Street Health, Inc.[2,3]	1,585,928	$67,450
Edwards Lifesciences Corp.[2]	569,100	64,428
Gilead Sciences, Inc.	899,185	62,808
Guardant Health, Inc.[2]	482,401	60,305
Exact Sciences Corp.[2]	610,000	58,224
Catalent, Inc.[2]	385,000	51,232
Verily Life Sciences LLC[1,2,4,5]	300,178	44,823
Inari Medical, Inc.[2]	502,200	40,728
Cigna Corp.	203,470	40,727
Eli Lilly and Company	169,500	39,163
QIAGEN NV2	664,342	34,333
AstraZeneca PLC[1]	256,500	30,879
Vir Biotechnology, Inc.[2]	702,175	30,559
Molina Healthcare, Inc.[2]	107,899	29,274
Pacific Biosciences of California, Inc.[2]	1,140,379	29,137
Galapagos NV1,2	527,552	27,681
CRISPR Therapeutics AG2	225,206	25,207
Mettler-Toledo International, Inc.[2]	16,900	23,277
R1 RCM, Inc.[2]	888,000	19,545
Pfizer, Inc.	427,314	18,379
Syneos Health, Inc., Class A2	210,000	18,371
Humana, Inc.	46,800	18,212
Chemed Corp.	37,667	17,520
Allakos, Inc.[2]	151,733	16,064
Zimmer Biomet Holdings, Inc.	108,400	15,865
Cortexyme, Inc.[2,3]	168,497	15,444
Allogene Therapeutics, Inc.[2]	504,466	12,965
Neurocrine Biosciences, Inc.[2]	97,500	9,351
Novavax, Inc.[2]	37,000	7,670
Ultragenyx Pharmaceutical, Inc.[2]	67,100	6,052
TG Therapeutics, Inc.[2]	155,200	5,165
Incyte Corp.[2]	70,900	4,876
Adaptive Biotechnologies Corp.[2]	141,048	4,794
Sana Biotechnology, Inc.[2,3]	179,600	4,045
Global Blood Therapeutics, Inc.[2]	125,000	3,185
		5,212,261
Industrials 8.19%
TransDigm Group, Inc.[2]	590,615	368,880
Uber Technologies, Inc.[2]	8,166,767	365,871
Carrier Global Corp.	6,013,161	311,241
Delta Air Lines, Inc.[2]	7,215,000	307,431
Jacobs Engineering Group, Inc.	2,169,000	287,458
United Rentals, Inc.[2]	591,000	207,400
Caterpillar, Inc.	859,500	164,998
MTU Aero Engines AG1	687,220	155,389
Airbus SE, non-registered shares[1,2]	944,893	124,060
Dun & Bradstreet Holdings, Inc.[2]	4,746,028	79,781
Middleby Corp.[2]	449,500	76,644
Ryanair Holdings PLC (ADR)[2]	634,951	69,883
Ryanair Holdings PLC[1,2]	96,554	1,821
CSX Corp.	2,335,500	69,458
TuSimple Holdings, Inc., Class A2,3	1,835,008	68,134
Safran SA1	489,640	61,391
Armstrong World Industries, Inc.	598,004	57,091
American Funds Insurance Series — Growth Fund — Page 18 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Southwest Airlines Co.[2]	1,100,000	$56,573
Emerson Electric Co.	577,000	54,353
L3Harris Technologies, Inc.	245,000	53,959
BWX Technologies, Inc.	937,200	50,478
Equifax, Inc.	176,000	44,602
HEICO Corp.	185,951	24,521
HEICO Corp., Class A	148,813	17,624
Norfolk Southern Corp.	176,000	42,108
Boeing Company[2]	170,000	37,390
Rockwell Automation	126,000	37,049
Chart Industries, Inc.[2]	190,400	36,387
Northrop Grumman Corp.	98,700	35,547
AMETEK, Inc.	253,600	31,449
Lockheed Martin Corp.	87,000	30,024
ITT, Inc.	343,000	29,443
Waste Connections, Inc.	222,159	27,976
FedEx Corp.	99,600	21,841
Generac Holdings, Inc.[2]	31,762	12,980
Kornit Digital Ltd.[2]	61,300	8,873
		3,430,108
Financials 6.54%
Bank of America Corp.	14,780,700	627,441
First Republic Bank	1,805,457	348,236
Capital One Financial Corp.	1,399,000	226,596
SVB Financial Group[2]	329,467	213,126
S&P Global, Inc.	462,036	196,314
BlackRock, Inc.	150,000	125,799
KKR & Co., Inc.	1,969,004	119,873
Intercontinental Exchange, Inc.	904,049	103,803
Western Alliance Bancorporation	932,501	101,475
Athene Holding, Ltd., Class A2	1,355,912	93,382
Marsh & McLennan Companies, Inc.	546,720	82,790
MSCI, Inc.	117,900	71,723
Blackstone, Inc.	360,000	41,882
Moody’s Corp.	102,277	36,320
Wells Fargo & Company	756,000	35,086
East West Bancorp, Inc.	443,509	34,390
Goosehead Insurance, Inc., Class A	211,148	32,156
Aon PLC, Class A	110,000	31,435
Brookfield Asset Management, Inc., Class A	585,103	31,309
American International Group, Inc.	458,394	25,161
Arch Capital Group, Ltd.[2]	634,000	24,206
CME Group, Inc., Class A	121,648	23,524
Ares Management Corp., Class A	310,500	22,924
Trupanion, Inc.[2]	287,655	22,342
Ryan Specialty Group Holdings, Inc., Class A2	611,300	20,705
Everest Re Group, Ltd.	66,500	16,677
Berkshire Hathaway, Inc., Class A2	26	10,696
Berkshire Hathaway, Inc., Class B2	17,400	4,749
Bright Health Group, Inc.[2,3]	1,140,681	9,308
Archer Aviation, Inc., Class A1,2	446,251	3,725
Hippo Holdings, Inc., Class A2	580,847	2,718
		2,739,871
American Funds Insurance Series — Growth Fund — Page 19 of 242

unaudited
Common stocks (continued) Consumer staples 2.75%	Shares	Value (000)
Kroger Co.	6,052,000	$244,682
Costco Wholesale Corp.	496,404	223,059
Philip Morris International, Inc.	2,048,103	194,140
Constellation Brands, Inc., Class A	745,500	157,070
Altria Group, Inc.	2,349,349	106,942
British American Tobacco PLC[1]	2,991,350	104,366
Estée Lauder Companies, Inc., Class A	158,486	47,535
Monster Beverage Corp.[2]	305,000	27,093
Molson Coors Beverage Company, Class B, restricted voting shares	557,120	25,839
Anheuser-Busch InBev SA/NV1	201,028	11,354
Church & Dwight Co., Inc.	104,177	8,602
		1,150,682
Materials 2.17%
Vale SA, ordinary nominative shares (ADR)	13,740,357	191,678
Wheaton Precious Metals Corp.	3,674,000	138,069
Grupo México, SAB de CV, Series B	25,356,800	101,211
Franco-Nevada Corp.	650,000	84,445
Barrick Gold Corp.	4,058,000	73,247
CF Industries Holdings, Inc.	1,029,000	57,439
Celanese Corp.	350,400	52,784
Royal Gold, Inc.	517,000	49,368
Allegheny Technologies, Inc.[2]	2,070,860	34,438
LyondellBasell Industries NV	317,000	29,750
Sherwin-Williams Company	90,658	25,360
Linde PLC	81,300	23,852
Ball Corp.	194,200	17,472
PPG Industries, Inc.	103,623	14,819
Summit Materials, Inc., Class A2	351,313	11,232
Nucor Corp.	48,484	4,775
		909,939
Energy 1.96%
Halliburton Company	12,143,661	262,546
Canadian Natural Resources, Ltd. (CAD denominated)	5,420,400	198,183
Canadian Natural Resources, Ltd.	105,100	3,840
Cenovus Energy, Inc.	12,798,618	129,037
Pioneer Natural Resources Company	328,000	54,615
Suncor Energy, Inc.	2,227,125	46,174
EOG Resources, Inc.	516,283	41,442
Cimarex Energy Co.	438,200	38,211
Chesapeake Energy Corp.	345,000	21,249
ConocoPhillips	236,711	16,042
Equitrans Midstream Corp.	936,942	9,501
		820,840
Utilities 0.50%
NextEra Energy, Inc.	1,280,000	100,506
PG&E Corp.[2]	5,296,610	50,847
AES Corp.	1,540,683	35,174
Ørsted AS1	188,322	24,847
		211,374
American Funds Insurance Series — Growth Fund — Page 20 of 242

unaudited
Common stocks (continued) Real estate 0.29%	Shares	Value (000)
Equinix, Inc. REIT	84,384	$66,674
UDR, Inc. REIT	609,000	32,265
Pebblebrook Hotel Trust REIT	615,859	13,801
Park Hotels & Resorts, Inc. REIT[2]	424,111	8,118
		120,858
Total common stocks (cost: $18,445,458,000)		40,998,480
Preferred securities 0.14% Information technology 0.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	531,000	31,081
PsiQuantum, Corp., Series D, preferred shares[1,2,4,5]	906,761	23,781
Stripe, Inc., Series H, 6.00% noncumulative preferred shares[1,2,4,5]	52,656	2,408
Total preferred securities (cost: $48,042,000)		57,270
Convertible bonds & notes 0.06% Consumer staples 0.06%	Principal amount (000)
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025[1,4,5,6]	$ 42,599	25,559
Total convertible bonds & notes (cost: $41,642,000)		25,559
Short-term securities 2.15% Money market investments 2.07%	Shares
Capital Group Central Cash Fund 0.06%[7,8]	8,679,624	868,049
Money market investments purchased with collateral from securities on loan 0.08%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	15,379,220	15,380
Capital Group Central Cash Fund 0.06%[7,8,9]	133,806	13,382
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	6,222,177	6,222
		34,984
Total short-term securities (cost: $902,912,000)		903,033
Total investment securities 100.20% (cost: $19,438,054,000)		41,984,342
Other assets less liabilities (0.20)%		(85,016)
Net assets 100.00%		$41,899,326
American Funds Insurance Series — Growth Fund — Page 21 of 242

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 2.10%
Money market investments 2.07%
Capital Group Central Cash Fund 0.06%[7]	$1,623,691	$2,976,113	$3,731,748	$(21)	$14	$868,049	$607
Money market investments purchased with collateral from securities on loan 0.03%
Capital Group Central Cash Fund 0.06%[7,9]	—	13,382[10]				13,382	—[11]
Total short-term securities						881,431
Total 2.10%				$(21)	$14	$881,431	$607
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,316,680,000, which represented 5.53% of the net assets of the fund. This amount includes $2,208,674,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $38,000,000, which represented .09% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Rate represents the seven-day yield at 9/30/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Verily Life Sciences LLC	12/21/2018	$37,000	$44,823.11%
JUUL Labs, Inc., convertible notes, 7.00% PIK 2025	2/3/2020-8/3/2021	41,642	25,559.06
PsiQuantum, Corp., Series D, preferred shares	5/28//2021	23,781	23,781.06
Stripe, Inc., Class B	5/6/2021	6,766	7,710.02
Stripe, Inc., Series H, 6.00% noncumulative preferred shares	3/15/2021	2,113	2,408.00
Total private placement securities		$ 111,302	$ 104,281.25%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth Fund — Page 22 of 242

International Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 93.64% Financials 20.82%	Shares	Value (000)
AIA Group, Ltd.[1]	25,331,576	$291,671
Kotak Mahindra Bank, Ltd.[1,2]	8,191,348	220,591
HDFC Bank, Ltd.[1]	9,188,970	196,997
HDFC Bank, Ltd. (ADR)	277,000	20,246
ABN AMRO Bank NV1,3	14,394,921	207,125
Banco Santander, SA1	52,040,526	188,496
Deutsche Bank AG1,2	11,620,682	149,038
BNP Paribas SA1	1,964,000	125,805
Barclays PLC[1]	46,610,000	118,873
Sberbank of Russia PJSC (ADR)[1]	4,253,000	79,022
Aegon NV1	12,263,736	62,962
XP, Inc., Class A2	1,291,559	51,882
Bajaj Finserv, Ltd.[1]	174,730	41,813
Axis Bank, Ltd.[1,2]	3,890,055	40,076
ING Groep NV1	2,582,228	37,479
Ping An Insurance (Group) Company of China, Ltd., Class H1	4,761,500	32,309
Ping An Insurance (Group) Company of China, Ltd., Class A1	282,902	2,106
Bajaj Finance, Ltd.[1]	244,400	25,090
KBC Groep NV1	277,700	24,931
Lufax Holding, Ltd. (ADR)[2]	3,323,434	23,198
FinecoBank SpA[1,2]	1,211,135	21,949
Futu Holdings, Ltd. (ADR)[2]	222,400	20,243
PICC Property and Casualty Co., Ltd., Class H1	20,936,000	20,200
Allfunds Group PLC[1,2]	718,245	13,812
B3 SA-Brasil, Bolsa, Balcao	4,413,000	10,324
		2,026,238
Industrials 12.94%
Airbus SE, non-registered shares[1,2]	2,709,349	355,724
Recruit Holdings Co., Ltd.[1]	3,172,709	193,457
Melrose Industries PLC[1]	41,251,439	95,456
Ryanair Holdings PLC (ADR)[2]	787,400	86,661
Ryanair Holdings PLC[1,2]	348,056	6,565
NIBE Industrier AB, Class B1	6,934,248	87,100
Safran SA1	669,400	83,929
International Container Terminal Services, Inc.[1]	12,890,350	49,249
MTU Aero Engines AG1	182,000	41,152
ASSA ABLOY AB, Class B1	1,387,947	40,244
Ashtead Group PLC[1]	405,000	30,722
International Consolidated Airlines Group SA (CDI)[1,2]	9,072,800	21,737
ZTO Express (Cayman), Inc., Class A (ADR)	685,354	21,013
Brenntag SE1	222,191	20,727
Nihon M&A Center Holdings, Inc.[1]	657,010	19,361
SMC Corp.[1]	28,900	18,081
Bureau Veritas SA1	443,000	13,597
Rumo SA2	4,301,900	13,263
American Funds Insurance Series — International Fund — Page 23 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Fluidra, SA, non-registered shares[1,2]	323,856	$12,796
Fluidra, SA, non-registered shares[1]	5,844	231
LIXIL Corp.[1]	441,700	12,835
CCR SA, ordinary nominative shares	5,580,000	11,988
Diploma PLC[1]	253,700	9,539
Airports of Thailand PCL, foreign registered shares[1]	5,078,900	9,148
Alliance Global Group, Inc.[1]	20,000,000	4,046
		1,258,621
Health care 12.32%
Daiichi Sankyo Company, Ltd.[1]	10,688,500	285,146
WuXi Biologics (Cayman), Inc.[1,2]	11,291,300	182,504
Olympus Corp.[1]	5,290,400	116,184
Grifols, SA, Class A, non-registered shares[1]	2,691,000	65,614
Grifols, SA, Class B (ADR)	793,690	11,596
M3, Inc.[1]	1,053,300	75,195
Fresenius SE & Co. KGaA[1]	1,490,136	71,645
WuXi AppTec Co., Ltd., Class A1	2,367,360	56,004
WuXi AppTec Co., Ltd., Class H1	312,000	7,283
Hikma Pharmaceuticals PLC[1]	1,772,394	58,309
Chugai Pharmaceutical Co., Ltd.[1]	1,229,500	45,039
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	4,143,498	40,358
Aier Eye Hospital Group Co., Ltd., Class A1	4,612,081	37,965
Notre Dame Intermédica Participações SA	2,760,862	37,825
Alcon, Inc.[1]	439,639	35,615
Merck KGaA[1]	110,400	24,007
CanSino Biologics, Inc., Class H1,2	440,000	15,497
HOYA Corp.[1]	90,500	14,154
Ambu AS, Class B, non-registered shares[1]	338,463	9,998
Ping An Healthcare and Technology Co., Ltd., Class H1,2,3	1,293,000	8,369
		1,198,307
Information technology 11.41%
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	6,182,000	127,479
ASML Holding NV1	164,864	121,616
Atlassian Corp. PLC, Class A2	267,500	104,705
Nomura Research Institute, Ltd.[1]	2,348,700	86,560
Nice, Ltd. (ADR)	302,700	85,979
PagSeguro Digital, Ltd., Class A2	1,377,948	71,267
StoneCo, Ltd., Class A2	1,986,813	68,982
Delta Electronics, Inc.[1]	6,220,409	55,960
Fujitsu Ltd.[1]	279,800	50,815
Keyence Corp.[1]	77,200	46,257
Samsung Electronics Co., Ltd.[1]	631,500	39,304
NXP Semiconductors NV	173,200	33,925
Infineon Technologies AG1	728,000	29,927
Snowflake, Inc., Class A2	88,600	26,795
Silergy Corp.[1]	176,000	25,846
Suse SA1,2,3	593,940	24,348
Hexagon AB, Class B1	1,191,300	18,356
OBIC Co., Ltd.[1]	83,700	16,016
SUMCO Corp.[1]	660,300	13,257
Okta, Inc., Class A2	53,850	12,781
ASM International NV1	31,648	12,357
Afterpay, Ltd.[1,2]	120,994	10,467
American Funds Insurance Series — International Fund — Page 24 of 242

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Xero, Ltd.[1,2]	95,031	$9,470
TELUS International (Cda), Inc., subordinate voting shares[2]	254,400	8,907
Kingdee International Software Group Co., Ltd.[1,2]	2,600,000	8,608
Canva, Inc.[1,2,4,5]	263	448
		1,110,432
Consumer discretionary 10.50%
MercadoLibre, Inc.[2]	164,618	276,459
Delivery Hero SE1,2	934,776	119,703
Prosus NV, Class N1	1,241,919	97,811
Sony Group Corp.[1]	864,500	96,272
Just Eat Takeaway (GBP denominated)[1,2]	439,383	31,893
Just Eat Takeaway (EUR denominated)[1,2]	277,964	20,255
LVMH Moët Hennessy-Louis Vuitton SE1	66,563	47,597
Evolution AB1	305,145	46,385
Maruti Suzuki India, Ltd.[1]	392,000	38,704
Meituan, Class B1,2	1,170,627	36,555
Kering SA1	46,083	32,775
Flutter Entertainment PLC (EUR denominated)[1,2]	158,674	31,150
Ferrari NV (EUR denominated)[1]	111,135	23,265
Americanas SA, ordinary nominative shares[2]	3,734,000	21,201
Galaxy Entertainment Group, Ltd.[1,2]	3,859,000	19,471
EssilorLuxottica[1]	80,200	15,336
Bandai Namco Holdings, Inc.[1]	164,342	12,341
Pan Pacific International Holdings Corp.[1]	543,400	11,262
adidas AG1	35,655	11,235
Naspers, Ltd., Class N1	65,004	10,712
Astra International Tbk PT1	19,726,000	7,536
Coupang, Inc., Class A2	229,200	6,383
On Holding AG, Class A2,3	128,900	3,884
Melco Resorts & Entertainment, Ltd. (ADR)[2]	365,723	3,745
		1,021,930
Energy 7.86%
Reliance Industries, Ltd.[1]	12,705,735	429,675
Reliance Industries, Ltd., interim shares[1]	196,599	4,938
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	10,480,973	108,373
Neste OYJ[1]	1,513,418	85,416
TotalEnergies SE1	1,147,298	54,978
Cenovus Energy, Inc.	4,757,600	47,967
Canadian Natural Resources, Ltd. (CAD denominated)	531,700	19,440
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	530,100	11,711
Royal Dutch Shell PLC, Class B1	95,443	2,114
		764,612
Communication services 5.99%
Sea, Ltd., Class A (ADR)[2]	510,674	162,767
Bharti Airtel, Ltd.[1]	11,708,321	107,340
Bilibili, Inc., Class Z (ADR)[2,3]	516,206	34,157
Bilibili, Inc., Class Z1,2	502,300	33,538
SoftBank Corp.[1]	4,438,300	60,260
Facebook, Inc., Class A2	127,500	43,272
SoftBank Group Corp.[1]	660,789	38,185
Tencent Holdings, Ltd.[1]	507,687	29,768
Yandex NV, Class A2	313,000	24,943
American Funds Insurance Series — International Fund — Page 25 of 242

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Playtika Holding Corp.[2]	687,500	$18,996
Universal Music Group NV1,2	538,449	14,417
Scout24 AG1	154,000	10,689
Vivendi SE1	343,933	4,338
		582,670
Materials 5.84%
Vale SA, ordinary nominative shares (ADR)	15,124,252	210,983
Vale SA, ordinary nominative shares	770,681	10,790
First Quantum Minerals, Ltd.	10,694,500	197,999
Linde PLC (EUR denominated)[1]	135,800	40,377
Shin-Etsu Chemical Co., Ltd.[1]	184,400	31,102
BASF SE1	317,860	24,219
Ivanhoe Mines Ltd., Class A2	3,403,051	21,763
Akzo Nobel NV1	107,048	11,657
Koninklijke DSM NV1	55,354	11,064
Yunnan Energy New Material Co., Ltd., Class A1	196,300	8,511
		568,465
Consumer staples 3.33%
Danone SA1	813,500	55,525
Kweichow Moutai Co., Ltd., Class A1	185,123	52,448
Shiseido Company, Ltd.[1]	746,400	50,305
Treasury Wine Estates, Ltd.[1]	4,601,735	40,909
Swedish Match AB1	3,167,673	27,781
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	3,922,503	22,722
Heineken NV1	201,973	20,996
CP ALL PCL, foreign registered shares[1]	9,053,300	17,000
Pernod Ricard SA1	77,577	16,965
Chocoladefabriken Lindt & Sprüngli AG1	97	11,390
Dabur India, Ltd.[1]	933,875	7,758
		323,799
Utilities 2.48%
ENN Energy Holdings, Ltd.[1]	11,219,800	183,734
China Gas Holdings, Ltd.[1]	19,477,800	57,436
		241,170
Real estate 0.15%
Ayala Land, Inc.[1]	23,109,600	15,084
Total common stocks (cost: $6,286,932,000)		9,111,328
Preferred securities 1.58% Energy 1.01%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	6,336,898	63,369
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	6,940,808	34,706
		98,075
Health care 0.46%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	3,026,230	44,610
American Funds Insurance Series — International Fund — Page 26 of 242

unaudited
Preferred securities (continued) Consumer discretionary 0.11%	Shares	Value (000)
Volkswagen AG, nonvoting preferred shares[1]	49,526	$11,095
Total preferred securities (cost: $152,331,000)		153,780
Rights & warrants 0.28% Health care 0.26%
WuXi AppTec Co., Ltd., Class A, warrants, expire 2022[1,2,6]	1,075,200	25,436
Communication services 0.02%
Bharti Airtel Ltd., rights, expire 2021[1,2]	836,308	1,727
Total rights & warrants (cost: $20,683,000)		27,163
Short-term securities 4.52% Money market investments 4.24%
Capital Group Central Cash Fund 0.06%[7,8]	4,131,249	413,166
Money market investments purchased with collateral from securities on loan 0.28%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	11,948,634	11,949
Capital Group Central Cash Fund 0.06%[7,8,9]	103,958	10,397
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	4,834,219	4,834
		27,180
Total short-term securities (cost: $440,307,000)		440,346
Total investment securities 100.02% (cost: $6,900,253,000)		9,732,617
Other assets less liabilities (0.02)%		(2,308)
Net assets 100.00%		$9,730,309
Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 4.35%
Money market investments 4.24%
Capital Group Central Cash Fund 0.06%[7]	$523,844	$2,497,188	$2,607,834	$(7)	$(25)	$413,166	$223
Money market investments purchased with collateral from securities on loan 0.11%
Capital Group Central Cash Fund 0.06%[7,9]	—	10,397[10]				10,397	—[11]
Total short-term securities						423,563
Total 4.35%				$(7)	$(25)	$423,563	$223
American Funds Insurance Series — International Fund — Page 27 of 242

unaudited
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $7,219,136,000, which represented 74.19% of the net assets of the fund. This amount includes $7,191,525,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $29,336,000, which represented .30% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $25,436,000, which represented .26% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Canva, Inc.	8/26/2021	$448	$448.00%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
American Funds Insurance Series — International Fund — Page 28 of 242

New World Fund®
Investment portfolio
September 30, 2021
unaudited
Common stocks 91.36% Information technology 20.14%	Shares	Value (000)
Microsoft Corp.	415,972	$117,271
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,995,000	82,381
PayPal Holdings, Inc.[2]	272,084	70,799
Silergy Corp.[1]	399,094	58,608
PagSeguro Digital, Ltd., Class A2	1,104,591	57,129
Adobe, Inc.[2]	74,882	43,111
ASML Holding NV1	57,991	42,778
Keyence Corp.[1]	62,700	37,569
Broadcom, Inc.	70,977	34,419
EPAM Systems, Inc.[2]	44,467	25,368
Cree, Inc.[2]	295,524	23,858
Micron Technology, Inc.	329,596	23,395
Mastercard, Inc., Class A	66,847	23,241
StoneCo, Ltd., Class A2	549,141	19,066
Apple, Inc.	128,519	18,185
Tata Consultancy Services Ltd.[1]	336,484	17,039
Samsung Electronics Co., Ltd.[1]	222,925	13,875
Network International Holdings PLC[1,2]	2,752,127	13,464
Kingdee International Software Group Co., Ltd.[1,2]	3,147,000	10,418
Visa, Inc., Class A	45,183	10,064
TELUS International (Cda), Inc., subordinate voting shares[2]	275,365	9,641
Nice, Ltd. (ADR)	32,606	9,261
Hexagon AB, Class B1	549,155	8,461
NVIDIA Corp.	37,365	7,741
Accenture PLC, Class A	23,826	7,622
Atlassian Corp. PLC, Class A2	18,534	7,255
Advanced Micro Devices, Inc.[2]	69,025	7,103
Tokyo Electron, Ltd.[1]	14,900	6,568
Cognizant Technology Solutions Corp., Class A	87,827	6,518
MediaTek, Inc.[1]	184,000	5,931
Nokia Corp.[1,2]	1,067,754	5,874
Edenred SA1	108,779	5,859
Trimble, Inc.[2]	63,821	5,249
NXP Semiconductors NV	24,615	4,821
Globant SA2	16,873	4,741
Halma PLC[1]	115,652	4,412
Logitech International SA1	40,546	3,591
Aspen Technology, Inc.[2]	19,914	2,445
Amadeus IT Group SA, Class A, non-registered shares[1,2]	36,543	2,401
ON Semiconductor Corp.[2]	48,695	2,229
Autodesk, Inc.[2]	7,513	2,142
FleetCor Technologies, Inc.[2]	8,136	2,126
VeriSign, Inc.[2]	8,923	1,829
Hamamatsu Photonics KK1	29,000	1,799
KLA Corp.	5,208	1,742
Flat Glass Group Co., Ltd., Class H1,2	366,000	1,722
American Funds Insurance Series — New World Fund — Page 29 of 242

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Intel Corp.	30,635	$1,632
GDS Holdings, Ltd., Class A1,2	223,300	1,589
SAP SE1	11,071	1,500
Hundsun Technologies Inc., Class A1	166,577	1,477
Elastic NV, non-registered shares[2]	9,576	1,427
Coforge, Ltd.[1]	19,788	1,395
Infineon Technologies AG1	28,823	1,185
Applied Materials, Inc.	8,266	1,064
MKS Instruments, Inc.	5,907	891
Fabrinet, non-registered shares[2]	8,236	844
Linklogis, Inc., Class B1,2	604,500	617
Nu Holdings, Ltd., Class A1,2,3,4	12,397	461
Canva, Inc.[1,2,3,4]	21	36
		885,239
Health care 13.24%
Thermo Fisher Scientific, Inc.	84,212	48,113
WuXi Biologics (Cayman), Inc.[1,2]	2,296,600	37,121
Carl Zeiss Meditec AG, non-registered shares[1]	191,886	36,886
WuXi AppTec Co., Ltd., Class A1	994,759	23,533
WuXi AppTec Co., Ltd., Class H1	525,800	12,274
Zai Lab, Ltd. (ADR)[2]	279,009	29,405
Abbott Laboratories	245,005	28,942
BeiGene, Ltd. (ADR)[2]	59,469	21,587
BeiGene, Ltd.[1,2]	49,700	1,417
CanSino Biologics, Inc., Class H1,2	604,718	21,299
PerkinElmer, Inc.	122,607	21,247
Notre Dame Intermédica Participações SA	1,393,141	19,087
Pharmaron Beijing Co., Ltd., Class H1	441,700	10,496
Pharmaron Beijing Co., Ltd., Class A1	253,100	8,405
Danaher Corp.	57,115	17,388
Jiangsu Hengrui Medicine Co., Ltd., Class A1	2,181,392	16,942
AstraZeneca PLC[1]	140,549	16,920
Laurus Labs, Ltd.[1]	1,691,820	13,940
Shionogi & Co., Ltd.[1]	198,200	13,578
BioMarin Pharmaceutical, Inc.[2]	165,348	12,780
CSL, Ltd.[1]	53,076	11,193
Olympus Corp.[1]	430,700	9,459
Novo Nordisk A/S, Class B1	93,964	9,038
Medtronic PLC	71,546	8,968
Straumann Holding AG1	4,857	8,692
Aier Eye Hospital Group Co., Ltd., Class A1	1,047,553	8,623
Hutchmed China, Ltd. (ADR)[2]	156,102	5,715
Hutchmed China, Ltd.[1,2]	382,500	2,775
Koninklijke Philips NV (EUR denominated)[1]	178,312	7,903
Angelalign Technology, Inc.[1,2]	183,200	7,788
Gland Pharma, Ltd.[1,2]	154,995	7,658
Hypera SA, ordinary nominative shares	1,093,082	6,451
Asahi Intecc Co., Ltd.[1]	222,300	6,099
Pfizer, Inc.	133,157	5,727
Zoetis, Inc., Class A	29,114	5,652
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	551,232	5,369
Merck KGaA[1]	22,956	4,992
Alcon, Inc.[1]	52,853	4,282
Grifols, SA, Class A, non-registered shares[1]	170,956	4,168
American Funds Insurance Series — New World Fund — Page 30 of 242

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Genus PLC[1]	55,294	$4,053
Hikma Pharmaceuticals PLC[1]	123,131	4,051
Hugel, Inc.[1,2]	27,502	3,999
Eli Lilly and Company	17,159	3,965
HOYA Corp.[1]	23,800	3,722
Alibaba Health Information Technology, Ltd.[1,2]	2,324,000	3,325
Baxter International, Inc.	32,892	2,645
OdontoPrev SA, ordinary nominative shares	818,190	2,473
Mettler-Toledo International, Inc.[2]	1,570	2,162
bioMérieux SA1	18,855	2,141
Rede D’Or Sao Luiz SA	170,266	2,123
Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A1	106,133	1,681
Hangzhou Tigermed Consulting Co., Ltd., Class A1	56,371	1,511
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A1,2	24,200	1,440
Novartis AG1	8,982	737
Shandong Pharmaceutical Glass Co., Ltd., Class A1	66,700	306
		582,246
Financials 12.39%
Kotak Mahindra Bank, Ltd.[1,2]	3,198,963	86,147
HDFC Bank, Ltd.[1]	2,276,397	48,803
HDFC Bank, Ltd. (ADR)	72,049	5,266
AIA Group, Ltd.[1]	4,680,600	53,893
Société Générale[1]	1,165,350	36,589
Bajaj Finance, Ltd.[1]	257,247	26,408
Ping An Insurance (Group) Company of China, Ltd., Class H1	3,553,844	24,115
Sberbank of Russia PJSC (ADR)[1]	1,010,412	18,774
Sberbank of Russia PJSC (ADR)	217,010	4,069
Capitec Bank Holdings, Ltd.[1]	175,044	21,152
UniCredit SpA[1]	1,468,333	19,422
ICICI Bank, Ltd. (ADR)	790,327	14,914
ICICI Bank, Ltd.[1]	358,754	3,372
B3 SA-Brasil, Bolsa, Balcao	7,282,678	17,037
Banco Santander, SA1	4,541,178	16,449
S&P Global, Inc.	32,084	13,632
Bajaj Finserv, Ltd.[1]	56,801	13,593
HDFC Life Insurance Company, Ltd.[1]	1,337,176	12,976
XP, Inc., Class A2	280,637	11,273
Hong Kong Exchanges and Clearing, Ltd.[1]	159,900	9,706
Moody’s Corp.	21,519	7,642
TCS Group Holding PLC (GDR)[1]	83,161	7,572
Discovery, Ltd.[1,2]	740,290	6,727
AU Small Finance Bank, Ltd.[1,2]	419,458	6,504
China Merchants Bank Co., Ltd., Class H1	803,000	6,373
Futu Holdings, Ltd. (ADR)[2]	61,496	5,597
Banco Bilbao Vizcaya Argentaria, SA1	843,619	5,565
Eurobank Ergasias Services and Holdings SA1,2	5,596,266	5,240
Fairfax Financial Holdings, Ltd., subordinate voting shares	12,503	5,047
Industrial and Commercial Bank of China Ltd., Class H1	7,598,000	4,194
DBS Group Holdings, Ltd.[1]	184,073	4,088
Alpha Services and Holdings SA1,2	2,850,886	3,573
UBS Group AG1	211,613	3,382
Lufax Holding, Ltd. (ADR)[2]	428,674	2,992
Grupo Financiero Banorte, SAB de CV, Series O	413,062	2,653
Chubb, Ltd.	13,538	2,349
American Funds Insurance Series — New World Fund — Page 31 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Axis Bank, Ltd.[1,2]	208,801	$2,151
China Construction Bank Corp., Class H1	2,259,000	1,602
Banco Santander México, SA, Institución de Banca Múltiple, Grupo Financiero Santander México, Class B	1,336,017	1,513
Postal Savings Bank of China Co., Ltd., Class H1	1,687,000	1,163
Moscow Exchange MICEX-RTS PJSC[1]	438,203	1,046
		544,563
Consumer discretionary 12.10%
MercadoLibre, Inc.[2]	58,829	98,797
LVMH Moët Hennessy-Louis Vuitton SE1	57,613	41,197
Li Ning Co., Ltd.[1]	3,012,001	34,746
General Motors Company[2]	657,697	34,667
Hermès International[1]	18,691	25,832
Evolution AB1	132,665	20,166
Pop Mart International Group, Ltd.[1]	2,880,921	19,654
EssilorLuxottica[1]	97,818	18,704
Xpeng, Inc., Class A (ADR)[2,5]	444,409	15,794
Midea Group Co., Ltd., Class A1	1,093,182	11,778
YUM! Brands, Inc.	92,604	11,326
Booking Holdings, Inc.[2]	4,253	10,096
Kering SA1	14,044	9,988
adidas AG1	30,098	9,484
China MeiDong Auto Holdings, Ltd.[1]	1,784,000	8,930
Galaxy Entertainment Group, Ltd.[1,2]	1,707,000	8,613
Marriott International, Inc., Class A2	55,183	8,172
NIKE, Inc., Class B	55,769	8,099
JD.com, Inc., Class A1,2	212,150	7,710
Zhongsheng Group Holdings, Ltd.[1]	930,500	7,479
Huazhu Group, Ltd. (ADR)[2]	161,787	7,420
Wyndham Hotels & Resorts, Inc.	93,269	7,199
Trip.com Group, Ltd. (ADR)[2]	232,047	7,135
Delivery Hero SE1,2	54,249	6,947
Zomato, Ltd.[1,2]	3,493,675	6,423
Meituan, Class B1,2	205,500	6,417
Jumbo SA1	367,791	5,982
Industria de Diseño Textil, SA1	159,909	5,818
IDP Education, Ltd.[1]	231,178	5,687
Cie. Financière Richemont SA, Class A1	49,017	5,054
Astra International Tbk PT1	13,071,600	4,994
Prosus NV, Class N1	50,338	3,965
Aptiv PLC[2]	26,453	3,941
Airbnb, Inc., Class A2	20,018	3,358
Melco Resorts & Entertainment, Ltd. (ADR)[2]	327,204	3,351
Naspers, Ltd., Class N1	19,735	3,252
Samsonite International SA1,2	1,399,200	2,998
Maruti Suzuki India, Ltd.[1]	27,315	2,697
Suzuki Motor Corp.[1]	54,700	2,438
Inchcape PLC[1]	221,881	2,410
SAIC Motor Corp., Ltd., Class A1	791,400	2,337
Flutter Entertainment PLC (EUR denominated)[1,2]	11,607	2,279
Gree Electric Appliances, Inc. of Zhuhai, Class A1	367,946	2,207
Alibaba Group Holding, Ltd.[1,2]	117,372	2,183
JD Health International, Inc.[1,2]	182,300	1,740
Entain PLC[1,2]	57,643	1,650
Shangri-La Asia, Ltd.[1,2]	2,020,000	1,600
American Funds Insurance Series — New World Fund — Page 32 of 242

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Tesla, Inc.[2]	1,956	$1,517
Wynn Resorts, Ltd.[2]	17,044	1,445
Americanas SA, ordinary nominative shares[2]	217,666	1,236
Lojas Americanas SA, ordinary nominative shares	1,454,649	1,178
Stellantis NV1	60,363	1,155
Levi Strauss & Co., Class A	39,011	956
Jiumaojiu International Holdings, Ltd.[1]	239,000	721
Vivo Energy PLC[1]	482,812	693
Cyrela Brazil Realty SA, ordinary nominative shares	119,389	395
		532,010
Communication services 8.90%
Sea, Ltd., Class A (ADR)[2]	260,200	82,934
Alphabet, Inc., Class C2	20,673	55,100
Alphabet, Inc., Class A2	4,251	11,365
Facebook, Inc., Class A2	151,991	51,584
Tencent Holdings, Ltd.[1]	725,900	42,563
Yandex NV, Class A2	335,041	26,699
Netflix, Inc.[2]	43,465	26,528
América Móvil, SAB de CV, Series L (ADR)	1,202,968	21,256
Bilibili, Inc., Class Z1,2	203,686	13,599
Bilibili, Inc., Class Z (ADR)[2]	30,042	1,988
Bharti Airtel, Ltd.[1]	1,137,641	10,430
Vodafone Group PLC[1]	6,456,039	9,766
MTN Group, Ltd.[1,2]	990,556	9,297
Activision Blizzard, Inc.	113,874	8,813
Indus Towers, Ltd.[1]	1,555,284	6,399
NetEase, Inc. (ADR)	40,055	3,421
NetEase, Inc.[1]	163,300	2,805
JCDecaux SA1,2	170,499	4,502
Informa PLC[1,2]	180,371	1,322
SoftBank Group Corp.[1]	15,900	919
		391,290
Industrials 6.72%
Airbus SE, non-registered shares[1,2]	343,802	45,139
IMCD NV1	102,757	19,509
Safran SA1	150,959	18,927
Wizz Air Holdings PLC[1,2]	259,560	17,285
International Container Terminal Services, Inc.[1]	4,032,040	15,405
DSV A/S1	63,883	15,252
Contemporary Amperex Technology Co., Ltd., Class A1	164,998	13,428
Nidec Corp.[1]	103,700	11,504
Copa Holdings, SA, Class A2	127,975	10,415
General Electric Co.	99,803	10,283
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A1	2,456,524	8,653
Shenzhen Inovance Technology Co., Ltd., Class A1	848,969	8,280
Ryanair Holdings PLC (ADR)[2]	73,383	8,077
Rumo SA2	2,497,289	7,699
TransDigm Group, Inc.[2]	10,897	6,806
SMC Corp.[1]	10,500	6,569
Carrier Global Corp.	107,885	5,584
Spirax-Sarco Engineering PLC[1]	27,744	5,576
CCR SA, ordinary nominative shares	2,328,133	5,002
Interpump Group SpA[1]	76,823	4,976
American Funds Insurance Series — New World Fund — Page 33 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Boeing Company[2]	22,037	$4,847
InPost SA1,2	287,984	4,750
ZTO Express (Cayman), Inc., Class A (ADR)	148,533	4,554
Centre Testing International Group Co., Ltd.[1]	1,045,396	4,101
Raytheon Technologies Corp.	42,943	3,691
Daikin Industries, Ltd.[1]	17,000	3,656
Havells India, Ltd.[1]	196,876	3,635
Hitachi, Ltd.[1]	52,900	3,137
Epiroc AB, Class B1	167,785	2,965
Fluidra, SA, non-registered shares[1]	74,576	2,947
ABB, Ltd.[1]	76,684	2,556
Fortive Corp.	28,860	2,037
Atlas Copco AB, Class B1	34,211	1,749
Air Lease Corp., Class A	43,546	1,713
China Merchants Port Holdings Co. Ltd.[1]	768,000	1,312
Experian PLC[1]	30,843	1,281
Haitian International Holdings, Ltd.[1]	236,000	733
United Airlines Holdings, Inc.[2]	14,717	700
Hefei Meyer Optoelectronic Technology, Inc., Class A1	97,000	571
		295,304
Materials 6.49%
Vale SA, ordinary nominative shares (ADR)	2,130,502	29,720
Vale SA, ordinary nominative shares	1,911,722	26,764
First Quantum Minerals, Ltd.	2,038,713	37,745
Asian Paints, Ltd.[1]	503,392	21,842
Sika AG1	68,435	21,646
Freeport-McMoRan, Inc.	389,345	12,665
Barrick Gold Corp.	557,487	10,063
Albemarle Corp.	40,172	8,796
Shin-Etsu Chemical Co., Ltd.[1]	51,600	8,703
Shree Cement, Ltd.[1]	22,292	8,653
Linde PLC	26,593	7,802
Koninklijke DSM NV1	35,136	7,023
Wacker Chemie AG1	36,435	6,837
Rio Tinto PLC[1]	102,704	6,781
Givaudan SA1	1,470	6,714
Beijing Oriental Yuhong Waterproof Technology Co., Ltd., Class A1	912,393	6,261
BASF SE1	81,704	6,225
LANXESS AG1	73,268	4,982
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	687,139	4,927
BHP Group PLC[1]	190,929	4,759
Alrosa PJSC[1]	2,511,114	4,570
Loma Negra Compania Industrial Argentina SA (ADR)	565,048	4,029
Shandong Sinocera Functional Material Co., Ltd., Class A1	626,700	3,992
CCL Industries, Inc., Class B, nonvoting shares	74,490	3,858
Ivanhoe Mines Ltd., Class A2	551,641	3,528
SIG Combibloc Group AG1	115,777	3,071
Arkema SA1	22,838	3,021
Celanese Corp.	13,955	2,102
Impala Platinum Holdings, Ltd.[1]	160,425	1,795
Amcor PLC (CDI)[1]	149,945	1,772
Umicore SA1	29,864	1,770
Navin Fluorine International, Ltd.[1]	21,196	1,045
Anglo American PLC[1]	22,331	770
American Funds Insurance Series — New World Fund — Page 34 of 242

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Chr. Hansen Holding A/S1	7,302	$596
Yunnan Energy New Material Co., Ltd., Class A1	12,800	555
		285,382
Consumer staples 5.16%
Kweichow Moutai Co., Ltd., Class A1	212,507	60,207
Nestlé SA1	106,756	12,845
Bunge, Ltd.	157,197	12,783
Constellation Brands, Inc., Class A	52,891	11,144
Pernod Ricard SA1	44,032	9,629
Anheuser-Busch InBev SA/NV1	168,402	9,511
British American Tobacco PLC[1]	270,437	9,435
Carlsberg A/S, Class B1	53,191	8,653
Foshan Haitian Flavouring and Food Co., Ltd., Class A1	471,089	8,006
Avenue Supermarts, Ltd.[1,2]	134,844	7,681
Raia Drogasil SA, ordinary nominative shares	1,495,571	6,418
Wuliangye Yibin Co., Ltd., Class A1	175,271	5,954
United Spirits, Ltd.[1,2]	511,633	5,830
ITC, Ltd.[1]	1,831,504	5,788
Heineken NV1	40,609	4,221
Wal-Mart de México, SAB de CV, Series V	1,181,457	4,014
Reckitt Benckiser Group PLC[1]	50,683	3,967
Unilever PLC (EUR denominated)[1]	72,965	3,936
Yihai International Holding, Ltd.[1]	677,000	3,747
Shiseido Company, Ltd.[1]	49,900	3,363
Monde Nissin Corp.[1,2]	8,712,500	3,203
X5 Retail Group NV (GDR)[1,2]	93,180	3,023
Kimberly-Clark de México, SAB de CV, Class A	1,578,095	2,599
L’Oréal SA, non-registered shares[1]	6,217	2,566
Mondelez International, Inc.	37,436	2,178
Fomento Económico Mexicano, SAB de CV	239,333	2,078
Dabur India, Ltd.[1]	240,307	1,996
Monster Beverage Corp.[2]	21,924	1,948
Kimberly-Clark Corp.	14,474	1,917
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	318,900	1,847
Herbalife Nutrition, Ltd.[2]	38,982	1,652
Danone SA1	23,668	1,615
Arca Continental, SAB de CV	237,400	1,448
Uni-Charm Corp.[1]	20,600	914
Diageo PLC[1]	11,617	560
		226,676
Energy 3.35%
Reliance Industries, Ltd.[1]	2,651,163	89,655
Reliance Industries, Ltd., interim shares[1]	151,056	3,794
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	2,386,546	24,677
Gazprom PJSC (ADR)[1]	1,122,993	11,054
Rosneft Oil Company PJSC (GDR)[1]	661,381	5,514
New Fortress Energy, Inc., Class A5	139,810	3,880
Royal Dutch Shell PLC, Class B1	165,874	3,675
TotalEnergies SE1	59,911	2,871
Chevron Corp.	22,384	2,271
		147,391
American Funds Insurance Series — New World Fund — Page 35 of 242

unaudited
Common stocks (continued) Utilities 1.55%	Shares	Value (000)
ENN Energy Holdings, Ltd.[1]	1,841,400	$30,155
China Gas Holdings, Ltd.[1]	4,655,200	13,727
AES Corp.	514,028	11,735
Engie SA1	613,242	8,049
Enel SpA[1]	389,325	2,989
China Resources Gas Group, Ltd.[1]	282,000	1,480
		68,135
Real estate 1.32%
American Tower Corp. REIT	44,964	11,934
Shimao Services Holdings, Ltd.[1]	5,788,187	11,885
ESR Cayman, Ltd.[1,2]	2,926,000	8,833
BR Malls Participacoes SA, ordinary nominative shares[2]	4,194,437	6,223
CK Asset Holdings, Ltd.[1]	915,000	5,259
CTP NV1,2	210,395	4,583
Sunac Services Holdings, Ltd.[1]	1,548,496	3,186
China Overseas Land & Investment Ltd.[1]	838,500	1,907
Ayala Land, Inc.[1]	2,221,100	1,450
KE Holdings, Inc., Class A (ADR)[2]	72,407	1,322
Longfor Group Holdings, Ltd.[1]	274,000	1,259
		57,841
Total common stocks (cost: $2,464,666,000)		4,016,077
Preferred securities 1.12% Industrials 0.26%
Azul SA, preferred nominative shares (ADR)[2]	337,989	6,780
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares[2]	1,092,884	4,156
GOL Linhas Aéreas Inteligentes SA, preferred nominative shares (ADR)[2,5]	72,525	554
		11,490
Consumer discretionary 0.26%
Volkswagen AG, nonvoting preferred shares[1]	34,423	7,711
Getir BV, Series H, preferred shares[1,2,3,4]	7,768	3,500
		11,211
Materials 0.24%
Gerdau SA, preferred nominative shares	2,148,399	10,691
Real estate 0.15%
QuintoAndar Servicos Imobiliarios Ltda, Series E, preferred shares[1,2,3,4]	32,657	6,672
Ayala Land, Inc., preferred shares[1,2,3]	15,000,000	—[6]
		6,672
Information technology 0.13%
Nu Holdings, Ltd., Series G, noncumulative preferred shares[1,2,3,4]	112,623	4,190
Nu Holdings, Ltd., Series A, noncumulative preferred shares[1,2,3,4]	19,235	716
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares[1,2,3,4]	15,954	593
Nu Holdings, Ltd., Series B, noncumulative preferred shares[1,2,3,4]	1,101	41
Nu Holdings, Ltd., Series D, noncumulative preferred shares[1,2,3,4]	585	22
		5,562
American Funds Insurance Series — New World Fund — Page 36 of 242

unaudited
Preferred securities (continued) Health care 0.06%	Shares	Value (000)
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	179,977	$2,653
Energy 0.02%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	182,615	913
Total preferred securities (cost: $35,985,000)		49,192
Rights & warrants 0.11% Consumer staples 0.09%
Foshan Haitian Flavouring and Food Co., Ltd., Class A, warrants, expire 2022[1,2,7]	233,908	3,975
Materials 0.02%
Shandong Sinocera Functional Material Co., Ltd., Class A, warrants, expire 2022[1,2,7]	124,600	794
Communication services 0.00%
Bharti Airtel Ltd., rights, expire 2021[1,2]	80,154	165
Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	105,741	50
Total rights & warrants (cost: $2,323,000)		4,984
Bonds, notes & other debt instruments 2.70% Bonds & notes of governments & government agencies outside the U.S. 2.31%	Principal amount (000)
Abu Dhabi (Emirate of) 2.50% 2029[7]	$1,000	1,045
Abu Dhabi (Emirate of) 1.70% 2031[7]	455	440
Angola (Republic of) 8.00% 2029[7]	2,800	2,875
Angola (Republic of) 8.00% 2029	200	205
Argentine Republic 1.00% 2029	384	147
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[8]	757	279
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[8]	4,190	1,381
Argentine Republic 2.00% 2038 (3.875% on 7/9/2022)[8]	1,318	514
Argentine Republic 2.50% 2041 (3.50% on 7/9/2022)[8]	5,900	2,179
Armenia (Republic of) 7.15% 2025	490	560
Bahrain (Kingdom of) 6.75% 2029[7]	500	538
Belarus (Republic of) 6.875% 2023	1,775	1,809
Belarus (Republic of) 5.875% 2026	230	216
Belarus (Republic of) 7.625% 2027	335	332
Colombia (Republic of) 4.50% 2026	830	892
Colombia (Republic of) 3.25% 2032	900	841
Colombia (Republic of) 7.375% 2037	600	740
Colombia (Republic of) 4.125% 2051	350	302
Costa Rica (Republic of) 4.375% 2025	234	238
Costa Rica (Republic of) 6.125% 2031[7]	1,250	1,286
Costa Rica (Republic of) 6.125% 2031	393	404
Cote d’Ivoire (Republic of) 4.875% 2032	€150	170
Dominican Republic 6.875% 2026	$370	428
Dominican Republic 8.625% 2027[7]	575	695
Dominican Republic 11.375% 2029	DOP12,800	312
American Funds Insurance Series — New World Fund — Page 37 of 242

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Dominican Republic 5.30% 2041[7]	$303	$300
Dominican Republic 7.45% 2044[7]	1,125	1,345
Dominican Republic 7.45% 2044	1,100	1,315
Dominican Republic 6.85% 2045	320	358
Dominican Republic 5.875% 2060[7]	280	275
Egypt (Arab Republic of) 5.75% 2024[7]	450	469
Egypt (Arab Republic of) 5.625% 2030	€260	289
Egypt (Arab Republic of) 5.875% 2031[7]	$365	336
Egypt (Arab Republic of) 7.625% 2032[7]	1,140	1,140
Egypt (Arab Republic of) 8.50% 2047	1,200	1,162
Egypt (Arab Republic of) 8.15% 2059[7]	900	833
Ethiopia (Federal Democratic Republic of) 6.625% 2024	1,430	1,245
Export-Import Bank of India 3.25% 2030	1,180	1,200
Gabonese Republic 6.375% 2024	2,160	2,305
Georgia (Repulbic of) 2.75% 2026[7]	375	380
Ghana (Republic of) 7.875% 2027	200	196
Ghana (Republic of) 7.75% 2029[7]	1,125	1,076
Ghana (Republic of) 8.125% 2032	1,880	1,786
Honduras (Republic of) 6.25% 2027	1,600	1,740
Hungary (Republic of) 2.125% 2031[7]	770	759
Indonesia (Republic of) 6.625% 2037	700	956
Indonesia (Republic of) 5.25% 2042	840	1,024
Iraq (Republic of) 6.752% 2023	960	978
Jordan (Hashemite Kingdom of) 4.95% 2025[7]	600	627
Jordan (Hashemite Kingdom of) 5.75% 2027[7]	1,530	1,640
Jordan (Hashemite Kingdom of) 5.75% 2027	200	214
Kazakhstan (Republic of) 6.50% 2045[7]	800	1,159
Kenya (Republic of) 7.25% 2028	400	441
Kenya (Republic of) 8.25% 2048[7]	2,000	2,169
Malaysia (Federation of), Series 0419, 3.828% 2034	MYR430	102
Malaysia (Federation of), Series 0418, 4.893% 2038	1,150	301
Oman (Sultanate of) 4.875% 2025[7]	$202	210
Oman (Sultanate of) 5.375% 2027	750	784
Oman (Sultanate of) 6.25% 2031[7]	890	954
Pakistan (Islamic Republic of) 8.25% 2025[7]	410	446
Pakistan (Islamic Republic of) 6.00% 2026[7]	380	379
Pakistan (Islamic Republic of) 6.875% 2027[7]	1,050	1,059
Pakistan (Islamic Republic of) 7.875% 2036	400	396
Panama (Republic of) 3.75% 2026[7]	1,380	1,484
Panama (Republic of) 4.50% 2047	1,155	1,264
Panama (Republic of) 4.50% 2050	400	437
Panama (Republic of) 4.30% 2053	400	425
Paraguay (Republic of) 5.00% 2026[7]	500	557
Paraguay (Republic of) 4.70% 2027[7]	800	890
Paraguay (Republic of) 4.70% 2027	500	556
Paraguay (Republic of) 4.95% 2031	320	362
Peru (Republic of) 6.55% 2037	1,070	1,447
Peru (Republic of) 2.78% 2060	565	478
PETRONAS Capital, Ltd. 4.55% 2050[7]	400	491
Philippines (Republic of) 1.648% 2031	780	744
Philippines (Republic of) 6.375% 2034	820	1,134
Philippines (Republic of) 3.95% 2040	900	983
Philippines (Republic of) 2.95% 2045	990	945
PT Indonesia Asahan Aluminium Tbk 6.757% 2048	200	257
Qatar (State of) 4.50% 2028[7]	2,335	2,727
American Funds Insurance Series — New World Fund — Page 38 of 242

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 4.50% 2028	$800	$934
Romania 2.00% 2032	€1,375	1,552
Romania 2.00% 2033	530	587
Romania 5.125% 2048[7]	$720	854
Russian Federation 4.25% 2027	1,000	1,116
Russian Federation 4.375% 2029[7]	800	907
Russian Federation 5.10% 2035	1,600	1,919
Russian Federation 5.25% 2047	1,000	1,269
Senegal (Republic of) 4.75% 2028	€1,100	1,329
Serbia (Republic of) 3.125% 2027	850	1,083
South Africa (Republic of) 5.875% 2030	$2,110	2,333
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	450	405
Sri Lanka (Democratic Socialist Republic of) 5.875% 2022	1,040	764
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	450	285
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	700	442
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	1,270	802
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030	800	490
Sri Lanka (Democratic Socialist Republic of) 7.55% 2030[7]	500	307
Tunisia (Republic of) 6.75% 2023	€310	314
Tunisia (Republic of) 6.75% 2023	215	218
Tunisia (Republic of) 5.625% 2024	710	699
Tunisia (Republic of) 5.75% 2025	$875	744
Turkey (Republic of) 6.375% 2025	475	489
Turkey (Republic of) 11.875% 2030	600	808
Turkey (Republic of) 5.875% 2031	1,170	1,101
Turkey (Republic of) 4.875% 2043	1,295	1,011
Turkey (Republic of) 5.75% 2047	2,205	1,834
Ukraine 7.75% 2027	2,328	2,528
Ukraine 9.75% 2028	700	823
Ukraine 7.375% 2032	2,180	2,237
United Mexican States 4.50% 2029	1,070	1,204
United Mexican States 4.75% 2032	870	981
United Mexican States 4.75% 2044	1,090	1,165
United Mexican States 3.75% 2071	400	347
United Mexican States, Series M, 7.50% 2027	MXN19,000	936
Venezuela (Bolivarian Republic of) 7.00% 2018[9]	$64	7
Venezuela (Bolivarian Republic of) 7.75% 2019[9]	1,149	121
Venezuela (Bolivarian Republic of) 6.00% 2020[9]	950	93
Venezuela (Bolivarian Republic of) 12.75% 2022[9]	85	9
Venezuela (Bolivarian Republic of) 9.00% 2023[9]	1,383	151
Venezuela (Bolivarian Republic of) 8.25% 2024[9]	299	32
Venezuela (Bolivarian Republic of) 7.65% 2025[9]	129	14
Venezuela (Bolivarian Republic of) 11.75% 2026[9]	64	7
Venezuela (Bolivarian Republic of) 9.25% 2027[9]	170	18
Venezuela (Bolivarian Republic of) 9.25% 2028[9]	319	35
Venezuela (Bolivarian Republic of) 11.95% 2031[9]	106	12
Venezuela (Bolivarian Republic of) 7.00% 2038[9]	107	12
		101,685
Corporate bonds, notes & loans 0.38% Energy 0.11%
Oleoducto Central SA 4.00% 2027[7]	255	263
Petrobras Global Finance Co. 5.60% 2031	780	848
Petrobras Global Finance Co. 6.85% 2115	314	324
Petróleos Mexicanos 6.875% 2026	755	822
American Funds Insurance Series — New World Fund — Page 39 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 7.47% 2026	MXN2,800	$122
Petróleos Mexicanos 6.49% 2027	$910	963
Petróleos Mexicanos 6.84% 2030	625	646
PTT Exploration and Production PCL 2.587% 2027[7]	320	332
Sinopec Group Overseas Development (2018), Ltd. 3.10% 2051[7]	630	615
		4,935
Financials 0.08%
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[8]	1,140	1,164
HDFC Bank Ltd., 3.70% junior subordinated perpetual bonds (5-Year UST Yield Curve Rate T Note Constant Maturity on 2/25/2027)[7,8]	600	598
Power Financial Corp., Ltd. 5.25% 2028	425	474
Power Financial Corp., Ltd. 6.15% 2028	432	509
Power Financial Corp., Ltd. 4.50% 2029	273	290
Power Financial Corp., Ltd. 3.35% 2031	310	304
		3,339
Materials 0.05%
Braskem Idesa SAPI 7.45% 2029	775	823
Braskem Idesa SAPI 7.45% 2029[7]	300	319
CSN Resources SA 7.625% 2026	600	637
GC Treasury Center Co., Ltd. 2.98% 2031[7]	200	203
		1,982
Consumer discretionary 0.04%
Alibaba Group Holding, Ltd. 2.125% 2031	463	445
Alibaba Group Holding, Ltd. 3.15% 2051	610	573
Meituan Dianping 3.05% 2030[7]	500	464
Sands China, Ltd. 4.375% 2030	220	230
		1,712
Communication services 0.03%
Axiata SPV5 Labuan, Ltd. 3.064% 2050	357	342
PLDT, Inc. 2.50% 2031	210	210
Tencent Holdings, Ltd. 3.975% 2029	400	439
Tencent Holdings, Ltd. 3.24% 2050[7]	580	547
		1,538
Utilities 0.03%
AES Panama Generation Holdings SRL 4.375% 2030[7]	280	289
Alfa Desarrollo SpA 4.55% 2051[7]	300	293
Empresas Publicas de Medellin ESP 4.25% 2029[7]	412	411
Empresas Publicas de Medellin ESP 4.375% 2031[7]	360	356
		1,349
Industrials 0.02%
Empresa de Transporte de Pasajeros Metro SA 4.70% 2050[7]	270	318
Mexico City Airport Trust 4.25% 2026	675	721
		1,039
American Funds Insurance Series — New World Fund — Page 40 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 0.02%	Principal amount (000)	Value (000)
MARB BondCo PLC 3.95% 2031[7]	$600	$574
Marfrig Global Foods SA 3.95% 2031	320	306
		880
Total corporate bonds, notes & loans		16,774
U.S. Treasury bonds & notes 0.01% U.S. Treasury 0.01%
U.S. Treasury 2.25% 2024	350	366
Total U.S. Treasury bonds & notes		366
Total bonds, notes & other debt instruments (cost: $117,684,000)		118,825
Short-term securities 5.05% Money market investments 4.92%	Shares
Capital Group Central Cash Fund 0.06%[10,11]	2,163,539	216,375
Money market investments purchased with collateral from securities on loan 0.13%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[10,12]	2,452,013	2,452
Capital Group Central Cash Fund 0.06%[10,11,12]	21,334	2,134
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[10,12]	992,043	992
		5,578
Total short-term securities (cost: $221,943,000)		221,953
Total investment securities 100.34% (cost: $2,842,601,000)		4,411,031
Other assets less liabilities (0.34)%		(15,058)
Net assets 100.00%		$4,395,973
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2021[14] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
10 Year Ultra U.S. Treasury Note Futures	Short	88	December 2021	$(8,800)	$(12,782)	$239
30 Year Ultra U.S. Treasury Bond Futures	Long	37	December 2021	3,700	7,069	(234)
						$5
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD3,346	EUR2,830	JPMorgan Chase	10/18/2021	$67
American Funds Insurance Series — New World Fund — Page 41 of 242

unaudited
Investments in affiliates11

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 4.97%
Money market investments 4.92%
Capital Group Central Cash Fund 0.06%[10]	$224,497	$524,567	$532,684	$(8)	$3	$216,375	$143
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 0.06%[10,12]	—	2,134[15]				2,134	—[16]
Total short-term securities						218,509
Total 4.97%				$(8)	$3	$218,509	$143
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,299,699,000, which represented 52.31% of the net assets of the fund. This amount includes $2,278,534,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Value determined using significant unobservable inputs.
[4]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[5]	All or a portion of this security was on loan. The total value of all such securities was $6,019,000, which represented .14% of the net assets of the fund.
[6]	Amount less than one thousand.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $41,003,000, which represented .93% of the net assets of the fund.
[8]	Step bond; coupon rate may change at a later date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Rate represents the seven-day yield at 9/30/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Security purchased with cash collateral from securities on loan.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Represents net activity.
[16]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
QuintoAndar Servicos Imobiliarios Ltda, Series E, preferred shares	5/26/2021	$5,258	$6,672.15%
Nu Holdings, Ltd., Series G, noncumulative preferred shares	1/27/2021	3,831	4,190.10
Nu Holdings, Ltd., Series A, noncumulative preferred shares	1/27/2021	654	716.02
Nu Holdings, Ltd., Series Seed, noncumulative preferred shares	1/27/2021	543	593.01
Nu Holdings, Ltd., Class A	1/27/2021	422	461.01
Nu Holdings, Ltd., Series B, noncumulative preferred shares	1/27/2021	37	41.00
Nu Holdings, Ltd., Series D, noncumulative preferred shares	1/27/2021	20	22.00
Getir BV, Series H, preferred shares	5/27/2021	3,500	3,500.08
Canva, Inc.	8/26/2021	36	36.00
Total private placement securities		$ 14,301	$ 16,231.37%
Key to abbreviations and symbols
ADR = American Depositary Receipts
CDI = CREST Depository Interest
DOP = Dominican pesos
EUR/€ = Euros
GDR = Global Depositary Receipts
MXN = Mexican pesos
MYR = Malaysian ringgits
USD/$ = U.S. dollars
American Funds Insurance Series — New World Fund — Page 42 of 242

Washington Mutual Investors FundSM
(formerly Blue Chip Income and Growth Fund)
Investment portfolio
September 30, 2021
unaudited
Common stocks 96.43% Information technology 18.65%	Shares	Value (000)
Microsoft Corp.	2,070,795	$583,799
Broadcom, Inc.	1,032,812	500,842
Intel Corp.	2,970,049	158,244
ASML Holding NV (New York registered) (ADR)	149,192	111,164
Apple, Inc.	718,602	101,682
Fidelity National Information Services, Inc.	569,279	69,270
Visa, Inc., Class A	239,691	53,391
Automatic Data Processing, Inc.	185,486	37,082
Mastercard, Inc., Class A	97,806	34,005
Applied Materials, Inc.	246,059	31,675
KLA Corp.	94,273	31,535
TE Connectivity, Ltd.	208,774	28,648
NetApp, Inc.	296,805	26,641
Paychex, Inc.	203,601	22,895
Texas Instruments, Inc.	90,156	17,329
Motorola Solutions, Inc.	70,412	16,358
SAP SE (ADR)	110,267	14,891
EPAM Systems, Inc.[1]	10,408	5,938
Analog Devices, Inc.	27,791	4,654
Jack Henry & Associates, Inc.	24,063	3,948
Micron Technology, Inc.	2,103	149
		1,854,140
Financials 18.15%
BlackRock, Inc.	271,618	227,795
JPMorgan Chase & Co.	1,382,262	226,262
Marsh & McLennan Companies, Inc.	1,370,701	207,565
CME Group, Inc., Class A	843,039	163,027
PNC Financial Services Group, Inc.	633,240	123,887
Bank of America Corp.	2,312,262	98,156
Discover Financial Services	686,046	84,281
Capital One Financial Corp.	513,605	83,189
Intercontinental Exchange, Inc.	605,583	69,533
S&P Global, Inc.	128,382	54,548
Nasdaq, Inc.	274,426	52,970
Travelers Companies, Inc.	342,664	52,088
Truist Financial Corp.	800,445	46,946
Citigroup, Inc.	662,206	46,474
Toronto-Dominion Bank	670,798	44,373
Bank of Nova Scotia	628,435	38,668
Citizens Financial Group, Inc.	654,909	30,768
Carlyle Group, Inc.	620,780	29,350
KeyCorp	1,344,377	29,065
Moody’s Corp.	66,138	23,486
KKR & Co., Inc.	340,329	20,719
Wells Fargo & Company	367,938	17,076
American Funds Insurance Series — Washington Mutual Investors Fund — Page 43 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Brookfield Asset Management, Inc., Class A	258,883	$13,853
Fifth Third Bancorp	289,692	12,295
Everest Re Group, Ltd.	31,108	7,801
		1,804,175
Health care 16.18%
UnitedHealth Group, Inc.	856,437	334,644
CVS Health Corp.	2,197,725	186,499
Pfizer, Inc.	4,100,938	176,381
Johnson & Johnson	1,057,857	170,844
Gilead Sciences, Inc.	1,482,955	103,584
AstraZeneca PLC (ADR)	1,526,433	91,678
Humana, Inc.	211,468	82,293
Abbott Laboratories	676,288	79,890
Danaher Corp.	202,282	61,583
Eli Lilly and Company	264,719	61,163
Anthem, Inc.	158,704	59,165
Cigna Corp.	268,650	53,773
Thermo Fisher Scientific, Inc.	58,001	33,138
GlaxoSmithKline PLC (ADR)	641,057	24,495
Merck & Co., Inc.	206,593	15,517
Novo Nordisk A/S, Class B (ADR)	141,459	13,581
Zoetis, Inc., Class A	53,280	10,344
Edwards Lifesciences Corp.[1]	87,569	9,914
Baxter International, Inc.	117,478	9,449
Molina Healthcare, Inc.[1]	32,733	8,881
Roche Holding AG (ADR)	181,439	8,250
Zimmer Biomet Holdings, Inc.	50,490	7,390
Viatris, Inc.	269,185	3,647
Novartis AG (ADR)	29,792	2,436
		1,608,539
Industrials 9.74%
Honeywell International, Inc.	519,411	110,260
Northrop Grumman Corp.	302,672	109,007
CSX Corp.	3,417,944	101,650
L3Harris Technologies, Inc.	419,674	92,429
Lockheed Martin Corp.	228,843	78,974
Union Pacific Corp.	388,723	76,194
Caterpillar, Inc.	322,856	61,979
Norfolk Southern Corp.	232,668	55,666
Raytheon Technologies Corp.	507,805	43,651
PACCAR, Inc.	367,783	29,025
ABB, Ltd. (ADR)[2]	867,885	28,953
Equifax, Inc.	112,733	28,569
Waste Connections, Inc.	214,261	26,982
Emerson Electric Co.	217,157	20,456
Republic Services, Inc.	163,095	19,581
United Parcel Service, Inc., Class B	82,671	15,054
Johnson Controls International PLC	141,550	9,637
HEICO Corp.	68,003	8,967
RELX PLC (ADR)	302,828	8,740
Rockwell Automation	24,884	7,317
Air Lease Corp., Class A	170,858	6,721
Cummins, Inc.	28,779	6,463
American Funds Insurance Series — Washington Mutual Investors Fund — Page 44 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Parker-Hannifin Corp.	21,202	$5,928
FedEx Corp.	24,628	5,401
BAE Systems PLC (ADR)	135,920	4,155
Nidec Corp. (ADR)	117,693	3,273
Carrier Global Corp.	54,514	2,822
		967,854
Communication services 8.07%
Comcast Corp., Class A	7,615,539	425,937
Alphabet, Inc., Class C1	41,258	109,965
Alphabet, Inc., Class A1	22,982	61,443
Facebook, Inc., Class A1	285,492	96,893
Verizon Communications, Inc.	1,483,632	80,131
AT&T, Inc.	679,289	18,348
Electronic Arts, Inc.	40,638	5,781
Activision Blizzard, Inc.	51,183	3,961
		802,459
Consumer discretionary 5.93%
Home Depot, Inc.	604,612	198,470
General Motors Company[1]	1,847,351	97,374
Darden Restaurants, Inc.	462,805	70,101
VF Corp.	686,936	46,018
Dollar General Corp.	158,941	33,718
Wynn Resorts, Ltd.[1]	336,654	28,531
Amazon.com, Inc.[1]	6,518	21,412
TJX Companies, Inc.	290,380	19,159
Chipotle Mexican Grill, Inc.[1]	9,689	17,610
Marriott International, Inc., Class A1	89,854	13,307
NIKE, Inc., Class B	68,542	9,954
YUM! Brands, Inc.	62,214	7,609
Starbucks Corp.	62,555	6,901
McDonald’s Corp.	27,945	6,738
Royal Caribbean Cruises, Ltd.[1]	71,567	6,366
Domino’s Pizza, Inc.	6,418	3,061
Target Corp.	12,298	2,813
		589,142
Consumer staples 5.43%
Nestlé SA (ADR)	773,393	92,970
Keurig Dr Pepper, Inc.	1,907,654	65,165
Archer Daniels Midland Company	1,020,829	61,260
Mondelez International, Inc.	1,019,242	59,300
Conagra Brands, Inc.	1,449,179	49,084
Hormel Foods Corp.	684,994	28,085
Procter & Gamble Company	198,952	27,813
Kraft Heinz Company	745,996	27,468
Reckitt Benckiser Group PLC (ADR)	1,638,485	25,888
Church & Dwight Co., Inc.	279,703	23,095
Costco Wholesale Corp.	45,025	20,232
Unilever PLC (ADR)	347,514	18,842
Walgreens Boots Alliance, Inc.	334,760	15,750
General Mills, Inc.	188,672	11,286
American Funds Insurance Series — Washington Mutual Investors Fund — Page 45 of 242

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kimberly-Clark Corp.	58,697	$7,774
Danone (ADR)	426,506	5,779
		539,791
Energy 5.23%
Chevron Corp.	896,920	90,992
Enbridge, Inc.	2,185,092	86,967
Baker Hughes Co., Class A	2,924,800	72,330
Pioneer Natural Resources Company	428,867	71,411
ConocoPhillips	876,699	59,414
EOG Resources, Inc.	656,642	52,709
Exxon Mobil Corp.	490,266	28,837
Cabot Oil & Gas Corp.	1,103,310	24,008
TC Energy Corp.	389,993	18,755
Valero Energy Corp.	201,104	14,192
		519,615
Materials 3.76%
LyondellBasell Industries NV	860,093	80,720
Dow, Inc.	1,388,301	79,911
Nucor Corp.	576,282	56,758
Rio Tinto PLC (ADR)[2]	605,583	40,465
Air Products and Chemicals, Inc.	150,505	38,546
Linde PLC	71,563	20,995
Huntsman Corp.	465,546	13,775
PPG Industries, Inc.	74,593	10,668
Packaging Corporation of America	72,251	9,930
Corteva, Inc.	208,956	8,793
Sherwin-Williams Company	24,292	6,795
Vulcan Materials Co.	37,810	6,396
		373,752
Utilities 3.09%
Exelon Corp.	1,456,272	70,396
Sempra Energy	446,559	56,490
Entergy Corp.	326,988	32,473
NextEra Energy, Inc.	331,769	26,051
CMS Energy Corp.	412,604	24,645
Xcel Energy, Inc.	374,968	23,436
DTE Energy Company	203,062	22,684
Public Service Enterprise Group, Inc.	267,936	16,317
Evergy, Inc.	243,686	15,157
Dominion Energy, Inc.	139,133	10,159
Edison International	168,771	9,362
		307,170
Real estate 2.20%
Digital Realty Trust, Inc. REIT	513,022	74,106
Regency Centers Corp. REIT	561,939	37,835
Alexandria Real Estate Equities, Inc. REIT	196,645	37,573
Mid-America Apartment Communities, Inc. REIT	146,070	27,279
American Tower Corp. REIT	70,094	18,604
American Funds Insurance Series — Washington Mutual Investors Fund — Page 46 of 242

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
Boston Properties, Inc. REIT	121,774	$13,194
Extra Space Storage, Inc. REIT	60,483	10,160
		218,751
Total common stocks (cost: $7,804,564,000)		9,585,388
Convertible stocks 0.72% Utilities 0.32%
	366,200	18,666
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	112,000	10,879
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	56,400	2,804
		32,349
Health care 0.20%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[2]	10,121	16,420
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[2]	67,800	3,660
		20,080
Information technology 0.12%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	7,674	11,756
Financials 0.08%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023	100,000	7,901
Total convertible stocks (cost: $67,927,000)		72,086
Short-term securities 3.24% Money market investments 2.98%
Capital Group Central Cash Fund 0.06%[3,4]	2,965,099	296,539
Money market investments purchased with collateral from securities on loan 0.26%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[3,5]	11,277,751	11,278
Capital Group Central Cash Fund 0.06%[3,4,5]	98,121	9,813
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[3,5]	4,562,790	4,563
		25,654
Total short-term securities (cost: $322,167,000)		322,193
Total investment securities 100.39% (cost: $8,194,658,000)		9,979,667
Other assets less liabilities (0.39)%		(39,036)
Net assets 100.00%		$9,940,631
American Funds Insurance Series — Washington Mutual Investors Fund — Page 47 of 242

unaudited
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 3.08%
Money market investments 2.98%
Capital Group Central Cash Fund 0.06%[3]	$178,532	$1,915,459	$1,797,451	$5	$(6)	$296,539	$104
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.06%[3,5]	—	9,813[6]				9,813	—[7]
Total short-term securities						306,352
Total 3.08%				$5	$(6)	$306,352	$104
[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $27,528,000, which represented .28% of the net assets of the fund.
[3]	Rate represents the seven-day yield at 9/30/2021.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviation
ADR = American Depositary Receipts
American Funds Insurance Series — Washington Mutual Investors Fund — Page 48 of 242

Capital World Growth and Income Fund®
(formerly Global Growth and Income Fund)
Investment portfolio
September 30, 2021
unaudited
Common stocks 95.57% Information technology 18.80%	Shares	Value (000)
Microsoft Corp.	288,433	$81,315
Broadcom, Inc.	155,929	75,615
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	3,295,800	67,963
ASML Holding NV1	61,398	45,292
Tokyo Electron, Ltd.[1]	60,100	26,492
Apple, Inc.	112,632	15,937
Keyence Corp.[1]	16,400	9,827
Accenture PLC, Class A	28,048	8,973
MediaTek, Inc.[1]	259,000	8,348
Delta Electronics, Inc.[1]	753,000	6,774
Logitech International SA1	73,671	6,525
Mastercard, Inc., Class A	17,731	6,165
Hexagon AB, Class B1	358,877	5,530
Fujitsu Ltd.[1]	29,400	5,339
EPAM Systems, Inc.[2]	8,959	5,111
Capgemini SE1	21,940	4,563
Adobe, Inc.[2]	7,911	4,555
Snowflake, Inc., Class A2	13,951	4,219
GlobalWafers Co., Ltd.[1]	140,000	3,955
Advanced Micro Devices, Inc.[2]	34,036	3,502
OBIC Co., Ltd.[1]	17,200	3,291
Worldline SA, non-registered shares[1,2]	40,084	3,058
Ceridian HCM Holding, Inc.[2]	25,738	2,899
ServiceNow, Inc.[2]	3,886	2,418
PayPal Holdings, Inc.[2]	9,188	2,391
Applied Materials, Inc.	17,426	2,243
Paycom Software, Inc.[2]	4,356	2,159
NortonLifeLock, Inc.	71,608	1,812
RingCentral, Inc., Class A2	7,964	1,732
Nomura Research Institute, Ltd.[1]	43,700	1,611
Shopify, Inc., Class A, subordinate voting shares (CAD denominated)[2]	1,179	1,600
SK hynix, Inc.[1]	18,537	1,598
Samsung Electronics Co., Ltd.[1]	20,872	1,299
Visa, Inc., Class A	4,868	1,084
Micron Technology, Inc.	14,352	1,019
Atlassian Corp. PLC, Class A2	2,466	965
SS&C Technologies Holdings, Inc.	12,082	839
Afterpay, Ltd.[1,2]	6,659	576
Autodesk, Inc.[2]	1,003	286
		428,880
Financials 15.57%
AIA Group, Ltd.[1]	2,834,000	32,631
Kotak Mahindra Bank, Ltd.[1,2]	881,028	23,726
Zurich Insurance Group AG1	48,906	19,941
JPMorgan Chase & Co.	108,515	17,763
American Funds Insurance Series — Capital World Growth and Income Fund — Page 49 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Sberbank of Russia PJSC (ADR)[1]	920,230	$17,098
Toronto-Dominion Bank (CAD denominated)	247,343	16,374
CME Group, Inc., Class A	78,555	15,191
HDFC Bank, Ltd.[1]	594,627	12,748
HDFC Bank, Ltd. (ADR)	21,583	1,577
ING Groep NV1	824,075	11,961
S&P Global, Inc.	25,987	11,042
HDFC Life Insurance Company, Ltd.[1]	1,030,738	10,003
DNB Bank ASA[1,2]	440,121	9,992
Nasdaq, Inc.	50,669	9,780
KBC Groep NV1	101,063	9,073
Ping An Insurance (Group) Company of China, Ltd., Class H1	1,150,500	7,807
Ping An Insurance (Group) Company of China, Ltd., Class A1	31,800	236
BlackRock, Inc.	9,255	7,762
Lufax Holding, Ltd. (ADR)[2]	1,100,011	7,678
Citigroup, Inc.	102,866	7,219
Blackstone, Inc.	59,323	6,902
PNC Financial Services Group, Inc.	33,830	6,618
Barclays PLC[1]	2,514,884	6,414
Wells Fargo & Company	137,371	6,375
Intercontinental Exchange, Inc.	55,456	6,367
Discover Financial Services	50,737	6,233
B3 SA-Brasil, Bolsa, Balcao	2,481,332	5,805
Hong Kong Exchanges and Clearing, Ltd.[1]	85,400	5,184
American International Group, Inc.	85,032	4,667
Bank of America Corp.	86,479	3,671
St. James’s Place PLC[1]	180,831	3,663
Macquarie Group, Ltd.[1]	27,017	3,545
Tradeweb Markets, Inc., Class A	40,270	3,253
M&G PLC[1]	1,086,128	2,973
FinecoBank SpA[1,2]	156,764	2,841
Legal & General Group PLC[1]	717,464	2,709
BNP Paribas SA1	39,668	2,541
Moody’s Corp.	6,973	2,476
Power Corporation of Canada, subordinate voting shares	75,066	2,474
Banco Santander, SA1	682,740	2,473
Berkshire Hathaway, Inc., Class B2	8,739	2,385
China Pacific Insurance (Group) Co., Ltd., Class H1	792,600	2,331
Morgan Stanley	19,050	1,854
Bajaj Finance, Ltd.[1]	16,137	1,657
Principal Financial Group, Inc.	24,405	1,572
AXA SA1	56,201	1,564
Marsh & McLennan Companies, Inc.	9,913	1,501
National Bank of Canada[3]	19,203	1,475
Swedbank AB, Class A1	56,092	1,135
Tryg A/S1	48,816	1,109
Aegon NV1	204,110	1,048
KakaoBank Corp.[1,2]	14,849	858
		355,275
Consumer discretionary 11.88%
LVMH Moët Hennessy-Louis Vuitton SE1	53,287	38,104
Amazon.com, Inc.[2]	9,872	32,430
Home Depot, Inc.	76,097	24,980
General Motors Company[2]	416,691	21,964
American Funds Insurance Series — Capital World Growth and Income Fund — Page 50 of 242

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
MercadoLibre, Inc.[2]	10,607	$17,813
Flutter Entertainment PLC[1,2]	67,148	13,275
Stellantis NV1	491,307	9,393
Chipotle Mexican Grill, Inc.[2]	4,319	7,850
Midea Group Co., Ltd., Class A1	725,297	7,814
Barratt Developments PLC[1]	815,022	7,192
Marriott International, Inc., Class A2	46,176	6,838
Shimano, Inc.[1]	21,600	6,293
adidas AG1	19,563	6,164
Restaurant Brands International, Inc. (CAD denominated)	81,266	4,979
Restaurant Brands International, Inc.	12,226	748
Sony Group Corp.[1]	49,700	5,535
Ferrari NV (EUR denominated)[1]	25,598	5,359
Booking Holdings, Inc.[2]	2,215	5,258
Evolution AB1	30,899	4,697
Kering SA1	6,289	4,473
Astra International Tbk PT1	11,337,300	4,331
NIKE, Inc., Class B	21,892	3,179
Moncler SpA[1]	49,234	3,011
EssilorLuxottica[1]	13,676	2,615
DraftKings, Inc., Class A2	49,904	2,403
Darden Restaurants, Inc.	15,588	2,361
Nokian Renkaat OYJ[1]	66,103	2,345
Taylor Wimpey PLC[1]	1,075,065	2,220
Industria de Diseño Textil, SA1	56,688	2,062
Kindred Group PLC (SDR)[1]	128,834	1,935
SAIC Motor Corp., Ltd., Class A1	626,400	1,850
Wayfair, Inc., Class A2	6,644	1,698
Prosus NV, Class N1	19,324	1,522
Cie. Financière Richemont SA, Class A1	13,946	1,438
Just Eat Takeaway (GBP denominated)[1,2]	16,367	1,188
Meituan, Class B1,2	33,700	1,052
Wynn Macau, Ltd.[1,2]	1,075,200	898
Naspers, Ltd., Class N1	4,674	770
Tesla, Inc.[2]	930	721
InterContinental Hotels Group PLC[1,2]	10,909	700
Peloton Interactive, Inc., Class A2	7,728	673
Domino’s Pizza Enterprises, Ltd.[1]	5,655	652
Faurecia SA1	3,188	149
		270,932
Health care 11.28%
Abbott Laboratories	307,206	36,290
UnitedHealth Group, Inc.	71,886	28,089
Gilead Sciences, Inc.	374,454	26,156
Thermo Fisher Scientific, Inc.	36,529	20,870
Novartis AG1	241,788	19,836
Amgen, Inc.	76,233	16,211
AstraZeneca PLC[1]	93,154	11,214
Stryker Corp.	38,863	10,249
Eli Lilly and Company	29,826	6,891
Sanofi[1]	71,249	6,859
Pfizer, Inc.	148,507	6,387
Medtronic PLC	47,876	6,001
Centene Corp.[2]	91,594	5,707
American Funds Insurance Series — Capital World Growth and Income Fund — Page 51 of 242

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Siemens Healthineers AG1	76,641	$4,987
PerkinElmer, Inc.	22,925	3,973
Coloplast A/S, Class B1	24,933	3,908
WuXi Biologics (Cayman), Inc.[1,2]	233,000	3,766
Olympus Corp.[1]	171,300	3,762
Chugai Pharmaceutical Co., Ltd.[1]	90,600	3,319
Carl Zeiss Meditec AG, non-registered shares[1]	16,518	3,175
AbbVie, Inc.	25,247	2,723
Intuitive Surgical, Inc.[2]	2,695	2,679
Baxter International, Inc.	30,945	2,489
Zoetis, Inc., Class A	12,774	2,480
Illumina, Inc.[2]	4,940	2,004
Alcon, Inc.[1]	24,235	1,963
Zimmer Biomet Holdings, Inc.	13,135	1,922
Merck KGaA[1]	8,837	1,922
M3, Inc.[1]	24,000	1,713
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	169,706	1,653
Cigna Corp.	7,371	1,475
Vertex Pharmaceuticals, Inc.[2]	6,840	1,241
Hypera SA, ordinary nominative shares	179,438	1,059
Edwards Lifesciences Corp.[2]	9,271	1,050
DexCom, Inc.[2]	1,873	1,024
GlaxoSmithKline PLC[1]	48,133	909
Insulet Corp.[2]	2,725	775
CanSino Biologics, Inc., Class H1,2	11,200	395
CSL, Ltd.[1]	705	149
		257,275
Communication services 10.68%
Alphabet, Inc., Class C2	12,999	34,646
Alphabet, Inc., Class A2	8,749	23,391
Netflix, Inc.[2]	70,325	42,922
Facebook, Inc., Class A2	102,430	34,764
SoftBank Corp.[1]	1,504,000	20,420
Comcast Corp., Class A	351,239	19,645
Yandex NV, Class A2	245,806	19,588
Sea, Ltd., Class A (ADR)[2]	26,487	8,442
NetEase, Inc.[1]	385,200	6,617
SoftBank Group Corp.[1]	87,300	5,045
Tencent Holdings, Ltd.[1]	84,300	4,943
Activision Blizzard, Inc.	50,959	3,944
Universal Music Group NV1,2,3	143,361	3,839
Cellnex Telecom, SA, non-registered shares[1]	55,297	3,409
Daily Mail and General Trust PLC, Class A, nonvoting shares[1]	215,240	3,102
Bilibili, Inc., Class Z1,2	24,805	1,656
Bilibili, Inc., Class Z (ADR)[2,3]	4,489	297
Bharti Airtel, Ltd.[1]	208,066	1,907
Omnicom Group, Inc.	24,376	1,766
ITV PLC[1,2]	1,096,106	1,555
Vivendi SE1,3	100,816	1,272
Altice USA, Inc., Class A2	24,222	502
		243,672
American Funds Insurance Series — Capital World Growth and Income Fund — Page 52 of 242

unaudited
Common stocks (continued) Industrials 8.29%	Shares	Value (000)
Airbus SE, non-registered shares[1,2]	158,622	$20,826
CSX Corp.	599,462	17,828
General Electric Co.	145,831	15,025
LIXIL Corp.[1]	317,900	9,238
Safran SA1	69,420	8,704
Deere & Company	24,478	8,202
BAE Systems PLC[1]	949,997	7,181
Lockheed Martin Corp.	18,274	6,306
VINCI SA1	54,179	5,612
Recruit Holdings Co., Ltd.[1]	91,700	5,591
Raytheon Technologies Corp.	63,853	5,489
Compagnie de Saint-Gobain SA, non-registered shares[1]	77,907	5,247
Stanley Black & Decker, Inc.	28,809	5,051
TransDigm Group, Inc.[2]	7,245	4,525
Melrose Industries PLC[1]	1,935,920	4,480
Emerson Electric Co.	47,421	4,467
Nidec Corp.[1]	36,900	4,094
Johnson Controls International PLC	58,928	4,012
Honeywell International, Inc.	17,798	3,778
ManpowerGroup, Inc.	33,145	3,589
Sydney Airport, units[1,2]	472,784	2,808
Aena SME, SA, non-registered shares[1]	15,922	2,746
Bunzl PLC[1]	83,015	2,742
Carrier Global Corp.	52,143	2,699
Schneider Electric SE1	15,769	2,622
Eiffage SA1	25,514	2,574
Ryanair Holdings PLC (ADR)[2]	22,571	2,484
ASSA ABLOY AB, Class B1	83,846	2,431
RELX PLC[1]	69,864	2,013
SMC Corp.[1]	3,100	1,939
ACS, Actividades de Construcción y Servicios, SA1	61,429	1,647
Adecco Group AG1	32,531	1,629
Union Pacific Corp.	8,272	1,621
Wizz Air Holdings PLC[1,2]	22,268	1,483
AB Volvo, Class B1	64,119	1,441
L3Harris Technologies, Inc.	6,496	1,431
Atlas Copco AB, Class B1	27,077	1,384
InPost SA1,2	72,793	1,201
Brenntag SE1	12,183	1,137
Ritchie Bros. Auctioneers, Inc.	12,985	801
Lilium NV, Class A2	59,454	625
Otis Worldwide Corp.	4,082	336
		189,039
Consumer staples 6.77%
Philip Morris International, Inc.	335,270	31,780
Nestlé SA1	141,862	17,069
Keurig Dr Pepper, Inc.	432,098	14,761
Ocado Group PLC[1,2]	550,504	12,244
British American Tobacco PLC[1]	325,191	11,346
British American Tobacco PLC (ADR)	9,738	343
Kweichow Moutai Co., Ltd., Class A1	32,900	9,321
Altria Group, Inc.	166,671	7,587
Swedish Match AB1	756,927	6,638
Heineken NV1	51,210	5,323
American Funds Insurance Series — Capital World Growth and Income Fund — Page 53 of 242

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Kroger Co.	116,930	$4,728
Bunge, Ltd.	57,015	4,636
Imperial Brands PLC[1]	213,360	4,453
Treasury Wine Estates, Ltd.[1]	486,714	4,327
Danone SA1	54,464	3,717
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	546,300	3,165
Ajinomoto Co., Inc.[1]	87,000	2,574
Constellation Brands, Inc., Class A	11,858	2,498
Mondelez International, Inc.	36,482	2,123
Kirin Holdings Company, Ltd.[1]	90,600	1,683
Arca Continental, SAB de CV	270,300	1,648
Pernod Ricard SA1	6,235	1,364
ITC, Ltd.[1]	248,407	785
Oatly Group AB (ADR)[2]	30,904	467
		154,580
Materials 4.46%
Vale SA, ordinary nominative shares	1,362,968	19,082
Vale SA, ordinary nominative shares (ADR)	981,461	13,691
Rio Tinto PLC[1]	283,942	18,748
BHP Group PLC[1]	354,017	8,823
Linde PLC	20,634	6,054
Fortescue Metals Group, Ltd.[1]	508,556	5,363
Shin-Etsu Chemical Co., Ltd.[1]	27,700	4,672
Freeport-McMoRan, Inc.	121,931	3,966
HeidelbergCement AG1	42,498	3,187
Dow, Inc.	49,539	2,851
Akzo Nobel NV1	25,024	2,725
Albemarle Corp.	11,840	2,593
CRH PLC[1]	49,376	2,303
Amcor PLC (CDI)[1]	165,731	1,959
Koninklijke DSM NV1	7,690	1,537
Barrick Gold Corp. (CAD denominated)	79,724	1,439
Air Liquide SA, non-registered shares[1]	6,629	1,061
Evonik Industries AG1	28,154	892
Lynas Rare Earths, Ltd.[1,2]	163,843	792
		101,738
Energy 3.15%
Canadian Natural Resources, Ltd. (CAD denominated)	557,454	20,382
Gazprom PJSC (ADR)[1]	1,084,575	10,676
EOG Resources, Inc.	118,294	9,495
TC Energy Corp. (CAD denominated)	111,856	5,384
BP PLC[1]	994,134	4,503
ConocoPhillips	59,579	4,038
Chevron Corp.	39,374	3,994
TotalEnergies SE1	76,739	3,677
Royal Dutch Shell PLC, Class B1	141,570	3,136
Suncor Energy, Inc.	95,189	1,974
Tourmaline Oil Corp.	41,394	1,446
Cimarex Energy Co.	16,136	1,407
Reliance Industries, Ltd.[1]	40,272	1,362
DT Midstream, Inc.	6,500	301
		71,775
American Funds Insurance Series — Capital World Growth and Income Fund — Page 54 of 242

unaudited
Common stocks (continued) Utilities 2.44%	Shares	Value (000)
China Resources Gas Group, Ltd.[1]	1,534,000	$8,051
DTE Energy Company	68,893	7,696
Enel SpA[1]	986,481	7,574
Iberdrola SA, non-registered shares[1]	624,011	6,232
E.ON SE1	371,446	4,545
Entergy Corp.	40,254	3,998
NextEra Energy, Inc.	50,596	3,973
PG&E Corp.[2]	265,891	2,553
Engie SA1	141,365	1,855
Endesa, SA1	87,461	1,764
China Gas Holdings, Ltd.[1]	578,200	1,705
National Grid PLC[1]	142,632	1,697
Ørsted AS1	12,576	1,659
AES Corp.	52,478	1,198
Power Grid Corporation of India, Ltd.[1]	425,708	1,079
		55,579
Real estate 2.25%
Crown Castle International Corp. REIT	88,328	15,309
American Tower Corp. REIT	37,070	9,839
Country Garden Services Holdings Co., Ltd.[1]	848,968	6,662
Longfor Group Holdings, Ltd.[1]	1,422,000	6,535
VICI Properties, Inc. REIT	129,563	3,681
Boston Properties, Inc. REIT	23,376	2,533
China Resources Mixc Lifestyle Services, Ltd.[1]	414,600	2,295
Equinix, Inc. REIT	2,288	1,808
CIFI Holdings (Group) Co., Ltd.[1]	1,970,000	1,335
Sun Hung Kai Properties, Ltd.[1]	67,000	832
Iron Mountain, Inc. REIT	11,600	504
		51,333
Total common stocks (cost: $1,692,607,000)		2,180,078
Preferred securities 0.78% Consumer discretionary 0.43%
Volkswagen AG, nonvoting preferred shares[1]	43,408	9,724
Financials 0.19%
Banco Bradesco SA, preferred nominative shares	1,048,670	4,011
Fannie Mae, Series S, 8.25% noncumulative preferred shares[2,3]	58,870	153
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative preferred shares[2]	61,516	147
		4,311
Information technology 0.11%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	42,831	2,507
Health care 0.05%
Grifols, SA, Class B, nonvoting non-registered preferred shares[1]	86,785	1,279
Total preferred securities (cost: $20,558,000)		17,821
American Funds Insurance Series — Capital World Growth and Income Fund — Page 55 of 242

unaudited
Rights & warrants 0.00% Communication services 0.00%	Shares	Value (000)
Bharti Airtel Ltd., rights, expire 2021[1,2]	13,994	$29
Total rights & warrants (cost: $0)		29
Convertible stocks 0.11% Information technology 0.07%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	1,016	1,557
Financials 0.04%
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[4]	900	1,020
Total convertible stocks (cost: $2,569,000)		2,577
Convertible bonds & notes 0.27% Communication services 0.24%	Principal amount (000)
Sea Ltd., convertible notes, 2.375% 2025	$ 1,500	5,332
Consumer discretionary 0.03%
Rivian Automotive, Inc., convertible notes, 0% 2026[1,5,6]	734	734
Total convertible bonds & notes (cost: $4,574,000)		6,066
Bonds, notes & other debt instruments 0.29% Corporate bonds, notes & loans 0.25% Health care 0.12%
Teva Pharmaceutical Finance Co. BV 6.00% 2024	1,600	1,686
Teva Pharmaceutical Finance Co. BV 3.15% 2026	1,100	1,055
		2,741
Energy 0.05%
TransCanada PipeLines, Ltd. 5.10% 2049	800	1,047
Consumer discretionary 0.05%
Carnival Corp. 11.50% 2023[4]	134	150
General Motors Company 5.40% 2023	300	327
Royal Caribbean Cruises, Ltd. 11.50% 2025[4]	477	545
		1,022
Communication services 0.02%
CenturyLink, Inc. 7.50% 2024	400	443
Consumer staples 0.01%
JBS Investments GMBH II 7.00% 2026[4]	300	314
Total corporate bonds, notes & loans		5,567
Bonds & notes of governments & government agencies outside the U.S. 0.04%
United Mexican States, Series M, 8.00% 2023	MXN20,000	1,003
Total bonds, notes & other debt instruments (cost: $6,554,000)		6,570
American Funds Insurance Series — Capital World Growth and Income Fund — Page 56 of 242

unaudited
Short-term securities 3.13% Money market investments 2.79%	Shares	Value (000)
Capital Group Central Cash Fund 0.06%[7,8]	637,105	$63,717
Money market investments purchased with collateral from securities on loan 0.34%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	3,393,054	3,393
Capital Group Central Cash Fund 0.06%[7,8,9]	29,521	2,952
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	1,372,774	1,373
		7,718
Total short-term securities (cost: $71,435,000)		71,435
Total investment securities 100.15% (cost: $1,798,297,000)		2,284,576
Other assets less liabilities (0.15)%		(3,376)
Net assets 100.00%		$2,281,200
Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 2.92%
Money market investments 2.79%
Capital Group Central Cash Fund 0.06%[7]	$66,489	$447,328	$450,096	$3	$(7)	$63,717	$36
Money market investments purchased with collateral from securities on loan 0.13%
Capital Group Central Cash Fund 0.06%[7,9]	—	2,952[10]				2,952	—[11]
Total short-term securities						66,669
Total 2.92%				$3	$(7)	$66,669	$36
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $986,269,000, which represented 43.23% of the net assets of the fund. This amount includes $985,506,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $5,675,000, which represented .25% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,029,000, which represented .09% of the net assets of the fund.
[5]	Value determined using significant unobservable inputs.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[7]	Rate represents the seven-day yield at 9/30/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	$734	$734.03%
American Funds Insurance Series — Capital World Growth and Income Fund — Page 57 of 242

unaudited
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
GBP = British pounds
MXN = Mexican pesos
SDR = Swedish Depositary Receipts
American Funds Insurance Series — Capital World Growth and Income Fund — Page 58 of 242

Growth-Income Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 95.55% Information technology 22.11%	Shares	Value (000)
Microsoft Corp.	10,175,024	$2,868,542
Broadcom, Inc.	2,460,201	1,193,025
Mastercard, Inc., Class A	1,609,121	559,459
Accenture PLC, Class A	991,200	317,105
Visa, Inc., Class A	1,282,991	285,786
ASML Holding NV1	234,068	172,666
ASML Holding NV (New York registered) (ADR)	147,800	110,127
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	13,692,000	282,343
Adobe, Inc.[2]	416,673	239,887
Apple, Inc.	1,220,400	172,687
Automatic Data Processing, Inc.	845,000	168,932
Concentrix Corp.[2]	904,367	160,073
Intel Corp.	2,996,600	159,659
ServiceNow, Inc.[2]	250,938	156,151
Fidelity National Information Services, Inc.	1,268,981	154,410
Ceridian HCM Holding, Inc.[2]	1,240,574	139,713
PayPal Holdings, Inc.[2]	498,649	129,754
Cognizant Technology Solutions Corp., Class A	1,489,400	110,528
FleetCor Technologies, Inc.[2]	420,507	109,866
GoDaddy, Inc., Class A2	1,402,444	97,750
Euronet Worldwide, Inc.[2]	763,602	97,191
Atlassian Corp. PLC, Class A2	247,800	96,994
Autodesk, Inc.[2]	325,000	92,680
Global Payments, Inc.	572,628	90,235
Applied Materials, Inc.	687,400	88,489
CDK Global, Inc.	2,042,800	86,921
MKS Instruments, Inc.	481,000	72,588
Affirm Holdings, Inc., Class A2	580,300	69,131
Shopify, Inc., Class A, subordinate voting shares[2]	48,000	65,077
TELUS International (Cda), Inc., subordinate voting shares[2]	1,817,100	63,617
Texas Instruments, Inc.	308,278	59,254
Fiserv, Inc.[2]	536,700	58,232
StoneCo, Ltd., Class A2	1,659,500	57,618
KLA Corp.	155,000	51,849
QUALCOMM, Inc.	375,195	48,393
Micron Technology, Inc.	629,500	44,682
Dye & Durham, Ltd.	1,322,100	42,943
Analog Devices, Inc.	231,000	38,688
Lam Research Corp.	62,390	35,509
Samsung Electronics Co., Ltd.[1]	570,000	35,476
Trimble, Inc.[2]	413,300	33,994
VeriSign, Inc.[2]	61,000	12,506
		8,930,530
American Funds Insurance Series — Growth-Income Fund — Page 59 of 242

unaudited
Common stocks (continued) Communication services 17.20%	Shares	Value (000)
Alphabet, Inc., Class A2	393,780	$1,052,779
Alphabet, Inc., Class C2	352,067	938,367
Facebook, Inc., Class A2	5,496,905	1,865,595
Netflix, Inc.[2]	2,438,284	1,488,182
Comcast Corp., Class A	14,034,950	784,975
Charter Communications, Inc., Class A2	573,127	416,984
Electronic Arts, Inc.	1,168,000	166,148
Tencent Holdings, Ltd.[1]	1,782,100	104,492
Walt Disney Company[2]	300,000	50,751
Activision Blizzard, Inc.	427,364	33,074
Vodafone Group PLC[1]	20,000,000	30,253
NetEase, Inc.[1]	1,093,900	18,791
		6,950,391
Health care 10.78%
UnitedHealth Group, Inc.	2,609,900	1,019,792
Abbott Laboratories	6,794,592	802,645
Gilead Sciences, Inc.	5,288,700	369,416
Novo Nordisk A/S, Class B1	2,446,056	235,274
Amgen, Inc.	1,036,000	220,305
AstraZeneca PLC[1]	1,249,112	150,374
AstraZeneca PLC (ADR)	721,200	43,315
Thermo Fisher Scientific, Inc.	336,353	192,168
Anthem, Inc.	463,288	172,714
AbbVie, Inc.	1,296,036	139,803
PerkinElmer, Inc.	769,600	133,364
GlaxoSmithKline PLC[1]	6,402,300	120,847
Medtronic PLC	860,000	107,801
Edwards Lifesciences Corp.[2]	674,989	76,415
Guardant Health, Inc.[2]	606,400	75,806
Merck & Co., Inc.	864,000	64,895
Eli Lilly and Company	248,703	57,463
Zimmer Biomet Holdings, Inc.	342,366	50,109
Royalty Pharma PLC, Class A	1,170,161	42,290
Seagen, Inc.[2]	215,292	36,557
AmerisourceBergen Corp.	297,000	35,477
Vertex Pharmaceuticals, Inc.[2]	192,000	34,827
Roche Holding AG, nonvoting non-registered shares[1]	93,081	33,966
Stryker Corp.	117,135	30,891
Ultragenyx Pharmaceutical, Inc.[2]	315,000	28,410
Humana, Inc.	65,300	25,411
NovoCure, Ltd.[2]	193,600	22,490
Allogene Therapeutics, Inc.[2]	800,000	20,560
Vir Biotechnology, Inc.[2]	258,400	11,246
		4,354,631
Industrials 10.70%
Raytheon Technologies Corp.	5,276,955	453,607
Carrier Global Corp.	7,297,362	377,711
CSX Corp.	9,106,600	270,830
Northrop Grumman Corp.	733,200	264,062
Woodward, Inc.	2,204,500	249,549
Equifax, Inc.	893,208	226,357
TFI International, Inc.	2,204,257	225,231
Airbus SE, non-registered shares[1,2]	1,617,590	212,382
American Funds Insurance Series — Growth-Income Fund — Page 60 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Waste Connections, Inc.	1,516,231	$190,939
TransDigm Group, Inc.[2]	302,520	188,945
General Dynamics Corp.	848,975	166,425
General Electric Co.	1,427,781	147,104
Union Pacific Corp.	697,700	136,756
BWX Technologies, Inc.	2,357,405	126,970
Norfolk Southern Corp.	482,759	115,500
ITT, Inc.	1,204,930	103,431
Old Dominion Freight Line, Inc.	350,000	100,093
L3Harris Technologies, Inc.	446,960	98,439
Waste Management, Inc.	625,300	93,395
Honeywell International, Inc.	409,067	86,837
Air Lease Corp., Class A	2,097,300	82,508
Lockheed Martin Corp.	230,000	79,373
Fortive Corp.	1,085,000	76,568
Safran SA1	539,713	67,669
Ryanair Holdings PLC (ADR)[2]	445,550	49,037
Ryanair Holdings PLC[1,2]	611,907	11,542
Fastenal Co.	635,000	32,772
Montana Aerospace AG1,2	658,516	23,476
Cummins, Inc.	100,000	22,456
Otis Worldwide Corp.	268,100	22,059
Caterpillar, Inc.	101,600	19,504
		4,321,527
Financials 10.04%
JPMorgan Chase & Co.	4,619,132	756,106
Marsh & McLennan Companies, Inc.	1,744,801	264,215
Aon PLC, Class A	766,629	219,080
Chubb, Ltd.	1,239,153	214,968
PNC Financial Services Group, Inc.	1,008,464	197,296
Intercontinental Exchange, Inc.	1,658,282	190,404
Nasdaq, Inc.	941,900	181,806
BlackRock, Inc.	205,800	172,596
S&P Global, Inc.	392,338	166,701
American International Group, Inc.	2,851,000	156,491
Moody’s Corp.	425,900	151,241
Arthur J. Gallagher & Co.	966,650	143,693
Travelers Companies, Inc.	831,955	126,465
Discover Financial Services	1,019,080	125,194
KeyCorp	4,886,953	105,656
Bank of America Corp.	2,445,755	103,822
Hong Kong Exchanges and Clearing, Ltd.[1]	1,659,500	100,729
State Street Corp.	1,077,260	91,265
B3 SA-Brasil, Bolsa, Balcao	38,692,700	90,519
Webster Financial Corp.	1,601,139	87,198
Power Corporation of Canada, subordinate voting shares[3]	2,443,100	80,530
CME Group, Inc., Class A	369,100	71,377
Charles Schwab Corp.	879,000	64,026
Truist Financial Corp.	870,732	51,068
Wells Fargo & Company	981,600	45,556
Morgan Stanley	431,267	41,967
American Funds Insurance Series — Growth-Income Fund — Page 61 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Citizens Financial Group, Inc.	728,750	$34,237
UBS Group AG1	1,343,666	21,472
		4,055,678
Consumer discretionary 9.01%
Amazon.com, Inc.[2]	384,860	1,264,280
General Motors Company[2]	8,736,000	460,475
Home Depot, Inc.	802,661	263,481
Wyndham Hotels & Resorts, Inc.	3,132,634	241,808
Royal Caribbean Cruises, Ltd.[2]	2,595,195	230,843
MercadoLibre, Inc.[2]	110,000	184,734
Hilton Worldwide Holdings, Inc.[2]	1,337,320	176,673
Dollar Tree Stores, Inc.[2]	1,325,018	126,831
Chipotle Mexican Grill, Inc.[2]	53,110	96,528
Dollar General Corp.	368,755	78,228
Kering SA1	101,695	72,328
Lowe’s Companies, Inc.	345,000	69,987
Thor Industries, Inc.	440,200	54,039
Hasbro, Inc.	558,000	49,785
McDonald’s Corp.	198,000	47,740
Darden Restaurants, Inc.	296,000	44,835
Aptiv PLC[2]	275,600	41,056
Starbucks Corp.	367,800	40,572
Peloton Interactive, Inc., Class A2	450,000	39,172
VF Corp.	390,000	26,126
YUM! Brands, Inc.	196,630	24,050
Airbnb, Inc., Class A2	39,731	6,665
		3,640,236
Materials 4.40%
Linde PLC	1,010,978	296,601
LyondellBasell Industries NV	2,453,100	230,223
Celanese Corp.	1,250,900	188,435
Vale SA, ordinary nominative shares (ADR)	9,406,039	131,214
Vale SA, ordinary nominative shares	3,404,848	47,668
Air Products and Chemicals, Inc.	602,306	154,256
Dow, Inc.	2,550,000	146,778
International Flavors & Fragrances, Inc.	1,075,001	143,749
Sherwin-Williams Company	475,300	132,956
Freeport-McMoRan, Inc.	3,803,000	123,712
Rio Tinto PLC[1]	1,020,655	67,390
Barrick Gold Corp.	2,373,000	42,833
PPG Industries, Inc.	295,550	42,267
Allegheny Technologies, Inc.[2]	1,769,447	29,426
		1,777,508
Consumer staples 3.65%
Philip Morris International, Inc.	5,517,126	522,968
Keurig Dr Pepper, Inc.	8,114,349	277,186
British American Tobacco PLC[1]	4,663,859	162,719
Nestlé SA1	731,589	88,024
Anheuser-Busch InBev SA/NV1	1,358,211	76,709
Molson Coors Beverage Company, Class B, restricted voting shares	1,620,313	75,150
Mondelez International, Inc.	948,300	55,172
Reckitt Benckiser Group PLC[1]	685,000	53,615
American Funds Insurance Series — Growth-Income Fund — Page 62 of 242

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Herbalife Nutrition, Ltd.[2]	849,000	$35,981
Church & Dwight Co., Inc.	424,500	35,051
General Mills, Inc.	428,800	25,651
Pernod Ricard SA1	117,200	25,630
Constellation Brands, Inc., Class A	100,700	21,217
Kraft Heinz Company	567,200	20,884
		1,475,957
Energy 2.98%
Canadian Natural Resources, Ltd. (CAD denominated)	7,948,000	290,599
EOG Resources, Inc.	2,949,400	236,748
Chevron Corp.	1,813,200	183,949
ConocoPhillips	2,699,104	182,918
Equitrans Midstream Corp.	10,215,807	103,588
TC Energy Corp. (CAD denominated)[3]	1,821,019	87,644
Baker Hughes Co., Class A	3,492,424	86,368
Exxon Mobil Corp.	500,000	29,410
Weatherford International[2]	128,424	2,526
		1,203,750
Utilities 2.37%
AES Corp.	6,298,200	143,788
Enel SpA[1]	18,469,069	141,797
Sempra Energy	750,000	94,875
Endesa, SA1	4,519,853	91,158
Edison International	1,553,200	86,156
Entergy Corp.	844,900	83,907
Exelon Corp.	1,576,100	76,189
CenterPoint Energy, Inc.	2,840,104	69,866
PG&E Corp.[2]	6,742,000	64,723
CMS Energy Corp.	918,200	54,844
Evergy, Inc.	463,246	28,814
American Electric Power Company, Inc.	250,600	20,344
		956,461
Real estate 2.31%
Equinix, Inc. REIT	524,200	414,186
Crown Castle International Corp. REIT	1,206,966	209,191
MGM Growth Properties LLC REIT, Class A	3,996,000	153,047
VICI Properties, Inc. REIT	3,689,818	104,828
Digital Realty Trust, Inc. REIT	368,470	53,225
		934,477
Total common stocks (cost: $21,720,867,000)		38,601,146
Convertible stocks 1.14% Health care 0.64%
Danaher Corp., Series A, cumulative convertible preferred shares, 4.75% 2022	78,600	159,401
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	61,857	100,355
		259,756
Information technology 0.39%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	102,783	157,465
American Funds Insurance Series — Growth-Income Fund — Page 63 of 242

unaudited
Convertible stocks (continued) Consumer discretionary 0.10%	Shares	Value (000)
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	238,475	$40,183
Industrials 0.01%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[3]	35,448	3,731
Total convertible stocks (cost: $314,563,000)		461,135
Convertible bonds & notes 0.04% Consumer discretionary 0.04%	Principal amount (000)
Rivian Automotive, Inc., convertible notes, 0% 2026[1,4,5]	$ 13,213	13,213
Total convertible bonds & notes (cost: $13,213,000)		13,213
Bonds, notes & other debt instruments 0.03% Corporate bonds, notes & loans 0.03% Energy 0.02%
Weatherford International, Ltd. 11.00% 2024[6]	5,280	5,569
Industrials 0.01%
Boeing Company 4.875% 2025	4,706	5,239
Consumer discretionary 0.00%
General Motors Financial Co. 4.30% 2025	160	176
General Motors Financial Co. 5.25% 2026	827	945
		1,121
Total corporate bonds, notes & loans		11,929
Total bonds, notes & other debt instruments (cost: $10,845,000)		11,929
Short-term securities 3.54% Money market investments 3.27%	Shares
Capital Group Central Cash Fund 0.06%[7,8]	13,229,366	1,323,069
Money market investments purchased with collateral from securities on loan 0.27%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[7,9]	47,354,413	47,354
Capital Group Central Cash Fund 0.06%[7,8,9]	412,005	41,205
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[7,9]	19,158,808	19,159
		107,718
Total short-term securities (cost: $1,430,606,000)		1,430,787
Total investment securities 100.30% (cost: $23,490,094,000)		40,518,210
Other assets less liabilities (0.30)%		(119,946)
Net assets 100.00%		$40,398,264
American Funds Insurance Series — Growth-Income Fund — Page 64 of 242

unaudited
Investments in affiliates8

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 3.37%
Money market investments 3.27%
Capital Group Central Cash Fund 0.06%[7]	$1,005,764	$5,561,987	$5,244,615	$(44)	$(23)	$1,323,069	$640
Money market investments purchased with collateral from securities on loan 0.10%
Capital Group Central Cash Fund 0.06%[7,9]	—	41,205[10]				41,205	—[11]
Total short-term securities						1,364,274
Total 3.37%				$(44)	$(23)	$1,364,274	$640
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,414,335,000, which represented 5.98% of the net assets of the fund. This amount includes $2,401,122,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $114,949,000, which represented .28% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on this holding appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,569,000, which represented .01% of the net assets of the fund.
[7]	Rate represents the seven-day yield at 9/30/2021.
[8]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[9]	Security purchased with cash collateral from securities on loan.
[10]	Represents net activity.
[11]	Dividend income is included with securities lending income and is not shown in this table.
Private placement security	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rivian Automotive, Inc., convertible notes, 0% 2026	7/23/2021	$13,213	$13,213.03%
Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
American Funds Insurance Series — Growth-Income Fund — Page 65 of 242

International Growth and Income Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 90.71% Financials 18.60%	Shares	Value (000)
ING Groep NV1	3,465,400	$50,297
HDFC Bank, Ltd.[1]	2,309,600	49,514
AIA Group, Ltd.[1]	2,338,600	26,927
Zurich Insurance Group AG1	54,100	22,059
DNB Bank ASA[1,2]	825,000	18,730
Sberbank of Russia PJSC (ADR)[1]	999,000	18,562
Moscow Exchange MICEX-RTS PJSC[1]	5,665,000	13,526
Aegon NV1	2,483,308	12,749
B3 SA-Brasil, Bolsa, Balcao	3,906,000	9,138
PICC Property and Casualty Co., Ltd., Class H1	7,905,000	7,627
Great-West Lifeco, Inc. (CAD denominated)	248,102	7,549
Fairfax Financial Holdings, Ltd., subordinate voting shares	15,600	6,298
Allfunds Group PLC[1,2]	99,470	1,913
		244,889
Consumer discretionary 13.03%
LVMH Moët Hennessy-Louis Vuitton SE1	48,000	34,323
Prosus NV, Class N1	345,500	27,211
Sony Group Corp.[1]	224,700	25,023
Taylor Wimpey PLC[1]	11,268,250	23,272
Naspers, Ltd., Class N1	95,400	15,721
Flutter Entertainment PLC (EUR denominated)[1,2]	73,000	14,331
Ferrari NV (EUR denominated)[1]	50,000	10,467
Kering SA1	14,379	10,227
Galaxy Entertainment Group, Ltd.[1,2]	1,345,000	6,786
Alibaba Group Holding, Ltd.[1,2]	221,000	4,110
		171,471
Health care 9.97%
Daiichi Sankyo Company, Ltd.[1]	1,359,000	36,255
Aier Eye Hospital Group Co., Ltd., Class A1	2,610,189	21,486
Richter Gedeon Nyrt.[1]	642,232	17,482
Fresenius SE & Co. KGaA[1]	283,701	13,640
HOYA Corp.[1]	85,000	13,294
Novartis AG1	113,564	9,317
Chugai Pharmaceutical Co., Ltd.[1]	228,900	8,385
GlaxoSmithKline PLC[1]	386,500	7,295
Teva Pharmaceutical Industries, Ltd. (ADR)[2]	417,000	4,062
		131,216
Industrials 9.91%
Airbus SE, non-registered shares[1,2]	246,912	32,418
Ryanair Holdings PLC (ADR)[2]	179,000	19,701
easyJet PLC[1,2,3]	2,198,000	19,580
Singapore Technologies Engineering, Ltd.[1]	5,270,000	14,724
Melrose Industries PLC[1]	5,669,640	13,120
American Funds Insurance Series — International Growth and Income Fund — Page 66 of 242

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
LIXIL Corp.[1]	385,000	$11,188
Komatsu, Ltd.[1]	445,000	10,700
Aena SME, SA, non-registered shares[1]	52,450	9,047
		130,478
Communication services 9.29%
SoftBank Corp.[1]	4,691,700	63,700
Yandex NV, Class A2	397,400	31,669
Tencent Holdings, Ltd.[1]	209,500	12,284
SoftBank Group Corp.[1]	106,600	6,160
Bilibili, Inc., Class Z1,2	69,200	4,620
Rightmove PLC[1]	423,500	3,885
		122,318
Materials 7.48%
Rio Tinto PLC[1]	455,900	30,101
Vale SA, ordinary nominative shares	1,712,500	23,975
Vale SA, ordinary nominative shares (ADR)	424,300	5,919
Linde PLC	53,000	15,549
Air Liquide SA, non-registered shares[1]	79,200	12,673
Akzo Nobel NV1	93,955	10,231
		98,448
Information technology 6.50%
SUMCO Corp.[1]	1,304,800	26,198
Nice, Ltd. (ADR)	73,400	20,849
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	1,010,000	20,827
ASML Holding NV1	23,900	17,630
		85,504
Consumer staples 6.19%
Imperial Brands PLC[1]	1,816,200	37,903
Philip Morris International, Inc.	140,000	13,271
Treasury Wine Estates, Ltd.[1]	1,152,442	10,245
Pernod Ricard SA1	39,400	8,616
British American Tobacco PLC[1]	216,802	7,564
Kirin Holdings Company, Ltd.[1]	209,500	3,891
		81,490
Utilities 3.92%
ENN Energy Holdings, Ltd.[1]	1,150,000	18,832
Enel SpA[1]	1,522,000	11,685
E.ON SE1	636,000	7,781
SSE PLC[1]	325,350	6,832
Iberdrola SA, non-registered shares[1]	648,392	6,476
		51,606
Energy 3.44%
Royal Dutch Shell PLC, Class A (GBP denominated)[1]	792,000	17,497
Canadian Natural Resources, Ltd. (CAD denominated)	272,500	9,963
Canadian Natural Resources, Ltd.	92,000	3,362
Cenovus Energy, Inc.	935,000	9,427
TotalEnergies SE1	104,750	5,019
		45,268
American Funds Insurance Series — International Growth and Income Fund — Page 67 of 242

unaudited
Common stocks (continued) Real estate 2.38%	Shares	Value (000)
China Resources Mixc Lifestyle Services, Ltd.[1]	2,193,461	$12,141
Embassy Office Parks REIT[1]	2,191,000	9,974
Sun Hung Kai Properties, Ltd.[1]	747,000	9,283
		31,398
Total common stocks (cost: $890,234,000)		1,194,086
Preferred securities 0.84% Energy 0.84%
Petróleo Brasileiro SA (Petrobras), preferred nominative shares (ADR)	591,100	5,911
Petróleo Brasileiro SA (Petrobras), preferred nominative shares	1,031,250	5,157
Total preferred securities (cost: $7,450,000)		11,068
Bonds, notes & other debt instruments 0.58% Bonds & notes of governments & government agencies outside the U.S. 0.31%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 2025	BRL 22,000	4,019
Corporate bonds, notes & loans 0.27% Health care 0.27%
Teva Pharmaceutical Finance Co. BV 3.15% 2026	$1,060	1,016
Teva Pharmaceutical Finance Co. BV 4.10% 2046	1,160	1,002
Valeant Pharmaceuticals International, Inc. 6.125% 2025[4]	1,521	1,555
Total corporate bonds, notes & loans		3,573
Total bonds, notes & other debt instruments (cost: $9,336,000)		7,592
Short-term securities 8.15% Money market investments 7.28%	Shares
Capital Group Central Cash Fund 0.06%[5,6]	957,637	95,773
Money market investments purchased with collateral from securities on loan 0.87%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[5,7]	5,051,215	5,051
Capital Group Central Cash Fund 0.06%[5,6,7]	43,948	4,395
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	2,043,637	2,044
		11,490
Total short-term securities (cost: $107,255,000)		107,263
Total investment securities 100.28% (cost: $1,014,275,000)		1,320,009
Other assets less liabilities (0.28)%		(3,666)
Net assets 100.00%		$1,316,343
American Funds Insurance Series — International Growth and Income Fund — Page 68 of 242

unaudited
Investments in affiliates6

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Short-term securities 7.61%
Money market investments 7.28%
Capital Group Central Cash Fund 0.06%[5]	$31,755	$442,479	$378,458	$(5)	$2	$95,773	$30
Money market investments purchased with collateral from securities on loan 0.33%
Capital Group Central Cash Fund 0.06%[5,7]	—	4,395[8]				4,395	—[9]
Total short-term securities						100,168
Total 7.61%				$(5)	$2	$100,168	$30
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,013,354,000, which represented 76.98% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $8,143,000, which represented .62% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,555,000, which represented .12% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 9/30/2021.
[6]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan.
[8]	Represents net activity.
[9]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
EUR = Euros
GBP = British pounds
American Funds Insurance Series — International Growth and Income Fund — Page 69 of 242

Capital Income Builder®
Investment portfolio
September 30, 2021
unaudited
Common stocks 76.29% Financials 16.06%	Shares	Value (000)
JPMorgan Chase & Co.	83,742	$13,708
Zurich Insurance Group AG1	32,539	13,268
Toronto-Dominion Bank (CAD denominated)	184,874	12,239
PNC Financial Services Group, Inc.	51,658	10,106
Münchener Rückversicherungs-Gesellschaft AG1	30,134	8,260
CME Group, Inc., Class A	39,587	7,655
ING Groep NV1	425,213	6,172
DNB Bank ASA[1,2]	257,107	5,837
Power Corporation of Canada, subordinate voting shares	165,056	5,441
American International Group, Inc.	98,870	5,427
Principal Financial Group, Inc.	81,751	5,265
DBS Group Holdings, Ltd.[1]	237,006	5,263
Great-West Lifeco, Inc. (CAD denominated)	171,518	5,219
Hong Kong Exchanges and Clearing, Ltd.[1]	76,200	4,625
Intesa Sanpaolo SpA[1]	1,528,574	4,337
Kaspi.kz JSC[1,3]	34,518	3,678
Kaspi.kz JSC (GDR)[1]	1,179	126
KeyCorp	156,410	3,382
Ping An Insurance (Group) Company of China, Ltd., Class H1	400,500	2,718
Ping An Insurance (Group) Company of China, Ltd., Class A1	66,500	495
Truist Financial Corp.	49,312	2,892
Tryg A/S1	110,449	2,509
AIA Group, Ltd.[1]	194,400	2,238
Citigroup, Inc.	30,949	2,172
Swedbank AB, Class A1	99,344	2,009
PICC Property and Casualty Co., Ltd., Class H1	2,082,000	2,009
East West Bancorp, Inc.	25,615	1,986
Moscow Exchange MICEX-RTS PJSC[1]	826,831	1,974
Webster Financial Corp.	35,594	1,938
China Pacific Insurance (Group) Co., Ltd., Class H1	637,350	1,874
Citizens Financial Group, Inc.	35,898	1,686
Morgan Stanley	17,245	1,678
B3 SA-Brasil, Bolsa, Balcao	716,196	1,676
U.S. Bancorp	26,785	1,592
National Bank of Canada[4]	20,610	1,583
Travelers Companies, Inc.	9,654	1,468
China Merchants Bank Co., Ltd., Class H1	168,500	1,337
KBC Groep NV1	13,711	1,231
State Street Corp.	14,042	1,190
Euronext NV1	10,067	1,136
Franklin Resources, Inc.	37,329	1,109
BNP Paribas SA1	15,885	1,018
Sberbank of Russia PJSC (ADR)[1]	53,929	1,002
UBS Group AG1	61,152	977
Discover Financial Services	6,874	844
Everest Re Group, Ltd.	3,219	807
American Funds Insurance Series — Capital Income Builder — Page 70 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
BlackRock, Inc.	889	$746
Marsh & McLennan Companies, Inc.	4,725	716
Banco Santander, SA1	185,078	670
Wells Fargo & Company	9,185	426
EFG International AG1	55,320	401
BOC Hong Kong (Holdings), Ltd.[1]	127,000	380
Vontobel Holding AG1	3,576	302
Blackstone, Inc.	2,530	294
Skandinaviska Enskilda Banken AB, Class A1	14,350	202
Cullen/Frost Bankers, Inc.	1,550	184
SouthState Corp.	2,444	183
IIFL Wealth Management, Ltd.[1]	8,122	171
		169,831
Information technology 9.68%
Broadcom, Inc.	74,476	36,117
Microsoft Corp.	76,636	21,605
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	543,800	11,214
Intel Corp.	97,186	5,178
Vanguard International Semiconductor Corp.[1]	886,700	4,771
GlobalWafers Co., Ltd.[1]	147,000	4,153
NetApp, Inc.	43,208	3,878
Automatic Data Processing, Inc.	11,788	2,357
Paychex, Inc.	20,475	2,302
KLA Corp.	5,996	2,006
Texas Instruments, Inc.	10,048	1,931
MediaTek, Inc.[1]	38,000	1,225
Apple, Inc.	8,611	1,218
QUALCOMM, Inc.	7,686	991
Tokyo Electron, Ltd.[1]	2,200	970
Western Union Company	35,072	709
Tripod Technology Corp.[1]	139,000	554
International Business Machines Corp.	2,373	330
SAP SE1	1,944	263
FDM Group (Holdings) PLC[1]	12,913	217
BE Semiconductor Industries NV1	2,742	216
SINBON Electronics Co., Ltd.[1]	25,000	211
		102,416
Consumer staples 8.92%
Philip Morris International, Inc.	275,602	26,124
British American Tobacco PLC[1]	364,329	12,711
Nestlé SA1	59,784	7,193
PepsiCo, Inc.	43,154	6,491
General Mills, Inc.	103,178	6,172
Altria Group, Inc.	108,790	4,952
Coca-Cola Company	78,083	4,097
Unilever PLC (GBP denominated)[1]	75,109	4,060
Carlsberg A/S, Class B1	19,325	3,144
Danone SA1	45,700	3,119
Imperial Brands PLC[1]	146,630	3,060
ITC, Ltd.[1]	799,671	2,527
Keurig Dr Pepper, Inc.	61,542	2,102
Kraft Heinz Company	51,924	1,912
Kimberly-Clark Corp.	13,432	1,779
American Funds Insurance Series — Capital Income Builder — Page 71 of 242

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Anheuser-Busch InBev SA/NV1	24,109	$1,362
Reckitt Benckiser Group PLC[1]	11,472	898
Procter & Gamble Company	5,909	826
Vector Group, Ltd.	63,092	805
Inner Mongolia Yili Industrial Group Co., Ltd., Class A1	78,800	457
Viscofan, SA, non-registered shares[1]	3,202	209
Scandinavian Tobacco Group A/S1	10,343	204
Hilton Food Group PLC[1]	10,963	173
		94,377
Health care 7.67%
Gilead Sciences, Inc.	259,662	18,137
Amgen, Inc.	71,784	15,265
AbbVie, Inc.	90,424	9,754
GlaxoSmithKline PLC[1]	469,144	8,855
Novartis AG1	79,111	6,490
Medtronic PLC	51,252	6,424
AstraZeneca PLC[1]	42,893	5,164
Abbott Laboratories	30,101	3,556
UnitedHealth Group, Inc.	6,875	2,686
Roche Holding AG, nonvoting non-registered shares[1]	5,452	1,990
Royalty Pharma PLC, Class A	37,284	1,348
Merck & Co., Inc.	15,884	1,193
Koninklijke Philips NV (EUR denominated)[1]	2,984	132
Eli Lilly and Company	432	100
Organon & Co.[2]	662	22
		81,116
Real estate 7.14%
Crown Castle International Corp. REIT	144,331	25,015
VICI Properties, Inc. REIT	359,049	10,201
Digital Realty Trust, Inc. REIT	51,021	7,370
Gaming and Leisure Properties, Inc. REIT	116,610	5,401
Link Real Estate Investment Trust REIT[1]	494,559	4,227
MGM Growth Properties LLC REIT, Class A	77,396	2,964
Federal Realty Investment Trust REIT	24,787	2,925
TAG Immobilien AG1	89,496	2,623
Equinix, Inc. REIT	2,059	1,627
CK Asset Holdings, Ltd.[1]	280,500	1,612
Charter Hall Group REIT[1]	130,891	1,601
American Tower Corp. REIT	4,505	1,196
Longfor Group Holdings, Ltd.[1]	228,000	1,048
CTP NV1,2	45,559	992
Embassy Office Parks REIT[1]	210,800	960
Powergrid Infrastructure Investment Trust[1,2]	586,900	957
Alexandria Real Estate Equities, Inc. REIT	4,708	900
Mindspace Business Parks REIT[1]	214,689	887
Kimco Realty Corp. REIT	38,414	797
Americold Realty Trust REIT	24,690	717
Sun Hung Kai Properties, Ltd.[1]	56,255	699
China Resources Land, Ltd.[1]	132,000	555
PSP Swiss Property AG1	1,512	182
		75,456
American Funds Insurance Series — Capital Income Builder — Page 72 of 242

unaudited
Common stocks (continued) Utilities 6.84%	Shares	Value (000)
E.ON SE1	629,796	$7,705
Enel SpA[1]	956,624	7,345
DTE Energy Company	59,643	6,663
Power Grid Corporation of India, Ltd.[1]	2,326,144	5,898
Iberdrola SA, non-registered shares[1]	569,420	5,687
Dominion Energy, Inc.	75,279	5,497
Exelon Corp.	103,552	5,006
Duke Energy Corp.	43,986	4,293
Southern Co.	56,406	3,495
Entergy Corp.	32,726	3,250
National Grid PLC[1]	260,642	3,100
AES Corp.	108,642	2,480
Engie SA1	159,944	2,099
SSE PLC[1]	93,552	1,964
China Gas Holdings, Ltd.[1]	653,000	1,926
Public Service Enterprise Group, Inc.	19,661	1,197
Endesa, SA1	46,824	944
Sempra Energy	6,997	885
Edison International	10,825	600
Power Assets Holdings, Ltd.[1]	89,000	522
Centrica PLC[1,2]	676,986	517
CenterPoint Energy, Inc.	15,770	388
Ratch Group PCL, foreign registered shares[1]	205,400	276
CMS Energy Corp.	3,492	209
Keppel Infrastructure Trust[1]	318,836	128
Evergy, Inc.	1,770	110
NextEra Energy, Inc.	1,381	108
		72,292
Energy 4.98%
TC Energy Corp. (CAD denominated)	156,060	7,511
TC Energy Corp.	47,261	2,273
Chevron Corp.	81,581	8,276
Canadian Natural Resources, Ltd. (CAD denominated)	205,264	7,505
Gazprom PJSC (ADR)[1]	505,603	4,977
EOG Resources, Inc.	49,536	3,976
Enbridge, Inc. (CAD denominated)	98,825	3,937
ConocoPhillips	55,622	3,770
TotalEnergies SE1	57,100	2,736
Equitrans Midstream Corp.	188,505	1,911
BP PLC[1]	379,151	1,718
Royal Dutch Shell PLC, Class B1	45,215	1,002
Royal Dutch Shell PLC, Class B (ADR)	6,718	297
Schlumberger, Ltd.	32,895	975
Exxon Mobil Corp.	12,844	755
DT Midstream, Inc.	15,182	702
Petronet LNG, Ltd.[1]	96,578	309
		52,630
Communication services 4.55%
Comcast Corp., Class A	235,792	13,188
SoftBank Corp.[1]	718,700	9,758
BCE, Inc.	117,130	5,868
Verizon Communications, Inc.	72,832	3,934
Koninklijke KPN NV1	1,074,608	3,370
American Funds Insurance Series — Capital Income Builder — Page 73 of 242

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
HKT Trust and HKT, Ltd., units[1]	1,898,240	$2,596
TELUS Corp.	106,474	2,340
Indus Towers, Ltd.[1]	377,394	1,553
WPP PLC[1]	103,022	1,384
Nippon Telegraph and Telephone Corp.[1]	37,400	1,034
ITV PLC[1,2]	533,667	757
Omnicom Group, Inc.	9,475	687
ProSiebenSat.1 Media SE1	36,197	666
HKBN, Ltd.[1]	292,000	345
Zegona Communications PLC[1]	153,536	313
Vodafone Group PLC[1]	125,093	189
Sanoma OYJ[1]	10,670	167
		48,149
Industrials 4.00%
Raytheon Technologies Corp.	141,690	12,180
BOC Aviation, Ltd.[1]	352,900	2,933
RELX PLC[1]	99,650	2,872
Singapore Technologies Engineering, Ltd.[1]	996,900	2,785
Lockheed Martin Corp.	7,954	2,745
VINCI SA1	25,352	2,626
BAE Systems PLC[1]	267,541	2,022
Trinity Industries, Inc.	72,684	1,975
ABB, Ltd.[1]	56,334	1,878
Waste Management, Inc.	11,880	1,774
Union Pacific Corp.	6,238	1,223
Cía. de Distribución Integral Logista Holdings, SA, non-registered shares[1]	49,604	1,043
CCR SA, ordinary nominative shares	461,038	990
United Parcel Service, Inc., Class B	4,629	843
Honeywell International, Inc.	3,620	768
Kone OYJ, Class B1	9,661	677
Caterpillar, Inc.	2,833	544
Cummins, Inc.	2,305	518
General Dynamics Corp.	2,281	447
Deutsche Post AG1	6,185	390
Melrose Industries PLC[1]	100,542	233
L3Harris Technologies, Inc.	1,051	231
Norfolk Southern Corp.	937	224
Atlas Corp.	11,760	179
Mitsubishi Corp.[1]	4,500	141
Stanley Black & Decker, Inc.	429	75
		42,316
Materials 3.72%
Vale SA, ordinary nominative shares (ADR)	426,369	5,948
Vale SA, ordinary nominative shares	228,906	3,205
Rio Tinto PLC[1]	103,705	6,847
BHP Group PLC[1]	234,143	5,836
LyondellBasell Industries NV	44,909	4,215
Air Products and Chemicals, Inc.	10,943	2,803
Dow, Inc.	35,366	2,036
Evonik Industries AG1	49,884	1,580
Fortescue Metals Group, Ltd.[1]	148,243	1,563
BASF SE1	18,785	1,431
Linde PLC	4,392	1,289
American Funds Insurance Series — Capital Income Builder — Page 74 of 242

unaudited
Common stocks (continued) Materials (continued)	Shares	Value (000)
Asahi Kasei Corp.[1]	85,100	$908
Celanese Corp.	5,796	873
Nexa Resources SA4	47,740	363
WestRock Co.	6,230	310
Amcor PLC (CDI)[1]	8,656	102
		39,309
Consumer discretionary 2.73%
Home Depot, Inc.	16,136	5,297
McDonald’s Corp.	17,170	4,140
Midea Group Co., Ltd., Class A1	320,675	3,455
Industria de Diseño Textil, SA1	72,975	2,655
Starbucks Corp.	20,066	2,214
Kering SA1	2,579	1,834
Hasbro, Inc.	19,563	1,746
Cie. Financière Richemont SA, Class A1	15,925	1,642
Taylor Wimpey PLC[1]	655,617	1,354
YUM! Brands, Inc.	9,331	1,141
LVMH Moët Hennessy-Louis Vuitton SE1	1,229	879
Darden Restaurants, Inc.	5,786	876
VF Corp.	9,813	657
Sands China, Ltd.[1,2]	158,800	326
OPAP SA1	13,313	205
Fielmann AG1	2,713	181
Inchcape PLC[1]	16,060	174
Thule Group AB1	2,169	109
		28,885
Total common stocks (cost: $632,172,000)		806,777
Preferred securities 0.18% Information technology 0.18%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	31,844	1,864
Total preferred securities (cost: $1,259,000)		1,864
Rights & warrants 0.00% Consumer discretionary 0.00%
Cie. Financière Richemont SA, Class A, warrants, expire 2023[2]	7,130	3
Total rights & warrants (cost: $0)		3
Convertible stocks 1.05% Utilities 0.36%
NextEra Energy, Inc., convertible preferred units, 4.872% 2022	29,485	1,728
AES Corp., convertible preferred units, 6.875% 2024	8,659	835
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023	9,704	483
American Electric Power Company, Inc., convertible preferred shares, 6.125% 2022	4,100	195
Dominion Energy, Inc., Series A, convertible preferred shares, 7.25% 2022	5,900	573
		3,814
American Funds Insurance Series — Capital Income Builder — Page 75 of 242

unaudited
Convertible stocks (continued) Information technology 0.32%	Shares	Value (000)
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	2,247	$3,442
Health care 0.27%
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023	1,745	2,831
Industrials 0.07%
Stanley Black & Decker, Inc., convertible preferred shares, 5.25% 2022[4]	7,000	737
Consumer discretionary 0.03%
Aptiv PLC, Series A, convertible preferred shares, 5.50% 2023	1,948	328
Total convertible stocks (cost: $8,468,000)		11,152
Investment funds 2.89%
Capital Group Central Corporate Bond Fund[5]	3,037,882	30,530
Total investment funds (cost: $30,653,000)		30,530
Convertible bonds & notes 0.05% Consumer discretionary 0.05%	Principal amount (000)
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	$ 392	553
Total convertible bonds & notes (cost: $394,000)		553
Bonds, notes & other debt instruments 14.82% U.S. Treasury bonds & notes 8.30% U.S. Treasury 6.25%
U.S. Treasury 0.125% 2022	15,750	15,757
U.S. Treasury 0.125% 2022	5,850	5,853
U.S. Treasury 0.125% 2022	2,600	2,601
U.S. Treasury 0.125% 2022	1,625	1,625
U.S. Treasury 0.125% 2023	2,200	2,199
U.S. Treasury 0.125% 2023	2,000	1,998
U.S. Treasury 0.125% 2023	1,125	1,124
U.S. Treasury 0.125% 2023	1,025	1,024
U.S. Treasury 0.375% 2025	507	501
U.S. Treasury 0.75% 2026	4,903	4,866
U.S. Treasury 0.75% 2026	3,850	3,818
U.S. Treasury 0.75% 2026	2,475	2,449
U.S. Treasury 0.75% 2026	1	1
U.S. Treasury 1.875% 2026	6,300	6,574
U.S. Treasury 2.00% 2026[6]	2,800	2,939
U.S. Treasury 0.50% 2027	2,900	2,807
U.S. Treasury 1.25% 2028	1,350	1,350
U.S. Treasury 1.25% 2031	888	867
U.S. Treasury 1.125% 2040[6]	2,400	2,074
U.S. Treasury 2.00% 2051	395	388
U.S. Treasury 2.375% 2051[6]	4,927	5,255
		66,070
American Funds Insurance Series — Capital Income Builder — Page 76 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 2.05%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	$2,650	$2,741
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,173	1,236
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	3,114	3,260
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,513	1,618
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	930	992
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	567	605
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	685	731
U.S. Treasury Inflation-Protected Security 0.125% 2025[7]	1,162	1,247
U.S. Treasury Inflation-Protected Security 0.125% 2026[7]	2,961	3,206
U.S. Treasury Inflation-Protected Security 0.125% 2030[7]	1,963	2,157
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	1,678	1,842
U.S. Treasury Inflation-Protected Security 0.125% 2051[6,7]	1,861	2,038
		21,673
Total U.S. Treasury bonds & notes		87,743
Mortgage-backed obligations 3.70% Federal agency mortgage-backed obligations 2.97%
Fannie Mae Pool #695412 5.00% 2033[8]	—[9]	—[9]
Fannie Mae Pool #AD3566 5.00% 2035[8]	2	2
Fannie Mae Pool #AC0794 5.00% 2039[8]	8	9
Fannie Mae Pool #931768 5.00% 2039[8]	1	2
Fannie Mae Pool #AE0311 3.50% 2040[8]	12	13
Fannie Mae Pool #932606 5.00% 2040[8]	4	5
Fannie Mae Pool #AJ1873 4.00% 2041[8]	7	8
Fannie Mae Pool #AE1248 5.00% 2041[8]	11	13
Fannie Mae Pool #AE1274 5.00% 2041[8]	8	9
Fannie Mae Pool #AE1277 5.00% 2041[8]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[8]	3	3
Fannie Mae Pool #AE1290 5.00% 2042[8]	6	6
Fannie Mae Pool #AT0300 3.50% 2043[8]	2	3
Fannie Mae Pool #AT3954 3.50% 2043[8]	3	3
Fannie Mae Pool #AY1829 3.50% 2044[8]	4	4
Fannie Mae Pool #AW8240 3.50% 2044[8]	1	1
Fannie Mae Pool #BJ5015 4.00% 2047[8]	53	58
Fannie Mae Pool #BH3122 4.00% 2047[8]	1	1
Fannie Mae Pool #BK6840 4.00% 2048[8]	34	38
Fannie Mae Pool #BK5232 4.00% 2048[8]	25	27
Fannie Mae Pool #BK9743 4.00% 2048[8]	11	12
Fannie Mae Pool #CA2804 4.50% 2048[8]	324	351
Fannie Mae Pool #BK9761 4.50% 2048[8]	6	7
Fannie Mae Pool #CA5540 3.00% 2050[8]	4,300	4,590
Fannie Mae Pool #BF0497 3.00% 2060[8]	407	434
Freddie Mac Pool #Q15874 4.00% 2043[8]	2	2
Freddie Mac Pool #G67711 4.00% 2048[8]	324	358
Freddie Mac Pool #Q56599 4.00% 2048[8]	41	46
Freddie Mac Pool #Q56175 4.00% 2048[8]	30	33
Freddie Mac Pool #Q55971 4.00% 2048[8]	28	31
Freddie Mac Pool #Q56576 4.00% 2048[8]	22	24
Freddie Mac Pool #Q55970 4.00% 2048[8]	13	14
Freddie Mac Pool #Q58411 4.50% 2048[8]	81	89
Freddie Mac Pool #Q58436 4.50% 2048[8]	37	41
Freddie Mac Pool #Q58378 4.50% 2048[8]	29	32
Freddie Mac Pool #Q57242 4.50% 2048[8]	25	27
American Funds Insurance Series — Capital Income Builder — Page 77 of 242

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #ZT1704 4.50% 2049[8]	$1,776	$1,969
Freddie Mac Pool #SD8158 3.50% 2051[8]	24	25
Freddie Mac Pool #SD8164 3.50% 2051[8]	1	1
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	314	328
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[8,10]	308	321
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[8,10]	147	153
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[8,10]	120	129
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	101	108
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[8]	28	29
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[8]	1,218	1,298
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[8]	843	885
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[8]	566	594
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MA, 3.50% 2058[8]	26	28
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[8]	12	13
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[8]	1,210	1,277
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-2, Class A1C, 2.75% 2029[8]	1,757	1,834
Government National Mortgage Assn. 2.00% 2051[8,11]	1,580	1,600
Government National Mortgage Assn. 2.50% 2051[8,11]	1,636	1,686
Government National Mortgage Assn. 2.50% 2051[8,11]	470	486
Government National Mortgage Assn. 3.50% 2051[8,11]	42	44
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[8]	795	851
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[8]	89	95
Government National Mortgage Assn. Pool #694836 5.661% 2059[8]	1	1
Government National Mortgage Assn. Pool #765152 4.14% 2061[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #766525 4.70% 2062[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #777452 3.63% 2063[8]	5	5
Government National Mortgage Assn. Pool #767639 3.89% 2063[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #725893 5.20% 2064[8]	—[9]	—[9]
Government National Mortgage Assn. Pool #AA7554 6.64% 2064[8]	1	1
Uniform Mortgage-Backed Security 2.50% 2036[8,11]	1,608	1,674
Uniform Mortgage-Backed Security 2.00% 2051[8,11]	1,511	1,509
Uniform Mortgage-Backed Security 2.00% 2051[8,11]	364	364
Uniform Mortgage-Backed Security 2.50% 2051[8,11]	103	106
Uniform Mortgage-Backed Security 2.50% 2051[8,11]	47	48
Uniform Mortgage-Backed Security 3.00% 2051[8,11]	1,003	1,050
Uniform Mortgage-Backed Security 3.00% 2051[8,11]	591	618
Uniform Mortgage-Backed Security 3.50% 2051[8,11]	1,750	1,851
Uniform Mortgage-Backed Security 4.00% 2051[8,11]	3,425	3,670
Uniform Mortgage-Backed Security 4.50% 2051[8,11]	402	435
		31,388
Collateralized mortgage-backed obligations (privately originated) 0.57%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[3,8,10]	225	225
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[3,8,10]	150	150
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[3,8,10]	156	157
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[3,8,10]	31	31
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[3,8,10]	297	303
Freddie Mac, Series 2021-DNA5, Class B1, (1-month USD-SOFR + 3.05%) 3.10% 2034[3,8,10]	16	16
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[3,8,10]	176	177
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[3,8,10]	145	146
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[3,8,10]	95	95
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2052[3,8,10]	1,000	1,001
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.886% 2053[3,8,10]	175	176
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.986% 2053[3,8,10]	279	280
American Funds Insurance Series — Capital Income Builder — Page 78 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.246% 2021[3,8,10]	$406	$406
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[3,8,10]	1,057	1,058
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[3,8,10]	523	523
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[3,8,10]	281	282
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[3,8,10]	66	67
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 2057[3,8,10]	66	68
Towd Point Mortgage Trust, Series 2017-3, Class A1, 2.75% 2057[3,8,10]	44	44
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25% 2058[3,8,10]	80	83
Towd Point Mortgage Trust, Series 2018-5, Class A1A, 3.25% 2058[3,8,10]	42	42
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[3,8]	630	639
ZH Trust, Series 2021-2, Class A, 2.349% 2027[3,8]	100	101
		6,070
Commercial mortgage-backed securities 0.16%
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[3,8,10]	548	549
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[3,8,10]	174	174
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.484% 2038[3,8,10]	100	100
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[3,8,10]	100	100
GS Mortgage Securities Trust, Series 2018-HULA, Class A, 1.004% 2025[3,8,10]	232	233
Hawaii Hotel Trust, Series 2019-MAUI, Class A, (1-month USD-LIBOR + 1.15%) 1.234% 2038[3,8,10]	300	301
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[3,8,10]	100	100
Multi Family Connecticut Avenue Securities, Series 2019-1, Class M10, (1-month USD-LIBOR + 3.25%) 3.336% 2049[3,8,10]	150	152
		1,709
Total mortgage-backed obligations		39,167
Corporate bonds, notes & loans 2.20% Energy 0.50%
Apache Corp. 4.25% 2030	385	415
BP Capital Markets America, Inc. 3.633% 2030	360	402
Cenovus Energy, Inc. 5.40% 2047	75	92
Cheniere Energy, Inc. 3.70% 2029	252	274
Enbridge Energy Partners LP 7.375% 2045	37	59
Energy Transfer Operating LP 5.00% 2050	341	394
Energy Transfer Partners LP 5.30% 2047	60	70
Energy Transfer Partners LP 6.00% 2048	76	97
Energy Transfer Partners LP 6.25% 2049	150	197
EQT Corp. 5.00% 2029	35	39
EQT Corp. 3.625% 2031[3]	20	21
Equinor ASA 2.375% 2030	365	376
Exxon Mobil Corp. 2.995% 2039	200	207
MPLX LP 5.50% 2049	625	794
New Fortress Energy, Inc. 6.50% 2026[3]	80	77
NGL Energy Operating LLC 7.50% 2026[3]	80	82
ONEOK, Inc. 3.10% 2030	42	44
ONEOK, Inc. 4.95% 2047	51	60
ONEOK, Inc. 7.15% 2051	97	141
Pemex Project Funding Master Trust, Series 13, 6.625% 2035	150	142
Petróleos Mexicanos 7.69% 2050	75	71
Sabine Pass Liquefaction, LLC 4.50% 2030	215	248
Shell International Finance BV 2.00% 2024	420	437
TransCanada PipeLines, Ltd. 5.10% 2049	425	556
		5,295
American Funds Insurance Series — Capital Income Builder — Page 79 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services 0.39%	Principal amount (000)	Value (000)
AT&T, Inc. 3.50% 2041	$75	$77
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[3]	360	367
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[3]	175	173
SBA Tower Trust 1.631% 2026[3]	253	253
Sprint Corp. 11.50% 2021	1,425	1,443
Sprint Corp. 6.875% 2028	325	416
Sprint Corp. 8.75% 2032	275	411
T-Mobile US, Inc. 3.875% 2030	625	690
Verizon Communications, Inc. 2.355% 2032[3]	126	125
Walt Disney Company 4.625% 2040	120	151
		4,106
Health care 0.35%
AbbVie, Inc. 4.25% 2049	92	109
AstraZeneca Finance LLC 1.75% 2028	65	66
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.375% 2025	200	218
AstraZeneca PLC 3.00% 2051	11	11
Centene Corp. 4.625% 2029	530	578
Centene Corp. 3.375% 2030	179	186
Centene Corp. 2.625% 2031	40	40
Merck & Co., Inc. 3.40% 2029	110	122
Pfizer, Inc. 2.70% 2050	425	419
Tenet Healthcare Corp. 7.50% 2025[3]	325	345
Teva Pharmaceutical Finance Co. BV 6.00% 2024	700	738
Teva Pharmaceutical Finance Co. BV 3.15% 2026	650	623
Teva Pharmaceutical Finance Co. BV 4.10% 2046	300	259
		3,723
Consumer discretionary 0.25%
Bayerische Motoren Werke AG 4.15% 2030[3]	290	335
Carnival Corp. 11.50% 2023[3]	72	80
General Motors Company 5.95% 2049	90	119
Marriott International, Inc. 2.85% 2031	50	51
Royal Caribbean Cruises, Ltd. 10.875% 2023[3]	250	280
Royal Caribbean Cruises, Ltd. 11.50% 2025[3]	325	371
Toyota Motor Credit Corp. 2.15% 2022	505	514
Toyota Motor Credit Corp. 2.60% 2022	856	862
		2,612
Utilities 0.21%
AEP Transmission Co., LLC 3.80% 2049	45	51
American Electric Power Company, Inc. 3.65% 2021	300	302
Edison International 4.125% 2028	132	141
FirstEnergy Corp. 2.25% 2030	107	103
FirstEnergy Corp. 2.65% 2030	493	492
Pacific Gas and Electric Co. 2.95% 2026	97	100
Pacific Gas and Electric Co. 3.75% 2028	105	110
Pacific Gas and Electric Co. 4.65% 2028	284	311
Pacific Gas and Electric Co. 2.50% 2031	375	357
Southern California Edison Co., Series C, 3.60% 2045	206	209
		2,176
American Funds Insurance Series — Capital Income Builder — Page 80 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 0.14%	Principal amount (000)	Value (000)
Broadcom, Inc. 5.00% 2030	$420	$491
Broadcom, Inc. 3.75% 2051[3]	91	91
Lenovo Group, Ltd. 5.875% 2025	400	451
Oracle Corp. 2.875% 2031	140	144
Oracle Corp. 3.60% 2050	150	150
ServiceNow, Inc. 1.40% 2030	130	122
		1,449
Industrials 0.13%
Boeing Company 2.70% 2022	300	304
Boeing Company 2.75% 2026	91	95
Boeing Company 5.15% 2030	284	333
Boeing Company 5.805% 2050	95	127
CSX Corp. 4.75% 2048	50	65
General Electric Co. 3.625% 2030	215	239
Masco Corp. 3.125% 2051	10	10
Norfolk Southern Corp. 3.00% 2022	224	225
		1,398
Consumer staples 0.10%
7-Eleven, Inc. 0.80% 2024[3]	50	50
7-Eleven, Inc. 0.95% 2026[3]	60	59
7-Eleven, Inc. 1.30% 2028[3]	45	43
7-Eleven, Inc. 1.80% 2031[3]	325	310
Altria Group, Inc. 3.70% 2051	25	23
British American Tobacco PLC 4.54% 2047	73	76
British American Tobacco PLC 4.758% 2049	130	141
Constellation Brands, Inc. 3.15% 2029	190	203
Kraft Heinz Company 3.00% 2026	93	98
Kraft Heinz Company 5.50% 2050	75	99
		1,102
Financials 0.07%
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[12]	231	222
JPMorgan Chase & Co. 1.953% 2032 (USD-SOFR + 1.065% on 2/4/2031)[12]	227	219
Navient Corp. 5.00% 2027	150	155
New York Life Global Funding 3.00% 2028[3]	150	162
		758
Materials 0.04%
Dow Chemical Co. 3.60% 2050	75	80
International Flavors & Fragrances, Inc. 1.832% 2027[3]	100	100
LYB International Finance III, LLC 4.20% 2050	75	86
LYB International Finance III, LLC 3.625% 2051	102	107
		373
Real estate 0.02%
Equinix, Inc. 1.55% 2028	25	25
Equinix, Inc. 3.20% 2029	144	153
Equinix, Inc. 2.50% 2031	47	47
		225
Total corporate bonds, notes & loans		23,217
American Funds Insurance Series — Capital Income Builder — Page 81 of 242

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations 0.51%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[3,8]	$197	$202
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[3,8]	100	106
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[3,8]	370	375
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[3,8]	94	94
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[3,8]	95	96
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[3,8]	95	96
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[3,8]	333	335
Drivetime Auto Owner Trust, Series 2020-1, Class A, 1.94% 2023[3,8]	22	22
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[3,8]	76	76
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[3,8]	623	631
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[3,8]	97	98
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[3,8]	160	168
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[3,8]	247	248
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[3,8]	100	101
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[3,8]	268	269
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[3,8]	100	101
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[3,8]	100	101
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[3,8]	72	73
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[3,8]	202	202
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.829% 2062[3,8,10]	314	315
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[3,8]	298	298
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[3,8]	598	599
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[3,8]	100	100
Oportun Funding LLC, Series 2021-B, Class A, 1.47% 2031[3,8]	100	100
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,8,10]	197	198
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[3,8]	105	104
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[3,8,10]	335	335
		5,443
Bonds & notes of governments & government agencies outside the U.S. 0.08%
Peru (Republic of) 2.783% 2031	190	189
Portuguese Republic 5.125% 2024	18	20
Qatar (State of) 4.50% 2028	200	234
Saudi Arabia (Kingdom of) 3.625% 2028	200	220
United Mexican States 3.25% 2030	200	205
		868
Municipals 0.03% California 0.00%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	15	15
Illinois 0.03%
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	225	262
Total municipals		277
Total bonds, notes & other debt instruments (cost: $154,644,000)		156,715
Short-term securities 5.96% Money market investments 5.76%	Shares
Capital Group Central Cash Fund 0.06%[5,13]	609,430	60,949
American Funds Insurance Series — Capital Income Builder — Page 82 of 242

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan 0.20%	Shares	Value (000)
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[13,14]	916,167	$916
Capital Group Central Cash Fund 0.06%[5,13,14]	7,971	797
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[13,14]	370,666	371
		2,084
Total short-term securities (cost: $63,032,000)		63,033
Total investment securities 101.24% (cost: $890,622,000)		1,070,627
Other assets less liabilities (1.24)%		(13,095)
Net assets 100.00%		$1,057,532
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 9/30/2021[16] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Short	21	December 2021	$(4,200)	$(4,621)	$2
5 Year U.S. Treasury Note Futures	Long	92	December 2021	9,200	11,292	(69)
10 Year U.S. Treasury Note Futures	Long	33	December 2021	3,300	4,343	(51)
10 Year Ultra U.S. Treasury Note Futures	Short	41	December 2021	(4,100)	(5,955)	111
20 Year U.S. Treasury Bond Futures	Long	4	December 2021	400	637	(17)
30 Year Ultra U.S. Treasury Bond Futures	Long	76	December 2021	7,600	14,521	(480)
						$(504)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized depreciation at 9/30/2021 (000)
Purchases (000)	Sales (000)
MXN2,000	USD100	Citibank	10/18/2021	$(4)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2021 (000)
3-month USD-LIBOR	0.337%	5/18/2025	$18,500	$317	$—	$317
3-month USD-LIBOR	0.5935%	5/18/2030	7,200	517	—	517
3-month USD-LIBOR	0.807%	5/18/2050	1,800	434	—	434
					$—	$1,268
Credit default swaps
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2021 (000)
5.00%/Quarterly	CDX.NA.HY.37	12/20/2026	$2,975	$274	$286	$(12)
American Funds Insurance Series — Capital Income Builder — Page 83 of 242

unaudited
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Investment funds 2.89%
Capital Group Central Corporate Bond Fund	$—	$30,652	$—	$—	$(122)	$30,530	$194
Short-term securities 5.84%
Money market investments 5.76%
Capital Group Central Cash Fund 0.06%[13]	56,762	190,354	186,166	(2)	1	60,949	32
Money market investments purchased with collateral from securities on loan 0.08%
Capital Group Central Cash Fund 0.06%[13,14]	—	797[17]				797	—[18]
Total short-term securities						61,746
Total 8.73%				$(2)	$(121)	$92,276	$226
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $299,634,000, which represented 28.33% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $20,224,000, which represented 1.91% of the net assets of the fund.
[4]	All or a portion of this security was on loan. The total value of all such securities was $2,211,000, which represented .21% of the net assets of the fund.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,620,000, which represented .15% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Amount less than one thousand.
[10]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[11]	Purchased on a TBA basis.
[12]	Step bond; coupon rate may change at a later date.
[13]	Rate represents the seven-day yield at 9/30/2021.
[14]	Security purchased with cash collateral from securities on loan.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.
[17]	Represents net activity.
[18]	Dividend income is included with securities lending income and is not shown in this table.
Key to abbreviations and symbol
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
EUR = Euros
G.O. = General Obligation
GBP = British pounds
GDR = Global Depositary Receipts
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Capital Income Builder — Page 84 of 242

Asset Allocation Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 70.31% Information technology 16.48%	Shares	Value (000)
Microsoft Corp.	4,624,561	$1,303,756
Broadcom, Inc.	1,545,598	749,507
Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	5,461,700	609,799
ASML Holding NV (New York registered) (ADR)	770,900	574,405
MKS Instruments, Inc.	1,700,000	256,547
Flex, Ltd.[1]	13,000,000	229,840
VeriSign, Inc.[1]	1,100,000	225,511
Dell Technologies, Inc., Class C1	2,000,000	208,080
Mastercard, Inc., Class A	538,000	187,052
Concentrix Corp.[1]	954,257	168,903
PayPal Holdings, Inc.[1]	569,200	148,112
RingCentral, Inc., Class A1	558,593	121,494
Shopify, Inc., Class A, subordinate voting shares[1]	89,000	120,664
Fidelity National Information Services, Inc.	777,182	94,567
DocuSign, Inc.[1]	242,000	62,298
Intel Corp.	1,075,000	57,276
NVIDIA Corp.	274,264	56,817
Okta, Inc., Class A1	174,680	41,459
Apple, Inc.	150,000	21,225
		5,237,312
Financials 12.37%
Chubb, Ltd.	2,200,000	381,656
First Republic Bank	1,480,000	285,462
Capital One Financial Corp.	1,750,000	283,447
JPMorgan Chase & Co.	1,705,000	279,091
Blackstone, Inc.	2,383,450	277,291
Synchrony Financial	4,750,000	232,180
Bank of America Corp.	5,250,000	222,863
CME Group, Inc., Class A	977,200	188,971
Apollo Global Management, Inc., Class A	2,769,732	170,588
Nasdaq, Inc.	844,100	162,928
KKR & Co., Inc.	2,277,000	138,624
MSCI, Inc.	225,200	136,998
Toronto-Dominion Bank (CAD denominated)	1,996,383	132,162
Western Alliance Bancorporation	1,182,849	128,718
Intercontinental Exchange, Inc.	1,076,000	123,546
Citigroup, Inc.	1,500,000	105,270
PNC Financial Services Group, Inc.	500,000	97,820
Webster Financial Corp.	1,478,124	80,499
Ares Management Corp., Class A	1,015,403	74,967
Brookfield Asset Management, Inc., Class A	1,260,000	67,423
EQT AB2	1,446,647	59,587
SLM Corp.	2,960,000	52,096
BlackRock, Inc.	62,000	51,997
S&P Global, Inc.	102,000	43,339
American Funds Insurance Series — Asset Allocation Fund — Page 85 of 242

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Common stocks (continued) Financials (continued)	Shares	Value (000)
Bridgepoint Group PLC[1,2]	5,170,493	$35,233
Antin Infrastructure Partners SA1,2	939,597	31,672
Aon PLC, Class A	87,000	24,862
Bright Health Group, Inc.[1,3]	1,974,816	16,114
The Bank of N.T. Butterfield & Son, Ltd.	421,585	14,970
Hong Kong Exchanges and Clearing, Ltd.[2]	170,000	10,319
Progressive Corp.	105,000	9,491
Islandsbanki hf.[1,2]	9,555,235	8,762
Jonah Energy Parent LLC[1,2,4]	32,117	691
		3,929,637
Consumer discretionary 8.91%
Amazon.com, Inc.[1]	141,860	466,016
Home Depot, Inc.	1,331,200	436,980
Aramark	9,000,000	295,740
General Motors Company[1]	3,750,000	197,662
LVMH Moët Hennessy-Louis Vuitton SE2	256,896	183,697
Dollar General Corp.	837,187	177,601
Hilton Worldwide Holdings, Inc.[1]	1,256,949	166,056
Kontoor Brands, Inc.[5]	3,000,000	149,850
NVR, Inc.[1]	25,000	119,852
Darden Restaurants, Inc.	769,109	116,497
Caesars Entertainment, Inc.[1]	828,892	93,068
Royal Caribbean Cruises, Ltd.[1]	1,014,324	90,224
Etsy, Inc.[1]	418,825	87,099
Booking Holdings, Inc.[1]	32,700	77,626
VF Corp.	750,000	50,242
Chipotle Mexican Grill, Inc.[1]	27,500	49,982
Restaurant Brands International, Inc.	595,000	36,408
Xpeng, Inc., Class A (ADR)[1,3]	703,800	25,013
Dr. Martens PLC[1,2]	2,375,000	12,565
		2,832,178
Health care 8.73%
Johnson & Johnson	3,150,000	508,725
UnitedHealth Group, Inc.	1,235,800	482,877
Humana, Inc.	765,000	297,700
Abbott Laboratories	2,000,000	236,260
Cigna Corp.	1,100,000	220,176
CVS Health Corp.	1,478,000	125,423
Gilead Sciences, Inc.	1,600,000	111,760
Cortexyme, Inc.[1,3]	1,218,038	111,645
Daiichi Sankyo Company, Ltd.[2]	3,873,900	103,347
Vertex Pharmaceuticals, Inc.[1]	567,500	102,939
Regeneron Pharmaceuticals, Inc.[1]	150,000	90,777
Eli Lilly and Company	335,969	77,626
Thermo Fisher Scientific, Inc.	116,000	66,274
IDEXX Laboratories, Inc.[1]	94,102	58,522
AbCellera Biologics, Inc.[1,3]	2,345,741	47,009
Centene Corp.[1]	562,770	35,066
Allakos, Inc.[1]	293,700	31,094
Rotech Healthcare, Inc.[1,2,4,6]	184,138	19,887
Ultragenyx Pharmaceutical, Inc.[1]	217,400	19,607
Viatris, Inc.	1,121,937	15,202
American Funds Insurance Series — Asset Allocation Fund — Page 86 of 242

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Common stocks (continued) Health care (continued)	Shares	Value (000)
NuCana PLC (ADR)[1,5]	2,977,153	$7,681
Pfizer, Inc.	102,973	4,429
		2,774,026
Consumer staples 6.08%
Philip Morris International, Inc.	10,229,421	969,647
Nestlé SA2	2,500,000	300,797
Altria Group, Inc.	4,822,000	219,497
British American Tobacco PLC (ADR)	3,919,700	138,287
British American Tobacco PLC[2]	1,390,000	48,496
Archer Daniels Midland Company	2,000,000	120,020
Mondelez International, Inc.	1,200,000	69,816
Avenue Supermarts, Ltd.[1,2]	970,539	55,284
Costco Wholesale Corp.	26,000	11,683
		1,933,527
Communication services 5.89%
Charter Communications, Inc., Class A1	785,000	571,135
Facebook, Inc., Class A1	1,322,700	448,911
Alphabet, Inc., Class C1	168,200	448,305
Comcast Corp., Class A	2,654,000	148,438
Netflix, Inc.[1]	226,700	138,364
New York Times Co., Class A	1,450,000	71,442
Activision Blizzard, Inc.	564,000	43,648
		1,870,243
Materials 3.42%
Dow, Inc.	4,800,000	276,288
Vale SA, ordinary nominative shares	10,893,465	152,507
LyondellBasell Industries NV	1,250,000	117,312
Nucor Corp.	1,000,000	98,490
Rio Tinto PLC[2]	1,250,000	82,533
Royal Gold, Inc.	845,000	80,689
Franco-Nevada Corp.	568,670	73,879
First Quantum Minerals, Ltd.	3,580,000	66,281
Newmont Corp.	900,000	48,870
Allegheny Technologies, Inc.[1]	2,589,437	43,062
Wheaton Precious Metals Corp.	970,000	36,453
Sherwin-Williams Company	37,000	10,350
		1,086,714
Industrials 3.22%
Northrop Grumman Corp.	768,400	276,739
CSX Corp.	6,705,369	199,418
L3Harris Technologies, Inc.	803,000	176,853
Lockheed Martin Corp.	486,000	167,718
TuSimple Holdings, Inc., Class A1,3	1,500,000	55,695
Boeing Company[1]	183,000	40,249
Waste Management, Inc.	249,000	37,191
Cintas Corp.	60,000	22,840
New AMI I, LLC[1,2,4]	1,588,250	14,246
Chart Industries, Inc.[1]	68,000	12,995
American Funds Insurance Series — Asset Allocation Fund — Page 87 of 242

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Common stocks (continued) Industrials (continued)	Shares	Value (000)
Copart, Inc.[1]	75,000	$10,404
Axon Enterprise, Inc.[1]	50,600	8,856
		1,023,204
Real estate 2.66%
MGM Growth Properties LLC REIT, Class A	5,776,800	221,251
VICI Properties, Inc. REIT	5,165,000	146,738
Gaming and Leisure Properties, Inc. REIT	2,595,400	120,219
American Tower Corp. REIT	328,100	87,081
Crown Castle International Corp. REIT	500,000	86,660
Alexandria Real Estate Equities, Inc. REIT	399,000	76,237
PotlatchDeltic Corp. REIT	1,000,000	51,580
STORE Capital Corp. REIT	1,370,000	43,881
Equinix, Inc. REIT	13,000	10,272
		843,919
Energy 1.97%
Canadian Natural Resources, Ltd. (CAD denominated)	4,907,100	179,416
Pioneer Natural Resources Company	927,000	154,355
Chevron Corp.	1,500,000	152,175
Suncor Energy, Inc.	4,000,000	82,931
ConocoPhillips	402,000	27,243
Chesapeake Energy Corp.	129,897	8,000
Euronav NV3	750,000	7,320
Scorpio Tankers, Inc.	345,000	6,396
Extraction Oil & Gas, Inc.[1]	60,212	3,399
Oasis Petroleum, Inc.	23,184	2,305
Diamond Offshore Drilling, Inc.[1]	247,104	1,464
Diamond Offshore Drilling, Inc.[1,2,7]	86,354	486
Weatherford International[1]	55,908	1,100
McDermott International, Ltd.[1]	40,219	20
		626,610
Utilities 0.58%
Enel SpA[2]	24,000,000	184,261
Total common stocks (cost: $13,270,708,000)		22,341,631
Preferred securities 0.00% Industrials 0.00%
ACR III LSC Holdings LLC, Series B, preferred shares[1,2,4,7]	450	317
Total preferred securities (cost: $466,000)		317
Rights & warrants 0.00% Energy 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[1,2,4]	4,392	—[8]
Total rights & warrants (cost: $0)		—[8]
American Funds Insurance Series — Asset Allocation Fund — Page 88 of 242

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Convertible stocks 0.52% Information technology 0.29%	Shares	Value (000)
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	60,000	$91,921
Health care 0.23%
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024[2,4,6]	50,000	50,000
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[3]	13,300	21,577
		71,577
Total convertible stocks (cost: $123,308,000)		163,498
Investment funds 5.29%
Capital Group Central Corporate Bond Fund[5]	167,316,799	1,681,534
Total investment funds (cost: $1,688,314,000)		1,681,534
Bonds, notes & other debt instruments 21.37% U.S. Treasury bonds & notes 7.42% U.S. Treasury 5.55%	Principal amount (000)
U.S. Treasury 1.625% 2021	$98	98
U.S. Treasury 1.75% 2021	425	426
U.S. Treasury 0.125% 2022	83,545	83,581
U.S. Treasury 0.125% 2022	10,000	10,004
U.S. Treasury 1.375% 2022	5,000	5,022
U.S. Treasury 1.375% 2022	280	284
U.S. Treasury 1.50% 2022	9,407	9,533
U.S. Treasury 1.625% 2022	94	96
U.S. Treasury 1.875% 2022	80,000	80,606
U.S. Treasury 2.125% 2022	37,000	37,916
U.S. Treasury 0.125% 2023	44,825	44,800
U.S. Treasury 0.125% 2023	3,425	3,416
U.S. Treasury 0.25% 2023	30,000	30,013
U.S. Treasury 2.25% 2023	5,000	5,213
U.S. Treasury 2.375% 2023	5,000	5,148
U.S. Treasury 2.75% 2023	15,000	15,603
U.S. Treasury 0.25% 2024	15,000	14,949
U.S. Treasury 0.375% 2024	40,000	39,830
U.S. Treasury 1.50% 2024	22,500	23,158
U.S. Treasury 1.50% 2024	907	934
U.S. Treasury 2.125% 2024	5,000	5,213
U.S. Treasury 2.25% 2024	5,000	5,220
U.S. Treasury 2.375% 2024	70,000	73,775
U.S. Treasury 2.50% 2024	225,000	236,171
U.S. Treasury 2.50% 2024	700	738
U.S. Treasury 0.25% 2025	43,812	43,083
U.S. Treasury 2.50% 2025	3,500	3,720
U.S. Treasury 2.75% 2025	3,229	3,472
U.S. Treasury 3.00% 2025	10,000	10,885
U.S. Treasury 0.375% 2026	75,000	73,399
U.S. Treasury 0.50% 2026	59,869	58,870
U.S. Treasury 0.75% 2026	115,473	114,603
U.S. Treasury 0.75% 2026	52	51
U.S. Treasury 1.50% 2026	500	513
U.S. Treasury 1.625% 2026	60,000	61,855
American Funds Insurance Series — Asset Allocation Fund — Page 89 of 242

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Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2026	$27,000	$27,839
U.S. Treasury 1.625% 2026	7,000	7,225
U.S. Treasury 1.625% 2026	1,500	1,548
U.S. Treasury 0.50% 2027	36,300	35,048
U.S. Treasury 0.50% 2027	20,000	19,327
U.S. Treasury 0.625% 2027	7,109	6,860
U.S. Treasury 1.125% 2027	762	765
U.S. Treasury 2.25% 2027	78,250	83,145
U.S. Treasury 2.375% 2027	880	941
U.S. Treasury 2.875% 2028	5,217	5,757
U.S. Treasury 0.625% 2030	20,225	18,886
U.S. Treasury 0.875% 2030	6,640	6,304
U.S. Treasury 1.50% 2030	36,651	36,900
U.S. Treasury 1.25% 2031	52,640	51,370
U.S. Treasury 1.125% 2040	62,775	54,246
U.S. Treasury 1.375% 2040[9]	52,695	47,317
U.S. Treasury 1.75% 2041	24,406	23,315
U.S. Treasury 2.50% 2046	3,755	4,061
U.S. Treasury 3.00% 2047	9,355	11,094
U.S. Treasury 3.00% 2048	336	400
U.S. Treasury 2.25% 2049	15,000	15,542
U.S. Treasury 2.375% 2049[9]	75,000	79,800
U.S. Treasury 1.375% 2050[9]	12,500	10,544
U.S. Treasury 2.00% 2050	13,825	13,577
U.S. Treasury 2.375% 2051[9]	91,784	97,895
		1,761,904
U.S. Treasury inflation-protected securities 1.87%
U.S. Treasury Inflation-Protected Security 0.125% 2024[10]	90,431	96,717
U.S. Treasury Inflation-Protected Security 0.625% 2024[10]	91,704	97,847
U.S. Treasury Inflation-Protected Security 0.125% 2025[10]	24,305	26,063
U.S. Treasury Inflation-Protected Security 0.125% 2026[10]	46,473	50,321
U.S. Treasury Inflation-Protected Security 0.75% 2028[10]	19,030	21,771
U.S. Treasury Inflation-Protected Security 0.875% 2029[10]	21,453	24,794
U.S. Treasury Inflation-Protected Security 0.125% 2030[10]	24,622	27,058
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	61,106	67,296
U.S. Treasury Inflation-Protected Security 0.125% 2031[10]	24,799	27,219
U.S. Treasury Inflation-Protected Security 1.00% 2049[10]	107,476	143,974
U.S. Treasury Inflation-Protected Security 0.25% 2050[10]	4,429	4,987
U.S. Treasury Inflation-Protected Security 0.125% 2051[10]	6,291	6,890
		594,937
Total U.S. Treasury bonds & notes		2,356,841
Corporate bonds, notes & loans 6.95% Financials 1.09%
ACE INA Holdings, Inc. 2.875% 2022	3,880	3,970
ACE INA Holdings, Inc. 3.35% 2026	880	960
ACE INA Holdings, Inc. 4.35% 2045	400	504
Advisor Group Holdings, LLC 6.25% 2028[7]	3,130	3,287
AG Merger Sub II, Inc. 10.75% 2027[7]	2,920	3,231
Ally Financial, Inc. 8.00% 2031	3,000	4,264
American International Group, Inc. 2.50% 2025	15,800	16,551
American International Group, Inc. 4.20% 2028	565	644
American Funds Insurance Series — Asset Allocation Fund — Page 90 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Bangkok Bank PCL 3.733% 2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[11]	$2,428	$2,479
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[11]	6,000	6,256
Bank of America Corp. 1.197% 2026 (USD-SOFR + 1.01% on 10/24/2025)[11]	2,500	2,482
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[11]	1,565	1,573
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[11]	2,345	2,543
Bank of America Corp. 1.898% 2031 (USD-SOFR + 1.53% on 7/23/2030)[11]	4,000	3,860
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[11]	3,700	3,562
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[11]	7,500	7,398
Bank of Nova Scotia 1.625% 2023	5,000	5,104
BB&T Corp. 2.625% 2022	2,500	2,512
Berkshire Hathaway Finance Corp. 4.20% 2048	6,570	7,974
Berkshire Hathaway Finance Corp. 4.25% 2049	550	671
Berkshire Hathaway, Inc. 2.75% 2023	1,615	1,666
Berkshire Hathaway, Inc. 3.125% 2026	500	543
BNP Paribas 3.375% 2025[7]	3,225	3,440
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[7,11]	2,400	2,379
Citigroup, Inc. 2.976% 2030 (USD-SOFR + 1.422% on 11/5/2029)[11]	3,254	3,423
CME Group, Inc. 3.75% 2028	3,425	3,869
Coinbase Global, Inc. 3.375% 2028[7]	1,900	1,828
Coinbase Global, Inc. 3.625% 2031[7]	1,900	1,809
Commonwealth Bank of Australia 3.35% 2024	1,225	1,313
Commonwealth Bank of Australia 3.35% 2024[7]	1,000	1,072
Commonwealth Bank of Australia 2.688% 2031[7]	4,575	4,564
Compass Diversified Holdings 5.25% 2029[7]	640	670
Crédit Agricole SA 4.375% 2025[7]	850	928
Credit Suisse Group AG 3.80% 2023	1,625	1,713
Credit Suisse Group AG 3.869% 2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[7,11]	800	874
Danske Bank AS 2.70% 2022[7]	1,000	1,010
FS Energy and Power Fund 7.50% 2023[7]	2,995	3,111
Goldman Sachs Group, Inc. 1.093% 2026 (USD-SOFR + 0.789% on 12/9/2025)[11]	3,425	3,376
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[11]	390	432
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[11]	4,036	4,087
Goldman Sachs Group, Inc. 3.21% 2042 (USD-SOFR + 1.513% on 4/22/2041)[11]	2,000	2,069
Groupe BPCE SA 2.75% 2023[7]	600	619
Groupe BPCE SA 5.70% 2023[7]	2,250	2,468
Groupe BPCE SA 5.15% 2024[7]	3,710	4,101
Groupe BPCE SA 1.00% 2026[7]	3,000	2,953
Groupe BPCE SA 2.277% 2032 (USD-SOFR + 1.312% on 1/20/2031)[7,11]	2,250	2,187
HSBC Holdings PLC 3.262% 2023 (3-month USD-LIBOR + 1.055% on 3/13/2022)[11]	1,500	1,519
HSBC Holdings PLC 4.25% 2024	3,000	3,224
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[11]	625	652
HSBC Holdings PLC 2.099% 2026 (USD-SOFR + 1.929% on 6/4/2025)[11]	6,000	6,134
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[11]	3,750	4,260
HSBC Holdings PLC 3.973% 2030 (3-month USD-LIBOR + 1.61% on 5/22/2029)[11]	1,500	1,656
Icahn Enterprises Finance Corp. 5.25% 2027	1,185	1,231
Icahn Enterprises Finance Corp. 4.375% 2029	2,200	2,200
Intercontinental Exchange, Inc. 2.65% 2040	7,425	7,128
Intesa Sanpaolo SpA 3.375% 2023[7]	750	776
Intesa Sanpaolo SpA 3.25% 2024[7]	750	792
Intesa Sanpaolo SpA 5.017% 2024[7]	1,730	1,868
Intesa Sanpaolo SpA 3.875% 2027[7]	300	325
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[11]	4,725	4,948
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[11]	3,101	3,146
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 3.157% 2042 (USD-SOFR + 1.46% on 4/22/2041)[11]	$5,325	$5,534
Kasikornbank PC HK 3.343% 2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[11]	1,222	1,232
Ladder Capital Corp. 4.25% 2027[7]	3,757	3,724
Lloyds Banking Group PLC 2.907% 2023 (3-month USD-LIBOR + 0.81% on 11/7/2022)[11]	750	770
Lloyds Banking Group PLC 4.05% 2023	2,000	2,130
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[11]	800	800
Lloyds Banking Group PLC 4.375% 2028	2,150	2,447
LPL Holdings, Inc. 4.625% 2027[7]	2,200	2,285
LPL Holdings, Inc. 4.375% 2031[7]	1,805	1,887
Marsh & McLennan Companies, Inc. 3.875% 2024	820	882
Marsh & McLennan Companies, Inc. 4.375% 2029	1,705	1,981
Marsh & McLennan Companies, Inc. 4.90% 2049	1,539	2,075
MGIC Investment Corp. 5.25% 2028	1,175	1,255
Mitsubishi UFJ Financial Group, Inc. 2.801% 2024	1,610	1,698
Morgan Stanley 3.737% 2024 (3-month USD-LIBOR + 0.847% on 4/24/2023)[11]	300	315
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[11]	3,766	3,701
Morgan Stanley 3.125% 2026	325	350
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[11]	3,290	3,302
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[11]	2,000	2,063
Morgan Stanley 3.217% 2042 (USD-SOFR + 1.485% on 4/22/2041)[11]	856	896
MSCI, Inc. 3.625% 2031[7]	2,225	2,318
MSCI, Inc. 3.25% 2033[7]	1,350	1,367
Navient Corp. 5.50% 2023	10,165	10,635
Navient Corp. 7.25% 2023	725	792
Navient Corp. 5.875% 2024	1,005	1,074
Navient Corp. 6.125% 2024	8,030	8,608
New York Life Global Funding 2.35% 2026[7]	590	616
Owl Rock Capital Corp. 4.625% 2024[7]	2,305	2,470
Owl Rock Capital Corp. 3.75% 2025	2,874	3,024
Owl Rock Capital Corp. 4.00% 2025	102	108
Owl Rock Capital Corp. 3.375% 2026	1,290	1,344
PNC Bank 2.55% 2021	4,000	4,010
PNC Financial Services Group, Inc. 2.854% 2022[11]	1,445	1,486
PNC Financial Services Group, Inc. 3.90% 2024	2,000	2,159
Power Financial Corp., Ltd. 5.25% 2028	383	427
Power Financial Corp., Ltd. 6.15% 2028	350	412
Power Financial Corp., Ltd. 4.50% 2029	554	588
Power Financial Corp., Ltd. 3.95% 2030	1,213	1,242
Prudential Financial, Inc. 4.35% 2050	7,000	8,782
Quicken Loans, LLC 3.625% 2029[7]	1,505	1,524
Rabobank Nederland 2.75% 2022	2,250	2,266
Rabobank Nederland 4.375% 2025	4,500	4,991
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[7]	2,110	2,065
Royal Bank of Canada 1.15% 2025	4,711	4,722
Skandinaviska Enskilda Banken AB 2.80% 2022	700	708
Springleaf Finance Corp. 6.125% 2024	4,550	4,867
Starwood Property Trust, Inc. 5.00% 2021	632	634
Starwood Property Trust, Inc. 5.50% 2023[7]	1,160	1,218
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[7,11]	2,800	3,220
Toronto-Dominion Bank 2.65% 2024	625	658
Toronto-Dominion Bank 0.75% 2025	5,375	5,308
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Toronto-Dominion Bank 1.25% 2026	$6,550	$6,506
Travelers Companies, Inc. 4.00% 2047	860	1,033
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[12,13,14]	27	28
U.S. Bancorp 2.625% 2022	1,805	1,815
U.S. Bancorp 2.375% 2026	4,000	4,227
UBS Group AG 4.125% 2025[7]	2,750	3,040
UniCredit SpA 3.75% 2022[7]	5,725	5,820
UniCredit SpA 6.572% 2022[7]	475	483
UniCredit SpA 4.625% 2027[7]	625	701
Wells Fargo & Company 2.164% 2026 (3-month USD-LIBOR + 0.75% on 2/11/2025)[11]	8,000	8,255
Wells Fargo & Company 2.879% 2030 (3-month USD-LIBOR + 1.17% on 10/30/2029)[11]	729	762
Westpac Banking Corp. 2.75% 2023	1,750	1,805
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[11]	8,500	8,804
Westpac Banking Corp. 2.668% 2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 11/15/2030)[11]	3,325	3,258
Westpac Banking Corp. 2.963% 2040	1,500	1,487
		347,182
Energy 0.97%
Antero Midstream Partners LP 5.375% 2029[7]	1,295	1,335
Antero Resources Corp. 7.625% 2029[7]	430	481
Ascent Resources - Utica LLC 5.875% 2029[7]	1,040	1,064
BP Capital Markets America, Inc. 2.772% 2050	3,025	2,795
Canadian Natural Resources, Ltd. 2.95% 2023	1,935	1,991
Canadian Natural Resources, Ltd. 2.05% 2025	961	984
Canadian Natural Resources, Ltd. 2.95% 2030	3,142	3,257
Canadian Natural Resources, Ltd. 4.95% 2047	1,559	1,937
Cenovus Energy, Inc. 4.25% 2027	5,690	6,328
Cheniere Energy Partners LP 4.50% 2029	1,085	1,155
Cheniere Energy Partners LP 4.00% 2031[7]	4,485	4,702
Cheniere Energy Partners LP 3.25% 2032[7]	998	1,003
Cheniere Energy, Inc. 4.625% 2028	5,645	5,955
Chesapeake Energy Corp. 4.875% 2022[15]	7,225	217
Chesapeake Energy Corp. 5.50% 2026[7]	685	717
Chesapeake Energy Corp. 5.875% 2029[7]	590	631
Chevron Corp. 1.995% 2027	2,631	2,715
Chevron USA, Inc. 1.018% 2027	2,850	2,788
CNX Midstream Partners LP 4.75% 2030[7]	580	590
CNX Resources Corp. 7.25% 2027[7]	1,725	1,839
CNX Resources Corp. 6.00% 2029[7]	425	450
Comstock Resources, Inc. 5.875% 2030[7]	450	469
ConocoPhillips 4.30% 2028[7]	5,355	6,170
Constellation Oil Services Holding SA 10.00% PIK 2024[7,13,15]	1,084	336
Continental Resources, Inc. 5.75% 2031[7]	1,430	1,730
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[7,13,14]	204	206
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[13,14]	185	187
Diamondback Energy, Inc. 4.40% 2051	5,023	5,707
DT Midstream, Inc. 4.375% 2031[7]	1,680	1,733
Enbridge Energy Partners LP 5.875% 2025	3,200	3,734
Enbridge Energy Partners LP, Series B, 7.50% 2038	2,000	2,981
American Funds Insurance Series — Asset Allocation Fund — Page 93 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Enbridge, Inc. 4.00% 2023	$1,678	$1,778
Enbridge, Inc. 2.50% 2025	1,700	1,772
Enbridge, Inc. 3.70% 2027	162	178
Energy Transfer Operating LP 5.00% 2050	17,377	20,084
Energy Transfer Partners LP 4.50% 2024	1,210	1,309
Energy Transfer Partners LP 4.75% 2026	2,494	2,789
Energy Transfer Partners LP 5.25% 2029	757	888
Energy Transfer Partners LP 6.00% 2048	774	984
Energy Transfer Partners LP 6.25% 2049	757	996
Enterprise Products Operating LLC 4.90% 2046	500	615
EQM Midstream Partners LP 4.125% 2026	686	706
EQM Midstream Partners LP 6.50% 2027[7]	2,690	3,029
EQM Midstream Partners LP 5.50% 2028	2,588	2,846
EQM Midstream Partners LP 4.75% 2031[7]	1,635	1,702
EQT Corp. 6.625% 2025[11]	1,295	1,484
EQT Corp. 3.90% 2027	450	488
EQT Corp. 5.00% 2029	340	383
EQT Corp. 7.50% 2030[11]	1,110	1,430
EQT Corp. 3.625% 2031[7]	400	417
Equinor ASA 3.00% 2027	4,000	4,311
Equinor ASA 3.625% 2028	3,685	4,111
Exxon Mobil Corp. 2.019% 2024	643	669
Exxon Mobil Corp. 2.44% 2029	1,963	2,048
Genesis Energy, LP 5.625% 2024	575	574
Genesis Energy, LP 6.50% 2025	3,572	3,559
Genesis Energy, LP 8.00% 2027	595	603
Halliburton Company 3.80% 2025	16	18
Harvest Midstream I, LP 7.50% 2028[7]	850	907
Hess Midstream Operations LP 4.25% 2030[7]	960	972
Hess Midstream Partners LP 5.125% 2028[7]	2,155	2,254
Hilcorp Energy I, LP 5.75% 2025[7]	2,575	2,609
Hilcorp Energy I, LP 6.00% 2031[7]	460	473
Kinder Morgan, Inc. 3.60% 2051	5,000	5,064
Marathon Oil Corp. 4.40% 2027	1,005	1,130
MPLX LP 4.125% 2027	500	559
MPLX LP 2.65% 2030	4,273	4,291
MPLX LP 4.50% 2038	750	838
MPLX LP 4.70% 2048	2,500	2,892
MPLX LP 5.50% 2049	4,491	5,703
NGL Energy Operating LLC 7.50% 2026[7]	5,990	6,111
NGL Energy Partners LP 6.125% 2025	4,907	4,338
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[7]	4,265	4,442
Oasis Petroleum, Inc. 6.375% 2026[7]	765	803
ONEOK, Inc. 5.85% 2026	7,997	9,389
ONEOK, Inc. 5.20% 2048	2,500	3,032
Petróleos Mexicanos 6.875% 2025[7]	3,755	4,116
Petróleos Mexicanos 5.35% 2028	1,870	1,846
Phillips 66 2.15% 2030	1,181	1,153
Phillips 66 Partners LP 3.55% 2026	160	173
Phillips 66 Partners LP 4.68% 2045	400	461
Phillips 66 Partners LP 4.90% 2046	275	327
Pioneer Natural Resources Company 1.125% 2026	1,053	1,040
Pioneer Natural Resources Company 2.15% 2031	2,862	2,785
Plains All American Pipeline LP 3.80% 2030	113	121
American Funds Insurance Series — Asset Allocation Fund — Page 94 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Range Resources Corp. 4.875% 2025	$565	$597
Range Resources Corp. 8.25% 2029[7]	520	586
Rockcliff Energy II LLC 5.50% 2029[7]	310	315
Rockies Express Pipeline LLC 4.95% 2029[7]	2,689	2,800
SA Global Sukuk, Ltd. 1.602% 2026[7]	13,915	13,845
SA Global Sukuk, Ltd. 2.694% 2031[7]	4,825	4,875
Sabine Pass Liquefaction, LLC 5.875% 2026	610	718
Sabine Pass Liquefaction, LLC 4.20% 2028	870	972
Sabine Pass Liquefaction, LLC 4.50% 2030	7,339	8,464
Schlumberger BV 3.75% 2024[7]	495	529
Schlumberger BV 4.00% 2025[7]	70	77
Southwestern Energy Co. 6.45% 2025[11]	1,760	1,940
Southwestern Energy Co. 7.75% 2027	450	487
Southwestern Energy Co. 8.375% 2028	395	448
Southwestern Energy Co. 5.375% 2029[7]	1,355	1,451
Southwestern Energy Co. 5.375% 2030	1,945	2,102
Statoil ASA 2.75% 2021	1,925	1,930
Statoil ASA 3.25% 2024	2,850	3,064
Statoil ASA 4.25% 2041	2,000	2,420
Suncor Energy, Inc. 3.10% 2025	3,687	3,928
Suncor Energy, Inc. 3.75% 2051	184	198
Sunoco Logistics Operating Partners LP 5.40% 2047	650	776
Sunoco LP 4.50% 2029	1,050	1,066
Targa Resources Partners LP 5.875% 2026	1,350	1,412
Targa Resources Partners LP 5.50% 2030	2,260	2,474
Targa Resources Partners LP 4.875% 2031	1,665	1,798
Targa Resources Partners LP 4.00% 2032[7]	1,750	1,811
Teekay Corp. 9.25% 2022[7]	4,825	4,976
Teekay Offshore Partners LP 8.50% 2023[2,4,7]	3,550	3,231
Total SE 2.986% 2041	4,544	4,626
TransCanada PipeLines, Ltd. 4.25% 2028	1,090	1,242
TransCanada PipeLines, Ltd. 4.10% 2030	4,298	4,878
TransCanada PipeLines, Ltd. 4.75% 2038	3,000	3,581
TransCanada PipeLines, Ltd. 4.875% 2048	700	885
Valero Energy Corp. 4.00% 2029	4,000	4,400
Venture Global Calcasieu Pass, LLC 4.125% 2031[7]	840	877
Weatherford International, Ltd. 11.00% 2024[7]	9,918	10,460
Weatherford International, Ltd. 6.50% 2028[7]	980	1,011
Western Gas Partners LP 4.50% 2028	4,468	4,801
Western Midstream Operating, LP 5.30% 2030[11]	1,925	2,130
Williams Companies, Inc. 3.50% 2030	6,730	7,317
Williams Partners LP 4.30% 2024	85	91
		309,376
Health care 0.74%
Abbott Laboratories 3.75% 2026	1,811	2,033
AbbVie, Inc. 2.60% 2024	3,000	3,155
AbbVie, Inc. 3.80% 2025	206	224
AbbVie, Inc. 2.95% 2026	1,445	1,549
AdaptHealth, LLC 5.125% 2030[7]	830	832
AmerisourceBergen Corp. 0.737% 2023	2,918	2,923
Amgen, Inc. 2.20% 2027	2,429	2,515
Anthem, Inc. 2.375% 2025	818	853
AstraZeneca Finance LLC 1.20% 2026	3,786	3,789
American Funds Insurance Series — Asset Allocation Fund — Page 95 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca Finance LLC 1.75% 2028	$1,871	$1,883
AstraZeneca Finance LLC 2.25% 2031	146	148
AstraZeneca PLC 3.375% 2025	8,140	8,886
AstraZeneca PLC 3.00% 2051	573	592
Bausch Health Companies, Inc. 4.875% 2028[7]	2,125	2,205
Bausch Health Companies, Inc. 5.00% 2028[7]	1,735	1,649
Bausch Health Companies, Inc. 5.25% 2031[7]	1,610	1,483
Bayer US Finance II LLC 3.875% 2023[7]	1,685	1,793
Becton, Dickinson and Company 3.363% 2024	198	211
Becton, Dickinson and Company 3.70% 2027	1,628	1,804
Boston Scientific Corp. 3.45% 2024	715	759
Boston Scientific Corp. 1.90% 2025	5,856	6,010
Boston Scientific Corp. 3.85% 2025	1,780	1,948
Boston Scientific Corp. 3.75% 2026	645	710
Boston Scientific Corp. 4.00% 2029	1,550	1,758
Centene Corp. 4.25% 2027	565	592
Centene Corp. 2.45% 2028	2,325	2,339
Centene Corp. 4.625% 2029	4,785	5,221
Centene Corp. 3.00% 2030	5,865	6,019
Cigna Corp. 3.75% 2023	353	373
Cigna Corp. 4.80% 2038	3,880	4,752
CVS Health Corp. 4.30% 2028	588	671
DaVita, Inc. 4.625% 2030[7]	1,025	1,056
Eli Lilly and Company 3.375% 2029	1,353	1,501
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[7]	2,817	2,827
Endo International PLC 5.75% 2022[7]	6,945	6,424
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[7]	1,560	1,562
GlaxoSmithKline PLC 3.625% 2025	3,585	3,916
HCA, Inc. 5.375% 2025	515	576
HCA, Inc. 3.50% 2030	4,050	4,295
Jazz Securities DAC 4.375% 2029[7]	1,975	2,049
Medtronic, Inc. 3.50% 2025	467	507
Molina Healthcare, Inc. 3.875% 2030[7]	2,899	3,033
Novant Health, Inc. 3.168% 2051	3,750	3,956
Novartis Capital Corp. 1.75% 2025	1,250	1,285
Novartis Capital Corp. 2.00% 2027	2,386	2,467
Owens & Minor, Inc. 4.375% 2024	5,615	5,969
Owens & Minor, Inc. 4.50% 2029[7]	3,685	3,726
Par Pharmaceutical, Inc. 7.50% 2027[7]	8,028	8,189
Pfizer, Inc. 2.95% 2024	825	873
Pfizer, Inc. 3.45% 2029	8,000	8,909
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,4,12,13,14]	4,499	4,499
Shire PLC 2.875% 2023	3,413	3,559
Summa Health 3.511% 2051	1,655	1,742
Tenet Healthcare Corp. 4.625% 2024	804	817
Tenet Healthcare Corp. 4.875% 2026[7]	16,225	16,812
Tenet Healthcare Corp. 4.25% 2029[7]	2,060	2,093
Teva Pharmaceutical Finance Co. BV 2.80% 2023	3,914	3,896
Teva Pharmaceutical Finance Co. BV 6.00% 2024	12,016	12,662
Teva Pharmaceutical Finance Co. BV 7.125% 2025	1,935	2,119
Teva Pharmaceutical Finance Co. BV 3.15% 2026	17,790	17,056
Teva Pharmaceutical Finance Co. BV 4.10% 2046	4,420	3,818
Thermo Fisher Scientific, Inc. 1.75% 2028	2,252	2,246
American Funds Insurance Series — Asset Allocation Fund — Page 96 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Thermo Fisher Scientific, Inc. 2.00% 2031	$5,159	$5,051
UnitedHealth Group, Inc. 1.15% 2026	2,610	2,613
UnitedHealth Group, Inc. 2.30% 2031	2,286	2,334
UnitedHealth Group, Inc. 3.05% 2041	3,875	4,009
UnitedHealth Group, Inc. 3.25% 2051	2,504	2,653
Valeant Pharmaceuticals International, Inc. 6.125% 2025[7]	8,602	8,790
Zimmer Holdings, Inc. 3.15% 2022	4,070	4,108
		233,676
Industrials 0.67%
ADT Security Corp. 4.125% 2029[7]	1,630	1,622
Allison Transmission Holdings, Inc. 3.75% 2031[7]	4,465	4,348
Associated Materials, LLC 9.00% 2025[7]	3,749	3,970
Avis Budget Car Rental, LLC 5.75% 2027[7]	2,025	2,114
Avis Budget Group, Inc. 5.375% 2029[7]	2,450	2,593
Avolon Holdings Funding, Ltd. 3.625% 2022[7]	1,254	1,273
Avolon Holdings Funding, Ltd. 3.95% 2024[7]	1,587	1,686
Avolon Holdings Funding, Ltd. 4.25% 2026[7]	1,126	1,212
Avolon Holdings Funding, Ltd. 4.375% 2026[7]	1,975	2,133
Boeing Company 4.875% 2025	1,555	1,731
Boeing Company 2.75% 2026	13,000	13,547
Boeing Company 3.10% 2026	251	265
Boeing Company 3.25% 2028	7,700	8,139
Boeing Company 5.15% 2030	1,100	1,292
Boeing Company 3.625% 2031	3,450	3,696
Boeing Company 3.60% 2034	6,250	6,537
Boeing Company 3.50% 2039	250	251
Boeing Company 3.75% 2050	1,300	1,315
Boeing Company 5.805% 2050	8,600	11,484
Bombardier, Inc. 7.50% 2024[7]	1,950	2,030
Bombardier, Inc. 7.125% 2026[7]	1,500	1,577
Bombardier, Inc. 7.875% 2027[7]	2,720	2,823
Bombardier, Inc. 6.00% 2028[7]	1,010	1,023
Burlington Northern Santa Fe LLC 4.40% 2042	5,000	6,106
BWX Technologies, Inc. 4.125% 2029[7]	1,025	1,051
Canadian National Railway Company 3.20% 2046	930	979
Clarivate Science Holdings Corp. 3.875% 2028[7]	590	591
Clarivate Science Holdings Corp. 4.875% 2029[7]	520	522
CoreLogic, Inc. 4.50% 2028[7]	4,125	4,104
CSX Corp. 3.80% 2028	3,135	3,507
CSX Corp. 4.25% 2029	1,062	1,222
CSX Corp. 4.30% 2048	1,125	1,366
CSX Corp. 2.50% 2051	4,125	3,755
General Electric Capital Corp. 4.418% 2035	1,200	1,441
General Electric Co. 3.45% 2027	1,800	1,975
Honeywell International, Inc. 2.30% 2024	2,640	2,767
Honeywell International, Inc. 1.35% 2025	5,947	6,047
Honeywell International, Inc. 2.70% 2029	1,470	1,562
Icahn Enterprises Finance Corp. 4.75% 2024	3,590	3,738
L3Harris Technologies, Inc. 1.80% 2031	2,625	2,535
LSC Communications, Inc. 8.75% 2023[2,4,7,15]	4,063	94
Masco Corp. 1.50% 2028	774	754
Masco Corp. 2.00% 2031	497	481
Masco Corp. 3.125% 2051	230	226
American Funds Insurance Series — Asset Allocation Fund — Page 97 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
MasTec, Inc. 4.50% 2028[7]	$1,425	$1,489
Meritor, Inc. 4.50% 2028[7]	1,025	1,029
Norfolk Southern Corp. 3.05% 2050	2,746	2,743
Northrop Grumman Corp. 2.93% 2025	1,820	1,929
Northrop Grumman Corp. 3.25% 2028	3,495	3,784
Otis Worldwide Corp. 2.293% 2027	2,135	2,220
PGT Innovations, Inc. 4.375% 2029[7]	370	373
Raytheon Technologies Corp. 1.90% 2031	4,615	4,481
Raytheon Technologies Corp. 2.82% 2051	5,000	4,748
Roller Bearing Company of America, Inc. 4.375% 2029[7]	195	200
Rolls-Royce PLC 5.75% 2027[7]	765	846
Siemens AG 1.20% 2026[7]	3,887	3,875
Siemens AG 1.70% 2028[7]	3,700	3,689
SkyMiles IP, Ltd. 4.75% 2028[7]	3,975	4,434
The Brink’s Co. 4.625% 2027[7]	2,385	2,481
TransDigm, Inc. 6.25% 2026[7]	4,976	5,194
TransDigm, Inc. 5.50% 2027	1,100	1,132
Triumph Group, Inc. 6.25% 2024[7]	970	971
Triumph Group, Inc. 8.875% 2024[7]	1,045	1,151
Triumph Group, Inc. 7.75% 2025[7]	875	867
Union Pacific Corp. 3.15% 2024	1,287	1,364
Union Pacific Corp. 3.75% 2025	4,255	4,664
Union Pacific Corp. 2.15% 2027	2,318	2,407
Union Pacific Corp. 2.40% 2030	2,414	2,481
Union Pacific Corp. 2.375% 2031	1,304	1,337
Union Pacific Corp. 2.891% 2036[7]	6,375	6,624
Union Pacific Corp. 2.95% 2052	8,169	8,130
Union Pacific Corp. 3.75% 2070	546	615
Union Pacific Corp. 3.799% 2071[7]	545	614
United Airlines Holdings, Inc. 6.50% 2027[7]	2,200	2,395
United Airlines, Inc. 4.625% 2029[7]	2,225	2,302
United Rentals, Inc. 3.875% 2031	2,050	2,104
United Technologies Corp. 3.65% 2023	52	55
United Technologies Corp. 3.95% 2025	3,155	3,476
United Technologies Corp. 4.125% 2028	1,075	1,224
Vertical U.S. Newco, Inc. 5.25% 2027[7]	2,000	2,098
Vinci SA 3.75% 2029[7]	1,167	1,304
WESCO Distribution, Inc. 7.125% 2025[7]	1,210	1,293
		213,607
Consumer discretionary 0.65%
Allied Universal Holdco LLC 4.625% 2028[7]	1,660	1,659
Amazon.com, Inc. 2.70% 2060	2,765	2,601
American Honda Finance Corp. 3.50% 2028	750	829
Atlas LuxCo 4 SARL 4.625% 2028[7]	1,065	1,063
Bayerische Motoren Werke AG 2.25% 2023[7]	300	310
Bayerische Motoren Werke AG 3.45% 2023[7]	1,870	1,953
Bayerische Motoren Werke AG 0.80% 2024[7]	1,532	1,539
Caesars Entertainment, Inc. 6.25% 2025[7]	3,315	3,494
Carnival Corp. 11.50% 2023[7]	933	1,043
Carnival Corp. 4.00% 2028[7]	3,875	3,919
Carvana Co. 5.625% 2025[7]	600	621
Carvana Co. 5.50% 2027[7]	2,496	2,551
Carvana Co. 5.875% 2028[7]	1,974	2,041
American Funds Insurance Series — Asset Allocation Fund — Page 98 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Carvana Co. 4.875% 2029[7]	$2,150	$2,132
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[7]	1,300	1,284
Ford Motor Credit Company LLC 3.664% 2024	455	470
Ford Motor Credit Company LLC 5.584% 2024	423	455
Ford Motor Credit Company LLC 3.375% 2025	4,475	4,604
Ford Motor Credit Company LLC 5.125% 2025	12,355	13,436
Ford Motor Credit Company LLC 2.70% 2026	2,110	2,117
Ford Motor Credit Company LLC 4.542% 2026	2,455	2,650
Ford Motor Credit Company LLC 3.815% 2027	250	260
General Motors Financial Co. 3.45% 2022	2,000	2,012
General Motors Financial Co. 3.50% 2024	4,145	4,438
General Motors Financial Co. 4.30% 2025	400	439
General Motors Financial Co. 2.70% 2027	467	485
Hanesbrands, Inc. 4.625% 2024[7]	860	908
Hanesbrands, Inc. 5.375% 2025[7]	706	740
Hanesbrands, Inc. 4.875% 2026[7]	2,700	2,928
Hilton Grand Vacations Borrower 5.00% 2029[7]	4,080	4,167
Hilton Worldwide Holdings, Inc. 4.00% 2031[7]	1,885	1,916
Home Depot, Inc. 1.50% 2028	7,500	7,422
Home Depot, Inc. 3.90% 2028	825	945
Home Depot, Inc. 2.95% 2029	9,301	10,044
Home Depot, Inc. 1.375% 2031	2,556	2,426
Home Depot, Inc. 1.875% 2031	7,500	7,367
Home Depot, Inc. 4.25% 2046	3,500	4,293
Home Depot, Inc. 4.50% 2048	428	550
Home Depot, Inc. 2.375% 2051	1,000	905
Hyundai Capital America 3.25% 2022[7]	480	492
Hyundai Capital America 1.00% 2024[7]	6,025	6,006
Hyundai Capital America 1.50% 2026[7]	850	841
Hyundai Capital America 1.65% 2026[7]	6,075	6,023
Hyundai Capital America 2.375% 2027[7]	2,579	2,616
Hyundai Capital America 2.10% 2028[7]	3,075	3,033
International Game Technology PLC 6.50% 2025[7]	4,555	5,089
International Game Technology PLC 5.25% 2029[7]	4,365	4,671
Lithia Motors, Inc. 3.875% 2029[7]	675	701
Lithia Motors, Inc. 4.375% 2031[7]	1,025	1,095
Lowe’s Companies, Inc. 1.70% 2030	966	924
Marriott International, Inc. 2.75% 2033	2,500	2,446
Melco International Development, Ltd. 5.75% 2028[7]	1,485	1,521
MGM Growth Properties LLC 5.625% 2024	775	844
MGM Growth Properties LLC 4.625% 2025[7]	1,050	1,133
MGM Growth Properties LLC 3.875% 2029[7]	2,225	2,372
MGM Resorts International 4.50% 2026	600	653
Mohegan Gaming & Entertainment 8.00% 2026[7]	1,520	1,586
Neiman Marcus Group, LLC 7.125% 2026[7]	1,345	1,429
Premier Entertainment Sub LLC 5.625% 2029[7]	1,690	1,709
Premier Entertainment Sub LLC 5.875% 2031[7]	1,690	1,710
Royal Caribbean Cruises, Ltd. 11.50% 2025[7]	2,023	2,311
Royal Caribbean Cruises, Ltd. 4.25% 2026[7]	2,120	2,079
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	2,705	2,775
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[7]	2,347	2,532
Sands China, Ltd. 2.30% 2027[7]	675	654
Scientific Games Corp. 8.25% 2026[7]	6,905	7,336
Scientific Games Corp. 7.00% 2028[7]	950	1,026
American Funds Insurance Series — Asset Allocation Fund — Page 99 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Scientific Games Corp. 7.25% 2029[7]	$1,615	$1,817
Stellantis Finance US, Inc. 1.711% 2027[7]	2,200	2,194
Stellantis Finance US, Inc. 2.691% 2031[7]	2,150	2,130
Tempur Sealy International, Inc. 4.00% 2029[7]	1,070	1,103
Tempur Sealy International, Inc. 3.875% 2031[7]	1,205	1,208
The Gap, Inc. 3.625% 2029[7]	486	488
The Gap, Inc. 3.875% 2031[7]	323	323
Toyota Motor Credit Corp. 0.80% 2026	2,265	2,235
Toyota Motor Credit Corp. 3.05% 2028	2,430	2,639
VICI Properties LP 4.625% 2029[7]	995	1,071
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[7]	2,100	2,145
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[7]	450	466
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[7]	3,100	3,290
Volkswagen Group of America Finance, LLC 4.25% 2023[7]	3,770	4,044
Volkswagen Group of America Finance, LLC 4.625% 2025[7]	3,845	4,324
Volkswagen Group of America Finance, LLC 3.20% 2026[7]	3,201	3,428
Wyndham Destinations, Inc. 4.625% 2030[7]	1,300	1,338
Wyndham Worldwide Corp. 4.375% 2028[7]	2,255	2,357
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[7]	2,193	2,213
		207,436
Communication services 0.63%
Alphabet, Inc. 1.998% 2026	3,000	3,137
Alphabet, Inc. 1.90% 2040	1,375	1,236
Alphabet, Inc. 2.25% 2060	1,265	1,108
AT&T, Inc. 2.25% 2032	1,000	974
AT&T, Inc. 2.55% 2033	5,348	5,266
AT&T, Inc. 3.30% 2052	1,825	1,771
AT&T, Inc. 3.50% 2053	8,050	7,983
AT&T, Inc. 3.55% 2055	1,125	1,112
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	500	563
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[7]	3,500	3,615
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[7]	2,500	2,617
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	8,021	8,046
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[7]	4,075	4,151
CCO Holdings LLC and CCO Holdings Capital Corp. 2.30% 2032	2,500	2,383
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	2,710	2,795
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[7]	1,625	1,656
CenturyLink, Inc. 7.50% 2024	1,500	1,663
Comcast Corp. 2.35% 2027	4,000	4,198
Comcast Corp. 3.20% 2036	375	400
Comcast Corp. 3.90% 2038	250	284
Comcast Corp. 2.80% 2051	791	750
Comcast Corp. 2.887% 2051[7]	2,571	2,470
Deutsche Telekom International Finance BV 9.25% 2032	3,570	5,845
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[7]	2,205	2,304
Embarq Corp. 7.995% 2036	4,575	4,914
Fox Corp. 4.03% 2024	1,120	1,202
Frontier Communications Corp. 5.875% 2027[7]	2,225	2,367
Frontier Communications Corp. 5.00% 2028[7]	5,550	5,834
Frontier Communications Corp. 6.75% 2029[7]	3,550	3,746
Frontier Communications Holdings, LLC 5.875% 2029	1,850	1,875
iHeartCommunications, Inc. 5.25% 2027[7]	3,093	3,218
Intelsat Jackson Holding Co. 8.00% 2024[7]	7,275	7,475
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Intelsat Jackson Holding Co. 8.50% 2024[7,15]	$4,425	$2,530
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[12,14]	1,727	1,736
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[12]	1,400	1,428
Ligado Networks LLC 15.50% PIK 2023[7,13]	2,397	2,328
Live Nation Entertainment, Inc. 3.75% 2028[7]	1,350	1,344
Midas OpCo Holdings LLC 5.625% 2029[7]	3,205	3,320
News Corp. 3.875% 2029[7]	875	900
Nexstar Broadcasting, Inc. 4.75% 2028[7]	3,175	3,298
SBA Tower Trust 1.631% 2026[7]	8,707	8,695
Scripps Escrow II, Inc. 3.875% 2029[7]	2,325	2,336
Sinclair Television Group, Inc. 4.125% 2030[7]	1,175	1,150
Sirius XM Radio, Inc. 4.00% 2028[7]	2,575	2,622
Sirius XM Radio, Inc. 4.125% 2030[7]	950	956
Sirius XM Radio, Inc. 3.875% 2031[7]	1,975	1,932
Sprint Corp. 7.625% 2026	4,125	5,003
Sprint Corp. 6.875% 2028	7,550	9,673
Sprint Corp. 8.75% 2032	250	374
TEGNA, Inc. 4.75% 2026[7]	2,350	2,454
TEGNA, Inc. 5.00% 2029	1,500	1,547
T-Mobile US, Inc. 1.50% 2026	500	502
T-Mobile US, Inc. 2.05% 2028	325	328
T-Mobile US, Inc. 3.375% 2029[7]	2,200	2,298
T-Mobile US, Inc. 2.875% 2031	1,300	1,313
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[7]	13,201	12,891
Univision Communications, Inc. 6.625% 2027[7]	4,800	5,220
Univision Communications, Inc. 4.50% 2029[7]	3,475	3,536
Verizon Communications, Inc. 2.10% 2028	1,835	1,864
Verizon Communications, Inc. 2.875% 2050	2,500	2,334
Virgin Media O2 4.25% 2031[7]	5,025	5,019
Virgin Media Secured Finance PLC 4.50% 2030[7]	3,115	3,169
VMED O2 UK Financing I PLC 4.75% 2031[7]	225	230
Vodafone Group PLC 4.375% 2028	350	402
Vodafone Group PLC 5.25% 2048	500	648
Vodafone Group PLC 4.25% 2050	4,350	5,022
Ziggo Bond Co. BV 5.125% 2030[7]	1,775	1,823
Ziggo Bond Finance BV 5.50% 2027[7]	1,802	1,865
Ziggo Bond Finance BV 4.875% 2030[7]	725	749
		199,797
Materials 0.49%
Alcoa Netherlands Holding BV 4.125% 2029[7]	950	990
Allegheny Technologies, Inc. 5.125% 2031	340	343
Anglo American Capital PLC 2.25% 2028[7]	484	481
Anglo American Capital PLC 2.625% 2030[7]	5,000	4,971
Anglo American Capital PLC 3.95% 2050[7]	2,281	2,446
Arconic Rolled Products Corp. 6.125% 2028[7]	750	796
Ball Corp. 3.125% 2031	2,570	2,541
Chevron Phillips Chemical Co. LLC 3.30% 2023[7]	595	621
Cleveland-Cliffs, Inc. 6.75% 2026[7]	1,285	1,372
Cleveland-Cliffs, Inc. 5.875% 2027	10,500	10,881
Cleveland-Cliffs, Inc. 4.625% 2029[7]	1,825	1,866
Cleveland-Cliffs, Inc. 4.875% 2031[7]	2,051	2,120
CVR Partners LP 9.25% 2023[7]	291	292
CVR Partners LP 6.125% 2028[7]	745	782
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Dow Chemical Co. 3.625% 2026	$1,884	$2,066
Dow Chemical Co. 3.60% 2050	10,728	11,405
First Quantum Minerals, Ltd. 7.25% 2023[7]	1,200	1,222
First Quantum Minerals, Ltd. 6.50% 2024[7]	4,704	4,769
First Quantum Minerals, Ltd. 7.50% 2025[7]	11,350	11,657
First Quantum Minerals, Ltd. 6.875% 2026[7]	3,625	3,775
First Quantum Minerals, Ltd. 6.875% 2027[7]	3,240	3,431
Freeport-McMoRan, Inc. 4.25% 2030	2,125	2,252
FXI Holdings, Inc. 7.875% 2024[7]	2,226	2,273
FXI Holdings, Inc. 12.25% 2026[7]	4,392	4,992
Glencore Funding LLC 4.125% 2024[7]	945	1,013
Hexion, Inc. 7.875% 2027[7]	2,045	2,186
International Flavors & Fragrances, Inc. 1.832% 2027[7]	5,400	5,411
International Flavors & Fragrances, Inc. 3.468% 2050[7]	2,285	2,403
International Paper Co. 7.30% 2039	2,005	3,090
Joseph T. Ryerson & Son, Inc. 8.50% 2028[7]	765	849
LSB Industries, Inc. 9.625% 2023[7]	5,170	5,390
LSB Industries, Inc. 6.25% 2028[7]	860	869
LYB International Finance III, LLC 2.25% 2030	2,275	2,279
LYB International Finance III, LLC 3.375% 2040	5,848	6,081
LYB International Finance III, LLC 3.625% 2051	9,787	10,309
LYB International Finance III, LLC 3.80% 2060	1,186	1,235
Methanex Corp. 5.125% 2027	6,425	6,955
Mosaic Co. 3.25% 2022	1,125	1,157
Mosaic Co. 4.05% 2027	1,050	1,181
Novelis Corp. 3.875% 2031[7]	1,115	1,104
Praxair, Inc. 1.10% 2030	2,938	2,741
SCIH Salt Holdings, Inc. 4.875% 2028[7]	1,185	1,192
SCIH Salt Holdings, Inc. 6.625% 2029[7]	1,230	1,182
Sherwin-Williams Company 2.75% 2022	29	29
Sherwin-Williams Company 3.125% 2024	275	292
Sherwin-Williams Company 3.80% 2049	5,208	5,857
Vale Overseas, Ltd. 3.75% 2030	2,229	2,312
Venator Materials Corp. 5.75% 2025[7]	5,845	5,532
Venator Materials Corp. 9.50% 2025[7]	1,495	1,656
Warrior Met Coal, Inc. 8.00% 2024[7]	5,095	5,178
Westlake Chemical Corp. 4.375% 2047	500	571
		156,398
Utilities 0.49%
AEP Transmission Co. LLC 3.75% 2047	2,390	2,687
Ameren Corp. 2.50% 2024	969	1,013
American Electric Power Company, Inc. 2.95% 2022	3,020	3,090
Calpine Corp. 3.75% 2031[7]	1,300	1,253
CenterPoint Energy, Inc. 2.50% 2022	900	916
CenterPoint Energy, Inc. 3.85% 2024	1,638	1,745
Comisión Federal de Electricidad 4.75% 2027[7]	645	724
Commonwealth Edison Co. 4.35% 2045	1,085	1,332
Commonwealth Edison Co. 4.00% 2048	2,600	3,058
Consolidated Edison Company of New York, Inc. 3.60% 2061	5,380	5,633
Consumers Energy Co. 4.05% 2048	3,017	3,590
Dominion Resources, Inc. 2.75% 2022	800	804
Dominion Resources, Inc. 2.85% 2026	750	797
Dominion Resources, Inc., junior subordinated, 3.071% 2024[11]	1,775	1,877
American Funds Insurance Series — Asset Allocation Fund — Page 102 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
DTE Energy Company 3.95% 2049	$1,800	$2,128
Duke Energy Carolinas, LLC 3.95% 2028	1,250	1,422
Duke Energy Florida, LLC 3.20% 2027	1,445	1,567
Duke Energy Indiana, Inc. 3.25% 2049	1,225	1,271
Duke Energy Progress, Inc. 3.70% 2046	750	840
Edison International 3.55% 2024	2,200	2,334
EDP Finance BV 3.625% 2024[7]	4,100	4,383
Electricité de France SA 4.75% 2035[7]	1,250	1,505
Electricité de France SA 4.875% 2038[7]	2,750	3,380
Electricité de France SA 5.60% 2040	525	702
Emera US Finance LP 3.55% 2026	320	346
Enersis Américas SA 4.00% 2026	245	268
Entergy Corp. 2.80% 2030	3,325	3,434
Entergy Texas, Inc. 1.75% 2031	3,650	3,462
Eversource Energy 3.80% 2023	2,730	2,911
Exelon Corp., junior subordinated, 3.497% 2022[11]	1,075	1,094
FirstEnergy Corp. 3.40% 2050	6,975	6,723
FirstEnergy Transmission LLC 2.866% 2028[7]	675	705
Northern States Power Co. 4.125% 2044	6,000	7,168
NRG Energy, Inc. 3.625% 2031[7]	2,250	2,213
Pacific Gas and Electric Co. 1.75% 2022	1,575	1,573
Pacific Gas and Electric Co. 2.10% 2027	125	122
Pacific Gas and Electric Co. 2.50% 2031	4,750	4,525
Pacific Gas and Electric Co. 3.30% 2040	100	92
Pacific Gas and Electric Co. 4.20% 2041	9,100	8,959
Pacific Gas and Electric Co. 3.50% 2050	2,500	2,279
PacifiCorp, First Mortgage Bonds, 4.125% 2049	4,000	4,721
PG&E Corp. 5.00% 2028	4,750	4,845
PG&E Corp. 5.25% 2030	3,400	3,485
Public Service Company of Colorado 1.875% 2031	2,775	2,729
Public Service Electric and Gas Co. 3.60% 2047	548	619
Public Service Electric and Gas Co. 3.15% 2050	2,451	2,573
Public Service Enterprise Group, Inc. 2.65% 2022	1,900	1,945
Southern California Edison Co. 2.85% 2029	4,450	4,622
Southern California Edison Co. 6.00% 2034	2,500	3,242
Southern California Edison Co. 5.35% 2035	3,000	3,745
Southern California Edison Co. 5.75% 2035	675	861
Southern California Edison Co. 4.00% 2047	456	490
Southern California Edison Co. 3.65% 2050	3,652	3,738
Southern California Gas Company 2.55% 2030	2,725	2,801
Talen Energy Corp. 10.50% 2026[7]	885	488
Talen Energy Corp. 7.25% 2027[7]	4,775	4,513
Talen Energy Supply, LLC 7.625% 2028[7]	3,030	2,846
Union Electric Co. 2.625% 2051	5,625	5,345
Venture Global Calcasieu Pass, LLC 3.875% 2029[7]	1,030	1,062
Virginia Electric and Power Co. 3.80% 2028	2,000	2,234
Virginia Electric and Power Co. 4.60% 2048	2,650	3,402
Xcel Energy, Inc. 2.60% 2029	1,950	2,018
		156,249
Real estate 0.46%
Alexandria Real Estate Equities, Inc. 3.80% 2026	315	347
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,220	1,371
Alexandria Real Estate Equities, Inc. 2.75% 2029	1,940	2,017
American Funds Insurance Series — Asset Allocation Fund — Page 103 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Alexandria Real Estate Equities, Inc. 3.375% 2031	$1,320	$1,438
Alexandria Real Estate Equities, Inc. 1.875% 2033	4,095	3,857
Alexandria Real Estate Equities, Inc. 4.85% 2049	410	529
American Campus Communities, Inc. 3.75% 2023	3,055	3,181
American Campus Communities, Inc. 4.125% 2024	2,075	2,253
American Campus Communities, Inc. 3.625% 2027	9,545	10,432
American Campus Communities, Inc. 3.875% 2031	331	370
American Tower Corp. 1.45% 2026	2,369	2,359
American Tower Corp. 1.60% 2026	2,347	2,358
American Tower Corp. 3.55% 2027	1,425	1,554
American Tower Corp. 1.50% 2028	10,000	9,695
American Tower Corp. 3.60% 2028	1,000	1,089
American Tower Corp. 2.30% 2031	5,249	5,179
American Tower Corp. 2.95% 2051	5,250	4,962
Brandywine Operating Partnership LP 3.95% 2023	1,070	1,110
Brookfield Property REIT, Inc. 5.75% 2026[7]	3,575	3,718
Diversified Healthcare Trust 4.375% 2031	3,250	3,148
Equinix, Inc. 1.45% 2026	6,787	6,774
Equinix, Inc. 2.90% 2026	1,144	1,214
Equinix, Inc. 1.80% 2027	1,295	1,302
Equinix, Inc. 1.55% 2028	3,175	3,106
Equinix, Inc. 2.00% 2028	2,234	2,230
Equinix, Inc. 3.20% 2029	1,552	1,648
Equinix, Inc. 2.50% 2031	1,710	1,723
Equinix, Inc. 3.00% 2050	912	867
Equinix, Inc. 3.40% 2052	2,731	2,785
Essex Portfolio LP 3.875% 2024	1,000	1,070
Essex Portfolio LP 3.50% 2025	6,825	7,351
Extra Space Storage, Inc. 2.35% 2032	1,385	1,354
Gaming and Leisure Properties, Inc. 3.35% 2024	1,263	1,333
Hospitality Properties Trust 4.50% 2023	1,945	1,987
Hospitality Properties Trust 4.50% 2025	150	150
Hospitality Properties Trust 4.95% 2027	500	500
Hospitality Properties Trust 3.95% 2028	1,950	1,841
Host Hotels & Resorts LP 4.50% 2026	355	389
Howard Hughes Corp. 5.375% 2028[7]	2,450	2,585
Howard Hughes Corp. 4.125% 2029[7]	1,860	1,865
Howard Hughes Corp. 4.375% 2031[7]	2,615	2,634
Invitation Homes Operating Partnership LP 2.00% 2031	2,401	2,307
Iron Mountain, Inc. 5.25% 2030[7]	4,785	5,084
Iron Mountain, Inc. 4.50% 2031[7]	2,650	2,691
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,645	2,695
Kennedy-Wilson Holdings, Inc. 4.75% 2030	1,140	1,159
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,760	2,825
Ladder Capital Corp. 5.25% 2025[7]	440	446
Park Intermediate Holdings LLC 4.875% 2029[7]	2,280	2,349
Public Storage 2.37% 2022	565	576
Public Storage 0.875% 2026	592	585
Public Storage 1.85% 2028	2,490	2,525
Public Storage 2.30% 2031	2,493	2,527
Realogy Corp. 5.75% 2029[7]	2,760	2,867
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[7]	875	878
RLJ Lodging Trust, LP 4.00% 2029[7]	1,240	1,240
Scentre Group 3.25% 2025[7]	1,000	1,065
American Funds Insurance Series — Asset Allocation Fund — Page 104 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Scentre Group 3.50% 2025[7]	$3,075	$3,278
Scentre Group 3.75% 2027[7]	2,430	2,670
Sun Communities Operating LP 2.30% 2028	1,845	1,850
Sun Communities Operating LP 2.70% 2031	876	886
UDR, Inc. 2.95% 2026	760	808
		146,986
Information technology 0.39%
Adobe, Inc. 1.90% 2025	366	378
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[12,14]	4,150	4,182
Analog Devices, Inc. 1.70% 2028	592	594
Analog Devices, Inc. 2.10% 2031	898	901
Analog Devices, Inc. 2.80% 2041	2,961	2,966
Analog Devices, Inc. 2.95% 2051	1,422	1,424
Apple, Inc. 3.00% 2024	625	659
Apple, Inc. 0.70% 2026	2,500	2,475
Apple, Inc. 3.35% 2027	40	44
Apple, Inc. 1.20% 2028	5,000	4,902
Apple, Inc. 1.65% 2031	2,500	2,435
Avaya, Inc. 6.125% 2028[7]	1,600	1,684
Booz Allen Hamilton, Inc. 4.00% 2029[7]	1,000	1,026
Broadcom, Inc. 1.95% 2028[7]	1,407	1,390
Broadcom, Inc. 2.45% 2031[7]	2,452	2,376
Broadcom, Inc. 2.60% 2033[7]	2,524	2,427
Broadcom, Inc. 3.469% 2034[7]	11,463	11,815
Broadcom, Inc. 3.50% 2041[7]	3,948	3,907
Broadcom, Inc. 3.75% 2051[7]	3,366	3,366
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[12,14]	1,334	1,329
Diebold Nixdorf, Inc. 9.375% 2025[7]	5,675	6,218
Diebold, Inc. 8.50% 2024	1,400	1,432
Fidelity National Information Services, Inc. 3.10% 2041	302	306
Fiserv, Inc. 3.50% 2029	1,030	1,122
Fiserv, Inc. 2.65% 2030	7,348	7,524
Gartner, Inc. 4.50% 2028[7]	650	683
Intuit, Inc. 0.95% 2025	1,530	1,529
Intuit, Inc. 1.35% 2027	1,395	1,389
Intuit, Inc. 1.65% 2030	1,845	1,800
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 3.75%) 3.837% 2024[12,14]	2,223	2,227
Microsoft Corp. 2.525% 2050	4,744	4,573
Microsoft Corp. 2.921% 2052	4,814	4,987
MoneyGram International, Inc. 5.375% 2026[7]	750	762
Oracle Corp. 3.65% 2041	2,250	2,331
Oracle Corp. 3.95% 2051	1,826	1,929
PayPal Holdings, Inc. 2.65% 2026	2,364	2,528
PayPal Holdings, Inc. 2.30% 2030	2,200	2,256
Sabre GLBL, Inc. 7.375% 2025[7]	728	777
Sabre Holdings Corp. 9.25% 2025[7]	1,197	1,385
salesforce.com, inc. 1.50% 2028	3,200	3,186
salesforce.com, inc. 1.95% 2031	1,625	1,619
salesforce.com, inc. 2.70% 2041	1,875	1,872
Square, Inc. 3.50% 2031[7]	1,875	1,926
Synaptics, Inc. 4.00% 2029[7]	875	896
Unisys Corp. 6.875% 2027[7]	725	793
VeriSign, Inc. 2.70% 2031	625	636
American Funds Insurance Series — Asset Allocation Fund — Page 105 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Veritas Holdings, Ltd. 7.50% 2025[7]	$3,860	$4,019
Viavi Solutions, Inc. 3.75% 2029[7]	350	351
Visa, Inc. 2.80% 2022	2,000	2,053
Visa, Inc. 3.15% 2025	5,500	5,967
Xerox Corp. 5.00% 2025[7]	2,925	3,077
Xerox Corp. 5.50% 2028[7]	1,100	1,140
		123,573
Consumer staples 0.37%
7-Eleven, Inc. 0.80% 2024[7]	1,700	1,700
7-Eleven, Inc. 0.95% 2026[7]	825	811
7-Eleven, Inc. 1.30% 2028[7]	6,515	6,267
Albertsons Companies, Inc. 3.50% 2029[7]	1,385	1,384
Altria Group, Inc. 4.40% 2026	231	260
Altria Group, Inc. 5.80% 2039	4,820	5,934
Altria Group, Inc. 3.40% 2041	2,500	2,371
Altria Group, Inc. 4.50% 2043	3,000	3,190
Altria Group, Inc. 5.95% 2049	490	622
Altria Group, Inc. 3.70% 2051	2,500	2,358
Anheuser-Busch InBev NV 4.00% 2028	845	954
Anheuser-Busch InBev NV 5.45% 2039	5,000	6,482
British American Tobacco International Finance PLC 3.95% 2025[7]	4,250	4,618
British American Tobacco PLC 3.222% 2024	2,826	2,997
British American Tobacco PLC 3.215% 2026	3,323	3,545
British American Tobacco PLC 4.39% 2037	3,109	3,343
British American Tobacco PLC 4.54% 2047	940	975
Central Garden & Pet Co. 4.125% 2031[7]	1,395	1,418
Coca-Cola Company 1.00% 2028	940	908
Conagra Brands, Inc. 1.375% 2027	4,615	4,499
Constellation Brands, Inc. 3.20% 2023	1,029	1,065
Constellation Brands, Inc. 3.60% 2028	625	687
Constellation Brands, Inc. 2.25% 2031	1,487	1,464
Imperial Tobacco Finance PLC 3.50% 2023[7]	4,000	4,118
Keurig Dr Pepper, Inc. 4.985% 2038	3,351	4,203
Kimberly-Clark Corp. 3.10% 2030	329	360
Kraft Heinz Company 3.875% 2027	2,475	2,704
Kraft Heinz Company 4.375% 2046	1,280	1,459
Kraft Heinz Company 4.875% 2049	3,760	4,585
Kraft Heinz Company 5.50% 2050	1,215	1,606
Kronos Acquisition Holdings, Inc. 5.00% 2026[7]	1,695	1,695
Nestlé Holdings, Inc. 1.00% 2027[7]	16,400	15,973
Philip Morris International, Inc. 2.375% 2022	1,960	1,993
Philip Morris International, Inc. 2.625% 2022	1,670	1,682
Philip Morris International, Inc. 2.875% 2024	788	832
Philip Morris International, Inc. 3.25% 2024	2,000	2,149
Philip Morris International, Inc. 0.875% 2026	2,990	2,936
Philip Morris International, Inc. 3.375% 2029	788	866
Philip Morris International, Inc. 1.75% 2030	2,956	2,849
Post Holdings, Inc. 4.625% 2030[7]	2,886	2,912
Prestige Brands International, Inc. 3.75% 2031[7]	1,115	1,077
Reckitt Benckiser Group PLC 2.375% 2022[7]	1,125	1,141
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unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American, Inc. 5.85% 2045	$2,030	$2,440
Simmons Foods, Inc. 4.625% 2029[7]	560	565
		115,997
Total corporate bonds, notes & loans		2,210,277
Mortgage-backed obligations 5.54% Federal agency mortgage-backed obligations 5.13%
Fannie Mae Pool #AD7072 4.00% 2025[16]	3	4
Fannie Mae Pool #AE3069 4.00% 2025[16]	2	2
Fannie Mae Pool #AE2321 4.00% 2025[16]	1	1
Fannie Mae Pool #AH6431 4.00% 2026[16]	328	348
Fannie Mae Pool #890329 4.00% 2026[16]	50	53
Fannie Mae Pool #AH5618 4.00% 2026[16]	3	3
Fannie Mae Pool #AH0829 4.00% 2026[16]	3	3
Fannie Mae Pool #MA1109 4.00% 2027[16]	4	4
Fannie Mae Pool #MA3653 3.00% 2029[16]	36	38
Fannie Mae Pool #AL8347 4.00% 2029[16]	367	390
Fannie Mae Pool #254767 5.50% 2033[16]	269	310
Fannie Mae Pool #555956 5.50% 2033[16]	177	204
Fannie Mae Pool #BN1085 4.00% 2034[16]	539	572
Fannie Mae Pool #BN3172 4.00% 2034[16]	175	186
Fannie Mae Pool #AS8554 3.00% 2036[16]	8,026	8,500
Fannie Mae Pool #929185 5.50% 2036[16]	453	526
Fannie Mae Pool #893641 6.00% 2036[16]	938	1,108
Fannie Mae Pool #893688 6.00% 2036[16]	225	266
Fannie Mae Pool #907239 6.00% 2036[16]	58	68
Fannie Mae Pool #AD0249 5.50% 2037[16]	146	168
Fannie Mae Pool #190379 5.50% 2037[16]	76	88
Fannie Mae Pool #924952 6.00% 2037[16]	1,100	1,298
Fannie Mae Pool #888292 6.00% 2037[16]	784	927
Fannie Mae Pool #928031 6.00% 2037[16]	84	99
Fannie Mae Pool #888637 6.00% 2037[16]	13	15
Fannie Mae Pool #AD0119 6.00% 2038[16]	1,273	1,506
Fannie Mae Pool #AD0095 6.00% 2038[16]	943	1,115
Fannie Mae Pool #995674 6.00% 2038[16]	424	499
Fannie Mae Pool #AE0021 6.00% 2038[16]	373	441
Fannie Mae Pool #AL7164 6.00% 2038[16]	235	272
Fannie Mae Pool #AB0538 6.00% 2038[16]	149	176
Fannie Mae Pool #889983 6.00% 2038[16]	25	29
Fannie Mae Pool #995391 6.00% 2038[16]	23	27
Fannie Mae Pool #995224 6.00% 2038[16]	11	12
Fannie Mae Pool #AD0833 6.00% 2039[16]	1	1
Fannie Mae Pool #AL0013 6.00% 2040[16]	242	286
Fannie Mae Pool #AL0309 6.00% 2040[16]	81	96
Fannie Mae Pool #MA4387 2.00% 2041[16]	8,717	8,857
Fannie Mae Pool #AB4536 6.00% 2041[16]	545	640
Fannie Mae Pool #AL7228 6.00% 2041[16]	331	385
Fannie Mae Pool #AP2131 3.50% 2042[16]	4,067	4,405
Fannie Mae Pool #AU8813 4.00% 2043[16]	2,628	2,962
Fannie Mae Pool #AU9348 4.00% 2043[16]	1,502	1,693
Fannie Mae Pool #AU9350 4.00% 2043[16]	1,260	1,403
Fannie Mae Pool #AL8773 3.50% 2045[16]	7,048	7,650
Fannie Mae Pool #AL8354 3.50% 2045[16]	1,759	1,919
American Funds Insurance Series — Asset Allocation Fund — Page 107 of 242

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BC4764 3.00% 2046[16]	$14,807	$15,699
Fannie Mae Pool #AL8522 3.50% 2046[16]	3,667	4,000
Fannie Mae Pool #BD9699 3.50% 2046[16]	1,697	1,830
Fannie Mae Pool #BD9307 4.00% 2046[16]	1,705	1,868
Fannie Mae Pool #BC7611 4.00% 2046[16]	311	340
Fannie Mae Pool #BE1290 3.50% 2047[16]	2,554	2,757
Fannie Mae Pool #CA0770 3.50% 2047[16]	2,213	2,358
Fannie Mae Pool #MA3211 4.00% 2047[16]	4,185	4,517
Fannie Mae Pool #257036 7.00% 2047[16]	7	8
Fannie Mae Pool #256975 7.00% 2047[16]	2	2
Fannie Mae Pool #FM3278 3.50% 2048[16]	24,298	25,870
Fannie Mae Pool #BK7655 3.907% 2048[14,16]	496	517
Fannie Mae Pool #CA2377 4.00% 2048[16]	9,327	10,011
Fannie Mae Pool #BK6971 4.00% 2048[16]	136	146
Fannie Mae Pool #BK5255 4.00% 2048[16]	18	19
Fannie Mae Pool #MA3277 4.00% 2048[16]	17	18
Fannie Mae Pool #CA2493 4.50% 2048[16]	1,064	1,154
Fannie Mae Pool #CA4756 3.00% 2049[16]	2,245	2,386
Fannie Mae Pool #BK8767 4.00% 2049[16]	106	116
Fannie Mae Pool #FM8453 3.00% 2051[16]	5,608	6,018
Fannie Mae Pool #MA4381 3.50% 2051[16]	651	694
Fannie Mae Pool #MA4401 3.50% 2051[16]	205	218
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[16]	106	122
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[16]	29	36
Fannie Mae, Series 2012-M14, Class A2, Multi Family, 2.301% 2022[14,16]	930	944
Fannie Mae, Series 2012-M9, Class A2, Multi Family, 2.482% 2022[16]	800	806
Fannie Mae, Series 2012-M5, Class A2, Multi Family, 2.715% 2022[16]	487	487
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.19% 2023[14,16]	4,534	4,722
Fannie Mae, Series 2013-M14, Class A2, Multi Family, 3.329% 2023[14,16]	4,977	5,222
Fannie Mae, Series 2014-M2, Class A2, Multi Family, 3.513% 2023[14,16]	3,355	3,544
Fannie Mae, Series 2014-M9, Class A2, Multi Family, 3.103% 2024[14,16]	5,393	5,701
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[14,16]	3,610	3,814
Fannie Mae, Series 2017-M3, Class A2, Multi Family, 2.549% 2026[14,16]	9,549	10,108
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[14,16]	2,891	3,112
Fannie Mae, Series 2006-43, Class JO, principal only, 0% 2036[16]	57	52
Freddie Mac Pool #ZK7580 3.00% 2027[16]	3,507	3,714
Freddie Mac Pool #C91912 3.00% 2037[16]	14,446	15,323
Freddie Mac Pool #G03978 5.00% 2038[16]	546	625
Freddie Mac Pool #G04553 6.50% 2038[16]	72	81
Freddie Mac Pool #G08347 4.50% 2039[16]	89	100
Freddie Mac Pool #C03518 5.00% 2040[16]	807	919
Freddie Mac Pool #Q05807 4.00% 2042[16]	2,241	2,481
Freddie Mac Pool #Q23185 4.00% 2043[16]	1,648	1,858
Freddie Mac Pool #Q23190 4.00% 2043[16]	1,033	1,142
Freddie Mac Pool #760014 2.913% 2045[14,16]	266	277
Freddie Mac Pool #Q37988 4.00% 2045[16]	7,775	8,613
Freddie Mac Pool #G60344 4.00% 2045[16]	6,637	7,368
Freddie Mac Pool #Z40130 3.00% 2046[16]	5,448	5,888
Freddie Mac Pool #Q41909 4.50% 2046[16]	502	550
Freddie Mac Pool #Q41090 4.50% 2046[16]	346	381
Freddie Mac Pool #760015 2.652% 2047[14,16]	649	674
Freddie Mac Pool #Q46021 3.50% 2047[16]	1,188	1,274
Freddie Mac Pool #SI2002 4.00% 2048[16]	3,612	3,889
Freddie Mac Pool #SD7507 3.00% 2049[16]	26,630	28,499
American Funds Insurance Series — Asset Allocation Fund — Page 108 of 242

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7528 2.00% 2050[16]	$20,791	$21,037
Freddie Mac Pool #RA2020 3.00% 2050[16]	10,528	11,159
Freddie Mac Pool #SD8164 3.50% 2051[16]	6,543	6,948
Freddie Mac Pool #SD8163 3.50% 2051[16]	339	360
Freddie Mac Pool #SD8158 3.50% 2051[16]	77	82
Freddie Mac, Series T041, Class 3A, 4.971% 2032[14,16]	216	240
Freddie Mac, Series K723, Class A2, Multi Family, 2.454% 2023[16]	2,949	3,044
Freddie Mac, Series K725, Class A2, Multi Family, 3.002% 2024[16]	5,555	5,823
Freddie Mac, Series K044, Class A2, Multi Family, 2.811% 2025[16]	4,265	4,531
Freddie Mac, Series K047, Class A2, Multi Family, 3.329% 2025[16]	4,000	4,333
Freddie Mac, Series K733, Class A2, Multi Family, 3.75% 2025[14,16]	9,778	10,670
Freddie Mac, Series K055, Class A2, Multi Family, 2.673% 2026[16]	10,050	10,737
Freddie Mac, Series K734, Class A2, Multi Family, 3.208% 2026[16]	7,370	7,974
Freddie Mac, Series K066, Class A2, Multi Family, 3.117% 2027[16]	4,755	5,216
Freddie Mac, Series K067, Class A2, Multi Family, 3.194% 2027[16]	5,770	6,360
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[16]	4,375	4,849
Freddie Mac, Series K076, Class A2, Multi Family, 3.90% 2028[16]	3,237	3,721
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[16]	6,834	7,123
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[14,16]	6,716	7,003
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[14,16]	3,381	3,524
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 3.25% 2056[14,16]	1,482	1,549
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[14,16]	1,132	1,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[16]	2,558	2,680
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[16]	2,408	2,568
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[16]	947	1,011
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[16]	12,718	13,359
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[16]	7,077	7,373
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[16]	2,827	2,983
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[16]	3,687	3,847
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A1, 3.50% 2029[16]	5,661	5,917
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-1, Class A2, 3.50% 2029[16]	2,455	2,632
Government National Mortgage Assn. 4.50% 2048[16]	580	619
Government National Mortgage Assn. 2.00% 2051[16,17]	89,533	90,660
Government National Mortgage Assn. 2.50% 2051[16,17]	14,714	15,164
Government National Mortgage Assn. 2.50% 2051[16,17]	6,815	7,036
Government National Mortgage Assn. 3.00% 2051[16,17]	35,782	37,386
Government National Mortgage Assn. 3.50% 2051[16,17]	26,752	28,132
Government National Mortgage Assn. 4.00% 2051[16,17]	13,107	13,910
Government National Mortgage Assn. 4.50% 2051[16,17]	7,027	7,494
Government National Mortgage Assn. Pool #BD7245 4.00% 2048[16]	870	942
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[16]	8,848	9,419
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[16]	1,143	1,216
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[16]	16,557	17,711
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[16]	3,741	3,994
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[16]	2,234	2,390
Government National Mortgage Assn. Pool #MA5711 4.50% 2049[16]	1,005	1,077
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[16]	37,510	39,259
Uniform Mortgage-Backed Security 1.50% 2036[16,17]	19,795	19,938
Uniform Mortgage-Backed Security 2.00% 2036[16,17]	52,169	53,732
Uniform Mortgage-Backed Security 2.50% 2036[16,17]	638	665
Uniform Mortgage-Backed Security 3.00% 2036[16,17]	16,342	17,189
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	155,143	154,943
Uniform Mortgage-Backed Security 2.00% 2051[16,17]	26,024	26,050
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	229,274	235,408
American Funds Insurance Series — Asset Allocation Fund — Page 109 of 242

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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.50% 2051[16,17]	$14,681	$15,110
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	87,321	91,377
Uniform Mortgage-Backed Security 3.00% 2051[16,17]	51,453	53,775
Uniform Mortgage-Backed Security 3.50% 2051[16,17]	134,288	142,096
Uniform Mortgage-Backed Security 4.00% 2051[16,17]	70,520	75,559
Uniform Mortgage-Backed Security 4.50% 2051[16,17]	41,792	45,204
		1,629,751
Commercial mortgage-backed securities 0.26%
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[16]	2,909	2,993
Barclays Commercial Mortgage Securities LLC, Series 2017-DELC, Class A, 0.934% 2036[7,14,16]	2,000	2,003
Benchmark Mortgage Trust, Series 2018-B2, Class A4, 3.615% 2051[16]	1,000	1,097
Benchmark Mortgage Trust, Series 2020-B17, Class A5, 2.289% 2053[16]	2,960	3,015
BX Trust, Series 2021-SDMF, Class A, (1-month USD-LIBOR + 0.589%) 0.689% 2023[7,14,16]	5,954	5,931
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[7,14,16]	4,505	4,514
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[7,14,16]	679	680
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[7,14,16]	7,538	7,551
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.954% 2038[7,14,16]	1,361	1,364
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.184% 2038[7,14,16]	1,229	1,234
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AAB, 2.984% 2048[16]	817	844
Commercial Mortgage Trust, Series 2015-PC1, Class A5, 3.902% 2050[16]	4,735	5,166
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class ASB, 3.617% 2048[16]	1,134	1,195
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[7,14,16]	1,566	1,573
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[7,14,16]	1,430	1,438
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[7,14,16]	1,493	1,507
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[7,16]	5,201	5,284
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[16]	5,602	5,743
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-410T, Class A, 2.287% 2042[7,16]	1,431	1,469
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 2039[7,16]	13,772	14,057
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.885% 2026[7,14,16]	3,950	3,960
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class ASB, 3.557% 2047[16]	830	870
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class ASB, 3.04% 2048[16]	872	905
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[7,16]	7,020	7,273
		81,666
Collateralized mortgage-backed obligations (privately originated) 0.15%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[7,14,16]	1,752	1,755
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.686% 2029[7,14,16]	3,810	3,824
Cascade Funding Mortgage Trust, Series 2018-RM2, Class A, 4.00% 2068[7,14,16]	1,693	1,761
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[7,16]	4,191	4,311
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[7,14,16]	2,733	2,783
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IVA1, 6.00% 2034[16]	180	191
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[7,16]	8,609	9,500
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[7,16]	3,059	3,344
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 3.386% 2027[14,16]	615	627
Legacy Mortgage Asset Trust, Series 2019-GS5, Class A1, 3.20% 2059[7,14,16]	4,476	4,499
Legacy Mortgage Asset Trust, Series 2019-GS7, Class A1, 3.25% 2059[7,14,16]	1,280	1,288
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[7,14,16]	600	601
MASTR Alternative Loan Trust, Series 2004-2, Class 2A1, 6.00% 2034[16]	404	421
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2052[7,14,16]	3,001	3,005
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[7,14,16]	2,862	2,866
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[7,14,16]	5,219	5,226
American Funds Insurance Series — Asset Allocation Fund — Page 110 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[7,14,16]	$669	$668
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2054[7,14,16]	1,300	1,301
		47,971
Total mortgage-backed obligations		1,759,388
Asset-backed obligations 1.06%
Aesop Funding LLC, Series 2017-2A, Class A, 2.97% 2024[7,16]	1,920	1,983
Aesop Funding LLC, Series 2018-1A, Class A, 3.70% 2024[7,16]	1,114	1,175
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[7,16]	3,100	3,325
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[7,16]	13,378	13,379
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[7,16]	539	554
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[7,16]	138	146
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[7,14,16]	2,756	2,756
Allegro CLO, Ltd., Series 2017-1A, Class AR, (3-month USD-LIBOR + 0.95%) 1.076% 2030[7,14,16]	1,639	1,640
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[7,14,16]	3,510	3,510
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[7,14,16]	3,660	3,660
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[7,16]	869	871
CarMaxAuto Owner Trust, Series 2020-1, Class A2, 1.87% 2023[16]	135	135
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[7,16]	1,068	1,068
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[7,14,16]	5,185	5,185
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[7,16]	5,422	5,500
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[7,16]	1,843	1,846
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[7,16]	939	954
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[7,16]	176	177
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[7,16]	6,365	6,412
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[7,16]	817	820
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[7,16]	1,708	1,720
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[7,16]	1,387	1,399
CLI Funding V LLC, Series 2020-1A, Class A, 2.08% 2045[7,16]	6,251	6,302
CLI Funding V LLC, Series 2020-3A, Class B, 3.30% 2045[7,16]	883	894
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[7,16]	1,862	1,843
Cloud Pass-Through Trust, Series 2019-1A, Class CLOU, 3.554% 2022[7,14,16]	168	168
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[7,16]	2,964	3,006
Drive Auto Receivables Trust, Series 2019-3, Class B, 2.65% 2024[16]	49	49
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[16]	820	829
Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36% 2026[16]	2,262	2,294
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[7,16]	100	101
Dryden Senior Loan Fund, CLO, Series 2017-47A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.106% 2028[7,14,16]	5,478	5,478
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[7,16]	460	459
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[7,16]	8,100	8,081
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[7,16]	4,825	5,083
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.52% 2030[7,16]	6,000	6,392
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[7,16]	8,861	9,172
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[7,16]	9,605	10,295
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[7,16]	842	853
GCI Funding I LLC, Series 2020-1, Class B, 3.81% 2045[7,16]	339	337
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 2039[7,16]	2,932	3,073
Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 2040[7,16]	12,138	12,306
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[7,16]	15,322	15,578
Global SC Finance VII SRL, Series 2020-2A, Class B, 3.32% 2040[7,16]	634	643
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[7,16]	4,669	4,665
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[7,16]	6,941	6,958
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[7,16]	549	546
American Funds Insurance Series — Asset Allocation Fund — Page 111 of 242

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[7,16]	$8,452	$8,491
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[7,16]	634	638
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[7,16]	405	409
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[7,16]	9,163	9,196
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[7,16]	685	691
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[7,16]	429	435
Honda Auto Receivables Owner Trust, Series 2019-2, Class A3, 2.52% 2023[16]	1,445	1,460
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[7,14,16]	3,825	3,825
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[7,14,16]	5,545	5,545
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[7,14,16]	4,230	4,230
Mercury Financial Credit Card Master Trust, Series 2021-1A, Class A, 1.54% 2026[7,16]	4,700	4,716
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[7,16]	1,900	1,901
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[7,16]	7,174	7,192
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[7,16]	15,087	15,048
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[7,16]	8,321	8,322
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[7,16]	14,163	14,186
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[7,14,16]	1,765	1,765
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[7,14,16]	2,362	2,363
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A1, (3-month USD-LIBOR + 0.80%) 0.919% 2029[7,14,16]	10,000	10,000
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[7,14,16]	676	676
Palmer Square Loan Funding, CLO, Series 2021-4A, Class A2, (3-month USD-LIBOR + 1.40%) 1.519% 2029[7,14,16]	4,278	4,278
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[7,14,16]	4,634	4,634
Santander Drive Auto Receivables Trust, Series 2020-1, Class A3, 2.03% 2024[16]	216	217
Santander Drive Auto Receivables Trust, Series 2020-1, Class B, 3.03% 2024[16]	345	349
Santander Drive Auto Receivables Trust, Series 2020-1, Class C, 4.11% 2025[16]	1,000	1,043
SMB Private Education Loan Trust, Series 2021-A, Class A2A2, (1-month USD-LIBOR + 0.73%) 0.814% 2053[7,14,16]	7,547	7,590
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[7,14,16]	5,530	5,531
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[7,14,16]	3,233	3,233
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[7,14,16]	2,985	2,985
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[7,16]	4,430	4,430
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[7,16]	2,133	2,152
TAL Advantage V LLC, Series 2020-1A, Class B, 3.29% 2045[7,16]	239	243
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[7,16]	925	935
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[7,16]	1,032	1,019
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[7,16]	4,930	4,994
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[7,16]	828	812
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[7,16]	3,250	3,410
Toyota Auto Loan Extended Note Trust, Series 2020-1, Class A, 1.35% 2033[7,16]	889	902
Toyota Auto Loan Extended Note Trust, Series 2021-1, Class A, 1.07% 2034[7,14,16]	7,257	7,249
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[7,16]	11,704	11,809
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[7,16]	3,151	3,131
Westlake Automobile Receivables Trust, Series 2019-2A, Class B, 2.62% 2024[7,16]	199	200
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84% 2024[7,16]	1,390	1,402
		337,257
Bonds & notes of governments & government agencies outside the U.S. 0.18%
CPPIB Capital, Inc. 2.25% 2022[7]	4,286	4,314
CPPIB Capital, Inc. 2.75% 2027[7]	6,600	7,162
European Investment Bank 0.75% 2026	6,194	6,113
KfW 2.125% 2022	375	378
Manitoba (Province of) 3.05% 2024	2,600	2,763
Morocco (Kingdom of) 3.00% 2032[7]	3,000	2,859
Morocco (Kingdom of) 4.00% 2050[7]	3,000	2,745
Peru (Republic of) 1.862% 2032	2,525	2,300
Peru (Republic of) 2.78% 2060	3,775	3,196
American Funds Insurance Series — Asset Allocation Fund — Page 112 of 242

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Qatar (State of) 3.375% 2024[7]	$2,315	$2,464
Qatar (State of) 4.00% 2029[7]	745	848
Qatar (State of) 4.817% 2049[7]	750	967
Quebec (Province of) 2.375% 2022	5,057	5,093
Quebec (Province of) 2.75% 2027	9,000	9,726
Saudi Arabia (Kingdom of) 3.25% 2030[7]	1,750	1,877
Saudi Arabia (Kingdom of) 5.25% 2050[7]	1,000	1,296
United Mexican States 2.659% 2031	2,703	2,614
United Mexican States 3.771% 2061	1,528	1,360
		58,075
Federal agency bonds & notes 0.11%
Fannie Mae 1.875% 2026	13,000	13,554
Fannie Mae 0.875% 2030[9]	23,958	22,622
		36,176
Municipals 0.11% California 0.01%
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	495	495
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.293% 2042	1,170	1,170
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 3.00% 2046	2,795	2,795
		4,460
Connecticut 0.00%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	20	21
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-A-1, 4.00% 2044	15	15
		36
Florida 0.04%
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 1.705% 2027	5,335	5,424
Board of Administration Fin. Corp., Rev. Bonds, Series 2020-A, 2.154% 2030	5,365	5,427
		10,851
Guam 0.00%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 3.839% 2036	240	248
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2021-A, 4.46% 2043	315	327
		575
Illinois 0.02%
G.O. Bonds, Pension Funding, Series 2003, Assured Guaranty Municipal insured, 5.10% 2033	4,125	4,886
Maryland 0.00%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-E, 2.857% 2040	25	26
Minnesota 0.00%
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-A, 4.00% 2038	50	52
American Funds Insurance Series — Asset Allocation Fund — Page 113 of 242

unaudited
Bonds, notes & other debt instruments (continued) Municipals (continued) Nebraska 0.00%	Principal amount (000)	Value (000)
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	$15	$15
New York 0.02%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.187% 2026	2,865	2,862
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 1.748% 2028	4,745	4,763
		7,625
Ohio 0.02%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 2031	5,185	5,449
South Carolina 0.00%
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, Series 2014, AMT, 4.00% 2041	15	16
South Dakota 0.00%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-F, 4.00% 2034	5	5
Tennessee 0.00%
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	5	5
Total municipals		34,001
Total bonds, notes & other debt instruments (cost: $6,615,217,000)		6,792,015
Short-term securities 5.79% Money market investments 5.69%	Shares
Capital Group Central Cash Fund 0.06%[5,18]	18,095,629	1,809,744
Money market investments purchased with collateral from securities on loan 0.10%
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.03%[18,19]	13,458,943	13,459
Capital Group Central Cash Fund 0.06%[5,18,19]	117,099	11,711
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[18,19]	5,445,264	5,445
		30,615
Total short-term securities (cost: $1,840,016,000)		1,840,359
Total investment securities 103.28% (cost: $23,538,029,000)		32,819,354
Other assets less liabilities (3.28)%		(1,042,805)
Net assets 100.00%		$31,776,549
American Funds Insurance Series — Asset Allocation Fund — Page 114 of 242

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[20] (000)	Value at 9/30/2021[21] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	989	December 2021	$197,800	$217,634	$(120)
5 Year U.S. Treasury Note Futures	Short	2,948	December 2021	(294,800)	(361,844)	1,859
10 Year U.S. Treasury Note Futures	Short	1,762	December 2021	(176,200)	(231,896)	2,119
10 Year Ultra U.S. Treasury Note Futures	Short	3,314	December 2021	(331,400)	(481,358)	7,544
20 Year U.S. Treasury Bond Futures	Long	677	December 2021	67,700	107,791	(2,520)
30 Year Ultra U.S. Treasury Bond Futures	Short	121	December 2021	(12,100)	(23,119)	59
						$8,941
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2021 (000)
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	$92,820	$(2,197)	$(2,201)	$4
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized (depreciation) appreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)
Common stocks 0.50%
Health care 0.03%
NuCana PLC (ADR)[1]	$13,367	$—	$—	$—	$(5,686)	$7,681	$—
Consumer discretionary 0.47%
Kontoor Brands, Inc.	150,072	—	36,658	14,043	22,393	149,850	4,000
Total common stocks						157,531
Investment funds 5.29%
Capital Group Central Corporate Bond Fund	—	1,688,314	—	—	(6,780)	1,681,534	10,672
Short-term securities 5.73%
Money market investments 5.69%
Capital Group Central Cash Fund 0.06%[18]	2,273,691	3,054,058	3,517,993	(2)	(10)	1,809,744	1,247
Money market investments purchased with collateral from securities on loan 0.04%
Capital Group Central Cash Fund 0.06%[18,19]	—	11,711[22]				11,711	—[23]
Total short-term securities						1,821,455
Total 11.52%				$14,041	$9,917	$3,660,520	$15,919
American Funds Insurance Series — Asset Allocation Fund — Page 115 of 242

unaudited
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $1,210,004,000, which represented 3.81% of the net assets of the fund. This amount includes $1,116,553,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	All or a portion of this security was on loan. The total value of all such securities was $33,054,000, which represented .10% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[7]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,249,719,000, which represented 3.93% of the net assets of the fund.
[8]	Amount less than one thousand.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $12,775,000, which represented .04% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Step bond; coupon rate may change at a later date.
[12]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $15,429,000, which represented .05% of the net assets of the fund.
[13]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[14]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[15]	Scheduled interest and/or principal payment was not received.
[16]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[17]	Purchased on a TBA basis.
[18]	Rate represents the seven-day yield at 9/30/2021.
[19]	Security purchased with cash collateral from securities on loan.
[20]	Notional amount is calculated based on the number of contracts and notional contract size.
[21]	Value is calculated based on the notional amount and current market price.
[22]	Represents net activity.
[23]	Dividend income is included with securities lending income and is not shown in this table.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Carbon Health Technologies, Inc., convertible preferred shares, 1.00% 2024	7/9/2021	$50,000	$50,000.16%
Rotech Healthcare, Inc.	9/26/2013	6,949	19,887.06
Total private placement securities		$ 56,949	$ 69,887	.22%
Key to abbreviations and symbol
ADR = American Depositary Receipts
Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
CAD = Canadian dollars
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
DAC = Designated Activity Company
Dept. = Department
Dev. = Development
Fin. = Finance
G.O. = General Obligation
LIBOR = London Interbank Offered Rate
Ref. = Refunding
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — Asset Allocation Fund — Page 116 of 242

Global Balanced Fund
Investment portfolio
September 30, 2021
unaudited
Common stocks 59.82% Information technology 14.81%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Company, Ltd.[1]	635,000	$13,094
Microsoft Corp.	42,262	11,915
Broadcom, Inc.	17,235	8,358
ASML Holding NV1	10,149	7,487
Tokyo Electron, Ltd.[1]	10,200	4,496
PagSeguro Digital, Ltd., Class A2	80,837	4,181
MediaTek, Inc.[1]	126,000	4,061
Motorola Solutions, Inc.	10,111	2,349
Amadeus IT Group SA, Class A, non-registered shares[1,2]	31,986	2,101
Keyence Corp.[1]	3,300	1,977
Edenred SA1	31,981	1,723
Amphenol Corp., Class A	22,741	1,665
Visa, Inc., Class A	7,430	1,655
Murata Manufacturing Co., Ltd.[1]	15,400	1,371
		66,433
Health care 8.41%
AstraZeneca PLC[1]	48,118	5,793
UnitedHealth Group, Inc.	13,302	5,198
Pfizer, Inc.	112,650	4,845
Danaher Corp.	12,391	3,772
Thermo Fisher Scientific, Inc.	4,987	2,849
Humana, Inc.	7,314	2,846
Mettler-Toledo International, Inc.[2]	1,706	2,350
Coloplast A/S, Class B1	14,226	2,230
Merck & Co., Inc.	27,875	2,094
Carl Zeiss Meditec AG, non-registered shares[1]	8,205	1,577
Gilead Sciences, Inc.	20,770	1,451
Cigna Corp.	5,771	1,155
Novartis AG1	10,878	892
Bayer AG1	11,799	643
Organon & Co.[2]	1,695	56
		37,751
Financials 7.54%
JPMorgan Chase & Co.	50,104	8,202
Berkshire Hathaway, Inc., Class A2	13	5,348
Berkshire Hathaway, Inc., Class B2	1,080	295
Brookfield Asset Management, Inc., Class A (CAD denominated)	56,681	3,037
Aon PLC, Class A	9,816	2,805
Zurich Insurance Group AG1	5,754	2,346
Hong Kong Exchanges and Clearing, Ltd.[1]	35,100	2,130
BlackRock, Inc.	2,478	2,078
S&P Global, Inc.	4,851	2,061
AIA Group, Ltd.[1]	170,000	1,957
FinecoBank SpA[1,2]	74,087	1,343
American Funds Insurance Series — Global Balanced Fund — Page 117 of 242

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Legal & General Group PLC[1]	353,483	$1,335
B3 SA-Brasil, Bolsa, Balcao	378,089	885
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)	405	22
		33,844
Consumer discretionary 6.89%
Home Depot, Inc.	32,055	10,523
LVMH Moët Hennessy-Louis Vuitton SE1	6,018	4,303
Domino’s Pizza, Inc.	8,144	3,884
Darden Restaurants, Inc.	16,339	2,475
Amazon.com, Inc.[2]	741	2,434
Restaurant Brands International, Inc. (CAD denominated)	28,449	1,743
Booking Holdings, Inc.[2]	688	1,633
General Motors Company[2]	28,388	1,496
Industria de Diseño Textil, SA1	31,369	1,141
Stellantis NV1	46,646	893
Wynn Resorts, Ltd.[2]	4,407	374
		30,899
Consumer staples 6.60%
Nestlé SA1	69,683	8,384
Philip Morris International, Inc.	58,202	5,517
Altria Group, Inc.	68,647	3,125
Kweichow Moutai Co., Ltd., Class A1	10,100	2,862
Keurig Dr Pepper, Inc.	80,996	2,767
British American Tobacco PLC[1]	73,666	2,570
British American Tobacco PLC (ADR)	3,765	133
Ocado Group PLC[1,2]	74,702	1,662
Coca-Cola Europacific Partners PLC	16,971	938
Procter & Gamble Company	6,303	881
Budweiser Brewing Co. APAC, Ltd.[1]	308,000	775
		29,614
Industrials 5.03%
SITC International Holdings Co., Ltd.[1]	908,000	3,237
Airbus SE, non-registered shares[1,2]	21,438	2,815
Spirax-Sarco Engineering PLC[1]	10,495	2,109
SMC Corp.[1]	3,000	1,877
Lockheed Martin Corp.	5,317	1,835
Nidec Corp.[1]	14,600	1,620
BAE Systems PLC[1]	196,915	1,488
Watsco, Inc.	5,370	1,421
MTU Aero Engines AG1	6,065	1,371
CSX Corp.	39,883	1,186
Rockwell Automation	3,379	993
United Parcel Service, Inc., Class B	5,259	958
Boeing Company[2]	3,951	869
Union Pacific Corp.	4,116	807
		22,586
Communication services 2.72%
Alphabet, Inc., Class C2	1,410	3,758
SoftBank Corp.[1]	243,600	3,307
Verizon Communications, Inc.	48,561	2,623
American Funds Insurance Series — Global Balanced Fund — Page 118 of 242

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Nintendo Co., Ltd.[1]	3,700	$1,800
América Móvil, SAB de CV, Series L (ADR)	40,128	709
		12,197
Materials 2.68%
Croda International PLC[1]	25,720	2,937
Givaudan SA1	536	2,448
Vale SA, ordinary nominative shares	115,518	1,618
Koninklijke DSM NV1	7,200	1,439
LyondellBasell Industries NV	14,127	1,326
Akzo Nobel NV1	11,959	1,302
Rio Tinto PLC[1]	14,149	934
		12,004
Real estate 2.26%
Crown Castle International Corp. REIT	15,285	2,649
Equinix, Inc. REIT	2,831	2,237
American Tower Corp. REIT	6,426	1,706
Gaming and Leisure Properties, Inc. REIT	35,302	1,635
Longfor Group Holdings, Ltd.[1]	305,000	1,402
Shimao Group Holdings, Ltd.[1]	277,000	505
		10,134
Energy 2.24%
TC Energy Corp. (CAD denominated)	55,194	2,656
BP PLC[1]	521,229	2,361
Baker Hughes Co., Class A	71,050	1,757
Chevron Corp.	12,980	1,317
Pioneer Natural Resources Company	7,112	1,184
Petróleo Brasileiro SA (Petrobras), ordinary nominative shares (ADR)	75,775	784
		10,059
Utilities 0.64%
Enel SpA[1]	240,574	1,847
Brookfield Infrastructure Partners LP	18,431	1,037
		2,884
Total common stocks (cost: $172,650,000)		268,405
Preferred securities 0.32% Information technology 0.32%
Samsung Electronics Co., Ltd., nonvoting preferred shares[1]	24,713	1,446
Total preferred securities (cost: $1,260,000)		1,446
Convertible stocks 0.31% Utilities 0.31%
AES Corp., convertible preferred units, 6.875% 2024	14,300	1,379
Total convertible stocks (cost: $1,430,000)		1,379
American Funds Insurance Series — Global Balanced Fund — Page 119 of 242

unaudited
Bonds, notes & other debt instruments 30.32% Bonds & notes of governments & government agencies outside the U.S. 13.92%	Principal amount (000)	Value (000)
Abu Dhabi (Emirate of) 2.50% 2022[3]	$200	$204
Abu Dhabi (Emirate of) 0.75% 2023[3]	275	276
Agricultural Development Bank of China 3.75% 2029	CNY550	88
Agricultural Development Bank of China 2.96% 2030	4,350	656
Australia (Commonwealth of), Series 152, 2.75% 2028	A$710	570
Australia (Commonwealth of), Series 163, 1.00% 2031	660	455
Australia (Commonwealth of), Series 162, 1.75% 2051	230	144
Brazil (Federative Republic of) 6.00% 2024[4]	BRL3,082	591
Canada 2.25% 2025	C$1,400	1,159
Canada 0.25% 2026	570	435
Canada 2.25% 2029	1,265	1,068
China (People’s Republic of), Series 1916, 3.12% 2026	CNY6,650	1,048
China (People’s Republic of), Series INBK, 2.85% 2027	7,000	1,084
China (People’s Republic of), Series 1906, 3.29% 2029	5,500	875
China (People’s Republic of), Series 1910, 3.86% 2049	4,610	761
China (People’s Republic of), Series INBK, 3.39% 2050	300	45
China (People’s Republic of), Series INBK, 3.81% 2050	10,280	1,689
China Development Bank Corp., Series 2008, 2.89% 2025	3,240	500
China Development Bank Corp., Series 2004, 3.43% 2027	1,060	167
China Development Bank Corp., Series 1805, 4.04% 2028	8,230	1,332
China Development Bank Corp., Series 1805, 4.88% 2028	2,040	345
China Development Bank Corp., Series 1905, 3.48% 2029	8,080	1,266
Colombia (Republic of), Series B, 5.75% 2027	COP2,118,800	524
Czech Republic 0% 2024	CZK1,000	43
Czech Republic 1.25% 2025	13,000	579
French Republic O.A.T. 0% 2030	€1,320	1,521
French Republic O.A.T. 3.25% 2045	160	288
Germany (Federal Republic of) 0% 2025	742	882
Germany (Federal Republic of) 0.25% 2029	600	729
Germany (Federal Republic of) 0% 2030	589	700
Germany (Federal Republic of) 0% 2036	160	184
Germany (Federal Republic of) 0% 2050	540	577
Germany (Federal Republic of) 0% 2052	753	793
Greece (Hellenic Republic of) 3.375% 2025	300	389
Greece (Hellenic Republic of) 0% 2026	225	260
Greece (Hellenic Republic of) 3.75% 2028	280	395
Greece (Hellenic Republic of) 3.875% 2029	270	389
Hungary (Republic of) 2.125% 2031[3]	$460	454
Hungary (Republic of) 3.125% 2051[3]	200	197
India (Republic of) 5.15% 2025	INR28,000	374
Indonesia (Republic of), Series 78, 8.25% 2029	IDR4,301,000	339
Indonesia (Republic of), Series 82, 7.00% 2030	1,000,000	73
Indonesia (Republic of), Series 87, 6.50% 2031	2,010,000	142
Indonesia (Republic of), Series 74, 7.50% 2032	597,000	45
Indonesia (Republic of), Series 65, 6.625% 2033	1,493,000	105
Israel (State of) 2.875% 2024	€200	249
Israel (State of) 1.50% 2027	100	125
Italy (Republic of) 0.10% 2023[4]	791	952
Italy (Republic of) 0.95% 2027	246	296
Italy (Republic of) 0.25% 2028	820	940
Italy (Republic of) 1.35% 2030	660	807
Japan, Series 17, 0.10% 2023[4]	¥10,520	96
Japan, Series 19, 0.10% 2024[4]	30,540	280
Japan, Series 18, 0.10% 2024[4]	20,920	191
Japan, Series 145, 0.10% 2025	89,400	810
American Funds Insurance Series — Global Balanced Fund — Page 120 of 242

unaudited
Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Japan, Series 21, 0.10% 2026[4]	¥40,741	$374
Japan, Series 346, 0.10% 2027	173,250	1,572
Japan, Series 22, 0.10% 2027[4]	25,538	236
Japan, Series 23, 0.10% 2028[4]	66,715	616
Japan, Series 24, 0.10% 2029[4]	214,649	1,987
Japan, Series 360, 0.10% 2030	341,700	3,091
Japan, Series 363, 0.10% 2031	56,000	505
Japan, Series 152, 1.20% 2035	264,400	2,687
Japan, Series 42, 1.70% 2044	94,100	1,058
Japan, Series 37, 0.60% 2050	26,950	239
Japan, Series 70, 0.70% 2051	13,050	118
Malaysia (Federation of), Series 0119, 3.906% 2026	MYR1,380	345
Malaysia (Federation of), Series 0417, 3.899% 2027	600	149
Malaysia (Federation of), Series 0219, 3.885% 2029	520	129
Malaysia (Federation of), Series 0318, 4.642% 2033	400	103
Malaysia (Federation of), Series 0418, 4.893% 2038	2,800	734
Malaysia (Federation of), Series 0519, 3.757% 2040	1,650	377
Malaysia (Federation of), Series 0216, 4.736% 2046	409	104
Malaysia (Federation of), Series 0417, 4.895% 2047	55	14
Malaysia (Federation of), Series 0518, 4.921% 2048	278	73
Malaysia (Federation of), Series 0519, 4.638% 2049	378	92
Malaysia (Federation of), Series 0120, 4.065% 2050	389	90
Morocco (Kingdom of) 3.50% 2024	€100	126
Morocco (Kingdom of) 1.50% 2031	100	107
National Highways Authority of India 7.17% 2021	INR30,000	407
Netherlands (Kingdom of the) 5.50% 2028	€100	159
Norway (Kingdom of) 1.75% 2025	NKr4,500	523
Nova Scotia (Province of) 3.15% 2051	C$170	144
Peru (Republic of) 2.392% 2026	$90	92
Philippines (Republic of) 0.001% 2024	¥100,000	893
Philippines (Republic of) 0.25% 2025	€100	116
Philippines (Republic of) 1.648% 2031	$200	191
Poland (Republic of), Series 0725, 3.25% 2025	PLN1,800	487
Poland (Republic of), Series 1029, 2.75% 2029	410	109
Qatar (State of) 3.40% 2025[3]	$200	216
Romania 1.75% 2030	€210	238
Romania 3.624% 2030	517	675
Romania 2.00% 2032	100	113
Romania 2.00% 2033	540	598
Romania 3.50% 2034	65	83
Romania 3.875% 2035	145	189
Romania 3.375% 2038	80	96
Romania 4.625% 2049	39	53
Romania 3.375% 2050	73	83
Russian Federation 7.00% 2023	RUB16,600	228
Russian Federation 2.875% 2025	€200	254
Russian Federation 2.875% 2025	100	127
Russian Federation 4.25% 2027	$200	223
Russian Federation 4.375% 2029	200	227
Russian Federation 6.90% 2029	RUB28,250	383
Russian Federation 7.65% 2030	38,320	543
Russian Federation 5.90% 2031	5,620	71
Russian Federation 8.50% 2031	5,530	83
Russian Federation 7.70% 2033	23,030	327
Russian Federation 7.25% 2034	8,140	111
American Funds Insurance Series — Global Balanced Fund — Page 121 of 242

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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 2.894% 2022[3]	$200	$203
Serbia (Republic of) 3.125% 2027	€640	816
Serbia (Republic of) 3.125% 2027	125	159
Serbia (Republic of) 2.05% 2036	185	201
South Korea (Republic of), Series 2209, 2.00% 2022	KRW560,000	477
Spain (Kingdom of) 1.25% 2030	€480	603
Spain (Kingdom of) 0.50% 2031	325	378
Tunisia (Republic of) 6.75% 2023	150	152
Ukraine 6.75% 2026	150	189
Ukraine 6.876% 2029[3]	$250	254
United Kingdom 1.75% 2022	£280	383
United Kingdom 2.75% 2024	50	72
United Kingdom 0.125% 2026	620	820
United Kingdom 0.375% 2030	730	933
United Kingdom 4.75% 2030	460	827
United Kingdom 4.25% 2032	280	498
United Kingdom 0.875% 2033	230	302
United Kingdom 3.25% 2044	250	457
United Kingdom 0.625% 2050	95	105
United Kingdom 1.25% 2051	114	148
United Mexican States, Series M, 7.50% 2027	MXN20,240	997
United Mexican States, Series M20, 8.50% 2029	11,500	597
United Mexican States, Series M, 7.75% 2031	5,000	249
United Mexican States, Series M, 8.00% 2047	4,000	196
		62,470
U.S. Treasury bonds & notes 10.68% U.S. Treasury 10.61%
U.S. Treasury 0.125% 2022	$6,822	6,822
U.S. Treasury 0.125% 2022	510	510
U.S. Treasury 1.875% 2022	700	704
U.S. Treasury 0.125% 2023	516	516
U.S. Treasury 0.25% 2025	1,704	1,670
U.S. Treasury 0.375% 2025	8,782	8,616
U.S. Treasury 0.625% 2026	500	492
U.S. Treasury 0.75% 2026	2,075	2,061
U.S. Treasury 0.875% 2026	454	453
U.S. Treasury 2.25% 2027	300	319
U.S. Treasury 2.875% 2028	1,275	1,407
U.S. Treasury 2.875% 2028	700	774
U.S. Treasury 0.625% 2030	2,640	2,465
U.S. Treasury 0.625% 2030	650	605
U.S. Treasury 0.875% 2030[5]	11,863	11,263
U.S. Treasury 1.625% 2031	375	380
U.S. Treasury 1.875% 2041	1,345	1,315
U.S. Treasury 2.25% 2041	525	546
U.S. Treasury 2.875% 2046	400	463
U.S. Treasury 1.25% 2050	140	114
U.S. Treasury 1.375% 2050[5]	6,249	5,271
U.S. Treasury 2.00% 2051	350	344
U.S. Treasury 2.375% 2051	490	523
		47,633
American Funds Insurance Series — Global Balanced Fund — Page 122 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities 0.07%	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 1.00% 2049[4]	$228	$305
Total U.S. Treasury bonds & notes		47,938
Corporate bonds, notes & loans 4.67% Financials 1.43%
ACE INA Holdings, Inc. 2.875% 2022	10	10
ACE INA Holdings, Inc. 3.35% 2026	10	11
ACE INA Holdings, Inc. 4.35% 2045	20	25
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[6]	€100	126
Bank of America Corp. 0.976% 2025 (USD-SOFR + 0.69% on 4/22/2024)[6]	$200	201
Bank of America Corp. 1.319% 2026 (USD-SOFR + 1.15% on 6/19/2025)[6]	500	500
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[6]	160	161
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[6]	236	256
Bank of America Corp. 2.496% 2031 (3-month USD-LIBOR + 0.99% on 2/13/2030)[6]	20	20
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[6]	103	103
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[6]	175	186
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[6]	310	308
Commonwealth Bank of Australia 2.688% 2031[3]	225	224
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[6]	130	133
Goldman Sachs Group, Inc. 3.50% 2025	207	223
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[6]	130	132
Goldman Sachs Group, Inc. 1.00% 2033[3]	€210	244
Goldman Sachs Group, Inc. 4.017% 2038 (3-month USD-LIBOR + 1.373% on 10/31/2037)[6]	$78	90
Groupe BPCE SA 0.64% 2022	¥100,000	900
Groupe BPCE SA 5.70% 2023[3]	$200	219
Groupe BPCE SA 1.00% 2025	€100	120
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[6]	$200	221
JPMorgan Chase & Co. 3.25% 2022	28	29
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[6]	186	186
JPMorgan Chase & Co. 4.493% 2031 (USD-SOFR + 3.79% on 3/24/2030)[6]	160	187
Morgan Stanley 0.985% 2026 (USD-SOFR + 0.72% on 12/10/2025)[6]	200	197
Morgan Stanley 3.125% 2026	110	118
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[6]	126	126
Morgan Stanley 2.699% 2031 (USD-SOFR + 1.143% on 1/22/2030)[6]	72	74
New York Life Insurance Company 3.75% 2050[3]	23	26
PNC Financial Services Group, Inc. 2.854% 2022[6]	100	103
Rabobank Nederland 3.875% 2023	€100	124
Royal Bank of Canada 1.20% 2026	$175	174
Skandinaviska Enskilda Banken AB 2.80% 2022	250	253
Wells Fargo & Company 2.393% 2028 (USD-SOFR + 2.10% on 6/2/2027)[6]	400	413
		6,423
Utilities 0.84%
Berkshire Hathaway Energy Company 3.70% 2030	25	28
Berkshire Hathaway Energy Company 1.65% 2031	175	168
CMS Energy Corp. 3.00% 2026	150	160
Duke Energy Carolinas, LLC 3.05% 2023	280	290
Duke Energy Progress, LLC 3.70% 2028	75	84
Edison International 4.125% 2028	160	171
Enel Finance International SA 3.50% 2028[3]	200	219
Enersis Américas SA 4.00% 2026	35	38
Exelon Corp. 3.40% 2026	150	162
Exelon Corp., junior subordinated, 3.497% 2022[6]	25	25
FirstEnergy Corp. 3.50% 2028[3]	35	38
American Funds Insurance Series — Global Balanced Fund — Page 123 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Interstate Power and Light Co. 2.30% 2030	$50	$50
NextEra Energy Capital Holdings, Inc. 2.75% 2029	234	245
NextEra Energy Capital Holdings, Inc. 2.25% 2030	478	481
Niagara Mohawk Power Corp. 3.508% 2024[3]	85	91
Pacific Gas and Electric Co. 2.95% 2026	25	26
Pacific Gas and Electric Co. 2.10% 2027	100	98
Pacific Gas and Electric Co. 3.00% 2028	140	143
Pacific Gas and Electric Co. 4.65% 2028	114	125
Pacific Gas and Electric Co. 4.55% 2030	31	33
Pacific Gas and Electric Co. 2.50% 2031	600	571
Pacific Gas and Electric Co. 3.25% 2031	50	50
Pacific Gas and Electric Co. 3.50% 2050	137	125
State Grid Overseas Investment, Ltd. 1.25% 2022	€100	117
Xcel Energy, Inc. 3.35% 2026	$216	234
		3,772
Communication services 0.57%
AT&T, Inc. 2.75% 2031	375	386
AT&T, Inc. 2.55% 2033	64	63
Comcast Corp. 0% 2026	€100	115
Comcast Corp. 0.25% 2029	100	114
Deutsche Telekom International Finance BV 9.25% 2032	$45	74
France Télécom 9.00% 2031[6]	65	101
KT Corp. 0.22% 2022	¥100,000	898
T-Mobile US, Inc. 2.05% 2028	$200	202
Verizon Communications, Inc. 0.375% 2029	€140	161
Verizon Communications, Inc. 2.55% 2031	$325	329
Verizon Communications, Inc. 0.75% 2032	€100	115
		2,558
Energy 0.50%
Canadian Natural Resources, Ltd. 2.95% 2030	$161	167
Enbridge, Inc. 4.25% 2026	70	79
Enbridge, Inc. 3.70% 2027	45	50
Enbridge, Inc. 3.40% 2051	39	39
Energy Transfer Operating LP 5.00% 2050	315	364
Halliburton Company 3.80% 2025	3	3
MPLX LP 2.65% 2030	75	75
MPLX LP 5.50% 2049	215	273
ONEOK, Inc. 4.45% 2049	255	286
Petróleos Mexicanos 7.19% 2024	MXN3,363	156
Petróleos Mexicanos 7.47% 2026	5,330	232
Qatar Petroleum 3.125% 2041[3]	$270	270
SA Global Sukuk, Ltd. 2.694% 2031[3]	200	202
Statoil ASA 3.70% 2024	50	54
		2,250
Consumer discretionary 0.32%
Amazon.com, Inc. 2.80% 2024	45	48
Amazon.com, Inc. 1.20% 2027	50	50
Amazon.com, Inc. 2.50% 2050	305	286
Bayerische Motoren Werke AG 3.90% 2025[3]	70	76
Bayerische Motoren Werke AG 4.15% 2030[3]	70	81
General Motors Financial Co. 2.40% 2028	150	151
American Funds Insurance Series — Global Balanced Fund — Page 124 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 3.25% 2022[3]	$65	$67
Hyundai Capital America 1.50% 2026[3]	250	247
Hyundai Capital America 2.375% 2027[3]	109	111
Hyundai Capital Services, Inc. 3.75% 2023[3]	250	260
Toyota Motor Credit Corp. 3.375% 2030	33	37
		1,414
Consumer staples 0.29%
Altria Group, Inc. 1.00% 2023	€110	129
Altria Group, Inc. 2.20% 2027	270	337
Anheuser-Busch InBev NV 4.00% 2028	$100	113
Anheuser-Busch InBev NV 4.75% 2029	220	259
British American Tobacco PLC 3.215% 2026	62	66
British American Tobacco PLC 3.557% 2027	105	113
British American Tobacco PLC 3.462% 2029	75	79
Keurig Dr Pepper, Inc. 4.597% 2028	175	204
		1,300
Health care 0.28%
Aetna, Inc. 2.80% 2023	10	10
Amgen, Inc. 1.90% 2025	40	41
Amgen, Inc. 2.20% 2027	30	31
AstraZeneca Finance LLC 2.25% 2031	9	9
AstraZeneca PLC 3.50% 2023	150	159
AstraZeneca PLC 3.00% 2051	36	37
Becton, Dickinson and Company 3.734% 2024	10	11
Becton, Dickinson and Company 3.70% 2027	43	48
Becton, Dickinson and Company 2.823% 2030	28	29
Cigna Corp. 4.125% 2025	80	89
EMD Finance LLC 3.25% 2025[3]	250	267
Medtronic, Inc. 3.50% 2025	31	34
Stryker Corp. 0.75% 2029	€210	248
Takeda Pharmaceutical Company, Ltd. 2.25% 2026	100	128
Thermo Fisher Scientific, Inc. 4.133% 2025	$84	92
		1,233
Real estate 0.19%
American Campus Communities, Inc. 3.75% 2023	100	104
American Campus Communities, Inc. 4.125% 2024	90	98
American Tower Corp. 0.875% 2029	€250	292
Equinix, Inc. 2.15% 2030	$197	193
Essex Portfolio LP 3.50% 2025	120	129
Essex Portfolio LP 3.375% 2026	40	43
		859
Information technology 0.13%
Broadcom, Inc. 3.15% 2025	17	18
Broadcom, Inc. 4.15% 2030	70	77
Broadcom, Inc. 3.419% 2033[3]	53	55
Microsoft Corp. 2.40% 2026	187	199
Oracle Corp. 2.65% 2026	216	228
		577
American Funds Insurance Series — Global Balanced Fund — Page 125 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials 0.10%		Principal amount (000)	Value (000)
Carrier Global Corp. 2.242% 2025		$36	$37
Carrier Global Corp. 2.493% 2027		30	31
CSX Corp. 3.80% 2050		6	7
CSX Corp. 2.50% 2051		75	68
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[3]		101	119
United Technologies Corp. 4.125% 2028		170	194
			456
Materials 0.02%
Vale Overseas, Ltd. 3.75% 2030		94	98
Total corporate bonds, notes & loans			20,940
Mortgage-backed obligations 0.99% Other mortgage-backed securities 0.76%
Korea Housing Finance Corp. 2.00% 2021[3,7]		250	250
Nordea Kredit 0.50% 2040[7]		DKr1,741	255
Nykredit Realkredit AS, Series 01E, 1.50% 2037[7]		608	97
Nykredit Realkredit AS, Series 01E, 0.50% 2040[7]		7,763	1,136
Nykredit Realkredit AS, Series 01E, 1.50% 2040[7]		1,536	245
Nykredit Realkredit AS, Series 01E, 0.50% 2043[7]		8,468	1,225
Nykredit Realkredit AS, Series 01E, 0.50% 2050[7]		1,429	201
			3,409
Federal agency mortgage-backed obligations 0.23%
Government National Mortgage Assn. Pool #MA5986 4.00% 2049[7]		$9	10
Uniform Mortgage-Backed Security 2.50% 2051[7,8]		990	1,019
			1,029
Total mortgage-backed obligations			4,438
Municipals 0.04% Ohio 0.02%
Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048		100	103
Texas 0.02%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052		80	82
Total municipals			185
Asset-backed obligations 0.02%
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[3,7,9]		81	81
Total bonds, notes & other debt instruments (cost: $136,460,000)			136,052
Short-term securities 9.23% Money market investments 7.06%		Shares
Capital Group Central Cash Fund 0.06%[10,11]		316,700	31,673
U.S. Treasury bills 2.00%	Weighted average yield at acquisition	Principal amount (000)
U.S. Treasury 4/21/2022	0.047%	$9,000	8,998
American Funds Insurance Series — Global Balanced Fund — Page 126 of 242

unaudited
Short-term securities (continued) Bills & notes of governments & government agencies outside the U.S. 0.17%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egyptian Treasury 10/19/2021	11.994%	EGP1,700	$107
Egyptian Treasury 10/26/2021	12.115	8,600	543
Egyptian Treasury 1/4/2022	12.011	1,700	105
			755
Total short-term securities (cost: $41,425,000)			41,426
Total investment securities 100.00% (cost: $353,225,000)			448,708
Other assets less liabilities (0.00)%[12]			(9)
Net assets 100.00%			$448,699
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[13] (000)	Value at 9/30/2021[14] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Short	5	December 2021	$(500)	$(614)	$1
10 Year Euro-Bund Futures	Short	1	December 2021	€(100)	(197)	3
10 Year Italy Government Bond Futures	Short	7	December 2021	(700)	(1,232)	20
10 Year U.S. Treasury Note Futures	Short	2	December 2021	$(200)	(263)	4
10 Year Ultra U.S. Treasury Note Futures	Short	22	December 2021	(2,200)	(3,195)	59
20 Year U.S. Treasury Bond Futures	Long	2	December 2021	200	318	(8)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	December 2021	200	382	(12)
						$67
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD520	PLN2,000	Morgan Stanley	10/12/2021	$17
EUR434	PLN1,970	Citibank	10/12/2021	8
CAD10	USD8	BNP Paribas	10/12/2021	—[15]
EUR544	CZK13,830	Bank of America	10/12/2021	(2)
PLN2,000	USD525	UBS AG	10/12/2021	(22)
USD593	MXN11,865	Morgan Stanley	10/13/2021	20
USD543	CZK11,700	UBS AG	10/13/2021	9
USD376	AUD510	Goldman Sachs	10/13/2021	7
USD146	NZD204	Morgan Stanley	10/13/2021	5
USD580	ILS1,860	Bank of America	10/13/2021	3
CZK11,700	EUR460	UBS AG	10/13/2021	2
CNH1,300	USD201	HSBC Bank	10/13/2021	—[15]
EUR1,538	DKK11,440	Citibank	10/13/2021	—[15]
GBP200	EUR234	UBS AG	10/13/2021	(2)
JPY15,300	USD139	HSBC Bank	10/13/2021	(2)
JPY156,380	USD1,424	JPMorgan Chase	10/13/2021	(19)
JPY166,400	USD1,523	BNP Paribas	10/13/2021	(27)
EUR454	NOK4,630	Citibank	10/18/2021	(3)
AUD340	USD249	Morgan Stanley	10/18/2021	(4)
American Funds Insurance Series — Global Balanced Fund — Page 127 of 242

unaudited
Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
EUR540	USD639	JPMorgan Chase	10/18/2021	$(13)
JPY139,700	USD1,276	Citibank	10/18/2021	(20)
USD993	GBP720	JPMorgan Chase	10/20/2021	23
CAD110	USD87	BNP Paribas	10/20/2021	—[15]
SEK1,830	USD212	HSBC Bank	10/20/2021	(3)
EUR1,016	USD1,195	Goldman Sachs	10/20/2021	(17)
USD617	BRL3,300	Citibank	10/25/2021	14
USD265	MXN5,320	Goldman Sachs	10/25/2021	8
USD421	INR31,100	BNP Paribas	10/25/2021	3
USD102	AUD140	Bank of America	10/25/2021	—[15]
GBP390	USD545	Morgan Stanley	11/3/2021	(19)
KRW1,421,430	USD1,210	BNP Paribas	11/5/2021	(11)
GBP360	USD496	HSBC Bank	11/22/2021	(11)
JPY11,900	USD108	Bank of New York Mellon	11/24/2021	(1)
JPY14,200	USD129	Bank of New York Mellon	11/24/2021	(1)
JPY56,270	USD513	Morgan Stanley	12/16/2021	(8)
				$(66)
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
1.2475%	3-month NZD-BBR-FRA	8/20/2023	NZ$375	$(1)	$—	$(1)
1.234974%	3-month NZD-BBR-FRA	8/20/2023	3,197	(6)	—	(6)
1.2375%	3-month NZD-BBR-FRA	8/26/2023	1,178	(2)	—	(2)
1.264%	3-month NZD-BBR-FRA	8/27/2023	2,945	(5)	—	(5)
1.26%	3-month NZD-BBR-FRA	8/30/2023	486	(1)	—	(1)
1.28%	3-month NZD-BBR-FRA	8/31/2023	486	(1)	—	(1)
1.3%	3-month NZD-BBR-FRA	9/3/2023	533	(1)	—	(1)
3-month USD-LIBOR	0.3302%	9/21/2023	$643	1	—	1
1.4975%	3-month NZD-BBR-FRA	9/21/2023	NZ$1,001	1	—	1
1.445%	3-month NZD-BBR-FRA	9/28/2023	1,000	—[15]	—	—[15]
3-month USD-LIBOR	0.3792%	9/28/2023	$697	—[15]	—	—[15]
3-month USD-LIBOR	0.3842%	9/29/2023	697	—[15]	—	—[15]
1.4475%	3-month NZD-BBR-FRA	9/29/2023	NZ$1,019	—[15]	—	—[15]
1.4475%	3-month NZD-BBR-FRA	9/30/2023	1,024	1	—	1
3-month USD-LIBOR	0.3975%	9/30/2023	$708	—[15]	—	—[15]
0.3653%	3-month USD-LIBOR	3/5/2024	1,230	(4)	—	(4)
(0.4545)%	6-month EURIBOR	4/1/2024	€3,500	(7)	—	(7)
6.14%	28-day MXN-TIIE	6/8/2026	MXN2,600	(5)	—	(5)
6.115%	28-day MXN-TIIE	6/8/2026	2,600	(5)	—	(5)
6.12%	28-day MXN-TIIE	6/8/2026	4,000	(7)	—	(7)
6.13%	28-day MXN-TIIE	6/8/2026	9,200	(16)	—	(16)
6.16%	28-day MXN-TIIE	6/9/2026	5,200	(9)	—	(9)
6.15%	28-day MXN-TIIE	6/9/2026	5,300	(9)	—	(9)
6.195%	28-day MXN-TIIE	6/10/2026	2,700	(4)	—	(4)
6.23%	28-day MXN-TIIE	6/10/2026	2,700	(4)	—	(4)
American Funds Insurance Series — Global Balanced Fund — Page 128 of 242

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
6.36%	28-day MXN-TIIE	6/12/2026	MXN2,300	$(3)	$—	$(3)
6.585%	28-day MXN-TIIE	6/25/2026	2,600	(2)	—	(2)
6.59%	28-day MXN-TIIE	6/25/2026	2,000	(2)	—	(2)
6.64%	28-day MXN-TIIE	6/25/2026	3,200	(3)	—	(3)
6.633%	28-day MXN-TIIE	6/25/2026	8,900	(7)	—	(7)
6.6175%	28-day MXN-TIIE	6/25/2026	8,600	(7)	—	(7)
6.58%	28-day MXN-TIIE	6/25/2026	11,300	(10)	—	(10)
3-month USD-LIBOR	1.4822%	3/5/2031	$450	1	—	1
6-month EURIBOR	0.5092%	4/1/2051	€370	(1)	—	(1)
					$—	$(118)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized depreciation at 9/30/2021 (000)
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	$1,410	$(33)	$(33)	$—[15]
ITRAX.EUR.IG.36	1.00%/Quarterly	12/20/2026	1,210	(37)	(36)	(1)
					$(69)	$(1)
Investments in affiliates11

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 7.06%
Money market investments 7.06%
Capital Group Central Cash Fund 0.06%[10]	$24,329	$122,410	$115,067	$—[15]	$1	$31,673	$16
[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $115,391,000, which represented 25.72% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,951,000, which represented 1.10% of the net assets of the fund.
[4]	Index-linked bond whose principal amount moves with a government price index.
[5]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $378,000, which represented .08% of the net assets of the fund.
[6]	Step bond; coupon rate may change at a later date.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[10]	Rate represents the seven-day yield at 9/30/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Amount less than .01%.
[13]	Notional amount is calculated based on the number of contracts and notional contract size.
[14]	Value is calculated based on the notional amount and current market price.
[15]	Amount less than one thousand.
American Funds Insurance Series — Global Balanced Fund — Page 129 of 242

unaudited
Key to abbreviations and symbols
ADR = American Depositary Receipts	JPY/¥ = Japanese yen
AUD/A$ = Australian dollars	KRW = South Korean won
BBR = Bank Base Rate	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	MYR = Malaysian ringgits
CNH/CNY = Chinese yuan renminbi	NOK/NKr = Norwegian kroner
COP = Colombian pesos	NZD/NZ$ = New Zealand dollars
CZK = Czech korunas	PLN = Polish zloty
DKK/DKr = Danish kroner	Ref. = Refunding
EUR/€ = Euros	Rev. = Revenue
EURIBOR = Euro Interbank Offered Rate	RUB = Russian rubles
FRA = Forward Rate Agreement	SEK = Swedish kronor
GBP/£ = British pounds	SOFR = Secured Overnight Financing Rate
IDR = Indonesian rupiah	TBA = To-be-announced
ILS = Israeli shekels	TIIE = Equilibrium Interbank Interest Rate
INR = Indian rupees	USD/$ = U.S. dollars
American Funds Insurance Series — Global Balanced Fund — Page 130 of 242

The Bond Fund of America®
(formerly Bond Fund)
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 98.05% U.S. Treasury bonds & notes 44.94% U.S. Treasury 37.80%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2023	$39,035	$38,975
U.S. Treasury 0.125% 2023	28,515	28,441
U.S. Treasury 0.25% 2024	250,000	249,157
U.S. Treasury 0.25% 2024	155,500	154,636
U.S. Treasury 0.375% 2024	712,000	711,365
U.S. Treasury 0.375% 2024	77,000	76,791
U.S. Treasury 0.375% 2024	47,205	47,005
U.S. Treasury 0.375% 2024	26,455	26,363
U.S. Treasury 2.125% 2024	72,100	75,531
U.S. Treasury 2.125% 2024[1]	72,100	75,426
U.S. Treasury 0.375% 2025	200,000	196,018
U.S. Treasury 2.875% 2025[1]	96,200	103,945
U.S. Treasury 2.875% 2025	72,100	77,711
U.S. Treasury 0.375% 2026	40,000	39,146
U.S. Treasury 0.75% 2026	454,705	451,279
U.S. Treasury 0.75% 2026	87,865	87,132
U.S. Treasury 0.75% 2026	26,766	26,483
U.S. Treasury 1.375% 2026[1]	75,000	76,450
U.S. Treasury 0.50% 2027	165,625	160,296
U.S. Treasury 0.50% 2027	144,150	138,779
U.S. Treasury 2.25% 2027[1]	120,200	127,840
U.S. Treasury 2.25% 2027[1]	72,100	76,611
U.S. Treasury 6.125% 2027	24,000	31,083
U.S. Treasury 1.25% 2028	79,480	79,385
U.S. Treasury 1.25% 2028	35,156	35,085
U.S. Treasury 2.875% 2028	72,100	79,670
U.S. Treasury 1.25% 2031[1]	508,918	496,638
U.S. Treasury 1.125% 2040[1]	124,213	107,337
U.S. Treasury 1.375% 2040	40,000	35,918
U.S. Treasury 1.75% 2041	49,231	47,031
U.S. Treasury 1.875% 2041	75,500	73,830
U.S. Treasury 3.00% 2049[1]	150,000	179,284
U.S. Treasury 1.25% 2050	21,285	17,405
U.S. Treasury 1.375% 2050	32,062	27,046
U.S. Treasury 2.00% 2051	41,920	41,154
U.S. Treasury 2.375% 2051[1]	644,805	687,731
		4,983,977
U.S. Treasury inflation-protected securities 7.14%
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	55,252	56,614
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	53,579	54,350
U.S. Treasury Inflation-Protected Security 0.125% 2023[2]	192,396	198,990
U.S. Treasury Inflation-Protected Security 0.625% 2023[2]	78,714	82,392
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	25,672	27,456
U.S. Treasury Inflation-Protected Security 0.125% 2024[2]	3,334	3,558
American Funds Insurance Series — The Bond Fund of America — Page 131 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2026[2]	$183,983	$199,214
U.S. Treasury Inflation-Protected Security 0.375% 2027[1,2]	83,690	93,013
U.S. Treasury Inflation-Protected Security 0.50% 2028[1,2]	82,995	92,872
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	28,323	31,192
U.S. Treasury Inflation-Protected Security 0.125% 2031[2]	18,513	20,319
U.S. Treasury Inflation-Protected Security 0.25% 2050[2]	5,415	6,097
U.S. Treasury Inflation-Protected Security 0.125% 2051[2]	68,363	74,882
		940,949
Total U.S. Treasury bonds & notes		5,924,926
Corporate bonds, notes & loans 31.53% Financials 6.90%
ACE INA Holdings, Inc. 2.875% 2022	3,625	3,709
ACE INA Holdings, Inc. 3.35% 2026	2,025	2,210
ACE INA Holdings, Inc. 4.35% 2045	2,220	2,795
AerCap Holdings NV 6.50% 2025	1,798	2,086
Ally Financial, Inc. 5.125% 2024	1,500	1,681
Ally Financial, Inc. 8.00% 2031	8,479	12,051
Ally Financial, Inc. 8.00% 2031	7,070	10,206
American International Group, Inc. 4.20% 2028	9,875	11,260
Arthur J. Gallagher & Co. 3.50% 2051	1,073	1,151
Banco Santander, SA 1.722% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 9/14/2026)[3]	1,400	1,394
Bank of America Corp. 1.658% 2027 (USD-SOFR + 0.91% on 3/11/2026)[3]	981	987
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[3]	7,460	7,496
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	10,129	10,985
Bank of America Corp. 2.087% 2029 (USD-SOFR + 1.06% on 6/14/2028)[3]	682	681
Bank of America Corp. 1.922% 2031 (USD-SOFR + 1.37% on 10/24/2030)[3]	21,177	20,388
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[3]	49,520	48,847
Bank of America Corp. 2.687% 2032 (USD-SOFR + 1.32% on 4/22/2031)[3]	10,318	10,513
Bank of America Corp. 2.972% 2052 (USD-SOFR + 1.56% on 7/21/2051)[3]	1,546	1,516
Bank of China, Ltd. (Hong Kong Branch) 3.875% 2025	236	257
Bank of China, Ltd. (Hong Kong Branch) 4.00% 2028	200	221
Bank of Nova Scotia 1.35% 2026	3,345	3,349
Berkshire Hathaway Finance Corp. 4.20% 2048	8,720	10,583
BNP Paribas 3.80% 2024[4]	18,775	20,024
BNP Paribas 2.819% 2025 (3-month USD-LIBOR + 1.111% on 11/19/2024)[3,4]	2,875	3,012
BNP Paribas 3.375% 2025[4]	6,425	6,853
BNP Paribas 2.219% 2026 (USD-SOFR + 2.074% on 6/9/2025)[3,4]	12,000	12,321
BNP Paribas 1.323% 2027 (USD-SOFR + 1.004% on 1/13/2026)[3,4]	8,425	8,287
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[3,4]	3,375	3,346
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[3,4]	3,475	3,551
CIT Group, Inc. 3.929% 2024 (USD-SOFR + 3.827% on 6/19/2023)[3]	5,410	5,668
CIT Group, Inc. 4.75% 2024	2,066	2,208
Citigroup, Inc. 4.60% 2026	1,800	2,034
Citigroup, Inc. 1.462% 2027 (USD-SOFR + 0.67% on 6/9/2026)[3]	8,740	8,694
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[3,4]	4,450	4,537
Crédit Agricole SA 1.247% 2027 (USD-SOFR + 0.892% on 1/26/2026)[3,4]	3,400	3,353
Credit Suisse Group AG 2.997% 2023 (3-month USD-LIBOR + 1.20% on 12/14/2022)[3,4]	12,000	12,327
Credit Suisse Group AG 3.80% 2023	12,925	13,622
Credit Suisse Group AG 4.207% 2024 (3-month USD-LIBOR + 1.24% on 6/12/2023)[3,4]	500	528
Credit Suisse Group AG 2.593% 2025 (USD-SOFR + 1.56% on 9/11/2024)[3,4]	850	881
Credit Suisse Group AG 2.193% 2026 (USD-SOFR + 2.044% on 6/5/2025)[3,4]	5,750	5,860
American Funds Insurance Series — The Bond Fund of America — Page 132 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Credit Suisse Group AG 1.305% 2027 (USD-SOFR + 0.98% on 2/2/2026)[3,4]	$10,950	$10,712
Credit Suisse Group AG 4.194% 2031 (USD-SOFR + 3.73% on 4/1/2030)[3,4]	3,096	3,470
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[3,4]	7,369	7,541
Danske Bank AS 1.549% 2027[4]	2,990	2,968
Deutsche Bank AG 4.25% 2021	525	526
Deutsche Bank AG 3.30% 2022	2,695	2,781
Deutsche Bank AG 5.00% 2022	2,675	2,719
Deutsche Bank AG 3.95% 2023	6,350	6,638
Deutsche Bank AG 0.898% 2024	2,500	2,498
Deutsche Bank AG 2.222% 2024 (USD-SOFR + 2.159% on 9/18/2023)[3]	10,475	10,740
Deutsche Bank AG 3.70% 2024	4,950	5,274
Deutsche Bank AG 3.70% 2024	2,750	2,931
Deutsche Bank AG 3.961% 2025 (USD-SOFR + 2.581% on 11/26/2024)[3]	8,586	9,290
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[3]	42,264	42,950
Deutsche Bank AG 4.10% 2026	7,305	8,010
Deutsche Bank AG 4.10% 2026	857	938
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[3]	2,900	3,097
Deutsche Bank AG 3.035% 2032 (USD-SOFR + 1.718% on 5/28/2031)[3]	2,100	2,132
Deutsche Bank AG 3.729% 2032 (USD-SOFR + 2.757% on 1/14/2031)[3]	4,000	4,133
DNB Bank ASA 1.535% 2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.72% on 5/25/2026)[3,4]	1,200	1,201
GE Capital Funding, LLC 4.05% 2027	5,078	5,704
GE Capital Funding, LLC 4.40% 2030	10,000	11,593
Goldman Sachs Group, Inc. 5.75% 2022	4,800	4,882
Goldman Sachs Group, Inc. 1.431% 2027 (USD-SOFR + 0.795% on 3/9/2026)[3]	3,030	3,023
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[3]	13,275	13,230
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	9,600	10,632
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[3]	19,697	19,515
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[3]	7,605	7,702
Goldman Sachs Group, Inc. 2.908% 2042 (USD-SOFR + 1.40% on 7/21/2041)[3]	3,160	3,120
Goldman Sachs Group, Inc. 5.30% junior subordinated perpetual bonds (3-month USD-LIBOR + 3.834% on 11/10/2026)[3]	1,750	1,934
Groupe BPCE SA 2.75% 2023[4]	6,875	7,089
Groupe BPCE SA 5.70% 2023[4]	28,166	30,889
Groupe BPCE SA 5.15% 2024[4]	5,481	6,059
Groupe BPCE SA 1.652% 2026 (USD-SOFR + 1.52% on 10/6/2025)[3,4]	6,350	6,360
Hartford Financial Services Group, Inc. 2.90% 2051	713	689
HSBC Holdings PLC 2.206% 2029 (USD-SOFR + 1.285% on 8/17/2028)[3]	2,628	2,609
HSBC Holdings PLC 4.583% 2029 (3-month USD-LIBOR + 1.535% on 6/19/2028)[3]	9,525	10,820
HSBC Holdings PLC 2.804% 2032 (USD-SOFR + 1.187% on 5/24/2031)[3]	6,490	6,582
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[5]	397	345
Huarong Finance 2017 Co., Ltd. 4.25% 2027	6,335	5,828
Huarong Finance 2017 Co., Ltd. 4.75% 2027	669	632
Huarong Finance II Co., Ltd. 5.00% 2025	480	469
Huarong Finance II Co., Ltd. 5.50% 2025	6,669	6,619
Huarong Finance II Co., Ltd. 4.625% 2026	200	192
Huarong Finance II Co., Ltd. 4.875% 2026	2,106	2,040
Intesa Sanpaolo SpA 3.375% 2023[4]	10,035	10,382
Intesa Sanpaolo SpA 3.25% 2024[4]	770	813
Intesa Sanpaolo SpA 5.017% 2024[4]	68,143	73,595
Intesa Sanpaolo SpA 5.71% 2026[4]	15,400	17,286
Intesa Sanpaolo SpA 3.875% 2027[4]	6,250	6,775
Intesa Sanpaolo SpA 3.875% 2028[4]	1,986	2,133
JPMorgan Chase & Co. 0.969% 2025 (USD-SOFR + 0.58% on 6/23/2024)[3]	5,870	5,879
American Funds Insurance Series — The Bond Fund of America — Page 133 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 1.47% 2027 (USD-SOFR + 0.765% on 9/22/2026)[3]	$5,965	$5,929
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[3]	1,832	1,837
JPMorgan Chase & Co. 2.069% 2029 (USD-SOFR + 1.015% on 6/1/2028)[3]	2,453	2,460
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	9,600	10,450
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	11,980	13,636
JPMorgan Chase & Co. 2.522% 2031 (USD-SOFR + 2.04% on 4/22/2030)[3]	1,766	1,803
JPMorgan Chase & Co. 2.58% 2032 (USD-SOFR + 1.25% on 4/22/2031)[3]	4,802	4,872
Lloyds Banking Group PLC 2.438% 2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/5/2025)[3]	2,675	2,776
Lloyds Banking Group PLC 4.375% 2028	8,825	10,045
MetLife Capital Trust IV, junior subordinated, 7.875% 2067 (3-month USD-LIBOR + 3.96% on 12/1/2037)[3,4]	1,405	1,956
MetLife, Inc. 3.60% 2025	3,490	3,821
Mitsubishi UFJ Financial Group, Inc. 1.538% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/20/2026)[3]	6,200	6,197
Mizuho Financial Group, Inc. 1.554% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.75% on 7/9/2026)[3]	4,615	4,607
Morgan Stanley 0.791% 2025 (USD-SOFR + 0.509% on 1/22/2024)[3]	3,065	3,066
Morgan Stanley 2.72% 2025 (USD-SOFR + 1.152% on 7/22/2024)[3]	2,300	2,411
Morgan Stanley 1.512% 2027 (USD-SOFR + 0.858% on 7/20/2026)[3]	3,065	3,052
Morgan Stanley 2.239% 2032 (USD-SOFR + 1.178% on 7/21/2031)[3]	33,694	33,135
MSCI, Inc. 3.25% 2033[4]	2,750	2,785
OneMain Holdings, Inc. 7.125% 2026	250	290
PNC Financial Services Group, Inc. 2.854% 2022[3]	5,850	6,016
PNC Funding Corp. 3.30% 2022	8,700	8,794
Rede D’Or Finance SARL 4.50% 2030[4]	1,572	1,568
Santander Holdings USA, Inc. 3.50% 2024	8,325	8,846
Synchrony Financial 2.85% 2022	5,400	5,499
Synchrony Financial 4.375% 2024	3,640	3,929
Toronto-Dominion Bank 2.00% 2031	3,510	3,452
Travelers Companies, Inc. 2.55% 2050	768	736
UBS Group AG 1.49% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026)[3,4]	4,000	3,956
UniCredit SpA 3.75% 2022[4]	2,545	2,587
UniCredit SpA 6.572% 2022[4]	11,295	11,479
UniCredit SpA 4.625% 2027[4]	1,395	1,565
UniCredit SpA 5.861% 2032 (5-year USD-ICE Swap + 3.703% on 6/19/2027)[3,4]	16,130	17,952
Wells Fargo & Company 2.406% 2025 (3-month USD-LIBOR + 0.825% on 10/30/2024)[3]	20,480	21,336
		910,284
Energy 4.89%
Antero Resources Corp. 5.375% 2030[4]	280	295
Apache Corp. 4.625% 2025	645	694
Apache Corp. 4.25% 2030	2,465	2,661
Apache Corp. 5.35% 2049	800	890
BP Capital Markets PLC 3.00% 2050	8,284	7,981
Canadian Natural Resources, Ltd. 2.05% 2025	754	772
Canadian Natural Resources, Ltd. 3.85% 2027	1,151	1,260
Canadian Natural Resources, Ltd. 2.95% 2030	1,113	1,154
Cenovus Energy, Inc. 5.375% 2025	2,763	3,148
Cenovus Energy, Inc. 4.25% 2027	13,897	15,456
Cenovus Energy, Inc. 2.65% 2032	884	868
Cenovus Energy, Inc. 5.25% 2037	770	919
Cenovus Energy, Inc. 5.40% 2047	15,180	18,656
Cheniere Energy Partners LP 3.25% 2032[4]	1,761	1,769
American Funds Insurance Series — The Bond Fund of America — Page 134 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Cheniere Energy, Inc. 7.00% 2024	$410	$464
Cheniere Energy, Inc. 5.125% 2027	16,000	18,509
Cheniere Energy, Inc. 3.70% 2029	7,369	8,001
Chevron Corp. 2.355% 2022	4,800	4,892
Columbia Pipeline Partners LP 5.80% 2045	1,410	1,928
ConocoPhillips 4.30% 2028[4]	3,973	4,578
DCP Midstream Operating LP 4.95% 2022	500	504
Devon Energy Corp. 4.50% 2030[4]	5,197	5,667
Diamondback Energy, Inc. 4.40% 2051	2,600	2,954
DT Midstream, Inc. 4.125% 2029[4]	555	563
Enbridge Energy Partners LP 5.875% 2025	7,700	8,985
Enbridge Energy Partners LP 7.375% 2045	13,911	22,052
Enbridge, Inc. 4.00% 2023	1,500	1,589
Enbridge, Inc. 3.40% 2051	1,980	1,999
Energy Transfer Operating LP 5.875% 2024	294	323
Energy Transfer Operating LP 2.90% 2025	4,402	4,616
Energy Transfer Operating LP 3.75% 2030	7,707	8,333
Energy Transfer Operating LP 5.00% 2050	19,853	22,946
Energy Transfer Partners LP 4.20% 2023	2,860	3,039
Energy Transfer Partners LP 4.50% 2024	4,915	5,317
Energy Transfer Partners LP 4.75% 2026	1,506	1,684
Energy Transfer Partners LP 4.20% 2027	45	50
Energy Transfer Partners LP 4.95% 2028	4,559	5,234
Energy Transfer Partners LP 5.25% 2029	1,275	1,496
Energy Transfer Partners LP 6.125% 2045	11,780	15,013
Energy Transfer Partners LP 5.30% 2047	10,459	12,274
Energy Transfer Partners LP 6.00% 2048	1,868	2,374
Energy Transfer Partners LP 6.25% 2049	1,775	2,336
Energy Transfer Partners LP 6.25% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.028% on 2/15/2023)[3]	7,850	7,043
Energy Transfer Partners LP 6.625% junior subordinated perpetual bonds (3-month USD-LIBOR + 4.155% on 2/15/2028)[3]	500	488
Enterprise Products Operating LLC 3.20% 2052	3,031	2,940
Enterprise Products Operating LLC 3.30% 2053	1,320	1,290
EQT Corp. 3.00% 2022	6,700	6,826
EQT Corp. 7.50% 2030[3]	7,500	9,663
Equinor ASA 3.625% 2028	4,928	5,498
Equinor ASA 3.125% 2030	20,000	21,770
Equinor ASA 3.25% 2049	5,687	6,034
Exxon Mobil Corp. 3.043% 2026	4,625	4,994
Kinder Morgan Energy Partners LP 6.50% 2037	900	1,221
Kinder Morgan Energy Partners LP 5.50% 2044	700	872
Kinder Morgan, Inc. 5.30% 2034	760	939
Kinder Morgan, Inc. 3.60% 2051	555	562
MPLX LP 1.75% 2026	5,557	5,595
MPLX LP 4.00% 2028	4,665	5,155
MPLX LP 2.65% 2030	2,404	2,414
MPLX LP 5.50% 2049	8,081	10,262
Odebrecht Drilling Norbe 6.35% PIK and 1.00% Cash 2026[4,6]	39	22
Odebrecht Drilling Norbe 0% perpetual bonds[4]	1,150	10
Oleoducto Central SA 4.00% 2027[4]	1,715	1,769
Oleoducto Central SA 4.00% 2027	350	361
ONEOK, Inc. 2.20% 2025	193	197
ONEOK, Inc. 5.85% 2026	896	1,052
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
ONEOK, Inc. 4.55% 2028	$1,610	$1,828
ONEOK, Inc. 3.10% 2030	540	564
ONEOK, Inc. 6.35% 2031	2,794	3,581
ONEOK, Inc. 5.20% 2048	10,168	12,333
ONEOK, Inc. 4.45% 2049	440	493
ONEOK, Inc. 4.50% 2050	1,266	1,407
ONEOK, Inc. 7.15% 2051	3,275	4,754
Petróleos Mexicanos 6.875% 2025[4]	3,663	4,016
Petróleos Mexicanos 6.875% 2025	1,337	1,466
Petróleos Mexicanos 6.875% 2026	43,810	47,702
Petróleos Mexicanos 6.50% 2027	29,533	31,231
Petróleos Mexicanos 6.50% 2029	969	997
Petróleos Mexicanos 6.84% 2030	15,824	16,365
Petróleos Mexicanos 6.75% 2047	161	141
Petróleos Mexicanos 6.35% 2048	232	196
Pioneer Natural Resources Company 1.90% 2030	3,175	3,040
Plains All American Pipeline LP 3.80% 2030	590	630
Qatar Petroleum 1.375% 2026[4]	16,725	16,622
Qatar Petroleum 2.25% 2031[4]	18,400	18,249
Qatar Petroleum 3.125% 2041[4]	7,310	7,320
Qatar Petroleum 3.30% 2051[4]	2,185	2,211
SA Global Sukuk, Ltd. 0.946% 2024[4]	9,410	9,330
SA Global Sukuk, Ltd. 1.602% 2026[4]	26,160	26,029
SA Global Sukuk, Ltd. 2.694% 2031[4]	4,680	4,729
Sabine Pass Liquefaction, LLC 6.25% 2022	2,300	2,326
Sabine Pass Liquefaction, LLC 5.625% 2023[3]	1,000	1,063
Sabine Pass Liquefaction, LLC 5.75% 2024	8,000	8,912
Sabine Pass Liquefaction, LLC 5.625% 2025	10,000	11,354
Sabine Pass Liquefaction, LLC 5.875% 2026	15,700	18,486
Saudi Arabian Oil Co. 2.875% 2024[4]	4,885	5,097
Shell International Finance BV 3.875% 2028	9,410	10,709
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	3,743	3,915
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	3,419	3,588
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029[4]	1,183	1,237
Sinopec Group Overseas Development (2018), Ltd. 2.95% 2029	460	483
Southwestern Energy Co. 6.45% 2025[3]	495	546
Suncor Energy, Inc. 3.75% 2051	715	768
Sunoco Logistics Operating Partners LP 5.40% 2047	6,190	7,388
Targa Resources Partners LP 5.375% 2027	175	182
Total Capital Canada, Ltd. 2.75% 2023	2,140	2,233
Total Capital International 3.455% 2029	885	979
TransCanada PipeLines, Ltd. 4.25% 2028	11,275	12,845
TransCanada PipeLines, Ltd. 4.10% 2030	4,776	5,421
Western Midstream Operating, LP 4.35% 2025[3]	2,782	2,939
Western Midstream Operating, LP 5.30% 2030[3]	2,202	2,436
Western Midstream Operating, LP 6.50% 2050[3]	3,079	3,629
Williams Partners LP 4.50% 2023	500	536
Williams Partners LP 4.30% 2024	595	639
Williams Partners LP 5.10% 2045	225	279
		644,444
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities 4.23%	Principal amount (000)	Value (000)
Abu Dhabi National Energy Company PJSC (TAQA) 4.375% 2025[4]	$10,500	$11,681
AEP Texas, Inc. 3.45% 2051	1,475	1,527
Alfa Desarrollo SpA 4.55% 2051[4]	1,005	982
Ameren Corp. 4.50% 2049	2,875	3,672
Berkshire Hathaway Energy Company 4.50% 2045	5,895	7,164
Comisión Federal de Electricidad 3.348% 2031[4]	6,000	5,908
Comisión Federal de Electricidad 3.875% 2033[4]	1,340	1,322
Comisión Federal de Electricidad 4.677% 2051[4]	6,050	5,805
Connecticut Light and Power Co. 2.05% 2031	1,775	1,773
Consolidated Edison Company of New York, Inc. 2.40% 2031	5,922	5,995
Consumers Energy Co. 4.05% 2048	8,270	9,841
Consumers Energy Co. 3.75% 2050	5,625	6,499
Dominion Energy, Inc. 2.25% 2031	3,925	3,916
Duke Energy Corp. 3.75% 2024	3,826	4,084
Duke Energy Florida, LLC 3.40% 2046	6,445	6,900
Duke Energy Progress, Inc. 2.00% 2031	1,775	1,745
Duke Energy Progress, Inc. 2.90% 2051	650	639
Duke Energy Progress, LLC 3.70% 2028	3,750	4,185
Edison International 3.125% 2022	2,900	2,974
Edison International 3.55% 2024	6,850	7,266
Edison International 4.95% 2025	175	193
Edison International 5.75% 2027	3,181	3,665
Edison International 4.125% 2028	3,644	3,889
Emera US Finance LP 0.833% 2024[4]	600	598
Emera US Finance LP 2.639% 2031[4]	4,400	4,414
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[3]	1,950	2,322
Enel Società per Azioni 8.75% 2073 (USD Semi Annual 30/360 (vs. 3-month USD-LIBOR) + 5.88% on 9/24/2023)[3,4]	1,000	1,141
ENN Clean Energy International Investment, Ltd. 3.375% 2026[4]	1,310	1,321
Entergy Louisiana, LLC 4.20% 2048	6,325	7,589
Eversource Energy 2.75% 2022	527	532
Eversource Energy 3.80% 2023	5,000	5,331
Exelon Corp. 3.40% 2026	1,570	1,701
FirstEnergy Corp. 3.35% 2022[3]	13,398	13,573
FirstEnergy Corp. 1.60% 2026	20,066	19,894
FirstEnergy Corp. 4.40% 2027[3]	12,178	13,370
FirstEnergy Corp. 3.50% 2028[4]	2,400	2,577
FirstEnergy Corp. 4.10% 2028[4]	425	477
FirstEnergy Corp. 2.25% 2030	13,707	13,251
FirstEnergy Corp. 2.65% 2030	12,524	12,493
FirstEnergy Transmission LLC 2.866% 2028[4]	4,000	4,179
Georgia Power Co. 3.70% 2050	275	294
Interchile SA 4.50% 2056[4]	465	486
IPALCO Enterprises, Inc. 3.70% 2024	200	214
Jersey Central Power & Light Co. 2.75% 2032[4]	525	538
MidAmerican Energy Holdings Co. 2.70% 2052	1,053	1,014
Mississippi Power Co. 4.25% 2042	5,020	5,917
Monongahela Power Co. 3.55% 2027[4]	1,700	1,863
NextEra Energy Capital Holdings, Inc. 1.90% 2028	3,575	3,579
Pacific Gas and Electric Co. 1.75% 2022	13,000	12,981
Pacific Gas and Electric Co. 1.367% 2023	11,550	11,512
Pacific Gas and Electric Co. 3.25% 2023	5,615	5,770
Pacific Gas and Electric Co. 3.40% 2024	2,000	2,076
Pacific Gas and Electric Co. 2.95% 2026	10,850	11,146
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Pacific Gas and Electric Co. 3.15% 2026	$27,543	$28,474
Pacific Gas and Electric Co. 3.30% 2027	12,289	12,657
Pacific Gas and Electric Co. 3.30% 2027	5,850	6,077
Pacific Gas and Electric Co. 3.75% 2028	13,075	13,690
Pacific Gas and Electric Co. 4.65% 2028	7,900	8,645
Pacific Gas and Electric Co. 4.55% 2030	35,299	38,197
Pacific Gas and Electric Co. 2.50% 2031	19,695	18,761
Pacific Gas and Electric Co. 3.25% 2031	1,300	1,297
Pacific Gas and Electric Co. 3.30% 2040	8,898	8,224
Pacific Gas and Electric Co. 3.75% 2042	9,466	8,594
Pacific Gas and Electric Co. 4.75% 2044	336	343
Pacific Gas and Electric Co. 3.50% 2050	6,836	6,231
Progress Energy, Inc. 7.75% 2031	1,820	2,564
Public Service Electric and Gas Co. 3.20% 2029	6,000	6,550
Public Service Electric and Gas Co. 1.90% 2031	775	763
Puget Energy, Inc. 5.625% 2022	8,004	8,218
Puget Energy, Inc. 3.65% 2025	300	321
San Diego Gas & Electric Co. 3.32% 2050	1,350	1,431
San Diego Gas & Electric Co. 2.95% 2051	6,200	6,153
Southern California Edison Co. 2.85% 2029	8,200	8,516
Southern California Edison Co. 4.20% 2029	11,000	12,339
Southern California Edison Co. 2.50% 2031	5,149	5,173
Southern California Edison Co. 5.35% 2035	6,450	8,053
Southern California Edison Co. 5.75% 2035	4,549	5,801
Southern California Edison Co. 5.625% 2036	7,051	8,904
Southern California Edison Co. 5.55% 2037	3,844	4,725
Southern California Edison Co. 5.95% 2038	4,467	5,798
Southern California Edison Co. 5.50% 2040	606	762
Southern California Edison Co. 4.00% 2047	9,402	10,100
Southern California Edison Co. 4.125% 2048	9,008	9,833
Southern California Edison Co. 4.875% 2049	916	1,096
Southern California Edison Co. 3.65% 2050	8,626	8,829
Southern California Edison Co. 3.65% 2051	6,978	7,178
Southern California Edison Co., Series C, 3.60% 2045	2,717	2,753
Southwestern Electric Power Co. 1.65% 2026	3,550	3,577
Union Electric Co. 2.15% 2032	3,175	3,150
Wisconsin Power and Light Co. 1.95% 2031	525	517
Wisconsin Power and Light Co. 3.65% 2050	1,075	1,223
Xcel Energy, Inc. 3.30% 2025	5,650	6,033
Xcel Energy, Inc. 2.60% 2029	2,925	3,027
		558,355
Consumer discretionary 3.86%
Allied Universal Holdco LLC 4.625% 2028[4]	335	335
Amazon.com, Inc. 1.65% 2028	6,855	6,914
Amazon.com, Inc. 2.10% 2031	7,155	7,252
Amazon.com, Inc. 2.875% 2041	1,480	1,529
Amazon.com, Inc. 3.10% 2051	9,380	9,825
Amazon.com, Inc. 3.25% 2061	4,100	4,371
Atlas LuxCo 4 SARL 4.625% 2028[4]	255	254
Bayerische Motoren Werke AG 1.25% 2026[4]	100	100
Bayerische Motoren Werke AG 1.95% 2031[4]	620	607
Carnival Corp. 11.50% 2023[4]	1,529	1,709
DaimlerChrysler North America Holding Corp. 1.75% 2023[4]	8,000	8,147
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 3.35% 2023[4]	$2,000	$2,079
Ford Motor Credit Company LLC 5.125% 2025	3,870	4,209
Ford Motor Credit Company LLC 3.815% 2027	3,790	3,937
Ford Motor Credit Company LLC 4.125% 2027	39,080	41,493
Ford Motor Credit Company LLC 4.271% 2027	18,542	19,755
Ford Motor Credit Company LLC 5.113% 2029	4,205	4,704
General Motors Company 5.40% 2023	421	459
General Motors Company 4.35% 2025	11,358	12,476
General Motors Company 6.125% 2025	28,743	33,690
General Motors Company 6.80% 2027	1,030	1,287
General Motors Company 5.40% 2048	7,200	8,943
General Motors Financial Co. 3.55% 2022	3,703	3,792
General Motors Financial Co. 3.25% 2023	964	994
General Motors Financial Co. 3.70% 2023	2,076	2,167
General Motors Financial Co. 1.05% 2024	4,200	4,219
General Motors Financial Co. 3.50% 2024	9,945	10,647
General Motors Financial Co. 3.95% 2024	3,969	4,243
General Motors Financial Co. 5.10% 2024	1,081	1,180
General Motors Financial Co. 2.75% 2025	3,819	3,994
General Motors Financial Co. 2.90% 2025	1,032	1,083
General Motors Financial Co. 1.25% 2026	5,450	5,383
General Motors Financial Co. 2.70% 2027	6,079	6,320
General Motors Financial Co. 2.40% 2028	13,909	14,039
General Motors Financial Co. 3.60% 2030	465	499
General Motors Financial Co. 2.35% 2031	6,075	5,955
General Motors Financial Co. 2.70% 2031	6,075	6,061
Home Depot, Inc. 2.95% 2029	6,081	6,567
Home Depot, Inc. 4.50% 2048	1,915	2,460
Hyundai Capital America 2.85% 2022[4]	4,118	4,217
Hyundai Capital America 3.00% 2022[4]	4,500	4,578
Hyundai Capital America 3.25% 2022[4]	1,521	1,560
Hyundai Capital America 3.95% 2022[4]	8,000	8,091
Hyundai Capital America 1.25% 2023[4]	3,150	3,178
Hyundai Capital America 2.375% 2023[4]	9,977	10,199
Hyundai Capital America 0.875% 2024[4]	2,780	2,766
Hyundai Capital America 1.00% 2024[4]	2,750	2,741
Hyundai Capital America 3.40% 2024[4]	8,180	8,675
Hyundai Capital America 1.80% 2025[4]	12,714	12,844
Hyundai Capital America 2.65% 2025[4]	13,054	13,566
Hyundai Capital America 1.30% 2026[4]	6,000	5,906
Hyundai Capital America 1.50% 2026[4]	3,500	3,464
Hyundai Capital America 1.65% 2026[4]	7,275	7,213
Hyundai Capital America 2.375% 2027[4]	6,264	6,353
Hyundai Capital America 3.00% 2027[4]	10,408	10,955
Hyundai Capital America 1.80% 2028[4]	6,000	5,876
Hyundai Capital America 2.00% 2028[4]	5,900	5,800
Hyundai Capital America 2.10% 2028[4]	4,400	4,340
Hyundai Capital Services, Inc. 1.25% 2026[4]	3,695	3,641
Limited Brands, Inc. 6.875% 2035	740	930
Marriott International, Inc. 5.75% 2025	330	378
Marriott International, Inc. 3.125% 2026	410	439
Marriott International, Inc. 2.75% 2033	850	832
McDonald’s Corp. 2.125% 2030	2,482	2,507
McDonald’s Corp. 4.45% 2047	3,535	4,318
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.625% 2049	$2,938	$3,209
Meituan Dianping 3.05% 2030[4]	3,200	2,970
MGM Resorts International 7.75% 2022	2,000	2,057
NIKE, Inc. 3.25% 2040	6,171	6,761
NIKE, Inc. 3.875% 2045	1,560	1,854
Nissan Motor Co., Ltd. 2.60% 2022[4]	1,415	1,441
Nissan Motor Co., Ltd. 3.043% 2023[4]	240	250
Nissan Motor Co., Ltd. 3.522% 2025[4]	800	851
Nissan Motor Co., Ltd. 2.00% 2026[4]	12,000	12,034
Nissan Motor Co., Ltd. 4.345% 2027[4]	1,790	1,968
Nissan Motor Co., Ltd. 2.75% 2028[4]	11,200	11,330
Nissan Motor Co., Ltd. 4.81% 2030[4]	17,533	19,730
Sands China, Ltd. 2.30% 2027[4]	770	746
Starbucks Corp. 3.75% 2047	3,785	4,130
Starbucks Corp. 3.35% 2050	7,680	8,000
Stellantis Finance US, Inc. 1.711% 2027[4]	3,500	3,491
Stellantis Finance US, Inc. 2.691% 2031[4]	3,025	2,998
Toyota Motor Credit Corp. 3.375% 2030	6,664	7,395
Volkswagen Group of America Finance, LLC 4.00% 2021[4]	4,510	4,528
Volkswagen Group of America Finance, LLC 4.25% 2023[4]	15,000	16,091
Volkswagen Group of America Finance, LLC 2.85% 2024[4]	2,996	3,151
Volkswagen Group of America Finance, LLC 1.25% 2025[4]	1,150	1,145
Volkswagen Group of America Finance, LLC 3.35% 2025[4]	2,636	2,819
Wynn Resorts, Ltd. 5.125% 2029[4]	410	414
		508,408
Health care 3.47%
Abbott Laboratories 3.75% 2026	2,244	2,519
Abbott Laboratories 4.75% 2036	4,565	5,814
AbbVie, Inc. 3.20% 2022	9,600	9,852
AbbVie, Inc. 3.20% 2029	23,754	25,610
Amgen, Inc. 2.45% 2030	10,000	10,220
Anthem, Inc. 2.375% 2025	1,534	1,599
AstraZeneca Finance LLC 1.75% 2028	1,429	1,438
AstraZeneca Finance LLC 2.25% 2031	2,087	2,121
AstraZeneca PLC 4.00% 2029	5,920	6,768
AstraZeneca PLC 3.00% 2051	1,437	1,485
Bausch Health Companies, Inc. 4.875% 2028[4]	830	861
Bayer US Finance II LLC 3.875% 2023[4]	8,783	9,348
Bayer US Finance II LLC 4.25% 2025[4]	17,570	19,431
Boston Scientific Corp. 3.375% 2022	350	357
Boston Scientific Corp. 3.85% 2025	255	279
Centene Corp. 4.25% 2027	14,860	15,572
Centene Corp. 2.45% 2028	12,410	12,487
Centene Corp. 4.625% 2029	14,945	16,306
Centene Corp. 3.375% 2030	15,718	16,292
Centene Corp. 2.50% 2031	8,550	8,443
Centene Corp. 2.625% 2031	2,510	2,496
Cigna Corp. 4.375% 2028	7,090	8,200
EMD Finance LLC 2.95% 2022[4]	2,100	2,117
GlaxoSmithKline PLC 3.375% 2023	16,800	17,640
Kaiser Foundation Hospitals 2.81% 2041	910	922
Laboratory Corporation of America Holdings 1.55% 2026	1,210	1,213
Laboratory Corporation of America Holdings 2.70% 2031	805	824
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corporation of America Holdings 4.70% 2045	$4,160	$5,100
Novartis Capital Corp. 1.75% 2025	2,361	2,427
Novartis Capital Corp. 2.20% 2030	5,446	5,587
Shire PLC 3.20% 2026	15,100	16,297
Teva Pharmaceutical Finance Co. BV 2.80% 2023	16,420	16,343
Teva Pharmaceutical Finance Co. BV 7.125% 2025	45,000	49,275
Teva Pharmaceutical Finance Co. BV 3.15% 2026	68,853	66,013
Teva Pharmaceutical Finance Co. BV 6.75% 2028	26,824	30,680
Teva Pharmaceutical Finance Co. BV 4.10% 2046	46,666	40,314
Thermo Fisher Scientific, Inc. 1.75% 2028	398	397
Thermo Fisher Scientific, Inc. 2.00% 2031	1,235	1,209
Thermo Fisher Scientific, Inc. 2.80% 2041	689	688
UnitedHealth Group, Inc. 3.35% 2022	4,385	4,490
UnitedHealth Group, Inc. 3.75% 2025	5,410	5,962
UnitedHealth Group, Inc. 2.30% 2031	1,626	1,660
UnitedHealth Group, Inc. 3.05% 2041	1,300	1,345
UnitedHealth Group, Inc. 3.25% 2051	1,887	1,999
Zimmer Holdings, Inc. 3.15% 2022	7,845	7,919
		457,919
Industrials 2.66%
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 1.75% 2026	2,841	2,813
Aeropuerto International de Tocume SA 4.00% 2041[4]	730	752
Aeropuerto International de Tocume SA 5.125% 2061[4]	565	594
Air Lease Corp. 0.80% 2024	3,175	3,157
Air Lease Corp. 2.875% 2026	11,453	11,973
Air Lease Corp. 2.10% 2028	2,450	2,381
Avolon Holdings Funding, Ltd. 3.625% 2022[4]	2,810	2,852
Avolon Holdings Funding, Ltd. 3.95% 2024[4]	12,514	13,292
Avolon Holdings Funding, Ltd. 2.125% 2026[4]	8,333	8,252
Avolon Holdings Funding, Ltd. 4.25% 2026[4]	3,302	3,553
Avolon Holdings Funding, Ltd. 2.528% 2027[4]	2,142	2,108
Avolon Holdings Funding, Ltd. 3.25% 2027[4]	8,000	8,255
BNSF Funding Trust I, junior subordinated, 6.613% 2055 (3-month USD-LIBOR + 2.35% on 1/15/2026)[3]	1,680	1,919
Boeing Company 4.508% 2023	11,358	12,002
Boeing Company 1.95% 2024	5,646	5,780
Boeing Company 2.80% 2024	500	520
Boeing Company 4.875% 2025	34,682	38,614
Boeing Company 2.196% 2026	16,571	16,697
Boeing Company 2.75% 2026	16,588	17,287
Boeing Company 3.10% 2026	649	686
Boeing Company 2.70% 2027	6,473	6,703
Boeing Company 5.04% 2027	15,716	18,088
Boeing Company 3.25% 2028	11,379	12,027
Boeing Company 3.25% 2028	1,925	2,017
Boeing Company 5.15% 2030	42,874	50,347
Boeing Company 3.625% 2031	1,602	1,716
Boeing Company 3.90% 2049	1,411	1,455
Boeing Company 5.805% 2050	4,122	5,504
Carrier Global Corp. 3.377% 2040	15,000	15,760
General Dynamics Corp. 3.625% 2030	675	756
General Electric Capital Corp. 3.373% 2025	4,615	5,005
General Electric Capital Corp. 4.418% 2035	3,700	4,444
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
General Electric Co. 3.45% 2027	$1,523	$1,671
General Electric Co. 3.625% 2030	675	751
Mexico City Airport Trust 5.50% 2046	1,959	1,991
Mexico City Airport Trust 5.50% 2047	5,909	6,047
Mexico City Airport Trust 5.50% 2047[4]	1,132	1,158
Northrop Grumman Corp. 3.25% 2028	10,845	11,742
Raytheon Technologies Corp. 1.90% 2031	3,087	2,998
Raytheon Technologies Corp. 2.82% 2051	665	631
Summit Digitel Infrastructure Private, Ltd. 2.875% 2031[4]	2,550	2,453
Triton Container International, Ltd. 1.15% 2024[4]	1,609	1,607
Triton Container International, Ltd. 3.15% 2031[4]	2,482	2,508
Union Pacific Corp. 2.15% 2027	2,213	2,298
Union Pacific Corp. 2.40% 2030	4,454	4,578
Union Pacific Corp. 2.375% 2031	5,554	5,694
Union Pacific Corp. 3.25% 2050	7,000	7,360
Union Pacific Corp. 2.95% 2052	1,201	1,195
United Rentals, Inc. 5.50% 2027	5,000	5,254
United Technologies Corp. 3.125% 2027	4,551	4,949
United Technologies Corp. 4.125% 2028	4,974	5,665
Vinci SA 3.75% 2029[4]	2,000	2,235
		350,094
Communication services 2.34%
AT&T, Inc. 0.90% 2024	13,000	13,021
AT&T, Inc. 1.70% 2026	19,000	19,240
AT&T, Inc. 1.65% 2028	4,700	4,666
AT&T, Inc. 4.30% 2030	15,940	18,302
AT&T, Inc. 2.55% 2033	15,003	14,774
AT&T, Inc. 3.30% 2052	1,200	1,165
AT&T, Inc. 3.50% 2053	22,365	22,179
AT&T, Inc. 3.55% 2055	2,175	2,149
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	4,800	5,004
CCO Holdings LLC and CCO Holdings Capital Corp. 2.25% 2029	2,970	2,969
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	5,642	5,659
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[4]	3,875	3,844
CCO Holdings LLC and CCO Holdings Capital Corp. 5.75% 2048	5,000	6,327
CenturyLink, Inc. 4.00% 2027[4]	21,434	21,928
Comcast Corp. 3.15% 2028	7,200	7,821
Comcast Corp. 2.65% 2030	7,500	7,829
Comcast Corp. 4.00% 2048	5,000	5,728
Embarq Corp. 7.995% 2036	1,475	1,584
SBA Tower Trust 1.631% 2026[4]	6,741	6,732
Sirius XM Radio, Inc. 4.00% 2028[4]	675	687
Tencent Holdings, Ltd. 2.39% 2030[4]	10,000	9,838
T-Mobile US, Inc. 3.50% 2025	3,275	3,529
T-Mobile US, Inc. 2.25% 2026[4]	1,954	1,978
T-Mobile US, Inc. 2.25% 2026	434	439
T-Mobile US, Inc. 2.625% 2026	9,691	9,921
T-Mobile US, Inc. 3.75% 2027	5,000	5,512
T-Mobile US, Inc. 2.625% 2029	3,117	3,154
T-Mobile US, Inc. 3.875% 2030	4,500	4,971
T-Mobile US, Inc. 2.875% 2031	7,913	7,990
T-Mobile US, Inc. 3.50% 2031	9,000	9,503
T-Mobile US, Inc. 3.50% 2031[4]	629	664
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
T-Mobile US, Inc. 3.00% 2041	$2,100	$2,035
T-Mobile US, Inc. 3.40% 2052[4]	12,280	12,001
Verizon Communications, Inc. 2.10% 2028	8,975	9,118
Verizon Communications, Inc. 4.329% 2028	1,539	1,771
Verizon Communications, Inc. 1.75% 2031	3,300	3,139
Verizon Communications, Inc. 2.55% 2031	8,375	8,484
Verizon Communications, Inc. 2.355% 2032[4]	4,743	4,693
Verizon Communications, Inc. 3.40% 2041	2,050	2,143
Verizon Communications, Inc. 2.875% 2050	3,000	2,801
Verizon Communications, Inc. 3.55% 2051	1,975	2,085
Vodafone Group PLC 4.375% 2028	10,000	11,492
Vodafone Group PLC 4.25% 2050	3,050	3,521
Walt Disney Company 2.65% 2031	15,000	15,671
		308,061
Consumer staples 1.50%
7-Eleven, Inc. 1.80% 2031[4]	5,013	4,777
Altria Group, Inc. 4.40% 2026	4,585	5,152
Altria Group, Inc. 4.50% 2043	1,585	1,685
Altria Group, Inc. 5.95% 2049	9,039	11,464
Anheuser-Busch InBev NV 4.75% 2029	7,500	8,837
Anheuser-Busch InBev NV 5.55% 2049	5,000	6,783
Anheuser-Busch InBev NV 4.50% 2050	1,355	1,621
British American Tobacco International Finance PLC 3.95% 2025[4]	16,879	18,339
British American Tobacco International Finance PLC 1.668% 2026	4,070	4,074
British American Tobacco PLC 3.557% 2027	10,991	11,849
British American Tobacco PLC 2.259% 2028	4,348	4,318
British American Tobacco PLC 4.39% 2037	1,500	1,613
British American Tobacco PLC 4.54% 2047	12,786	13,267
British American Tobacco PLC 4.758% 2049	23,659	25,620
Conagra Brands, Inc. 5.30% 2038	436	555
Conagra Brands, Inc. 5.40% 2048	57	76
Constellation Brands, Inc. 3.50% 2027	7,500	8,236
Constellation Brands, Inc. 2.875% 2030	620	646
Constellation Brands, Inc. 2.25% 2031	1,487	1,464
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,335	2,404
JBS Investments GMBH II 7.00% 2026[4]	3,868	4,049
JBS Investments GMBH II 7.00% 2026	1,665	1,743
JBS Luxembourg SARL 3.625% 2032[4]	1,430	1,459
JBS USA Lux SA 5.50% 2030[4]	435	484
Keurig Dr Pepper, Inc. 4.057% 2023	3,112	3,290
Keurig Dr Pepper, Inc. 4.597% 2028	10,752	12,490
Kraft Heinz Company 5.50% 2050	2,725	3,602
Molson Coors Brewing Co. 4.20% 2046	4,165	4,618
Philip Morris International, Inc. 4.25% 2044	9,550	10,939
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	3,110	3,148
PT Indofood CBP Sukses Makmur Tbk 4.745% 2051	685	708
Reynolds American, Inc. 4.45% 2025	14,570	16,069
Reynolds American, Inc. 5.85% 2045	1,970	2,367
		197,746
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.07%	Principal amount (000)	Value (000)
Analog Devices, Inc. 1.70% 2028	$688	$690
Analog Devices, Inc. 2.10% 2031	2,868	2,877
Analog Devices, Inc. 2.80% 2041	521	522
Analog Devices, Inc. 2.95% 2051	2,876	2,881
Apple, Inc. 2.70% 2051	7,080	6,839
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.875% 2027	7,027	7,726
Broadcom, Inc. 2.45% 2031[4]	3,500	3,392
Broadcom, Inc. 4.30% 2032	6,000	6,729
Broadcom, Inc. 3.469% 2034[4]	38,820	40,011
Broadcom, Inc. 3.137% 2035[4]	1,164	1,162
Broadcom, Inc. 3.187% 2036[4]	4,803	4,797
Microsoft Corp. 2.525% 2050	10,000	9,639
Oracle Corp. 1.65% 2026	8,417	8,540
Oracle Corp. 2.30% 2028	6,875	7,036
Oracle Corp. 2.875% 2031	7,393	7,613
Oracle Corp. 3.95% 2051	4,869	5,145
PayPal Holdings, Inc. 1.65% 2025	6,989	7,165
PayPal Holdings, Inc. 2.30% 2030	330	338
salesforce.com, inc. 1.95% 2031	3,775	3,760
salesforce.com, inc. 2.70% 2041	875	873
salesforce.com, inc. 2.90% 2051	8,295	8,289
salesforce.com, inc. 3.05% 2061	265	269
Square, Inc. 2.75% 2026[4]	1,975	2,004
Square, Inc. 3.50% 2031[4]	825	847
VeriSign, Inc. 2.70% 2031	2,109	2,146
		141,290
Real estate 0.49%
Alexandria Real Estate Equities, Inc. 3.95% 2028	1,425	1,601
Alexandria Real Estate Equities, Inc. 4.50% 2029	150	174
American Campus Communities, Inc. 3.75% 2023	2,900	3,020
American Campus Communities, Inc. 3.875% 2031	620	692
American Tower Corp. 1.45% 2026	657	654
American Tower Corp. 2.30% 2031	1,180	1,164
American Tower Corp. 2.70% 2031	1,100	1,125
Corporacion Inmobiliaria Vesta, SAB de CV, 3.625% 2031[4]	395	401
Corporate Office Properties LP 2.00% 2029	1,139	1,117
Corporate Office Properties LP 2.75% 2031	1,547	1,565
Crown Castle International Corp. 2.50% 2031	5,218	5,218
Equinix, Inc. 2.90% 2026	3,287	3,488
Equinix, Inc. 3.20% 2029	3,846	4,083
Equinix, Inc. 2.50% 2031	7,760	7,818
Equinix, Inc. 3.40% 2052	1,201	1,225
Essex Portfolio LP 3.25% 2023	335	347
Essex Portfolio LP 3.875% 2024	1,000	1,070
Essex Portfolio LP 2.55% 2031	4,338	4,384
Extra Space Storage, Inc. 2.35% 2032	698	683
Fibra SOMA 4.375% 2031[4]	1,475	1,434
Hospitality Properties Trust 5.00% 2022	1,270	1,280
Hospitality Properties Trust 4.50% 2025	855	856
Hospitality Properties Trust 3.95% 2028	1,710	1,614
Invitation Homes Operating Partnership LP 2.00% 2031	2,048	1,968
Iron Mountain, Inc. 4.875% 2027[4]	1,605	1,668
Iron Mountain, Inc. 5.25% 2028[4]	3,500	3,662
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Real estate (continued)	Principal amount (000)	Value (000)
Kimco Realty Corp. 3.40% 2022	$1,045	$1,074
Omega Healthcare Investors, Inc. 4.375% 2023	186	197
Piedmont Operating Partnership LP 4.45% 2024	1,000	1,070
Scentre Group 3.50% 2025[4]	4,565	4,867
Sun Communities Operating LP 2.30% 2028	1,026	1,029
Sun Communities Operating LP 2.70% 2031	3,877	3,922
		64,470
Materials 0.12%
Air Products and Chemicals, Inc. 2.70% 2040	2,911	2,937
Glencore Funding LLC 2.625% 2031[4]	790	774
Glencore Funding LLC 3.375% 2051[4]	370	352
Huntsman International LLC 2.95% 2031	911	934
International Flavors & Fragrances, Inc. 2.30% 2030[4]	4,175	4,142
LYB International Finance III, LLC 2.25% 2030	3,802	3,809
LYB International Finance III, LLC 3.625% 2051	2,617	2,757
		15,705
Total corporate bonds, notes & loans		4,156,776
Mortgage-backed obligations 15.39% Federal agency mortgage-backed obligations 13.82%
Fannie Mae Pool #976945 5.50% 2023[7]	18	18
Fannie Mae Pool #AB1068 4.50% 2025[7]	74	78
Fannie Mae Pool #256133 4.50% 2026[7]	103	111
Fannie Mae Pool #AB5236 3.00% 2027[7]	21	22
Fannie Mae Pool #AO0800 3.00% 2027[7]	17	18
Fannie Mae Pool #AL3802 3.00% 2028[7]	716	755
Fannie Mae Pool #AR3058 3.00% 2028[7]	96	101
Fannie Mae Pool #AL8241 3.00% 2029[7]	699	737
Fannie Mae Pool #AL9573 3.00% 2031[7]	82	87
Fannie Mae Pool #AS8018 3.00% 2031[7]	63	67
Fannie Mae Pool #BM4741 3.00% 2032[7]	48	50
Fannie Mae Pool #924866 1.515% 2037[5,7]	703	711
Fannie Mae Pool #945680 6.00% 2037[7]	614	726
Fannie Mae Pool #913966 6.00% 2037[7]	36	42
Fannie Mae Pool #889982 5.50% 2038[7]	1,209	1,412
Fannie Mae Pool #988588 5.50% 2038[7]	215	251
Fannie Mae Pool #AB1297 5.00% 2040[7]	222	251
Fannie Mae Pool #AI1862 5.00% 2041[7]	1,238	1,415
Fannie Mae Pool #AH8144 5.00% 2041[7]	1,040	1,171
Fannie Mae Pool #AH9479 5.00% 2041[7]	1,032	1,161
Fannie Mae Pool #AI3510 5.00% 2041[7]	773	883
Fannie Mae Pool #AJ0704 5.00% 2041[7]	700	800
Fannie Mae Pool #AJ5391 5.00% 2041[7]	424	483
Fannie Mae Pool #BM6240 2.116% 2044[5,7]	2,450	2,590
Fannie Mae Pool #AZ3904 4.00% 2045[7]	65	72
Fannie Mae Pool #AL8522 3.50% 2046[7]	1,171	1,277
Fannie Mae Pool #BD1968 4.00% 2046[7]	1,787	1,960
Fannie Mae Pool #BE0592 4.00% 2046[7]	474	510
Fannie Mae Pool #BD5477 4.00% 2046[7]	183	199
Fannie Mae Pool #CA0770 3.50% 2047[7]	6,826	7,274
Fannie Mae Pool #CA0706 4.00% 2047[7]	149	161
Fannie Mae Pool #MA3058 4.00% 2047[7]	63	68
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BM4413 4.50% 2047[7]	$4,630	$5,054
Fannie Mae Pool #BF0293 3.00% 2048[7]	9,675	10,318
Fannie Mae Pool #FM4891 3.50% 2048[7]	28,588	30,773
Fannie Mae Pool #BF0318 3.50% 2048[7]	8,507	9,212
Fannie Mae Pool #CA1189 3.50% 2048[7]	1,969	2,095
Fannie Mae Pool #MA3384 4.00% 2048[7]	166	178
Fannie Mae Pool #BJ9169 4.00% 2048[7]	104	112
Fannie Mae Pool #BJ5749 4.00% 2048[7]	24	26
Fannie Mae Pool #BM4676 4.00% 2048[7]	18	20
Fannie Mae Pool #CA2493 4.50% 2048[7]	997	1,081
Fannie Mae Pool #CA3807 3.00% 2049[7]	1,759	1,884
Fannie Mae Pool #CA3806 3.00% 2049[7]	1,006	1,081
Fannie Mae Pool #FM0007 3.50% 2049[7]	21,338	22,934
Fannie Mae Pool #FM1954 3.50% 2049[7]	9,617	10,323
Fannie Mae Pool #FM1589 3.50% 2049[7]	6,217	6,673
Fannie Mae Pool #FM1262 4.00% 2049[7]	34,440	37,209
Fannie Mae Pool #FM5507 3.00% 2050[7]	21,657	23,095
Fannie Mae Pool #BF0145 3.50% 2057[7]	15,241	16,621
Fannie Mae Pool #BF0264 3.50% 2058[7]	11,725	12,727
Fannie Mae Pool #BF0332 3.00% 2059[7]	25,732	27,838
Fannie Mae Pool #BF0497 3.00% 2060[7]	21,338	22,745
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[5,7]	—[8]	—[8]
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[7]	9	10
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[7]	21	26
Fannie Mae, Series 2002-W1, Class 2A, 5.278% 2042[5,7]	27	29
Freddie Mac Pool #ZK4277 3.00% 2027[7]	389	410
Freddie Mac Pool #ZK3970 3.00% 2027[7]	129	136
Freddie Mac Pool #ZS6521 3.00% 2027[7]	90	95
Freddie Mac Pool #ZK4162 3.00% 2027[7]	33	35
Freddie Mac Pool #ZK4039 3.00% 2027[7]	4	5
Freddie Mac Pool #ZS8463 3.00% 2027[7]	4	4
Freddie Mac Pool #ZS8507 3.00% 2028[7]	169	179
Freddie Mac Pool #ZK7590 3.00% 2029[7]	3,651	3,868
Freddie Mac Pool #ZK7593 3.00% 2029[7]	182	193
Freddie Mac Pool #ZT1931 3.00% 2033[7]	219	231
Freddie Mac Pool #A15120 5.50% 2033[7]	60	67
Freddie Mac Pool #QN1073 3.00% 2034[7]	71	75
Freddie Mac Pool #G05196 5.50% 2038[7]	66	78
Freddie Mac Pool #G05267 5.50% 2038[7]	50	58
Freddie Mac Pool #G06020 5.50% 2039[7]	95	111
Freddie Mac Pool #A93948 4.50% 2040[7]	201	225
Freddie Mac Pool #G05860 5.50% 2040[7]	341	398
Freddie Mac Pool #G06868 4.50% 2041[7]	233	261
Freddie Mac Pool #G06841 5.50% 2041[7]	563	657
Freddie Mac Pool #841039 2.191% 2043[5,7]	2,127	2,257
Freddie Mac Pool #Z40130 3.00% 2046[7]	25,422	27,476
Freddie Mac Pool #G61733 3.00% 2047[7]	6,357	6,811
Freddie Mac Pool #ZT2100 3.00% 2047[7]	1,235	1,308
Freddie Mac Pool #G08789 4.00% 2047[7]	974	1,051
Freddie Mac Pool #G67709 3.50% 2048[7]	17,863	19,506
Freddie Mac Pool #G61628 3.50% 2048[7]	467	507
Freddie Mac Pool #Q58494 4.00% 2048[7]	1,467	1,583
Freddie Mac Pool #QA4673 3.00% 2049[7]	36,670	39,239
Freddie Mac Pool #SD7507 3.00% 2049[7]	22,827	24,430
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD7508 3.50% 2049[7]	$14,897	$16,263
Freddie Mac Pool #RA1369 3.50% 2049[7]	2,981	3,203
Freddie Mac Pool #ZN4842 3.50% 2049[7]	1,142	1,227
Freddie Mac, Series 3061, Class PN, 5.50% 2035[7]	76	88
Freddie Mac, Series 3318, Class JT, 5.50% 2037[7]	184	211
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	4,162	4,202
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	6,861	6,885
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[7]	161	149
Freddie Mac, Series 3146, Class PO, principal only, 0% 2036[7]	150	136
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[7]	11,731	12,290
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[7]	2,584	2,714
Government National Mortgage Assn. 2.00% 2051[7,9]	92,000	93,157
Government National Mortgage Assn. 2.50% 2051[7,9]	27,227	28,059
Government National Mortgage Assn. 2.50% 2051[7,9]	7,829	8,083
Government National Mortgage Assn. Pool #MA5817 4.00% 2049[7]	20,509	21,870
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	2,924	3,113
Government National Mortgage Assn. Pool #MA6221 4.50% 2049[7]	9,309	9,943
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[7]	1,031	1,103
Government National Mortgage Assn. Pool #MA6042 5.00% 2049[7]	65	70
Uniform Mortgage-Backed Security 1.50% 2036[7,9]	18,350	18,483
Uniform Mortgage-Backed Security 2.00% 2036[7,9]	39,650	40,838
Uniform Mortgage-Backed Security 3.00% 2036[7,9]	4,006	4,214
Uniform Mortgage-Backed Security 2.00% 2051[7,9]	256,026	255,696
Uniform Mortgage-Backed Security 2.00% 2051[7,9]	70,124	70,193
Uniform Mortgage-Backed Security 2.50% 2051[7,9]	393,658	404,192
Uniform Mortgage-Backed Security 2.50% 2051[7,9]	39,484	40,637
Uniform Mortgage-Backed Security 3.00% 2051[7,9]	144,000	150,689
Uniform Mortgage-Backed Security 3.00% 2051[7,9]	138,630	144,888
Uniform Mortgage-Backed Security 3.50% 2051[7,9]	42,785	45,273
Uniform Mortgage-Backed Security 4.00% 2051[7,9]	17,475	18,724
Uniform Mortgage-Backed Security 4.50% 2051[7,9]	15,000	16,225
		1,821,597
Collateralized mortgage-backed obligations (privately originated) 0.94%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[4,5,7]	4,554	4,563
Arroyo Mortgage Trust, Series 2020-1, Class A1A, 1.662% 2055[4,7]	260	262
Bellemeade Re, Ltd., Series 2019-3A, Class M1B, (1-month USD-LIBOR + 1.60%) 1.686% 2029[4,5,7]	3,175	3,187
BRAVO Residential Funding Trust, Series 2020-RPL2, Class A1, 2.00% 2059[4,5,7]	1,180	1,201
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 2059[4,5,7]	912	933
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[4,5,7]	899	901
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[4,5,7]	2,548	2,551
Citigroup Mortgage Loan Trust, Inc., Series 2020-EXP1, Class A1A, 1.804% 2060[4,5,7]	606	613
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257% 2037[4,7]	1,612	1,658
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[4,5,7]	2,116	2,155
Finance of America Structured Securities Trust, Series 2019-JR2, Class A1, 2.00% 2069[4,7]	3,587	3,958
Finance of America Structured Securities Trust, Series 2019-JR1, Class A, 2.00% 2069[4,7]	3,059	3,344
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[4,5,7]	8,449	8,608
Flagstar Mortgage Trust, Series 2021-5INV, Class A2, 2.50% 2051[4,5,7]	2,425	2,467
Flagstar Mortgage Trust, Series 2021-8INV, Class A3, 2.50% 2051[4,5,7]	2,317	2,347
Flagstar Mortgage Trust, Series 2021-6INV, Class A4, 2.50% 2051[4,5,7]	2,251	2,283
Freddie Mac, Series 2021-DNA5, Class M2, (1-month USD-SOFR + 1.65%) 1.70% 2034[4,5,7]	248	250
Hundred Acre Wood Trust, Series 2021-INV1, Class A3, 2.50% 2051[4,5,7]	1,017	1,034
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A5, 3.409% 2050[7]	240	264
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,5,7]	1,200	1,202
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.75% 2061[4,5,7]	$1,039	$1,041
MFRA Trust, Series 2021-RPL1, Class A1, 1.131% 2060[4,5,7]	4,391	4,376
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[4,5,7]	11,402	11,419
MRA Issuance Trust, Series 2020-10, Class A2, (1-month USD-LIBOR + 1.70%) 1.70% 2022[4,5,7]	25,588	25,616
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[4,5,7]	20,357	20,357
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[4,7]	14,318	14,513
ZH Trust, Series 2021-2, Class A, 2.349% 2027[4,7]	2,295	2,312
		123,415
Commercial mortgage-backed securities 0.63%
Bank Commercial Mortgage Trust, Series 2019-BN17, Class A4, 3.714% 2052[7]	100	112
Bank Commercial Mortgage Trust, Series 2019-BN16, Class A4, 4.005% 2052[7]	770	877
Bank Commercial Mortgage Trust, Series 2019-BN19, Class A3, 3.183% 2061[7]	1,018	1,104
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A4, 3.428% 2061[7]	130	141
Bank Commercial Mortgage Trust, Series 2018-BN10, Class A5, 3.688% 2061[7]	205	228
Bank Commercial Mortgage Trust, Series 2018-BN12, Class A4, 4.255% 2061[5,7]	2,444	2,796
Bank Commercial Mortgage Trust, Series 2020-BN26, Class A4, 2.403% 2063[7]	295	303
Benchmark Mortgage Trust, Series 2018-B8, Class A5, 4.232% 2052[7]	2,541	2,926
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 2053[5,7]	781	913
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[4,5,7]	14,727	14,756
BX Trust, Series 2021-VOLT, Class B, (1-month USD-LIBOR + 0.95%) 1.05% 2036[4,5,7]	360	361
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[4,5,7]	3,769	3,775
BX Trust, Series 2021-SOAR, Class B, (1-month USD-LIBOR + 0.87%) 0.954% 2038[4,5,7]	436	437
BX Trust, Series 2021-SOAR, Class C, (1-month USD-LIBOR + 1.10%) 1.184% 2038[4,5,7]	295	296
BX Trust, Series 2021-SOAR, Class D, (1-month USD-LIBOR + 1.40%) 1.484% 2038[4,5,7]	746	749
CIM Retail Portfolio Trust, Series 2021-RETL, Class A, (1-month USD-LIBOR + 1.40%) 1.484% 2026[4,5,7]	1,350	1,354
Citigroup Commercial Mortgage Trust, Series 2016-C1, Class AS, 3.514% 2049[7]	250	267
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2049[7]	610	665
Commercial Mortgage Trust, Series 2013-LC13, Class B, 5.009% 2046[4,5,7]	312	332
Commercial Mortgage Trust, Series 2014-LC15, Class AM, 4.198% 2047[7]	350	374
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class C, 4.713% 2048[5,7]	204	217
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A3, 3.231% 2057[7]	1,332	1,399
Deutsche Bank Commercial Mortgage Trust, Series 2016-C1, Class AM, 3.539% 2049[7]	200	214
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[4,5,7]	2,865	2,878
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD-LIBOR + 1.38%) 1.464% 2038[4,5,7]	654	658
Extended Stay America Trust, Series 2021-ESH, Class C, (1-month USD-LIBOR + 1.70%) 1.784% 2038[4,5,7]	682	689
Extended Stay America Trust, Series 2021-ESH, Class D, (1-month USD-LIBOR + 2.25%) 2.334% 2038[4,5,7]	682	692
Grace Mortgage Trust, Series 2020-GRCE, Class A, 2.347% 2040[4,7]	2,601	2,642
GS Mortgage Securities Trust, Series 2017-GS7, Class A4, 3.43% 2050[7]	400	437
GS Mortgage Securities Trust, Series 2019-GC38, Class A4, 3.968% 2052[7]	100	114
GS Mortgage Securities Trust, Series 2020-GC47, Class A5, 2.377% 2053[7]	1,536	1,575
JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class A5, 4.079% 2047[7]	3,280	3,501
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A5, 3.694% 2050[7]	640	703
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-BCON, Class A, 3.735% 2031[4,7]	785	810
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, 3.648% 2049[5,7]	2,040	2,240
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,7]	153	153
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class A5, 3.741% 2047[7]	2,038	2,182
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A-4, 3.306% 2048[7]	410	438
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class A-4, 3.72% 2049[7]	245	270
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 2048[7]	730	793
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class C, 4.698% 2049[5,7]	208	220
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[4,5,7]	818	820
Motel 6 Trust, Series 2021-MTL6, Class B, (1-month USD-LIBOR + 1.20%) 1.30% 2038[4,5,7]	524	525
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Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Motel 6 Trust, Series 2021-MTL6, Class C, (1-month USD-LIBOR + 1.50%) 1.60% 2038[4,5,7]	$157	$158
SLG Office Trust, Series 2021-OVA, Class A, 2.585% 2041[4,7]	8,217	8,513
SREIT Trust, Series 2021-FLWR, Class A, (1-month USD-LIBOR + 0.577%) 0.661% 2036[4,5,7]	9,351	9,344
SREIT Trust, Series 2021-FLWR, Class B, (1-month USD-LIBOR + 0.926%) 1.01% 2036[4,5,7]	1,000	1,000
Wells Fargo Commercial Mortgage Trust, Series 2015-SG1, Class A-4, 3.789% 2048[7]	2,413	2,589
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class C, 4.23% 2048[5,7]	220	231
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class B, 2.967% 2049[7]	350	354
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class A5, 3.794% 2049[7]	2,550	2,823
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class A4, 3.146% 2052[7]	1,019	1,102
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS5, Class AS, 3.988% 2059[7]	250	272
Wells Fargo Commercial Mortgage Trust, Series 2017-RC1, Class A4, 3.631% 2060[7]	205	225
		83,547
Total mortgage-backed obligations		2,028,559
Asset-backed obligations 3.48%
Aesop Funding LLC, Series 2019-2A, Class A, 3.35% 2025[4,7]	2,210	2,358
Aesop Funding LLC, Series 2018-2A, Class A, 4.00% 2025[4,7]	2,755	2,955
Aesop Funding LLC, Series 2020-1A, Class A, 2.33% 2026[4,7]	7,689	8,006
Aesop Funding LLC, Series 2021-1A, Class A, 1.38% 2027[4,7]	3,445	3,445
Aesop Funding LLC, Series 2021-1A, Class B, 1.63% 2027[4,7]	531	530
Aesop Funding LLC, Series 2020-2, Class A, 2.02% 2027[4,7]	2,427	2,492
Aesop Funding LLC, Series 2021-1A, Class C, 2.13% 2027[4,7]	193	193
Aesop Funding LLC, Series 2020-2A, Class B, 2.96% 2027[4,7]	623	658
Aesop Funding LLC, Series 2020-2A, Class C, 4.25% 2027[4,7]	1,279	1,388
Affirm Asset Securitization Trust, Series 2021-B, Class A, 1.03% 2026[4,7]	701	702
American Credit Acceptance Receivables Trust, Series 2020-3, Class C, 1.85% 2026[4,7]	2,602	2,642
American Credit Acceptance Receivables Trust, Series 2020-3, Class D, 2.40% 2026[4,7]	2,500	2,570
American Credit Acceptance Receivables Trust, Series 2021-1, Class C, 0.83% 2027[4,7]	1,465	1,467
American Credit Acceptance Receivables Trust, Series 2021-1, Class D, 1.14% 2027[4,7]	806	807
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class B, 0.69% 2027[7]	997	996
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01% 2027[7]	1,109	1,106
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class D, 1.29% 2027[7]	2,613	2,612
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[4,5,7]	575	575
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[4,7]	331	332
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class B, 1.67% 2034[4,7]	269	268
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class A, 2.443% 2046[4,7]	4,591	4,607
Blackbird Capital II Aircraft Lease Ltd. / Blackbird Capital II Aircraft Lease US LLC, Series 2021-1, Class B, 3.446% 2046[4,7]	526	530
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.16% 2025[7]	400	415
CarMaxAuto Owner Trust, Series 2021-1, Class C, 0.94% 2026[7]	210	209
CarMaxAuto Owner Trust, Series 2021-1, Class D, 1.28% 2027[7]	206	205
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class A, 2.741% 2041[4,7]	1,288	1,288
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[4,7]	10,830	10,985
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[4,7]	2,058	2,062
CF Hippolyta LLC, Series 2020-1, Class B1, 2.28% 2060[4,7]	3,547	3,603
CF Hippolyta LLC, Series 2020-1, Class B2, 2.60% 2060[4,7]	384	388
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[4,7]	6,323	6,370
CF Hippolyta LLC, Series 2021-1, Class B1, 1.98% 2061[4,7]	2,002	2,010
CLI Funding V LLC, Series 2020-2A, Class A, 2.03% 2045[4,7]	2,714	2,733
CLI Funding V LLC, Series 2020-3A, Class A, 2.07% 2045[4,7]	5,691	5,742
CLI Funding V LLC, Series 2021-1A, Class A, 1.64% 2046[4,7]	4,496	4,449
CLI Funding LLC, Series 2021-1A, Class B, 2.38% 2046[4,7]	505	502
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,7]	$341	$343
CPS Auto Receivables Trust, Series 2019-C, Class C, 2.84% 2025[4,7]	570	574
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17% 2025[4,7]	1,125	1,154
CPS Auto Receivables Trust, Series 2019-B, Class D, 3.69% 2025[4,7]	3,045	3,093
CPS Auto Receivables Trust, Series 2021-A, Class C, 0.83% 2026[4,7]	694	694
CPS Auto Receivables Trust, Series 2021-A, Class D, 1.16% 2026[4,7]	590	590
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class A, 2.01% 2029[4,7]	7,411	7,517
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[4,7]	1,900	1,902
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65% 2025[7]	2,524	2,532
Drive Auto Receivables Trust, Series 2019-3, Class C, 2.90% 2025[7]	4,910	4,964
Drive Auto Receivables Trust, Series 2019-2, Class C, 3.42% 2025[7]	3,342	3,378
Drive Auto Receivables Trust, Series 2019-3, Class D, 3.18% 2026[7]	4,020	4,137
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02% 2027[7]	5,369	5,394
Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45% 2029[7]	4,053	4,067
Drivetime Auto Owner Trust, Series 2019-3, Class C, 2.74% 2025[4,7]	800	807
Drivetime Auto Owner Trust, Series 2019-3, Class D, 2.96% 2025[4,7]	1,915	1,972
Drivetime Auto Owner Trust, Series 2019-2A, Class C, 3.18% 2025[4,7]	2,163	2,184
Drivetime Auto Owner Trust, Series 2019-2A, Class D, 3.48% 2025[4,7]	4,250	4,386
Drivetime Auto Owner Trust, Series 2021-1A, Class C, 0.84% 2026[4,7]	825	826
Drivetime Auto Owner Trust, Series 2021-1A, Class D, 1.16% 2026[4,7]	449	448
Drivetime Auto Owner Trust, Series 2020-3A, Class C, 1.47% 2026[4,7]	817	827
Drivetime Auto Owner Trust, Series 2021-2A, Class B, 0.81% 2027[4,7]	1,179	1,183
Drivetime Auto Owner Trust, Series 2021-2A, Class C, 1.10% 2027[4,7]	1,231	1,235
Drivetime Auto Owner Trust, Series 2021-2A, Class D, 1.50% 2027[4,7]	832	834
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[4,5,7]	395	395
EDvestinU Private Education Loan LLC, Series 2021-A, Class A, 1.80% 2045[4,7]	560	559
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[4,7]	4,187	4,222
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,7]	1,426	1,437
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82% 2024[4,7]	914	917
Exeter Automobile Receivables Trust, Series 2021-2, Class B, 0.57% 2025[7]	1,663	1,666
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32% 2025[7]	780	789
Exeter Automobile Receivables Trust, Series 2020-1A, Class D, 2.73% 2025[4,7]	900	927
Exeter Automobile Receivables Trust, Series 2019-3A, Class D, 3.11% 2025[4,7]	5,000	5,153
Exeter Automobile Receivables Trust, Series 2019-2A, Class D, 3.71% 2025[4,7]	6,000	6,220
Exeter Automobile Receivables Trust, Series 2021-2, Class C, 0.98% 2026[7]	1,807	1,812
Exeter Automobile Receivables Trust, Series 2020-3A, Class D, 1.73% 2026[7]	1,012	1,031
Exeter Automobile Receivables Trust, Series 2021-2, Class D, 1.40% 2027[7]	2,612	2,609
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.266% 2037[4,7]	18,109	18,067
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	17,675	18,622
Ford Credit Auto Owner Trust, Series 2020-1, Class A, 2.04% 2031[4,7]	1,127	1,167
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	30,070	32,229
Ford Credit Floorplan Master Owner Trust, Series 2019-3, Class A1, 2.23% 2024[7]	2,625	2,674
FREED ABS Trust, Series 2021-2, Class A, 0.68% 2028[4,7]	1,354	1,355
GCI Funding I LLC, Series 2020-1, Class A, 2.82% 2045[4,7]	2,544	2,579
GCI Funding I LLC, Series 2021-1, Class A, 2.38% 2046[4,7]	1,629	1,642
GCI Funding I LLC, Series 2021-1, Class B, 3.04% 2046[4,7]	181	181
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 2040[4,7]	3,425	3,482
Global SC Finance VII SRL, Series 2021-1A, Class A, 1.86% 2041[4,7]	11,376	11,365
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 2041[4,7]	3,173	3,181
Global SC Finance VII SRL, Series 2021-2A, Class B, 2.49% 2041[4,7]	248	246
GM Financial Automobile Leasing Trust, Series 2020-2, Class C, 2.56% 2024[7]	301	310
GM Financial Automobile Leasing Trust, Series 2020-2, Class D, 3.21% 2024[7]	425	440
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[4,7]	18,033	18,117
Hertz Vehicle Financing LLC, Series 2021-1A, Class B, 1.56% 2025[4,7]	1,171	1,178
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05% 2025[4,7]	810	818
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Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[4,7]	$19,539	$19,609
Hertz Vehicle Financing LLC, Series 2021-2A, Class B, 2.12% 2027[4,7]	1,264	1,275
Hertz Vehicle Financing LLC, Series 2021-2A, Class C, 2.52% 2027[4,7]	859	871
Madison Park Funding, Ltd., CLO, Series 2015-17A, Class AR2, (3-month USD-LIBOR + 1.00%) 1.134% 2030[4,5,7]	900	900
Marathon CLO, Ltd., Series 2017-9A, Class A1AR, (3-month USD-LIBOR + 1.15%) 1.276% 2029[4,5,7]	1,050	1,050
Mission Lane Credit Card Master Trust, Series 2021-A, Class A, 1.59% 2026[4,7]	1,242	1,242
Mission Lane Credit Card Master Trust, Series 2021-A, Class B, 2.24% 2026[4,7]	230	231
Navient Student Loan Trust, Series 2021-EA, Class A, 0.97% 2069[4,7]	3,324	3,315
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[4,7]	5,718	5,732
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.829% 2062[4,5,7]	5,816	5,831
Nelnet Student Loan Trust, Series 2021-C, Class AFX, 1.32% 2062[4,7]	453	452
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[4,7]	7,596	7,597
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[4,7]	17,425	17,453
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[4,5,7]	275	275
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.104% 2027[4,5,7]	924	924
Palmer Square Loan Funding, CLO, Series 2019-1A, Class A1, (3-month USD-LIBOR + 1.05%) 1.184% 2027[4,5,7]	1,629	1,630
Palmer Square Loan Funding, CLO, Series 2020-4, Class A1, (3-month USD-LIBOR + 1.00%) 1.129% 2028[4,5,7]	1,945	1,946
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[4,5,7]	396	396
PFS Financing Corp., Series 2021-B, Class A, 0.775% 2026[4,7]	7,884	7,865
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70% 2024[4,7]	2,190	2,221
Prestige Auto Receivables Trust, Series 2019-1A, Class D, 3.01% 2025[4,7]	1,355	1,386
Prodigy Finance Designated Activity Co., Series 2021-1A, Class A, (1-month USD-LIBOR + 1.25%) 1.336% 2051[4,5,7]	1,145	1,150
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59% 2025[7]	1,510	1,513
Santander Drive Auto Receivables Trust, Series 2019-2, Class D, 3.22% 2025[7]	3,110	3,196
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90% 2026[7]	2,812	2,824
Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.12% 2026[7]	3,344	3,366
Santander Drive Auto Receivables Trust, Series 2020-3, Class D, 1.64% 2026[7]	2,211	2,243
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95% 2027[7]	1,677	1,681
Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33% 2027[7]	2,236	2,237
Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35% 2027[7]	1,802	1,811
Slam, Ltd., Series 2021-1, Class A, 2.434% 2046[4,7]	2,869	2,879
Slam, Ltd., Series 2021-1, Class B, 3.422% 2046[4,7]	529	532
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[4,5,7]	475	475
SuttonPark Structured Settlements, Series 2021-1, Class A, 1.95% 2075[4,7]	3,101	3,101
TAL Advantage V LLC, Series 2020-1A, Class A, 2.05% 2045[4,7]	3,482	3,513
Textainer Marine Containers, Ltd., Series 2020-2A, Class A, 2.10% 2045[4,7]	2,568	2,596
Textainer Marine Containers, Ltd., Series 2020-1A, Class A, 2.73% 2045[4,7]	5,148	5,228
Textainer Marine Containers, Ltd., Series 2021-1A, Class A, 1.68% 2046[4,7]	6,915	6,827
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 2046[4,7]	5,800	5,875
Textainer Marine Containers, Ltd., Series 2021-1A, Class B, 2.52% 2046[4,7]	413	412
TIF Funding II LLC, Series 2020-1A, Class A, 2.09% 2045[4,7]	4,890	4,929
TIF Funding II LLC, Series 2021-1A, Class A, 1.65% 2046[4,7]	4,008	3,932
TIF Funding II LLC, Series 2021-1A, Class B, 2.54% 2046[4,7]	145	144
Toyota Auto Loan Extended Note Trust, Series 2019-1, Class A, 2.56% 2031[4,7]	6,000	6,295
Triton Container Finance VIII LLC, Series 2020-1, Class A, 2.11% 2045[4,7]	11,786	11,892
Triton Container Finance VIII LLC, Series 2021-1, Class A, 1.86% 2046[4,7]	4,726	4,696
Triton Container Finance VIII LLC, Series 2021-1A, Class B, 2.58% 2046[4,7]	390	388
Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.24% 2025[4,7]	1,557	1,570
Westlake Automobile Receivables Trust, Series 2021-2, Class B, 0.62% 2026[4,7]	1,690	1,691
Westlake Automobile Receivables Trust, Series 2021-2, Class C, 0.89% 2026[4,7]	2,181	2,184
Westlake Automobile Receivables Trust, Series 2021-2, Class D, 1.23% 2026[4,7]	1,446	1,445
Westlake Automobile Receivables Trust, Series 2020-3A, Class D, 1.65% 2026[4,7]	3,023	3,069
		458,526
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Bonds, notes & other debt instruments (continued) Municipals 1.63% California 0.06%	Principal amount (000)	Value (000)
G.O. Bonds, Series 2009, 7.50% 2034	$2,100	$3,236
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2021-B, 2.746% 2034	650	650
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	3,775	3,816
		7,702
Illinois 1.49%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	65	78
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	30,835	37,416
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	8,945	11,322
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Qualified School Construction Bonds), Series 2009-G, 1.75% 2025	2,500	2,423
G.O. Bonds, Series 2013-B, 4.11% 2022	750	760
G.O. Bonds, Series 2013-B, 4.31% 2023	2,125	2,210
G.O. Bonds, Pension Funding, Series 2003, 4.95% 2023	11,625	12,271
G.O. Bonds, Pension Funding, Series 2003, 5.10% 2033	107,000	124,797
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	2,370	2,413
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	3,210	3,406
		197,096
New York 0.05%
Dormitory Auth., Taxable State Personal Income Tax Rev. Bonds (General Purpose), Series 2021-C, 2.202% 2034	6,390	6,362
Texas 0.03%
Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	4,075	4,215
Total municipals		215,375
Bonds & notes of governments & government agencies outside the U.S. 0.98%
Chile (Republic of) 3.10% 2041	2,340	2,263
China (People’s Republic of), Series INBK, 3.81% 2050	CNY13,380	2,198
China (People’s Republic of), Series INBK, 3.72% 2051	48,340	7,904
Colombia (Republic of), Series B, 5.75% 2027	COP24,813,800	6,132
Dominican Republic 5.95% 2027[4]	$8,100	9,133
Hungary (Republic of) 2.125% 2031[4]	2,135	2,106
Panama (Republic of) 3.87% 2060	7,500	7,363
Panama Bonos Del Tesoro 3.362% 2031	15,625	15,781
Paraguay (Republic of) 5.00% 2026	1,250	1,392
Peru (Republic of) 6.35% 2028	PEN5,840	1,461
Peru (Republic of) 5.94% 2029	6,005	1,461
Peru (Republic of) 2.783% 2031	$3,790	3,760
Peru (Republic of) 6.15% 2032	PEN5,695	1,338
Philippines (Republic of) 3.20% 2046	$4,900	4,835
Portuguese Republic 5.125% 2024	24,775	27,942
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[4]	1,862	1,872
PT Indonesia Asahan Aluminium Tbk 5.71% 2023[4]	1,020	1,116
PT Indonesia Asahan Aluminium Tbk 4.75% 2025[4]	1,270	1,383
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[4]	340	391
PT Indonesia Asahan Aluminium Tbk 5.80% 2050[4]	1,150	1,349
Qatar (State of) 4.50% 2028[4]	5,100	5,957
Qatar (State of) 5.103% 2048[4]	3,400	4,519
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Bonds, notes & other debt instruments (continued) Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Saudi Arabia (Kingdom of) 3.628% 2027[4]	$5,000	$5,481
Saudi Arabia (Kingdom of) 3.625% 2028[4]	11,435	12,577
		129,714
Federal agency bonds & notes 0.10%
Fannie Mae 2.125% 2026[1]	11,910	12,552
Total bonds, notes & other debt instruments (cost: $12,619,426,000)		12,926,428
Short-term securities 12.05% Money market investments 12.05%	Shares
Capital Group Central Cash Fund 0.06%[10,11]	15,884,569	1,588,616
Total short-term securities (cost: $1,588,536,000)		1,588,616
Total investment securities 110.10% (cost: $14,207,962,000)		14,515,044
Other assets less liabilities (10.10)%		(1,331,184)
Net assets 100.00%		$13,183,860
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 9/30/2021[13] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	360	March 2022	$90,000	$89,870	$4
90 Day Euro Dollar Futures	Short	360	September 2022	(90,000)	(89,717)	27
90 Day Euro Dollar Futures	Long	390	December 2022	97,500	97,017	(56)
2 Year U.S. Treasury Note Futures	Long	530	December 2021	106,000	116,629	(90)
5 Year U.S. Treasury Note Futures	Short	3,008	December 2021	(300,800)	(369,209)	2,104
10 Year U.S. Treasury Note Futures	Short	2,514	December 2021	(251,400)	(330,866)	3,654
10 Year Ultra U.S. Treasury Note Futures	Short	8,062	December 2021	(806,200)	(1,171,005)	19,891
20 Year U.S. Treasury Bond Futures	Long	1,948	December 2021	194,800	310,158	(8,150)
30 Year Ultra U.S. Treasury Bond Futures	Long	2,334	December 2021	233,400	445,940	(14,281)
						$3,103
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD3,210	PEN13,100	Morgan Stanley	10/7/2021	$42
CAD9,725	USD7,720	HSBC Bank	10/8/2021	(42)
USD30,636	EUR25,845	Standard Chartered Bank	10/12/2021	691
AUD10,500	USD7,761	HSBC Bank	10/12/2021	(170)
NZD11,225	USD7,975	Morgan Stanley	10/12/2021	(227)
KRW25,803,000	USD22,148	Citibank	10/12/2021	(364)
USD14,597	JPY1,602,950	JPMorgan Chase	10/13/2021	193
USD6,411	COP24,638,500	Citibank	10/22/2021	(48)
American Funds Insurance Series — The Bond Fund of America — Page 153 of 242

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
USD830	PEN3,440	Citibank	8/26/2022	$19
USD643	PEN2,650	Morgan Stanley	8/26/2022	18
				$112
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
3-month USD-LIBOR	1.972%	4/26/2051	$23,200	$(718)	$421	$(1,139)
3-month USD-LIBOR	1.9855%	4/26/2051	34,500	(1,180)	516	(1,696)
3-month USD-LIBOR	1.953%	4/27/2051	23,100	(611)	523	(1,134)
3-month USD-LIBOR	1.9895%	4/27/2051	35,700	(1,255)	501	(1,756)
3-month USD-LIBOR	1.9778%	4/28/2051	13,500	(437)	227	(664)
3-month USD-LIBOR	2.0295%	5/5/2051	30,800	(1,377)	—	(1,377)
3-month USD-LIBOR	1.759%	6/24/2051	27,250	541	—	541
					$2,188	$(7,225)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$9,686	$(883)	$(872)	$(11)
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	20,714	(1,904)	(1,928)	24
					$(2,800)	$13
Centrally cleared credit default swaps on credit indices — sell protection
Receive/ Payment frequency	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized depreciation at 9/30/2021 (000)
1.00%/Quarterly	CDX.NA.IG.37	12/20/2026	$72,390	$1,713	$1,718	$(5)
Investments in affiliates11

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 12.05%
Money market investments 12.05%
Capital Group Central Cash Fund 0.06%[10]	$2,690,045	$4,388,994	$5,490,420	$(65)	$62	$1,588,616	$1,166
American Funds Insurance Series — The Bond Fund of America — Page 154 of 242

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[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $39,675,000, which represented .30% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,565,601,000, which represented 11.88% of the net assets of the fund.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Amount less than one thousand.
[9]	Purchased on a TBA basis.
[10]	Rate represents the seven-day yield at 9/30/2021.
[11]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
AUD = Australian dollars	KRW = South Korean won
Auth. = Authority	LIBOR = London Interbank Offered Rate
CAD = Canadian dollars	NZD = New Zealand dollars
CLO = Collateralized Loan Obligations	PEN = Peruvian nuevos soles
CNY = Chinese yuan renminbi	Ref. = Refunding
COP = Colombian pesos	Rev. = Revenue
EUR = Euros	SOFR = Secured Overnight Financing Rate
G.O. = General Obligation	TBA = To-be-announced
ICE = Intercontinental Exchange, Inc.	USD/$ = U.S. dollars
JPY = Japanese yen
American Funds Insurance Series — The Bond Fund of America — Page 155 of 242

Capital World Bond Fund®
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 92.62% Euros 16.13%	Principal amount (000)	Value (000)
Allianz SE 4.75% perpetual bonds (3-month EUR-EURIBOR + 3.60% on 10/24/2023)[1]	€4,200	$5,302
Altria Group, Inc. 1.00% 2023	1,020	1,198
Altria Group, Inc. 1.70% 2025	1,600	1,945
Altria Group, Inc. 2.20% 2027	2,900	3,621
American Honda Finance Corp. 1.60% 2022	620	726
American Honda Finance Corp. 1.95% 2024	560	690
American Tower Corp. 0.45% 2027	2,525	2,924
American Tower Corp. 0.875% 2029	1,470	1,714
AT&T, Inc. 1.60% 2028	2,350	2,916
Bank of America Corp. 3.648% 2029 (3-month EUR-EURIBOR + 3.67% on 3/31/2028)[1,2]	5,000	6,956
Barclays Bank PLC 6.625% 2022	1,070	1,281
CaixaBank, SA 2.25% 2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	2,400	2,929
Comcast Corp. 0% 2026	2,365	2,727
Comcast Corp. 0.25% 2027	1,250	1,454
Comcast Corp. 0.25% 2029	955	1,090
Cote d’Ivoire (Republic of) 5.25% 2030	900	1,084
Cote d’Ivoire (Republic of) 5.875% 2031	840	1,017
Deutsche Telekom International Finance BV 7.50% 2033	200	400
Dow Chemical Co. 0.50% 2027	1,110	1,297
Egypt (Arab Republic of) 5.625% 2030	745	827
European Financial Stability Facility 0.40% 2025	6,000	7,153
European Union 0% 2031	1,905	2,204
European Union 0% 2035	220	245
European Union 0.20% 2036	390	442
French Republic O.A.T. 0% 2030	27,070	31,191
Germany (Federal Republic of) 0% 2030	14,570	17,344
Germany (Federal Republic of) 0% 2050	3,290	3,515
Germany (Federal Republic of) 0% 2052	9,105	9,594
Goldman Sachs Group, Inc. 3.375% 2025[2]	5,000	6,460
Goldman Sachs Group, Inc. 1.00% 2033[2]	2,705	3,141
Greece (Hellenic Republic of) 3.375% 2025	13,715	17,781
Greece (Hellenic Republic of) 0.75% 2031	1,660	1,906
Greece (Hellenic Republic of) 1.875% 2052	3,240	3,947
Groupe BPCE SA 4.625% 2023	1,200	1,509
Groupe BPCE SA 1.00% 2025	2,900	3,472
Honeywell International, Inc. 0.75% 2032	370	434
Intesa Sanpaolo SpA 6.625% 2023	510	663
Ireland (Republic of) 0.20% 2030	900	1,054
Israel (State of) 2.875% 2024	1,180	1,468
Israel (State of) 1.50% 2027	775	967
Israel (State of) 1.50% 2029	725	918
Italy (Republic of) 1.85% 2025	21,390	26,556
Italy (Republic of) 0.95% 2027	1,745	2,097
Italy (Republic of) 0.25% 2028	15,970	18,315
Italy (Republic of) 2.80% 2028	5,828	7,849
Italy (Republic of) 1.35% 2030	1,657	2,025
American Funds Insurance Series — Capital World Bond Fund — Page 156 of 242

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Bonds, notes & other debt instruments (continued) Euros (continued)	Principal amount (000)	Value (000)
Italy (Republic of) 1.65% 2030	€7,400	$9,232
JPMorgan Chase & Co. 0.389% 2028 (3-month EUR-EURIBOR + 0.65% on 2/24/2027)[1,2]	3,208	3,729
Latvia (Republic of) 0% 2031	1,280	1,469
Lloyds Banking Group PLC 1.75% 2028 (5-year EUR-EURIBOR + 1.30% on 9/7/2023)[1]	2,400	2,873
Morocco (Kingdom of) 3.50% 2024	1,400	1,758
Morocco (Kingdom of) 1.50% 2031	4,100	4,397
Petroleos Mexicanos 5.50% 2025	2,520	3,196
Philippines (Republic of) 0.25% 2025	1,470	1,705
Philippines (Republic of) 0.70% 2029	940	1,083
Portuguese Republic 0.475% 2030	1,610	1,911
Quebec (Province of) 0.25% 2031	920	1,059
Romania 1.75% 2030	2,560	2,905
Romania 3.624% 2030	3,660	4,780
Romania 2.00% 2032	1,605	1,811
Romania 2.00% 2033	6,910	7,652
Romania 3.375% 2038	4,170	5,027
Russian Federation 2.875% 2025	3,000	3,814
Russian Federation 2.875% 2025	1,500	1,907
Serbia (Republic of) 3.125% 2027	11,497	14,651
Serbia (Republic of) 1.50% 2029	4,943	5,665
Serbia (Republic of) 2.05% 2036	2,235	2,433
Spain (Kingdom of) 2.75% 2024	2,310	2,944
Spain (Kingdom of) 0.80% 2027	2,280	2,779
Spain (Kingdom of) 1.45% 2029	1,890	2,412
Spain (Kingdom of) 1.25% 2030	4,740	5,953
Spain (Kingdom of) 0.50% 2031	4,645	5,404
Spain (Kingdom of) 2.70% 2048	850	1,311
State Grid Europe Development PLC 1.50% 2022	194	226
State Grid Overseas Investment, Ltd. 1.25% 2022	765	893
State Grid Overseas Investment, Ltd. 1.375% 2025	441	532
State Grid Overseas Investment, Ltd. 2.125% 2030	200	251
Stryker Corp. 0.25% 2024	480	562
Stryker Corp. 0.75% 2029	980	1,159
Stryker Corp. 1.00% 2031	450	537
Tunisia (Republic of) 6.75% 2023	5,209	5,274
Turkey (Republic of) 4.375% 2027	950	1,094
Ukraine 6.75% 2026	3,119	3,932
Ukraine 6.75% 2026	1,225	1,544
Ukraine 4.375% 2030	2,705	2,916
Verizon Communications, Inc. 0.375% 2029	3,470	3,993
		341,121
Japanese yen 9.68%
Export-Import Bank of India 0.59% 2022	¥400,000	3,590
Goldman Sachs Group, Inc. 2.80% 2022[2]	100,000	906
Groupe BPCE SA 0.64% 2022	400,000	3,599
Indonesia (Republic of) 0.54% 2022	100,000	900
Intesa Sanpaolo SpA 1.36% 2022	600,000	5,415
Japan, Series 18, 0.10% 2024[3]	1,028,113	9,402
Japan, Series 19, 0.10% 2024[3]	448,022	4,113
Japan, Series 20, 0.10% 2025[3]	683,400	6,253
Japan, Series 21, 0.10% 2026[3]	993,067	9,122
Japan, Series 346, 0.10% 2027	2,525,700	22,918
Japan, Series 23, 0.10% 2028[3]	961,853	8,884
Japan, Series 356, 0.10% 2029	3,529,000	31,993
American Funds Insurance Series — Capital World Bond Fund — Page 157 of 242

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Bonds, notes & other debt instruments (continued) Japanese yen (continued)	Principal amount (000)	Value (000)
Japan, Series 24, 0.10% 2029[3]	¥1,614,741	$14,950
Japan, Series 116, 2.20% 2030	576,100	6,142
Japan, Series 26, 0.005% 2031[3]	113,440	1,042
Japan, Series 362, 0.10% 2031	737,200	6,654
Japan, Series 363, 0.10% 2031	657,300	5,925
Japan, Series 145, 1.70% 2033	1,851,000	19,641
Japan, Series 152, 1.20% 2035	987,100	10,033
Japan, Series 21, 2.30% 2035	720,000	8,335
Japan, Series 173, 0.40% 2040	492,000	4,412
Japan, Series 37, 0.60% 2050	694,500	6,148
Japan, Series 70, 0.70% 2051	598,500	5,418
Philippines (Republic of) 0.001% 2024	900,000	8,037
United Mexican States 0.62% 2022	100,000	900
		204,732
Chinese yuan renminbi 9.61%
Agricultural Development Bank of China 3.75% 2029	CNY9,850	1,568
Agricultural Development Bank of China 2.96% 2030	90,980	13,711
China (People’s Republic of), Series INBK, 3.03% 2026	29,900	4,691
China (People’s Republic of), Series 1916, 3.12% 2026	70,970	11,189
China (People’s Republic of), Series INBK, 2.85% 2027	62,550	9,690
China (People’s Republic of), Series IMBK, 3.28% 2027	1,650	263
China (People’s Republic of), Series 1906, 3.29% 2029	73,800	11,738
China (People’s Republic of), Series INBK, 2.68% 2030	36,630	5,535
China (People’s Republic of), Series INBK, 3.27% 2030	58,490	9,301
China (People’s Republic of), Series 1910, 3.86% 2049	205,560	33,952
China (People’s Republic of), Series INBK, 3.39% 2050	17,330	2,629
China (People’s Republic of), Series INBK, 3.81% 2050	30,730	5,048
China Development Bank Corp., Series 1814, 4.15% 2025	20,900	3,373
China Development Bank Corp., Series 1909, 3.50% 2026	10,400	1,641
China Development Bank Corp., Series 1904, 3.68% 2026	11,700	1,856
China Development Bank Corp., Series 2009, 3.39% 2027	11,130	1,747
China Development Bank Corp., Series 2004, 3.43% 2027	192,390	30,248
China Development Bank Corp., Series 1805, 4.04% 2028	131,350	21,263
China Development Bank Corp., Series 1805, 4.88% 2028	33,380	5,643
China Development Bank Corp., Series 1905, 3.48% 2029	103,900	16,273
China Development Bank Corp., Series 2005, 3.07% 2030	78,250	11,890
		203,249
British pounds 3.16%
American Honda Finance Corp. 0.75% 2026	£1,420	1,866
France Télécom 5.375% 2050	300	638
Lloyds Banking Group PLC 7.625% 2025	655	1,076
United Kingdom 2.75% 2024	1,210	1,741
United Kingdom 0.125% 2026	4,325	5,718
United Kingdom 4.25% 2027	2,800	4,583
United Kingdom 0.375% 2030	4,970	6,355
United Kingdom 4.75% 2030	14,360	25,816
United Kingdom 0.875% 2033	3,115	4,097
United Kingdom 0.875% 2046	6,030	7,222
United Kingdom 0.625% 2050	2,805	3,093
United Kingdom 1.25% 2051	3,560	4,618
		66,823
American Funds Insurance Series — Capital World Bond Fund — Page 158 of 242

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Bonds, notes & other debt instruments (continued) Danish kroner 2.50%	Principal amount (000)	Value (000)
Nordea Kredit 0.50% 2040[4]	DKr18,838	$2,757
Nykredit Realkredit AS, Series 01E, 0.50% 2040[4]	142,167	20,805
Nykredit Realkredit AS, Series 01E, 0.50% 2043[4]	182,385	26,385
Nykredit Realkredit AS, Series 01E, 1.00% 2053[4]	20,210	2,926
		52,873
Canadian dollars 2.07%
Canada 1.00% 2022	C$1,050	834
Canada 2.25% 2025	15,900	13,169
Canada 0.25% 2026	5,800	4,425
Canada 2.25% 2029	26,105	22,030
Canada 2.75% 2048	3,500	3,218
		43,676
Mexican pesos 2.00%
Petróleos Mexicanos 7.19% 2024	MXN83,847	3,880
Petróleos Mexicanos 7.47% 2026	95,267	4,147
United Mexican States, Series M, 7.50% 2027	412,420	20,316
United Mexican States, Series M20, 8.50% 2029	140,400	7,284
United Mexican States, Series M, 7.75% 2031	58,000	2,883
United Mexican States, Series M30, 8.50% 2038	21,100	1,090
United Mexican States, Series M, 8.00% 2047	56,500	2,762
		42,362
Russian rubles 1.68%
Russian Federation 7.00% 2023	RUB430,300	5,903
Russian Federation 7.15% 2025	436,320	6,000
Russian Federation 6.90% 2029	403,750	5,468
Russian Federation 7.65% 2030	712,330	10,095
Russian Federation 5.90% 2031	79,600	999
Russian Federation 8.50% 2031	82,440	1,238
Russian Federation 7.70% 2033	295,840	4,199
Russian Federation 7.25% 2034	121,920	1,661
		35,563
Malaysian ringgits 1.44%
Malaysia (Federation of), Series 0219, 3.885% 2029	MYR24,615	6,087
Malaysia (Federation of), Series 0418, 4.893% 2038	45,447	11,915
Malaysia (Federation of), Series 0519, 3.757% 2040	40,283	9,207
Malaysia (Federation of), Series 0417, 4.895% 2047	665	171
Malaysia (Federation of), Series 0518, 4.921% 2048	3,322	874
Malaysia (Federation of), Series 0519, 4.638% 2049	4,521	1,100
Malaysia (Federation of), Series 0120, 4.065% 2050	4,652	1,072
		30,426
Australian dollars 1.04%
Australia (Commonwealth of), Series 163, 1.00% 2031	A$31,864	21,983
Indonesian rupiah 0.73%
Indonesia (Republic of), Series 84, 7.25% 2026	IDR22,733,000	1,718
Indonesia (Republic of), Series 56, 8.375% 2026	6,725,000	534
Indonesia (Republic of), Series 59, 7.00% 2027	11,000,000	825
Indonesia (Republic of), Series 78, 8.25% 2029	53,220,000	4,196
Indonesia (Republic of), Series 82, 7.00% 2030	39,572,000	2,904
American Funds Insurance Series — Capital World Bond Fund — Page 159 of 242

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Bonds, notes & other debt instruments (continued) Indonesian rupiah (continued)	Principal amount (000)	Value (000)
Indonesia (Republic of), Series 87, 6.50% 2031	IDR17,649,000	$1,248
Indonesia (Republic of), Series 74, 7.50% 2032	7,073,000	530
Indonesia (Republic of), Series 65, 6.625% 2033	17,683,000	1,242
Indonesia (Republic of), Series 68, 8.375% 2034	27,353,000	2,167
		15,364
Colombian pesos 0.62%
Colombia (Republic of), Series B, 5.75% 2027	COP14,725,000	3,639
Colombia (Republic of), Series B, 7.00% 2031	8,413,000	2,113
Colombia (Republic of), Series B, 7.25% 2050	31,167,000	7,287
		13,039
Brazilian reais 0.46%
Brazil (Federative Republic of) 6.00% 2024[3]	BRL50,574	9,702
South Korean won 0.42%
South Korea (Republic of), Series 2503, 1.50% 2025	KRW5,183,670	4,342
South Korea (Republic of), Series 2712, 2.375% 2027	5,158,930	4,440
		8,782
Indian rupees 0.38%
India (Republic of) 5.15% 2025	INR331,570	4,431
National Highways Authority of India 7.17% 2021	220,000	2,987
National Highways Authority of India 7.27% 2022	50,000	688
		8,106
Czech korunas 0.36%
Czech Republic 0% 2024	CZK72,100	3,101
Czech Republic 1.25% 2025	102,510	4,570
		7,671
Ukrainian hryvnia 0.36%
Ukraine 16.06% 2022	UAH86,536	3,405
Ukraine 17.00% 2022	60,180	2,353
Ukraine 17.25% 2022	47,384	1,830
		7,588
Polish zloty 0.33%
Poland (Republic of), Series 0725, 3.25% 2025	PLN21,220	5,743
Poland (Republic of), Series 1029, 2.75% 2029	4,900	1,306
		7,049
Norwegian kroner 0.31%
Norway (Kingdom of) 1.75% 2025	NKr56,450	6,563
Peruvian nuevos soles 0.24%
Peru (Republic of) 5.94% 2029	PEN15,395	3,746
Peru (Republic of) 6.15% 2032	5,980	1,405
		5,151
American Funds Insurance Series — Capital World Bond Fund — Page 160 of 242

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Bonds, notes & other debt instruments (continued) South African rand 0.10%	Principal amount (000)	Value (000)
South Africa (Republic of), Series R-2030, 8.00% 2030	ZAR7,920	$489
South Africa (Republic of), Series R-2048, 8.75% 2048	30,850	1,688
		2,177
Ghanaian cedi 0.08%
Ghana (Republic of) 18.85% 2023	GHS9,260	1,587
Romanian leu 0.06%
Romania 4.75% 2025	RON5,000	1,217
U.S. dollars 38.86%
180 Medical, Inc. 3.875% 2029[2]	$35	35
7-Eleven, Inc. 0.95% 2026[2]	520	511
7-Eleven, Inc. 1.80% 2031[2]	2,015	1,920
AbbVie, Inc. 2.90% 2022	1,170	1,202
AbbVie, Inc. 3.20% 2022	200	205
Abu Dhabi (Emirate of) 2.50% 2025[2]	2,195	2,313
ACE INA Holdings, Inc. 2.875% 2022	195	200
ACE INA Holdings, Inc. 3.35% 2026	195	213
ACE INA Holdings, Inc. 4.35% 2045	425	535
Advisor Group Holdings, LLC 6.25% 2028[2]	425	446
Aeropuerto International de Tocume SA 5.125% 2061[2]	660	693
Aetna, Inc. 2.80% 2023	340	352
AG Merger Sub II, Inc. 10.75% 2027[2]	311	344
Albertsons Companies, Inc. 3.50% 2029[2]	125	125
Alcoa Netherlands Holding BV 4.125% 2029[2]	75	78
Alexandria Real Estate Equities, Inc. 1.875% 2033	2,047	1,928
Allegheny Technologies, Inc. 4.875% 2029	10	10
Allegheny Technologies, Inc. 5.125% 2031	10	10
Alliant Holdings Intermediate, LLC 6.75% 2027[2]	410	425
Allied Universal Holdco LLC 9.75% 2027[2]	235	256
Allied Universal Holdco LLC 6.00% 2029[2]	300	296
Allstate Corp. 0.75% 2025	1,563	1,545
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[5,6]	650	655
Altice France SA 5.125% 2029[2]	200	196
Altria Group, Inc. 5.95% 2049	131	166
Amazon.com, Inc. 1.50% 2030	2,040	1,985
Amazon.com, Inc. 2.50% 2050	2,500	2,345
American Airlines, Inc. 5.50% 2026[2]	135	142
American Airlines, Inc. 5.75% 2029[2]	135	146
American Campus Communities, Inc. 3.75% 2023	1,810	1,885
American Campus Communities, Inc. 4.125% 2024	1,195	1,298
American Campus Communities, Inc. 3.875% 2031	514	574
American Electric Power Company, Inc. 1.00% 2025	250	247
Amgen, Inc. 1.90% 2025	580	597
Amgen, Inc. 2.20% 2027	445	461
Amipeace, Ltd. 2.50% 2024	4,100	4,292
AmWINS Group, Inc. 4.875% 2029[2]	45	46
Anglo American Capital PLC 2.25% 2028[2]	454	452
Anglo American Capital PLC 3.95% 2050[2]	521	559
Angola (Republic of) 9.50% 2025	2,400	2,649
Anheuser-Busch InBev NV 4.75% 2029	2,535	2,987
Anheuser-Busch InBev NV 4.50% 2050	2,250	2,691
American Funds Insurance Series — Capital World Bond Fund — Page 161 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Apache Corp. 4.375% 2028	$126	$136
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[2]	95	92
Apple, Inc. 3.35% 2027	1,075	1,186
Apple, Inc. 2.40% 2050	1,100	1,010
Ardagh Group SA 6.50% Cash 2027[2,7]	210	223
Aretec Escrow Issuer, Inc. 7.50% 2029[2]	300	309
Argentine Republic 0.50% 2030 (0.75% on 7/9/2023)[1]	1,921	709
Argentine Republic 1.125% 2035 (1.50% on 7/9/2022)[1]	3,025	997
Artera Services, LLC 9.033% 2025[2]	200	217
Arthur J. Gallagher & Co. 3.50% 2051	34	36
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	120	120
Ascent Resources - Utica LLC 8.25% 2028[2]	230	251
Ascent Resources - Utica LLC 5.875% 2029[2]	100	102
Associated Materials, LLC 9.00% 2025[2]	400	424
AssuredPartners, Inc. 7.00% 2025[2]	200	203
AssuredPartners, Inc. 5.625% 2029[2]	230	232
AstraZeneca Finance LLC 1.75% 2028	685	689
AstraZeneca Finance LLC 2.25% 2031	100	102
AstraZeneca PLC 3.50% 2023	2,700	2,854
AstraZeneca PLC 3.00% 2051	657	679
Atkore, Inc. 4.25% 2031[2]	25	26
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[5,6]	150	150
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[5,6]	110	112
Axiata SPV2 Bhd. 2.163% 2030	651	638
Baidu, Inc. 3.425% 2030	675	717
Bank of America Corp. 2.456% 2025 (3-month USD-LIBOR + 0.87% on 10/22/2024)[1]	847	885
Bank of America Corp. 1.734% 2027 (USD-SOFR + 0.96% on 7/22/2026)[1]	3,745	3,763
Bank of America Corp. 2.299% 2032 (USD-SOFR + 1.22% on 7/21/2031)[1]	4,780	4,715
Bausch Health Companies, Inc. 9.25% 2026[2]	275	294
Bausch Health Companies, Inc. 5.75% 2027[2]	200	210
Bausch Health Companies, Inc. 4.875% 2028[2]	185	192
Bausch Health Companies, Inc. 5.25% 2031[2]	210	193
Bayer AG 3.375% 2024[2]	840	895
Bayer US Finance II LLC 4.25% 2025[2]	203	225
Bayerische Motoren Werke AG 2.95% 2022[2]	3,675	3,730
Bayerische Motoren Werke AG 3.90% 2025[2]	900	984
Bayerische Motoren Werke AG 4.15% 2030[2]	900	1,039
Beasley Mezzanine Holdings, LLC 8.625% 2026[2]	30	31
Belarus (Republic of) 6.875% 2023	2,895	2,950
Belarus (Republic of) 7.625% 2027	2,100	2,082
Berkshire Hathaway Energy Company 2.85% 2051	300	287
Black Knight, Inc. 3.625% 2028[2]	195	196
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[2]	120	130
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[5,6]	25	25
BNP Paribas 2.159% 2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	700	694
BNP Paribas 2.871% 2032 (USD-SOFR + 1.387% on 4/19/2031)[1,2]	1,275	1,303
Boeing Company 5.15% 2030	4,000	4,697
Bombardier, Inc. 7.125% 2026[2]	175	184
Bombardier, Inc. 7.875% 2027[2]	190	197
Bombardier, Inc. 6.00% 2028[2]	90	91
Bombardier, Inc. 7.45% 2034[2]	125	147
Boyd Gaming Corp. 4.75% 2027	170	175
BP Capital Markets America, Inc. 2.939% 2051	2,280	2,160
Brandywine Operating Partnership LP 3.95% 2023	190	197
Braskem SA 4.50% 2030[2]	745	794
American Funds Insurance Series — Capital World Bond Fund — Page 162 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Brightstar Escrow Corp. 9.75% 2025[2]	$180	$193
British American Tobacco PLC 2.789% 2024	1,150	1,210
British American Tobacco PLC 3.215% 2026	955	1,019
British American Tobacco PLC 3.557% 2027	1,545	1,666
British American Tobacco PLC 3.462% 2029	1,150	1,212
British American Tobacco PLC 4.758% 2049	894	968
Broadcom, Inc. 3.15% 2025	212	227
Broadcom, Inc. 4.15% 2030	1,450	1,607
Broadcom, Inc. 3.419% 2033[2]	698	723
Broadcom, Inc. 3.469% 2034[2]	48	49
Broadcom, Inc. 3.75% 2051[2]	926	926
Brookfield Property REIT, Inc. 5.75% 2026[2]	200	208
BWX Technologies, Inc. 4.125% 2029[2]	185	190
Caesars Entertainment, Inc. 6.25% 2025[2]	50	53
Caesars Entertainment, Inc. 4.625% 2029[2]	40	41
California Resources Corp. 7.125% 2026[2]	100	106
Canadian Natural Resources, Ltd. 2.95% 2030	2,343	2,429
Carnival Corp. 11.50% 2023[2]	440	492
Carnival Corp. 4.00% 2028[2]	175	177
Carrier Global Corp. 2.242% 2025	530	549
Carvana Co. 5.50% 2027[2]	10	10
Carvana Co. 4.875% 2029[2]	145	144
Catalent Pharma Solutions, Inc. 3.50% 2030[2]	25	25
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	2,650	2,904
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[2]	575	594
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[2]	165	173
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[2]	200	204
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[2]	282	287
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[2]	125	124
CEC Entertainment, Inc. 6.75% 2026[2]	135	136
Centene Corp. 4.25% 2027	100	105
Centene Corp. 2.45% 2028	40	40
Centene Corp. 4.625% 2029	375	409
Centene Corp. 2.50% 2031	155	153
Centene Corp. 2.625% 2031	155	154
Centerfield Media Parent, Inc. 6.625% 2026[2]	60	62
Central Garden & Pet Co. 4.125% 2030	99	101
Central Garden & Pet Co. 4.125% 2031[2]	120	122
Charles River Laboratories International, Inc. 4.25% 2028[2]	80	83
Cheniere Energy Partners LP 4.50% 2029	210	224
Cheniere Energy Partners LP 4.00% 2031[2]	100	105
Cheniere Energy Partners LP 3.25% 2032[2]	66	66
Chesapeake Energy Corp. 4.875% 2022[8]	915	27
Chesapeake Energy Corp. 5.50% 2026[2]	100	105
Chesapeake Energy Corp. 5.875% 2029[2]	85	91
China Construction Bank Corp. (Hong Kong Branch) 1.00% 2023	6,000	6,032
Cigna Corp. 4.125% 2025	830	923
Cigna Corp. 2.40% 2030	380	387
Cigna Corp. 2.375% 2031	2,977	3,007
Citigroup, Inc. 0.981% 2025 (USD-SOFR + 0.669% on 5/1/2024)[1]	808	811
Citigroup, Inc. 3.106% 2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	4,500	4,779
Clarivate Science Holdings Corp. 3.875% 2028[2]	65	65
Cleveland-Cliffs, Inc. 9.875% 2025[2]	171	196
Cleveland-Cliffs, Inc. 6.75% 2026[2]	105	112
Cleveland-Cliffs, Inc. 4.875% 2031[2]	140	145
American Funds Insurance Series — Capital World Bond Fund — Page 163 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
CMS Energy Corp. 3.875% 2024	$100	$106
CMS Energy Corp. 3.00% 2026	1,200	1,278
CNX Resources Corp. 7.25% 2027[2]	210	224
CNX Resources Corp. 6.00% 2029[2]	120	127
Cogent Communications Group, Inc. 3.50% 2026[2]	260	264
Coinbase Global, Inc. 3.375% 2028[2]	125	120
Coinbase Global, Inc. 3.625% 2031[2]	125	119
Colombia (Republic of) 3.875% 2027	350	363
Comcast Corp. 3.95% 2025	2,610	2,897
Commonwealth Bank of Australia 2.688% 2031[2]	4,650	4,639
Compass Diversified Holdings 5.25% 2029[2]	300	314
Comstock Resources, Inc. 6.75% 2029[2]	140	151
Comstock Resources, Inc. 5.875% 2030[2]	85	89
Constellation Oil Services Holding SA 10.00% PIK 2024[2,7,8]	2,741	851
Constellium SE 3.75% 2029[2]	125	122
Consumers Energy Co. 3.375% 2023	345	362
Convey Park Energy LLC 7.50% 2025[2]	125	130
CoreCivic, Inc. 8.25% 2026	47	48
CoreLogic, Inc. 4.50% 2028[2]	304	302
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[5,6]	100	103
Corporate Office Properties LP 2.75% 2031	1,212	1,226
Costa Rica (Republic of) 6.125% 2031[2]	640	658
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[2]	400	426
Crédit Agricole SA 4.375% 2025[2]	1,100	1,201
Crédit Agricole SA 1.907% 2026 (USD-SOFR + 1.676% on 6/16/2025)[1,2]	2,675	2,727
Credit Suisse Group AG 2.95% 2025	875	928
Credit Suisse Group AG 3.091% 2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	1,000	1,023
Crestwood Midstream Partners LP 6.00% 2029[2]	85	89
Crown Castle International Corp. 2.50% 2031	767	767
CSX Corp. 3.80% 2050	75	85
CSX Corp. 2.50% 2051	1,075	979
CVR Partners LP 9.25% 2023[2]	29	29
CVR Partners LP 6.125% 2028[2]	120	126
CVS Health Corp. 3.50% 2022	430	439
CVS Health Corp. 3.70% 2023	97	101
Dana, Inc. 4.25% 2030	10	10
Danske Bank AS 2.70% 2022[2]	1,400	1,414
Danske Bank AS 3.875% 2023[2]	1,675	1,773
Dell International LLC / EMC Corp. 8.10% 2036	50	76
Dell International LLC / EMC Corp. 8.35% 2046	46	75
Deluxe Corp. 8.00% 2029[2]	20	21
Deutsche Bank AG 2.129% 2026 (USD-SOFR + 1.87% on 11/24/2025)[1]	850	864
Deutsche Bank AG 3.547% 2031 (USD-SOFR + 3.043% on 9/18/2030)[1]	1,500	1,602
Deutsche Telekom International Finance BV 2.82% 2022[2]	1,675	1,684
Deutsche Telekom International Finance BV 9.25% 2032	930	1,523
Diamond (BC) BV 4.625% 2029[2]	10	10
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[2,6,7]	30	30
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[6,7]	27	27
Diamond Sports Group LLC 6.625% 2027[2]	385	169
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[5,6]	108	108
Diebold Nixdorf, Inc. 9.375% 2025[2]	320	351
Diebold, Inc. 8.50% 2024	150	153
DIRECTV Financing LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[5,6]	115	115
American Funds Insurance Series — Capital World Bond Fund — Page 164 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[2]	$180	$188
Discovery Communications, Inc. 3.625% 2030	468	508
Dominican Republic 5.50% 2025[2]	1,375	1,506
Dominican Republic 8.625% 2027[2]	225	272
Dominican Republic 6.40% 2049[2]	1,613	1,711
DT Midstream, Inc. 4.125% 2029[2]	105	107
Duke Energy Corp. 3.75% 2024	550	587
Duke Energy Progress, Inc. 2.00% 2031	2,360	2,320
Duke Energy Progress, LLC 3.70% 2028	1,225	1,367
Edison International 5.75% 2027	370	426
Edison International 4.125% 2028	2,390	2,551
Egypt (Arab Republic of) 7.50% 2027[2]	2,200	2,331
Electricité de France SA 4.875% 2038[2]	795	977
EMD Finance LLC 2.95% 2022[2]	225	227
EMD Finance LLC 3.25% 2025[2]	2,924	3,118
Empresas Publicas de Medellin ESP 4.25% 2029[2]	1,030	1,027
Enbridge, Inc. 4.00% 2023	600	636
Enbridge, Inc. 2.50% 2025	900	938
Enbridge, Inc. 4.25% 2026	655	737
Enbridge, Inc. 3.70% 2027	754	829
Enbridge, Inc. 3.40% 2051	464	469
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[2]	292	209
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[2]	225	225
Enel Finance International SA 3.625% 2027[2]	2,375	2,631
Enel Finance International SA 3.50% 2028[2]	1,800	1,971
Energy Transfer Operating LP 5.00% 2050	5,502	6,359
Energy Transfer Partners LP 4.20% 2027	110	122
Energy Transfer Partners LP 6.00% 2048	70	89
Energy Transfer Partners LP 6.25% 2049	910	1,198
ENN Energy Holdings, Ltd. 2.625% 2030[2]	2,982	2,960
Entergy Corp. 0.90% 2025	750	738
Entergy Texas, Inc. 1.75% 2031	525	498
EQM Midstream Partners LP 6.50% 2027[2]	220	248
EQT Corp. 7.50% 2030[1]	50	64
Equinix, Inc. 1.80% 2027	1,145	1,152
Equinix, Inc. 2.15% 2030	9,390	9,216
Essex Portfolio LP 3.50% 2025	2,835	3,053
Essex Portfolio LP 3.375% 2026	885	955
European Investment Bank 2.25% 2022	700	707
Exelon Corp., junior subordinated, 3.497% 2022[1]	525	534
Export-Import Bank of India 3.25% 2030	3,489	3,548
Fannie Mae Pool #MA2754 3.00% 2026[4]	108	113
Fannie Mae Pool #AP7888 3.50% 2042[4]	431	471
Fannie Mae Pool #AQ0770 3.50% 2042[4]	149	164
Fannie Mae Pool #AO4151 3.50% 2042[4]	141	153
Fannie Mae, Series 2012-M17, Class A2, Multi Family, 2.184% 2022[4]	805	816
Fertitta Entertainment, Inc. 6.75% 2024[2]	150	150
First Quantum Minerals, Ltd. 6.875% 2026[2]	325	338
First Quantum Minerals, Ltd. 6.875% 2027[2]	440	466
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[2]	155	153
FirstEnergy Corp. 4.40% 2027[1]	1,800	1,976
FirstEnergy Transmission LLC 2.866% 2028[2]	2,325	2,429
FMG Resources 4.375% 2031[2]	220	228
Foot Locker, Inc. 4.00% 2029[2]	40	40
Ford Motor Credit Company LLC 3.81% 2024	290	300
American Funds Insurance Series — Capital World Bond Fund — Page 165 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 5.125% 2025	$1,035	$1,126
Ford Motor Credit Company LLC 3.815% 2027	275	286
Ford Motor Credit Company LLC 2.90% 2028	200	200
Ford Motor Credit Company LLC 4.00% 2030	125	130
France Télécom 9.00% 2031[1]	2,434	3,792
Freddie Mac Pool #ZS8588 3.00% 2030[4]	68	72
Freedom Mortgage Corp. 7.625% 2026[2]	90	92
Freeport-McMoRan, Inc. 5.45% 2043	100	123
Fresnillo PLC 4.25% 2050[2]	973	1,010
Front Range BidCo, Inc. 6.125% 2028[2]	200	203
Frontier Communications Corp. 5.875% 2027[2]	125	133
Frontier Communications Corp. 5.00% 2028[2]	125	131
Frontier Communications Holdings, LLC 5.875% 2029	400	405
FS Energy and Power Fund 7.50% 2023[2]	545	566
FXI Holdings, Inc. 7.875% 2024[2]	150	153
FXI Holdings, Inc. 12.25% 2026[2]	522	593
General Motors Company 6.125% 2025	117	137
General Motors Financial Co. 1.05% 2024	725	728
General Motors Financial Co. 2.40% 2028	2,250	2,271
Genesis Energy, LP 8.00% 2027	225	228
Georgia (Repulbic of) 2.75% 2026[2]	400	406
Glencore Funding LLC 1.625% 2026[2]	2,838	2,826
Global Payments, Inc. 2.90% 2030	683	705
Gol Finance SA 8.00% 2026[2]	70	71
Goldman Sachs Group, Inc. 2.905% 2023 (3-month USD-LIBOR + 0.99% on 7/24/2022)[1]	1,200	1,223
Goldman Sachs Group, Inc. 1.542% 2027 (USD-SOFR + 0.818% on 9/10/2026)[1]	1,080	1,076
Goldman Sachs Group, Inc. 2.383% 2032 (USD-SOFR + 1.248% on 7/21/2031)[1]	726	719
Goldman Sachs Group, Inc. 2.615% 2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	2,510	2,542
GPC Merger Sub, Inc. 7.125% 2028[2]	75	80
GPS Hospitality Holding Co. LLC 7.00% 2028[2]	30	30
Groupe BPCE SA 5.15% 2024[2]	1,800	1,990
Grupo Energia Bogota SA ESP 4.875% 2030[2]	660	748
Guara Norte SARL 5.198% 2034[2]	196	198
Harsco Corp. 5.75% 2027[2]	235	244
Harvest Midstream I, LP 7.50% 2028[2]	60	64
HCA, Inc. 5.625% 2028	210	250
HCA, Inc. 5.25% 2049	170	217
Hexion, Inc. 7.875% 2027[2]	320	342
Hightower Holding, LLC 6.75% 2029[2]	285	292
Hilcorp Energy I, LP 5.75% 2029[2]	45	46
Hilton Grand Vacations Borrower 5.00% 2029[2]	350	357
Hilton Worldwide Holdings, Inc. 4.00% 2031[2]	85	86
Howard Hughes Corp. 5.375% 2028[2]	395	417
Howard Hughes Corp. 4.125% 2029[2]	205	206
Howard Hughes Corp. 4.375% 2031[2]	130	131
HSBC Holdings PLC 3.033% 2023 (3-month USD-LIBOR + 0.923% on 11/12/2022)[1]	430	442
HSBC Holdings PLC 2.633% 2025 (3-month USD-LIBOR + 1.14% on 11/7/2024)[1]	305	318
HSBC Holdings PLC 4.292% 2026 (3-month USD-LIBOR + 1.348% on 9/12/2025)[1]	4,172	4,604
HSBC Holdings PLC 2.357% 2031 (USD-SOFR + 1.947% on 8/18/2030)[1]	1,032	1,021
Huarong Finance 2017 Co., Ltd. (3-month USD-LIBOR + 0.185%) 1.979% 2022[6]	3,080	2,999
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.125%) 1.253% 2023[6]	746	687
Huarong Finance 2019 Co., Ltd. (3-month USD-LIBOR + 1.25%) 1.372% 2025[6]	363	316
Huarong Finance 2017 Co., Ltd. 4.75% 2027	1,448	1,368
Huarong Finance II Co., Ltd. 5.00% 2025	1,007	984
Huarong Finance II Co., Ltd. 5.50% 2025	880	873
American Funds Insurance Series — Capital World Bond Fund — Page 166 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Huarong Finance II Co., Ltd. 4.875% 2026	$771	$747
HUB International, Ltd. 7.00% 2026[2]	275	285
Hungary (Republic of) 2.125% 2031[2]	5,050	4,981
Hungary (Republic of) 3.125% 2051[2]	1,255	1,238
Hyundai Capital America 3.25% 2022[2]	250	256
Hyundai Capital America 0.875% 2024[2]	1,200	1,194
Hyundai Capital America 1.50% 2026[2]	1,150	1,138
Hyundai Capital America 1.65% 2026[2]	1,800	1,785
Hyundai Capital America 2.375% 2027[2]	1,284	1,302
Hyundai Capital America 2.00% 2028[2]	600	590
Hyundai Capital Services, Inc. 3.75% 2023[2]	2,450	2,552
Imperial Tobacco Finance PLC 3.50% 2023[2]	2,000	2,059
Independence Energy Finance LLC 7.25% 2026[2]	150	155
Ingles Markets, Inc. 4.00% 2031[2]	255	259
International Game Technology PLC 6.50% 2025[2]	300	335
Intesa Sanpaolo SpA 5.017% 2024[2]	3,270	3,532
Iraq (Republic of) 6.752% 2023[2]	545	555
Iron Mountain, Inc. 5.25% 2030[2]	175	186
Israel (State of) 2.50% 2030	3,850	4,027
Israel (State of) 2.75% 2030	1,135	1,208
Israel (State of) 3.375% 2050	1,470	1,562
Israel (State of) 3.875% 2050	795	908
JPMorgan Chase & Co. 1.045% 2026 (USD-SOFR + 0.80% on 11/19/2025)[1]	6,710	6,611
JPMorgan Chase & Co. 1.578% 2027 (USD-SOFR + 0.885% on 4/22/2026)[1]	1,722	1,727
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[5,6]	65	65
KB Home 6.875% 2027	50	60
Kennedy-Wilson Holdings, Inc. 4.75% 2029	205	209
Kennedy-Wilson Holdings, Inc. 4.75% 2030	120	122
Kennedy-Wilson Holdings, Inc. 5.00% 2031	80	82
Kenya (Republic of) 6.875% 2024	1,300	1,427
Keurig Dr Pepper, Inc. 4.597% 2028	2,740	3,183
Keurig Dr Pepper, Inc. 3.20% 2030	146	157
Keurig Dr Pepper, Inc. 5.085% 2048	1,075	1,428
Kimberly-Clark Corp. 1.05% 2027	770	760
Kimberly-Clark Corp. 3.10% 2030	110	121
Kraft Heinz Company 3.875% 2027	110	120
Kraft Heinz Company 5.00% 2042	250	307
Kraft Heinz Company 4.375% 2046	740	844
Kronos Acquisition Holdings, Inc. 5.00% 2026[2]	95	95
Kronos Acquisition Holdings, Inc. 7.00% 2027[2]	225	216
Kuwait (State of) 2.75% 2022[2]	3,550	3,588
LCM Investments Holdings II, LLC 4.875% 2029[2]	9	9
LD Holdings Group LLC 6.125% 2028[2]	41	39
Ligado Networks LLC 15.50% PIK 2023[2,7]	243	236
Lima Metro Line 2 Finance, Ltd. 5.875% 2034[2]	1,014	1,188
Lima Metro Line 2 Finance, Ltd. 5.875% 2034	694	814
Lima Metro Line 2 Finance, Ltd. 4.35% 2036[2]	623	667
Limited Brands, Inc. 6.625% 2030[2]	75	85
Limited Brands, Inc. 6.875% 2035	25	31
Lloyds Banking Group PLC 1.326% 2023 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 6/15/2022)[1]	1,825	1,837
Lloyds Banking Group PLC 1.627% 2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 5/11/2026)[1]	7,000	6,997
LPL Holdings, Inc. 4.625% 2027[2]	270	280
LPL Holdings, Inc. 4.375% 2031[2]	110	115
American Funds Insurance Series — Capital World Bond Fund — Page 167 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
LSB Industries, Inc. 9.625% 2023[2]	$760	$792
LSB Industries, Inc. 6.25% 2028[2]	100	101
LSC Communications, Inc. 8.75% 2023[2,8,9,10]	431	10
LSF9 Atlantis Holdings LLC / Victra Finance Corp. 7.75% 2026[2]	45	47
Mallinckrodt PLC 10.00% 2025[2]	990	1,068
Masco Corp. 1.50% 2028	791	770
Match Group Holdings II, LLC 3.625% 2031[2]	50	49
Medical Properties Trust, Inc. 3.50% 2031	155	158
Medtronic, Inc. 3.50% 2025	1,091	1,184
Meituan Dianping 2.125% 2025	1,730	1,681
Mercer International, Inc. 5.125% 2029	130	133
Methanex Corp. 5.125% 2027	40	43
Methanex Corp. 5.65% 2044	80	86
Mexico City Airport Trust 5.50% 2047	432	442
MicroStrategy, Inc. 6.125% 2028[2]	50	51
Midas Intermediate Holdco II, LLC 7.875% 2022[2]	15	12
Midas OpCo Holdings LLC 5.625% 2029[2]	140	145
Mohegan Gaming & Entertainment 8.00% 2026[2]	315	329
Molina Healthcare, Inc. 3.875% 2030[2]	75	78
MoneyGram International, Inc. 5.375% 2026[2]	60	61
Morgan Stanley 1.593% 2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	2,164	2,172
Morgan Stanley 1.928% 2032 (USD-SOFR + 1.02% on 4/28/2031)[1]	1,396	1,340
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[5,6]	20	20
Mozart Debt Merger Sub, Inc. 3.875% 2029[2]	60	60
Mozart Debt Merger Sub, Inc. 5.25% 2029[2]	185	185
MPLX LP 2.65% 2030	837	841
MPLX LP 5.50% 2049	1,900	2,413
MSCI, Inc. 3.625% 2031[2]	150	156
MSCI, Inc. 3.875% 2031[2]	265	278
National Financial Partners Corp. 6.875% 2028[2]	210	215
Nationstar Mortgage Holdings, Inc. 5.125% 2030[2]	135	135
Navient Corp. 5.50% 2023	375	392
Navient Corp. 5.875% 2024	530	566
Navient Corp. 6.125% 2024	100	107
Navient Corp. 4.875% 2028	80	81
NCL Corp., Ltd. 3.625% 2024[2]	280	266
NCL Corp., Ltd. 5.875% 2026[2]	115	118
NCR Corp. 5.125% 2029[2]	220	227
Neiman Marcus Group, LLC 7.125% 2026[2]	190	202
Nestle Holdings, Inc. 1.50% 2028[2]	4,330	4,282
Netflix, Inc. 4.875% 2028	150	173
Netflix, Inc. 4.875% 2030[2]	225	265
New Fortress Energy, Inc. 6.75% 2025[2]	50	48
New Fortress Energy, Inc. 6.50% 2026[2]	425	407
New York Life Global Funding 1.20% 2030[2]	2,725	2,557
Newcrest Finance Pty, Ltd. 3.25% 2030[2]	909	967
Newell Rubbermaid, Inc. 4.70% 2026	100	110
Newell Rubbermaid, Inc. 5.875% 2036[1]	100	124
Nexstar Broadcasting, Inc. 4.75% 2028[2]	125	130
Nexstar Escrow Corp. 5.625% 2027[2]	100	106
NGL Energy Operating LLC 7.50% 2026[2]	275	281
NGL Energy Partners LP 7.50% 2023	300	292
Niagara Mohawk Power Corp. 3.508% 2024[2]	180	192
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[2]	210	218
NIKE, Inc. 3.375% 2050	602	673
American Funds Insurance Series — Capital World Bond Fund — Page 168 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Northern Oil and Gas, Inc. 8.125% 2028[2]	$165	$177
NorthRiver Midstream Finance LP 5.625% 2026[2]	105	109
Nova Chemicals Corp. 5.25% 2027[2]	20	21
Nova Chemicals Corp. 4.25% 2029[2]	5	5
Novelis Corp. 3.25% 2026[2]	115	117
Novelis Corp. 4.75% 2030[2]	145	153
Novelis Corp. 3.875% 2031[2]	20	20
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[2]	120	125
Oasis Petroleum, Inc. 6.375% 2026[2]	35	37
Occidental Petroleum Corp. 5.875% 2025	240	269
Occidental Petroleum Corp. 6.375% 2028	234	274
Occidental Petroleum Corp. 6.125% 2031	50	60
State of Ohio, Turnpike and Infrastructure Commission, Turnpike Rev. Ref. Bonds (Infrastructure Projects), Series 2020-A, 3.216% 2048	1,410	1,449
Oleoducto Central SA 4.00% 2027[2]	2,535	2,614
Oleoducto Central SA 4.00% 2027	630	650
ONEOK, Inc. 6.35% 2031	31	40
ONEOK, Inc. 4.95% 2047	111	132
ONEOK, Inc. 5.20% 2048	1,378	1,671
ONEOK, Inc. 4.45% 2049	3,510	3,931
ONEOK, Inc. 7.15% 2051	355	515
Oracle Corp. 2.65% 2026	2,327	2,454
Oracle Corp. 3.25% 2027	1,880	2,041
Oracle Corp. 3.60% 2050	980	983
Oracle Corp. 3.95% 2051	122	129
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[2,4,6]	542	545
Oversea-Chinese Banking Corp., Ltd. 1.832% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.58% on 9/10/2025)[1,2]	1,416	1,414
Owens & Minor, Inc. 4.375% 2024	360	383
Pacific Gas and Electric Co. 2.95% 2026	590	606
Pacific Gas and Electric Co. 2.10% 2027	9,935	9,702
Pacific Gas and Electric Co. 3.30% 2027	659	685
Pacific Gas and Electric Co. 4.65% 2028	542	593
Pacific Gas and Electric Co. 3.25% 2031	930	928
Pacific Gas and Electric Co. 3.30% 2040	6,850	6,331
Pacific Gas and Electric Co. 3.50% 2050	931	849
Pakistan (Islamic Republic of) 5.50% 2021[2]	3,535	3,536
Pakistan (Islamic Republic of) 5.625% 2022	5,330	5,462
Panama (Republic of) 3.75% 2026[2]	1,440	1,549
Panther BF Aggregator 2, LP 6.25% 2026[2]	49	52
Panther BF Aggregator 2, LP 8.50% 2027[2]	100	107
Paraguay (Republic of) 4.625% 2023	947	987
Paraguay (Republic of) 5.00% 2026	235	262
Paraguay (Republic of) 4.70% 2027[2]	350	389
Paraguay (Republic of) 5.60% 2048[2]	2,340	2,720
Paraguay (Republic of) 5.40% 2050[2]	1,510	1,740
Park Intermediate Holdings LLC 4.875% 2029[2]	80	82
Party City Holdings, Inc. 8.75% 2026[2]	75	79
Peru (Republic of) 2.392% 2026	500	511
Petróleos Mexicanos 4.625% 2023	1,200	1,249
Petróleos Mexicanos 6.875% 2025[2]	1,340	1,469
Petróleos Mexicanos 6.875% 2026	4,260	4,639
Petróleos Mexicanos 6.50% 2029	85	88
Petróleos Mexicanos 6.84% 2030	1,651	1,708
Petróleos Mexicanos 7.69% 2050	75	71
American Funds Insurance Series — Capital World Bond Fund — Page 169 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Petróleos Mexicanos 6.95% 2060	$201	$176
PETRONAS Capital, Ltd. 3.50% 2030[2]	605	656
PG&E Corp. 5.00% 2028	85	87
PG&E Corp. 5.25% 2030	125	128
PGT Innovations, Inc. 4.375% 2029[2]	20	20
Philip Morris International, Inc. 2.10% 2030	634	630
Plains All American Pipeline LP 3.80% 2030	352	376
Post Holdings, Inc. 4.625% 2030[2]	474	478
Power Financial Corp., Ltd. 3.35% 2031	1,870	1,833
Precision Drilling Corp. 7.125% 2026[2]	75	77
Procter & Gamble Company 3.00% 2030	338	370
Progress Energy, Inc. 7.75% 2031	150	211
PT Bank Negara Indonesia (Persero) Tbk 3.75% 2026	2,940	3,023
PT Indofood CBP Sukses Makmur Tbk 3.398% 2031	1,795	1,817
PT Indonesia Asahan Aluminium Tbk 5.23% 2021[2]	555	558
PT Indonesia Asahan Aluminium Tbk 5.71% 2023	960	1,050
PT Indonesia Asahan Aluminium Tbk 5.45% 2030[2]	500	576
PTT Exploration and Production PCL 2.587% 2027[2]	200	207
Public Service Electric and Gas Co. 2.05% 2050	415	358
Puget Energy, Inc. 5.625% 2022	480	493
Qatar (State of) 3.40% 2025[2]	4,805	5,183
Qatar (State of) 5.103% 2048[2]	530	704
Qatar Petroleum 1.375% 2026[2]	1,325	1,317
Qatar Petroleum 3.125% 2041[2]	3,255	3,260
Qatar Petroleum 3.30% 2051[2]	1,045	1,058
Rabobank Nederland 4.625% 2023	2,180	2,363
Radiology Partners, Inc. 9.25% 2028[2]	220	237
Range Resources Corp. 8.25% 2029[2]	55	62
Raptor Acquisition Corp. 4.875% 2026[2]	310	317
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[5,6]	90	90
Real Hero Merger Sub 2, Inc. 6.25% 2029[2]	25	26
Realogy Corp. 5.75% 2029[2]	160	166
Reynolds American, Inc. 4.45% 2025	2,115	2,333
RLJ Lodging Trust, LP 4.00% 2029[2]	35	35
Rockcliff Energy II LLC 5.50% 2029[2]	25	25
Roller Bearing Company of America, Inc. 4.375% 2029[2]	20	21
Royal Bank of Canada 0.875% 2026	4,660	4,589
Royal Bank of Canada 1.20% 2026	2,200	2,187
Royal Caribbean Cruises, Ltd. 11.50% 2025[2]	57	65
RP Escrow Issuer, LLC 5.25% 2025[2]	75	77
Russian Federation 4.25% 2027	1,400	1,562
Russian Federation 4.375% 2029	2,800	3,176
SA Global Sukuk, Ltd. 0.946% 2024[2]	1,530	1,517
SA Global Sukuk, Ltd. 1.602% 2026[2]	835	831
SA Global Sukuk, Ltd. 2.694% 2031[2]	1,725	1,743
Sabine Pass Liquefaction, LLC 4.50% 2030	88	102
Santander Holdings USA, Inc. 3.244% 2026	3,750	4,009
Saudi Arabia (Kingdom of) 2.894% 2022[2]	1,900	1,925
Saudi Arabia (Kingdom of) 2.90% 2025	2,000	2,131
Saudi Arabia (Kingdom of) 3.628% 2027[2]	1,900	2,083
Saudi Arabia (Kingdom of) 3.625% 2028[2]	3,840	4,223
Saudi Arabian Oil Co. 1.625% 2025[2]	430	431
Scentre Group 3.50% 2025[2]	210	224
Scentre Group 3.75% 2027[2]	110	121
American Funds Insurance Series — Capital World Bond Fund — Page 170 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Scientific Games Corp. 8.25% 2026[2]	$375	$398
Scientific Games Corp. 7.25% 2029[2]	25	28
SCIH Salt Holdings, Inc. 4.875% 2028[2]	115	116
SCIH Salt Holdings, Inc. 6.625% 2029[2]	65	63
Scotts Miracle-Gro Co. 4.50% 2029	115	120
Scotts Miracle-Gro Co. 4.375% 2032[2]	75	76
Service Properties Trust 5.50% 2027	85	91
ServiceNow, Inc. 1.40% 2030	1,830	1,718
Simmons Foods, Inc. 4.625% 2029[2]	160	161
Sirius XM Radio, Inc. 3.125% 2026[2]	80	81
Sirius XM Radio, Inc. 4.00% 2028[2]	225	229
Sirius XM Radio, Inc. 3.875% 2031[2]	100	98
SK hynix, Inc. 1.50% 2026[2]	1,343	1,326
Skandinaviska Enskilda Banken AB 2.80% 2022	2,100	2,125
SM Energy Co. 6.50% 2028	50	52
Southern California Edison Co. 2.85% 2029	200	208
Southwestern Energy Co. 6.45% 2025[1]	130	143
Southwestern Energy Co. 7.75% 2027	25	27
Southwestern Energy Co. 8.375% 2028	40	45
Southwestern Energy Co. 5.375% 2030	185	200
Sprint Corp. 7.625% 2026	180	218
Square, Inc. 2.75% 2026[2]	125	127
Sri Lanka (Democratic Socialist Republic of) 5.75% 2022	9,830	8,847
Sri Lanka (Democratic Socialist Republic of) 5.75% 2023	2,890	1,919
State Grid Overseas Investment, Ltd. 3.50% 2027[2]	5,600	6,155
Stellantis Finance US, Inc. 1.711% 2027[2]	1,900	1,895
Stellantis Finance US, Inc. 2.691% 2031[2]	225	223
Stericycle, Inc. 3.875% 2029[2]	225	227
Sunoco Logistics Operating Partners LP 4.00% 2027	1,490	1,645
Sunoco LP 4.50% 2029	145	147
Surgery Center Holdings 10.00% 2027[2]	210	227
Swiss Re Finance (Luxembourg) SA 5.00% 2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,2]	800	920
Talen Energy Corp. 10.50% 2026[2]	125	69
Talen Energy Corp. 7.25% 2027[2]	335	317
Targa Resources Partners LP 5.50% 2030	210	230
Targa Resources Partners LP 4.875% 2031	90	97
Teekay Offshore Partners LP 8.50% 2023[2,9,10]	555	505
Tencent Holdings, Ltd. 3.24% 2050[2]	3,450	3,253
Tencent Music Entertainment Group 2.00% 2030	610	575
Tenet Healthcare Corp. 4.875% 2026[2]	355	368
Teva Pharmaceutical Finance Co. BV 2.80% 2023	4,361	4,340
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,600	4,847
Teva Pharmaceutical Finance Co. BV 7.125% 2025	3,710	4,062
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,900	2,780
State of Texas, Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 2052	1,780	1,841
Thermo Fisher Scientific, Inc. 4.133% 2025	1,170	1,288
T-Mobile US, Inc. 2.625% 2026	150	154
TopBuild Corp. 4.125% 2032[2]	100	101
Toronto-Dominion Bank 1.25% 2026	2,836	2,817
Total Capital International 3.127% 2050	804	810
Toyota Motor Credit Corp. 3.375% 2030	453	503
TransCanada PipeLines, Ltd. 4.10% 2030	1,342	1,523
TransDigm, Inc. 5.50% 2027	65	67
American Funds Insurance Series — Capital World Bond Fund — Page 171 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
TransDigm, Inc. 4.625% 2029	$115	$115
Transocean Guardian, Ltd. 5.875% 2024[2]	37	37
Transocean Poseidon, Ltd. 6.875% 2027[2]	130	130
Transocean, Inc. 6.125% 2025[2]	80	81
Transocean, Inc. 7.25% 2025[2]	90	75
Transocean, Inc. 8.00% 2027[2]	80	63
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[5,6]	25	25
Turkey (Republic of) 6.25% 2022	1,880	1,945
Turkey (Republic of) 5.75% 2024	2,500	2,562
Turkey (Republic of) 6.35% 2024	2,220	2,301
U.S. Treasury 0.125% 2022	12,340	12,343
U.S. Treasury 0.125% 2023	12,320	12,316
U.S. Treasury 2.625% 2023	6,900	7,140
U.S. Treasury 0.375% 2024	12,920	12,875
U.S. Treasury 1.875% 2024	4,515	4,695
U.S. Treasury 0.25% 2025[11]	30,740	30,121
U.S. Treasury 2.875% 2025	5,400	5,854
U.S. Treasury 0.50% 2026	7,453	7,329
U.S. Treasury 0.75% 2026	4,361	4,315
U.S. Treasury 1.25% 2031	12,104	11,812
U.S. Treasury 1.125% 2040	9,170	7,924
U.S. Treasury 1.75% 2041	6,050	5,780
U.S. Treasury 1.875% 2041[11]	23,490	22,970
U.S. Treasury 2.75% 2047	1,625	1,846
U.S. Treasury 3.00% 2048	5,045	6,010
U.S. Treasury 1.25% 2050	2,100	1,717
U.S. Treasury 1.625% 2050[11]	2,580	2,317
U.S. Treasury 2.00% 2051	2,495	2,449
U.S. Treasury 2.375% 2051	5,995	6,394
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,440	10,590
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	10,135	10,385
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	3,921	4,295
UBS Group AG 1.008% 2024 (5-year UST Yield Curve Rate T Note Constant Maturity + 0.83% on 7/30/2023)[1,2]	1,950	1,963
UKG, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2026[5,6]	317	318
Ukraine 7.75% 2022	4,460	4,652
UniCredit SpA 3.75% 2022[2]	1,750	1,779
Uniform Mortgage-Backed Security 1.50% 2036[4,12]	4,897	4,932
Uniform Mortgage-Backed Security 3.00% 2036[4,12]	17	18
Uniform Mortgage-Backed Security 2.50% 2051[4,12]	23,340	24,021
Uniform Mortgage-Backed Security 3.00% 2051[4,12]	6,475	6,776
Uniform Mortgage-Backed Security 3.00% 2051[4,12]	3,815	3,987
Unifrax Escrow Issuer Corp. 5.25% 2028[2]	35	35
United Mexican States 3.25% 2030	2,685	2,756
United Technologies Corp. 4.125% 2028	1,900	2,164
Univision Communications, Inc. 6.625% 2027[2]	85	92
Univision Communications, Inc. 4.50% 2029[2]	290	295
Valeant Pharmaceuticals International, Inc. 6.125% 2025[2]	51	52
Valvoline, Inc. 3.625% 2031[2]	130	129
Venator Materials Corp. 5.75% 2025[2]	190	180
Venator Materials Corp. 9.50% 2025[2]	225	249
Venture Global Calcasieu Pass, LLC 3.875% 2029[2]	245	253
Venture Global Calcasieu Pass, LLC 4.125% 2031[2]	230	240
Verizon Communications, Inc. 3.15% 2030	575	615
Verizon Communications, Inc. 2.55% 2031	2,100	2,127
American Funds Insurance Series — Capital World Bond Fund — Page 172 of 242

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Bonds, notes & other debt instruments (continued) U.S. dollars (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 3.40% 2041	$3,460	$3,617
Viavi Solutions, Inc. 3.75% 2029[2]	25	25
VICI Properties LP 4.625% 2029[2]	45	48
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[2]	390	414
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[5,6]	25	25
Volkswagen Group of America Finance, LLC 4.00% 2021[2]	1,900	1,908
Volkswagen Group of America Finance, LLC 4.625% 2025[2]	1,280	1,440
W. R. Grace Holdings LLC 5.625% 2029[2]	65	67
Walt Disney Company 2.65% 2031	4,405	4,602
WASH Multifamily Acquisition, Inc. 5.75% 2026[2]	200	209
WEA Finance LLC 3.75% 2024[2]	535	570
Weatherford International, Ltd. 11.00% 2024[2]	100	105
WESCO Distribution, Inc. 7.125% 2025[2]	195	208
WESCO Distribution, Inc. 7.25% 2028[2]	215	238
Western Global Airlines LLC 10.375% 2025[2]	15	17
Western Midstream Operating, LP 4.35% 2025[1]	85	90
Western Midstream Operating, LP 4.75% 2028	70	76
Westpac Banking Corp. 2.894% 2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	2,900	3,004
Williams Companies, Inc. 3.50% 2030	1,024	1,113
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[2]	38	38
Wynn Resorts, Ltd. 7.75% 2025[2]	180	190
Xcel Energy, Inc. 3.35% 2026	2,581	2,795
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[5,6]	135	136
Ziggo Bond Co. BV 5.125% 2030[2]	200	205
Ziggo Bond Finance BV 4.875% 2030[2]	300	310
Zimmer Holdings, Inc. 3.15% 2022	790	797
		821,660
Total bonds, notes & other debt instruments (cost: $1,924,219,000)		1,958,464
Preferred securities 0.00% U.S. dollars 0.00%	Shares
ACR III LSC Holdings LLC, Series B, preferred shares[2,9,10,13]	48	33
Total preferred securities (cost: $50,000)		33
Common stocks 0.11% U.S. dollars 0.11%
New AMI I, LLC[9,10,13]	174,911	1,569
Chesapeake Energy Corp.	6,478	399
Diamond Offshore Drilling, Inc.[13]	36,338	215
Diamond Offshore Drilling, Inc.[2,9,13]	12,700	72
McDermott International, Ltd.[13]	4,287	2
Total common stocks (cost: $2,043,000)		2,257
Rights & warrants 0.00% U.S. dollars 0.00%
Sable Permian Resources, LLC, Class A, warrants, expire 2024[9,10,13]	531	—[14]
Total rights & warrants (cost: $0)		—[14]
American Funds Insurance Series — Capital World Bond Fund — Page 173 of 242

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Short-term securities 6.70% Bills & notes of governments & government agencies outside the U.S. 1.22%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Egyptian Treasury 10/19/2021	11.994%	EGP23,500	$1,487
Egyptian Treasury 10/26/2021	12.115	105,000	6,627
Egyptian Treasury 1/4/2022	12.077	69,125	4,260
Egyptian Treasury 1/18/2022	11.246	82,900	5,085
Egyptian Treasury 4/26/2022	11.450	140,975	8,372
			25,831
Money market investments 5.48%		Shares
Capital Group Central Cash Fund 0.06%[15,16]		1,158,086	115,820
Total short-term securities (cost: $141,722,000)			141,651
Total investment securities 99.43% (cost: $2,068,034,000)			2,102,405
Other assets less liabilities 0.57%			12,025
Net assets 100.00%			$2,114,430
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2021[18] (000)	Unrealized appreciation (depreciation) at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	14	December 2021	$2,800	$3,081	$1
5 Year U.S. Treasury Note Futures	Long	211	December 2021	21,100	25,899	(16)
10 Year Euro-Bund Futures	Long	100	December 2021	€10,000	19,671	(247)
10 Year Italy Government Bond Futures	Short	134	December 2021	(13,400)	(23,585)	129
10 Year Japanese Government Bond Futures	Long	25	December 2021	¥2,500,000	34,002	(117)
10 Year U.S. Treasury Note Futures	Short	162	December 2021	$(16,200)	(21,321)	258
10 Year Ultra U.S. Treasury Note Futures	Short	272	December 2021	(27,200)	(39,508)	702
10 Year UK Gilt Futures	Long	142	December 2021	£14,200	23,945	(704)
20 Year U.S. Treasury Bond Futures	Long	121	December 2021	$12,100	19,265	(498)
30 Year Euro-Buxl Futures	Long	41	December 2021	€4,100	9,657	(345)
30 Year Ultra U.S. Treasury Bond Futures	Long	64	December 2021	$6,400	12,228	(389)
						$(1,226)
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
CAD10,270	USD8,107	HSBC Bank	10/7/2021	$2
EUR27,250	USD32,403	Goldman Sachs	10/7/2021	(834)
USD2,477	MYR10,280	Standard Chartered Bank	10/8/2021	24
USD9,109	MXN182,490	HSBC Bank	10/12/2021	286
USD6,548	PLN25,190	Morgan Stanley	10/12/2021	215
EUR3,816	PLN17,310	Citibank	10/12/2021	69
USD1,834	COP6,884,150	Citibank	10/12/2021	27
USD1,495	PEN6,140	JPMorgan Chase	10/12/2021	10
USD683	PEN2,810	JPMorgan Chase	10/12/2021	4
USD683	PEN2,810	Citibank	10/12/2021	4
USD547	PEN2,250	Citibank	10/12/2021	3
American Funds Insurance Series — Capital World Bond Fund — Page 174 of 242

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Forward currency contracts  (continued)

Contract amount		Counterparty	Settlement date	Unrealized appreciation (depreciation) at 9/30/2021 (000)
Purchases (000)	Sales (000)
EUR5,289	CZK134,520	Bank of America	10/12/2021	$(19)
PLN25,190	USD6,614	UBS AG	10/12/2021	(280)
USD4,625	AUD6,260	Bank of America	10/13/2021	99
EUR17,715	DKK131,740	Citibank	10/13/2021	—[14]
GBP3,870	USD5,359	Standard Chartered Bank	10/13/2021	(144)
USD36,542	CNH235,550	Citibank	10/18/2021	65
USD2,585	EUR2,200	JPMorgan Chase	10/18/2021	35
USD2,257	IDR32,232,353	Morgan Stanley	10/18/2021	11
EUR10,126	DKK75,300	BNP Paribas	10/18/2021	—[14]
CHF800	USD872	Goldman Sachs	10/18/2021	(13)
GBP670	USD928	Morgan Stanley	10/18/2021	(25)
EUR5,349	NOK54,550	Citibank	10/18/2021	(41)
SEK23,400	USD2,728	Bank of America	10/18/2021	(54)
EUR7,180	USD8,490	JPMorgan Chase	10/18/2021	(170)
JPY1,698,300	USD15,541	BNP Paribas	10/18/2021	(280)
KRW24,284,310	USD20,795	Morgan Stanley	10/18/2021	(296)
JPY7,988,848	USD73,156	Goldman Sachs	10/18/2021	(1,367)
USD5,421	EUR4,610	Goldman Sachs	10/20/2021	79
USD1,478	CAD1,871	BNP Paribas	10/20/2021	1
EUR1,830	USD2,153	Morgan Stanley	10/20/2021	(33)
USD9,861	RUB719,276	BNP Paribas	10/21/2021	10
USD10,749	MXN216,060	Goldman Sachs	10/25/2021	322
USD7,162	BRL38,280	Citibank	10/25/2021	161
USD5,669	DKK35,940	HSBC Bank	10/25/2021	68
USD5,956	AUD8,200	Bank of America	10/25/2021	28
USD1,493	DKK9,480	Bank of America	10/25/2021	15
USD1,489	DKK9,480	Bank of America	10/25/2021	12
USD317	INR23,460	BNP Paribas	10/25/2021	3
GBP11,560	USD15,782	UBS AG	10/25/2021	(205)
EUR19,590	USD23,004	Bank of America	10/25/2021	(301)
USD1,575	NZD2,240	HSBC Bank	10/26/2021	29
GBP3,750	USD5,163	HSBC Bank	11/22/2021	(110)
JPY355,150	USD3,223	Bank of New York Mellon	11/24/2021	(31)
JPY1,425,490	USD12,974	Goldman Sachs	11/24/2021	(161)
JPY1,574,490	USD14,382	Citibank	11/24/2021	(230)
JPY665,100	USD6,069	Morgan Stanley	12/16/2021	(89)
USD11,661	BRL61,700	Citibank	6/15/2022	931
BRL61,700	USD11,126	JPMorgan Chase	6/15/2022	(396)
USD13,962	BRL77,286	Citibank	7/1/2022	572
USD6,024	BRL33,600	Citibank	7/1/2022	203
BRL110,886	USD19,160	Citibank	7/1/2022	51
USD13,967	BRL77,966	Citibank	8/10/2022	583
USD11,219	BRL63,000	JPMorgan Chase	8/10/2022	404
BRL140,966	USD24,130	Citibank	8/10/2022	70
				$(683)
American Funds Insurance Series — Capital World Bond Fund — Page 175 of 242

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
1.2475%	3-month NZD-BBR-FRA	8/20/2023	NZ$4,428	$(7)	$—	$(7)
1.234974%	3-month NZD-BBR-FRA	8/20/2023	37,736	(66)	—	(66)
1.2375%	3-month NZD-BBR-FRA	8/26/2023	13,908	(26)	—	(26)
1.264%	3-month NZD-BBR-FRA	8/27/2023	34,765	(53)	—	(53)
1.26%	3-month NZD-BBR-FRA	8/30/2023	5,734	(9)	—	(9)
1.28%	3-month NZD-BBR-FRA	8/31/2023	5,734	(8)	—	(8)
1.3%	3-month NZD-BBR-FRA	9/3/2023	6,295	(7)	—	(7)
1.4975%	3-month NZD-BBR-FRA	9/21/2023	11,830	14	—	14
3-month USD-LIBOR	0.3302%	9/21/2023	$7,599	6	—	6
1.445%	3-month NZD-BBR-FRA	9/28/2023	NZ$11,817	4	—	4
3-month USD-LIBOR	0.3792%	9/28/2023	$8,240	(1)	—	(1)
1.4475%	3-month NZD-BBR-FRA	9/29/2023	NZ$12,043	4	—	4
3-month USD-LIBOR	0.3842%	9/29/2023	$8,240	(2)	—	(2)
1.4475%	3-month NZD-BBR-FRA	9/30/2023	NZ$12,093	4	—	4
3-month USD-LIBOR	0.3975%	9/30/2023	$8,367	(4)	—	(4)
0.3653%	3-month USD-LIBOR	3/5/2024	13,710	(44)	—	(44)
(0.4545)%	6-month EURIBOR	4/1/2024	€45,160	(88)	—	(88)
3-month SEK-STIBOR	0.175%	2/9/2026	SKr56,800	71	—	71
3-month SEK-STIBOR	0.179%	2/9/2026	28,400	35	—	35
3-month SEK-STIBOR	0.185%	2/11/2026	28,500	35	—	35
3-month SEK-STIBOR	0.189%	2/11/2026	28,500	34	—	34
6.21%	28-day MXN-TIIE	5/21/2026	MXN72,300	(116)	—	(116)
6.255%	28-day MXN-TIIE	5/22/2026	47,800	(72)	—	(72)
6.21%	28-day MXN-TIIE	5/22/2026	47,800	(77)	—	(77)
6.19%	28-day MXN-TIIE	5/22/2026	48,400	(79)	—	(79)
6.15%	28-day MXN-TIIE	5/25/2026	47,800	(82)	—	(82)
6.14%	28-day MXN-TIIE	6/8/2026	29,400	(52)	—	(52)
6.115%	28-day MXN-TIIE	6/8/2026	29,400	(53)	—	(53)
6.12%	28-day MXN-TIIE	6/8/2026	44,400	(80)	—	(80)
6.13%	28-day MXN-TIIE	6/8/2026	103,200	(184)	—	(184)
6.16%	28-day MXN-TIIE	6/9/2026	58,800	(102)	—	(102)
6.15%	28-day MXN-TIIE	6/9/2026	58,800	(103)	—	(103)
6.23%	28-day MXN-TIIE	6/10/2026	30,100	(48)	—	(48)
6.195%	28-day MXN-TIIE	6/10/2026	30,100	(50)	—	(50)
6.36%	28-day MXN-TIIE	6/12/2026	26,040	(35)	—	(35)
6.5375%	28-day MXN-TIIE	6/17/2026	14,000	(14)	—	(14)
6.5%	28-day MXN-TIIE	6/17/2026	13,900	(15)	—	(15)
6.47%	28-day MXN-TIIE	6/17/2026	14,200	(16)	—	(16)
6.55%	28-day MXN-TIIE	6/17/2026	43,000	(42)	—	(42)
6.55%	28-day MXN-TIIE	6/18/2026	14,100	(14)	—	(14)
6.5%	28-day MXN-TIIE	6/18/2026	27,800	(30)	—	(30)
6.59%	28-day MXN-TIIE	6/25/2026	38,700	(35)	—	(35)
6.58%	28-day MXN-TIIE	6/25/2026	41,600	(38)	—	(38)
6.585%	28-day MXN-TIIE	6/25/2026	50,900	(46)	—	(46)
6.64%	28-day MXN-TIIE	6/25/2026	62,600	(50)	—	(50)
6.6175%	28-day MXN-TIIE	6/25/2026	165,900	(139)	—	(139)
6.633%	28-day MXN-TIIE	6/25/2026	172,500	(140)	—	(140)
6.63%	28-day MXN-TIIE	6/26/2026	176,800	(144)	—	(144)
6.605%	28-day MXN-TIIE	7/6/2026	105,000	(92)	—	(92)
American Funds Insurance Series — Capital World Bond Fund — Page 176 of 242

unaudited
Swap contracts  (continued)

Interest rate swaps  (continued)
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
3-month USD-LIBOR	1.4822%	3/5/2031	$5,120	$14	$—	$14
6-month EURIBOR	0.5092%	4/1/2051	€4,790	(13)	—	(13)
					$—	$(2,055)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$6,580	$(599)	$(590)	$(9)
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	14,072	(1,294)	(1,310)	16
CDX.NA.IG.37	1.00%/Quarterly	12/20/2026	4,900	(116)	(116)	—[14]
					$(2,016)	$7
Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 5.48%
Money market investments 5.48%
Capital Group Central Cash Fund 0.06%[15]	$147,017	$684,688	$715,886	$(4)	$5	$115,820	$102
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $220,854,000, which represented 10.45% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $2,067,000, which represented .10% of the net assets of the fund.
[6]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[7]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[8]	Scheduled interest and/or principal payment was not received.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $2,189,000, which represented .10% of the net assets of the fund.
[10]	Value determined using significant unobservable inputs.
[11]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $11,968,000, which represented .57% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 9/30/2021.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
American Funds Insurance Series — Capital World Bond Fund — Page 177 of 242

unaudited
Key to abbreviations and symbols
AUD/A$ = Australian dollars	LIBOR = London Interbank Offered Rate
BBR = Bank Base Rate	MXN = Mexican pesos
BRL = Brazilian reais	MYR = Malaysian ringgits
CAD/C$ = Canadian dollars	NOK/NKr = Norwegian kroner
CHF = Swiss francs	NZD/NZ$ = New Zealand dollars
CNH/CNY = Chinese yuan renminbi	PEN = Peruvian nuevos soles
COP = Colombian pesos	PLN = Polish zloty
CZK = Czech korunas	Ref. = Refunding
DAC = Designated Activity Company	Rev. = Revenue
DKK/DKr = Danish kroner	RON = Romanian leu
EGP = Egyptian pounds	RUB = Russian rubles
EUR/€ = Euros	SEK/SKr = Swedish kronor
EURIBOR = Euro Interbank Offered Rate	SOFR = Secured Overnight Financing Rate
FRA = Forward Rate Agreement	STIBOR = Stockholm Interbank Offered Rate
GBP/£ = British pounds	TBA = To-be-announced
GHS = Ghanaian cedi	TIIE = Equilibrium Interbank Interest Rate
IDR = Indonesian rupiah	UAH = Ukrainian hryvnia
INR = Indian rupees	USD/$ = U.S. dollars
JPY/¥ = Japanese yen	ZAR = South African rand
KRW = South Korean won
American Funds Insurance Series — Capital World Bond Fund — Page 178 of 242

American High-Income Trust®
(formerly High-Income Bond Fund)
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 91.39% Corporate bonds, notes & loans 91.25% Consumer discretionary 13.55%	Principal amount (000)	Value (000)
Adient US LLC 9.00% 2025[1]	$500	$541
Allied Universal Holdco LLC 6.625% 2026[1]	858	908
Allied Universal Holdco LLC 9.75% 2027[1]	976	1,063
Allied Universal Holdco LLC 4.625% 2028[1]	490	490
Allied Universal Holdco LLC 6.00% 2029[1]	790	781
Ashton Woods USA LLC / Ashton Woods Finance Co. 4.625% 2029[1]	540	546
Atlas LuxCo 4 SARL 4.625% 2028[1]	280	279
Boyd Gaming Corp. 8.625% 2025[1]	120	130
Boyd Gaming Corp. 4.75% 2027	621	641
Boyd Gaming Corp. 4.75% 2031[1]	895	924
Boyne USA, Inc. 4.75% 2029[1]	235	243
Caesars Entertainment, Inc. 6.25% 2025[1]	1,085	1,144
Caesars Entertainment, Inc. 4.625% 2029[1]	1,750	1,774
Caesars Resort Collection, LLC 5.75% 2025[1]	345	364
Carnival Corp. 11.50% 2023[1]	190	212
Carnival Corp. 7.625% 2026[1]	975	1,042
Carnival Corp. 10.50% 2026[1]	1,130	1,312
Carnival Corp. 4.00% 2028[1]	3,000	3,034
Carvana Co. 5.625% 2025[1]	135	140
Carvana Co. 5.50% 2027[1]	1,551	1,585
Carvana Co. 5.875% 2028[1]	1,494	1,545
Carvana Co. 4.875% 2029[1]	1,630	1,616
CEC Entertainment, Inc. 6.75% 2026[1]	1,150	1,154
Cedar Fair LP 5.25% 2029	415	426
Dana, Inc. 5.625% 2028	675	728
Empire Communities Corp. 7.00% 2025[1]	475	497
Everi Holdings, Inc. 5.00% 2029[1]	455	467
Fertitta Entertainment, Inc. 6.75% 2024[1]	2,671	2,678
First Student Bidco, Inc. / First Transit Parent, Inc. 4.00% 2029[1]	2,840	2,804
Foot Locker, Inc. 4.00% 2029[1]	755	758
Ford Motor Co. 8.50% 2023	1,907	2,100
Ford Motor Co. 9.00% 2025	684	823
Ford Motor Co. 9.625% 2030	250	354
Ford Motor Co. 7.45% 2031	275	359
Ford Motor Credit Company LLC 3.664% 2024	500	517
Ford Motor Credit Company LLC 3.81% 2024	687	710
Ford Motor Credit Company LLC 5.584% 2024	350	377
Ford Motor Credit Company LLC 3.375% 2025	1,615	1,661
Ford Motor Credit Company LLC 5.125% 2025	5,285	5,747
Ford Motor Credit Company LLC 2.70% 2026	1,050	1,053
Ford Motor Credit Company LLC 4.542% 2026	1,460	1,576
Ford Motor Credit Company LLC 3.815% 2027	2,125	2,207
Ford Motor Credit Company LLC 4.125% 2027	835	887
Ford Motor Credit Company LLC 4.271% 2027	525	559
Ford Motor Credit Company LLC 2.90% 2028	550	550
American Funds Insurance Series — American High-Income Trust — Page 179 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Company LLC 5.113% 2029	$200	$224
Ford Motor Credit Company LLC 4.00% 2030	1,820	1,895
Ford Motor Credit Company LLC 3.625% 2031	400	403
Full House Resorts, Inc. 8.25% 2028[1]	760	818
GPS Hospitality Holding Co. LLC 7.00% 2028[1]	240	238
Grupo Axo, SAPI de CV, 5.75% 2026[1]	200	205
Hanesbrands, Inc. 4.625% 2024[1]	1,945	2,053
Hanesbrands, Inc. 5.375% 2025[1]	432	453
Hanesbrands, Inc. 4.875% 2026[1]	2,024	2,195
Hilton Grand Vacations Borrower 5.00% 2029[1]	2,360	2,410
Hilton Worldwide Holdings Inc. 5.375% 2025[1]	100	105
Hilton Worldwide Holdings, Inc. 3.75% 2029[1]	300	303
Hilton Worldwide Holdings, Inc. 4.875% 2030	508	546
Hilton Worldwide Holdings, Inc. 4.00% 2031[1]	1,720	1,748
International Game Technology PLC 6.50% 2025[1]	1,383	1,545
International Game Technology PLC 4.125% 2026[1]	785	817
International Game Technology PLC 5.25% 2029[1]	3,180	3,403
KB Home 6.875% 2027	330	395
Landry’s Finance Acquisition Co., Term Loan, (3-month USD-LIBOR + 12.00%) 13.00% 2023[2,3]	17	19
Las Vegas Sands Corp. 3.90% 2029	186	190
Lennar Corp. 4.50% 2024	40	43
Levi Strauss & Co. 3.50% 2031[1]	430	435
LGI Homes, Inc. 4.00% 2029[1]	450	449
Limited Brands, Inc. 6.625% 2030[1]	370	420
Limited Brands, Inc. 6.875% 2035	786	987
Limited Brands, Inc. 6.75% 2036	655	813
Lithia Motors, Inc. 4.625% 2027[1]	100	105
Lithia Motors, Inc. 3.875% 2029[1]	705	733
Lithia Motors, Inc. 4.375% 2031[1]	475	508
M.D.C. Holdings, Inc. 6.00% 2043	823	1,038
Marriott International, Inc. 2.75% 2033	86	84
Marriott Ownership Resorts, Inc. 4.50% 2029[1]	490	497
Melco International Development, Ltd. 5.75% 2028[1]	2,070	2,120
Melco International Development, Ltd. 5.375% 2029[1]	1,756	1,788
Melco Resorts Finance, Ltd. 5.25% 2026[1]	300	304
Merlin Entertainment 5.75% 2026[1]	792	819
MGM Growth Properties LLC 5.625% 2024	557	606
MGM Growth Properties LLC 4.625% 2025[1]	900	971
MGM Growth Properties LLC 3.875% 2029[1]	1,400	1,493
MGM Resorts International 6.00% 2023	281	297
MGM Resorts International 5.50% 2027	401	436
Midas Intermediate Holdco II, LLC 7.875% 2022[1]	190	157
Midas Intermediate Holdco II, LLC, Term Loan B, (3-month USD-LIBOR + 7.75%) 8.50% 2025[2,3]	2,304	2,204
Mohegan Gaming & Entertainment 8.00% 2026[1]	2,143	2,236
Motel 6 Operating LP, Term Loan B, (1-month USD-LIBOR + 5.00%) 5.75% 2026[2,3]	675	676
NCL Corp., Ltd. 3.625% 2024[1]	650	618
NCL Corp., Ltd. 12.25% 2024[1]	175	207
NCL Corp., Ltd. 5.875% 2026[1]	475	488
Neiman Marcus Group, LLC 7.125% 2026[1]	2,905	3,087
Newell Rubbermaid, Inc. 4.875% 2025	445	492
Newell Rubbermaid, Inc. 5.875% 2036[4]	30	37
Norwegian Cruise Line Holdings, Ltd. 10.25% 2026[1]	275	316
American Funds Insurance Series — American High-Income Trust — Page 180 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Panther BF Aggregator 2, LP 6.25% 2026[1]	$140	$147
Panther BF Aggregator 2, LP 8.50% 2027[1]	340	362
Party City Holdings, Inc. 6.625% 2026[1]	500	414
Party City Holdings, Inc. 8.75% 2026[1]	3,200	3,352
Playa Resorts Holding BV, Term Loan B, (3-month USD-LIBOR + 2.75%) 3.75% 2024[2,3]	824	808
Premier Entertainment Sub LLC 5.625% 2029[1]	2,400	2,427
Premier Entertainment Sub LLC 5.875% 2031[1]	2,185	2,211
QVC, Inc. 4.375% 2028	200	207
Raptor Acquisition Corp. 4.875% 2026[1]	950	971
Raptor Acquisition Corp. / Raptor Co-Issuer LLC, Term Loan B, (3-month USD-LIBOR + 4.00%) 4.75% 2026[2,3]	425	426
Real Hero Merger Sub 2, Inc. 6.25% 2029[1]	430	447
Royal Caribbean Cruises, Ltd. 10.875% 2023[1]	325	364
Royal Caribbean Cruises, Ltd. 11.50% 2025[1]	1,881	2,149
Royal Caribbean Cruises, Ltd. 4.25% 2026[1]	1,960	1,922
Royal Caribbean Cruises, Ltd. 5.50% 2026[1]	545	561
Sally Holdings LLC and Sally Capital, Inc. 5.625% 2025	1,225	1,257
Sally Holdings LLC and Sally Capital, Inc. 8.75% 2025[1]	1,959	2,113
Scientific Games Corp. 5.00% 2025[1]	91	94
Scientific Games Corp. 8.625% 2025[1]	1,675	1,816
Scientific Games Corp. 8.25% 2026[1]	2,409	2,560
Scientific Games Corp. 7.00% 2028[1]	85	92
Scientific Games Corp. 7.25% 2029[1]	370	416
Six Flags Entertainment Corp. 4.875% 2024[1]	437	442
Staples, Inc. 7.50% 2026[1]	421	428
Studio City Finance, Ltd. 5.00% 2029[1]	450	416
Tempur Sealy International, Inc. 4.00% 2029[1]	485	500
Tempur Sealy International, Inc. 3.875% 2031[1]	1,460	1,464
The Gap, Inc. 3.625% 2029[1]	690	693
The Gap, Inc. 3.875% 2031[1]	278	278
The Home Co., Inc. 7.25% 2025[1]	725	764
TopBuild Corp. 4.125% 2032[1]	750	759
Travel + Leisure Co. 6.60% 2025[4]	50	56
Travel + Leisure Co. 6.00% 2027	350	389
Truck Hero, Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.00% 2028[2,3]	531	530
Twin River Worldwide Holdings, Inc. 6.75% 2027[1]	30	33
Universal Entertainment Corp. 8.50% 2024[1]	1,375	1,435
Vail Resorts, Inc. 6.25% 2025[1]	315	333
VICI Properties LP 4.25% 2026[1]	962	1,006
VICI Properties LP 4.625% 2029[1]	1,385	1,491
VICI Properties LP / VICI Note Co., Inc. 3.50% 2025[1]	851	869
VICI Properties LP / VICI Note Co., Inc. 3.75% 2027[1]	379	393
VICI Properties LP / VICI Note Co., Inc. 4.125% 2030[1]	3,124	3,315
WASH Multifamily Acquisition, Inc. 5.75% 2026[1]	405	423
Wheel Pros, Inc. 6.50% 2029[1]	800	775
Wheel Pros, Inc., Term Loan, (3-month USD-LIBOR + 4.50%) 5.25% 2028[2,3]	960	961
Wyndham Destinations, Inc. 6.625% 2026[1]	525	598
Wyndham Destinations, Inc. 4.625% 2030[1]	400	412
Wyndham Worldwide Corp. 4.375% 2028[1]	1,490	1,557
Wynn Las Vegas, LLC and Wynn Capital Corp. 4.25% 2023[1]	861	869
Wynn Las Vegas, LLC and Wynn Capital Corp. 5.50% 2025[1]	200	204
Wynn Macau, Ltd. 5.125% 2029[1]	750	706
Wynn Resorts, Ltd. 7.75% 2025[1]	494	522
American Funds Insurance Series — American High-Income Trust — Page 181 of 242

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Wynn Resorts, Ltd. 5.125% 2029[1]	$1,017	$1,026
Yahoo Holdings, Inc., Term Loan B, (1-month USD-LIBOR + 5.50%) 6.25% 2027[2,3]	925	929
		144,427
Energy 13.46%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2026[1]	425	460
Antero Midstream Partners LP 5.375% 2029[1]	470	485
Antero Resources Corp. 7.625% 2029[1]	200	224
Antero Resources Corp. 5.375% 2030[1]	720	759
Apache Corp. 4.625% 2025	1,520	1,636
Apache Corp. 4.875% 2027	875	955
Apache Corp. 4.375% 2028	194	210
Apache Corp. 6.00% 2037	165	201
Apache Corp. 5.10% 2040	695	779
Apache Corp. 4.75% 2043	265	287
Ascent Resources - Utica LLC 7.00% 2026[1]	1,640	1,697
Ascent Resources - Utica LLC 9.00% 2027[1]	170	233
Ascent Resources - Utica LLC 8.25% 2028[1]	271	296
Ascent Resources - Utica LLC 5.875% 2029[1]	1,105	1,130
Ascent Resources - Utica LLC, Term Loan, (3-month USD-LIBOR + 9.00%) 10.00% 2025[1,2,3]	228	251
Blue Racer Midstream LLC and Blue Racer Finance Corp. 7.625% 2025[1]	676	732
California Resources Corp. 7.125% 2026[1]	290	306
Cenovus Energy, Inc. 5.375% 2025	246	280
Cenovus Energy, Inc. 5.40% 2047	400	492
Centennial Resource Production, LLC 6.875% 2027[1]	465	474
Cheniere Energy Partners LP 4.50% 2029	938	998
Cheniere Energy Partners LP 4.00% 2031[1]	2,323	2,436
Cheniere Energy Partners LP 3.25% 2032[1]	1,205	1,210
Cheniere Energy, Inc. 7.00% 2024	319	361
Cheniere Energy, Inc. 5.875% 2025	495	559
Cheniere Energy, Inc. 4.625% 2028	5,396	5,693
Chesapeake Energy Corp. 4.875% 2022[5]	4,300	129
Chesapeake Energy Corp. 5.50% 2026[1]	1,185	1,240
Chesapeake Energy Corp. 5.875% 2029[1]	1,020	1,091
CNX Midstream Partners LP 4.75% 2030[1]	410	417
CNX Resources Corp. 7.25% 2027[1]	1,838	1,959
CNX Resources Corp. 6.00% 2029[1]	1,345	1,424
Comstock Resources, Inc. 6.75% 2029[1]	845	914
Comstock Resources, Inc. 5.875% 2030[1]	1,220	1,271
Constellation Oil Services Holding SA 10.00% PIK 2024[1,5,6]	7,784	2,416
Continental Resources, Inc. 5.75% 2031[1]	1,155	1,398
Convey Park Energy LLC 7.50% 2025[1]	417	434
CQP Holdco LP / BIP-V Chinook Holdco LLC 5.50% 2031[1]	3,210	3,418
Crestwood Midstream Partners LP 6.00% 2029[1]	575	602
DCP Midstream LP 7.375% perpetual bonds (3-month USD-LIBOR + 5.148% on 12/15/2022)[4]	270	263
Devon Energy Corp. 5.875% 2028[1]	202	223
Devon Energy Corp. 4.50% 2030[1]	493	538
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[1,3,6]	68	69
Diamond Foreign Asset Co. / Diamond Finance LLC 13.00% PIK or 9.00% Cash or (5.50% PIK and 5.50% Cash) 2027[3,6]	62	62
DT Midstream, Inc. 4.125% 2029[1]	1,750	1,777
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
DT Midstream, Inc. 4.375% 2031[1]	$785	$810
Encino Acquisition Partners Holdings, LLC 8.50% 2028[1]	50	51
Endeavor Energy Resources LP 6.625% 2025[1]	850	897
Energean Israel Finance, Ltd. 4.50% 2024[1]	945	966
Energean Israel Finance, Ltd. 4.875% 2026[1]	550	565
Energy Transfer Operating LP 5.00% 2050	1,951	2,255
Energy Transfer Partners LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[4]	400	418
EnLink Midstream Partners, LLC 5.625% 2028[1]	660	704
EnLink Midstream Partners, LP 4.15% 2025	50	52
EQM Midstream Partners LP 4.75% 2023	400	418
EQM Midstream Partners LP 4.125% 2026	127	131
EQM Midstream Partners LP 6.50% 2027[1]	2,365	2,663
EQM Midstream Partners LP 5.50% 2028	1,231	1,354
EQM Midstream Partners LP 4.50% 2029[1]	835	867
EQM Midstream Partners LP 4.75% 2031[1]	1,255	1,307
EQM Midstream Partners LP 6.50% 2048	100	114
EQT Corp. 6.625% 2025[4]	630	722
EQT Corp. 3.90% 2027	125	135
EQT Corp. 5.00% 2029	480	541
EQT Corp. 7.50% 2030[4]	400	515
EQT Corp. 3.625% 2031[1]	500	522
Genesis Energy, LP 5.625% 2024	150	150
Genesis Energy, LP 6.50% 2025	2,235	2,227
Genesis Energy, LP 8.00% 2027	2,663	2,700
Guara Norte SARL 5.198% 2034[1]	592	596
Harvest Midstream I, LP 7.50% 2028[1]	1,867	1,991
Hess Midstream Operations LP 4.25% 2030[1]	1,400	1,417
Hess Midstream Partners LP 5.125% 2028[1]	687	718
Hilcorp Energy I, LP 5.75% 2025[1]	775	785
Hilcorp Energy I, LP 5.75% 2029[1]	790	813
Hilcorp Energy I, LP 6.00% 2031[1]	600	618
Independence Energy Finance LLC 7.25% 2026[1]	500	516
Lealand Finance Company BV, Term Loan, (3-month USD-LIBOR + 3.00%) 3.085% 2024[2,3]	12	7
Lealand Finance Company BV, Term Loan, 3.00% PIK and (3-month USD-LIBOR + 1.00%) 1.08% Cash 2025[2,3,6]	150	67
Murphy Oil Corp. 6.875% 2024	543	555
Murphy Oil Corp. 5.75% 2025	600	620
Murphy Oil Corp. 6.375% 2028	665	704
Murphy Oil USA, Inc. 3.75% 2031[1]	200	202
Nabors Industries, Inc. 5.75% 2025	355	329
Neptune Energy Group Holdings, Ltd. 6.625% 2025[1]	850	876
New Fortress Energy, Inc. 6.75% 2025[1]	1,290	1,244
New Fortress Energy, Inc. 6.50% 2026[1]	3,235	3,098
NGL Energy Operating LLC 7.50% 2026[1]	7,355	7,503
NGL Energy Partners LP 7.50% 2023	414	403
NGL Energy Partners LP 6.125% 2025	2,696	2,383
Northern Oil and Gas, Inc. 8.125% 2028[1]	1,435	1,535
NorthRiver Midstream Finance LP 5.625% 2026[1]	625	651
NuStar Logistics LP 6.00% 2026	286	309
Oasis Midstream Partners LP / OMP Finance Corp. 8.00% 2029[1]	1,845	1,922
Oasis Petroleum, Inc. 6.375% 2026[1]	887	931
Occidental Petroleum Corp. 2.90% 2024	548	558
American Funds Insurance Series — American High-Income Trust — Page 183 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Occidental Petroleum Corp. 5.875% 2025	$710	$797
Occidental Petroleum Corp. 8.00% 2025	1,400	1,674
Occidental Petroleum Corp. 3.40% 2026	600	616
Occidental Petroleum Corp. 3.50% 2029	460	468
Occidental Petroleum Corp. 6.625% 2030	810	999
Occidental Petroleum Corp. 8.875% 2030	300	408
Occidental Petroleum Corp. 6.125% 2031	530	637
Occidental Petroleum Corp. 4.20% 2048	165	158
PDC Energy, Inc. 5.75% 2026	1,100	1,147
Petróleos Mexicanos 6.875% 2025[1]	350	384
Petróleos Mexicanos 5.35% 2028	449	443
Petróleos Mexicanos 7.69% 2050	651	617
Petrorio Luxembourg SARL 6.125% 2026[1]	320	323
Precision Drilling Corp. 6.875% 2029[1]	160	167
Range Resources Corp. 4.875% 2025	642	679
Range Resources Corp. 8.25% 2029[1]	850	957
Rattler Midstream Partners LP 5.625% 2025[1]	955	996
Rockcliff Energy II LLC 5.50% 2029[1]	440	447
Rockies Express Pipeline LLC 4.95% 2029[1]	1,000	1,041
Sabine Pass Liquefaction, LLC 4.50% 2030	856	987
Sanchez Energy Corp. 7.25% 2023[1,5]	739	25
SM Energy Co. 6.50% 2028	220	228
Southwestern Energy Co. 6.45% 2025[4]	715	788
Southwestern Energy Co. 7.75% 2027	1,172	1,268
Southwestern Energy Co. 8.375% 2028	565	641
Southwestern Energy Co. 5.375% 2029[1]	470	503
Southwestern Energy Co. 5.375% 2030	3,120	3,371
Suburban Propane Partners LP / Suburban Energy Finance Corp. 5.00% 2031[1]	335	348
Sunoco LP 5.50% 2026	178	182
Sunoco LP 6.00% 2027	1,047	1,091
Sunoco LP 4.50% 2029	1,680	1,706
Superior Plus LP and Superior General Partner, Inc. 4.50% 2029[1]	690	713
Tallgrass Energy Partners, LP 7.50% 2025[1]	230	249
Tapstone Energy, Term Loan, (3-month USD-LIBOR + 4.00%) 4.741% 2024[2,3,7,8]	11	10
Targa Resources Partners LP 5.875% 2026	321	336
Targa Resources Partners LP 6.50% 2027	133	144
Targa Resources Partners LP 6.875% 2029	615	690
Targa Resources Partners LP 5.50% 2030	802	878
Targa Resources Partners LP 4.875% 2031	1,620	1,750
Targa Resources Partners LP 4.00% 2032[1]	550	569
Teekay Corp. 9.25% 2022[1]	2,883	2,973
Teekay Offshore Partners LP 8.50% 2023[1,7,8]	2,009	1,828
Transocean Guardian, Ltd. 5.875% 2024[1]	379	377
Transocean Poseidon, Ltd. 6.875% 2027[1]	385	384
Transocean, Inc. 6.125% 2025[1]	389	390
Transocean, Inc. 7.25% 2025[1]	500	417
Transocean, Inc. 8.00% 2027[1]	550	434
USA Compression Partners, LP 6.875% 2026	264	275
USA Compression Partners, LP 6.875% 2027	247	262
Venture Global Calcasieu Pass, LLC 4.125% 2031[1]	2,695	2,813
Weatherford International, Ltd. 11.00% 2024[1]	3,686	3,888
Weatherford International, Ltd. 6.50% 2028[1]	1,640	1,691
Western Gas Partners LP 4.50% 2028	1,374	1,476
Western Gas Partners LP 5.45% 2044	55	63
American Funds Insurance Series — American High-Income Trust — Page 184 of 242

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Midstream Operating, LP 4.35% 2025[4]	$369	$390
Western Midstream Operating, LP 4.75% 2028	160	175
Western Midstream Operating, LP 5.30% 2030[4]	400	443
Western Midstream Operating, LP 6.50% 2050[4]	500	589
		143,527
Communication services 13.25%
Altice France SA 5.125% 2029[1]	2,547	2,501
Beasley Mezzanine Holdings, LLC 8.625% 2026[1]	475	485
Brightstar Escrow Corp. 9.75% 2025[1]	1,095	1,176
CCO Holdings LLC and CCO Holdings Capital Corp. 4.00% 2023[1]	1,155	1,162
CCO Holdings LLC and CCO Holdings Capital Corp. 5.50% 2026[1]	132	136
CCO Holdings LLC and CCO Holdings Capital Corp. 5.00% 2028[1]	96	100
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2029[1]	100	108
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2030[1]	3,604	3,723
CCO Holdings LLC and CCO Holdings Capital Corp. 4.75% 2030[1]	3,137	3,284
CCO Holdings LLC and CCO Holdings Capital Corp. 2.80% 2031	140	140
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2031[1]	3,285	3,346
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2032	1,024	1,056
CCO Holdings LLC and CCO Holdings Capital Corp. 4.50% 2033[1]	1,175	1,197
CCO Holdings LLC and CCO Holdings Capital Corp. 4.25% 2034[1]	750	744
Centerfield Media Parent, Inc. 6.625% 2026[1]	1,160	1,196
CenturyLink, Inc. 6.75% 2023	1,480	1,624
CenturyLink, Inc. 7.50% 2024	583	646
CenturyLink, Inc. 5.125% 2026[1]	550	571
CenturyLink, Inc. 4.00% 2027[1]	750	767
Cinemark USA, Inc. 5.875% 2026[1]	330	334
Cinemark USA, Inc. 5.25% 2028[1]	400	395
Clear Channel Worldwide Holdings, Inc. 7.75% 2028[1]	700	738
Clear Channel Worldwide Holdings, Inc. 7.50% 2029[1]	380	396
Cogent Communications Group, Inc. 3.50% 2026[1]	1,000	1,015
Consolidated Communications, Inc. 5.00% 2028[1]	225	233
Diamond Sports Group LLC 5.375% 2026[1]	743	491
Diamond Sports Group LLC 6.625% 2027[1]	1,056	464
DIRECTV Financing LLC, Term Loan, (3-month USD-LIBOR + 5.00%) 5.75% 2027[2,3]	1,865	1,869
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 5.875% 2027[1]	2,920	3,051
DISH DBS Corp. 5.125% 2029	900	883
Embarq Corp. 7.995% 2036	2,102	2,258
Epicor Software Corp., Term Loan C, (3-month USD-LIBOR + 3.25%) 4.00% 2027[2,3]	74	74
Epicor Software Corp., Term Loan, (3-month USD-LIBOR + 7.75%) 8.75% 2028[2,3]	525	541
Front Range BidCo, Inc. 6.125% 2028[1]	839	852
Frontier Communications Corp. 5.875% 2027[1]	1,550	1,649
Frontier Communications Corp. 5.00% 2028[1]	5,680	5,971
Frontier Communications Corp. 6.75% 2029[1]	2,110	2,227
Frontier Communications Holdings, LLC 5.875% 2029	1,650	1,672
Gray Television, Inc. 7.00% 2027[1]	828	889
iHeartCommunications, Inc. 5.25% 2027[1]	1,445	1,503
Inmarsat PLC 6.75% 2026[1]	1,475	1,545
Intelsat Jackson Holding Co. 8.00% 2024[1]	1,675	1,721
Intelsat Jackson Holding Co. 8.50% 2024[1,5]	2,050	1,172
Intelsat Jackson Holding Co., Term Loan, (3-month USD-LIBOR + 4.75%) 5.75% 2022[2,3]	1,010	1,015
Intelsat Jackson Holding Co., Term Loan, 6.625% 2024[2]	3,900	3,978
Kantar Group LLC, Term Loan B2, (3-month USD-LIBOR + 4.50%) 5.25% 2026[2,3]	390	391
Lamar Media Corp. 3.75% 2028	61	63
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Lamar Media Corp. 4.875% 2029	$300	$318
Lamar Media Corp. 4.00% 2030	260	268
Lamar Media Corp. 3.625% 2031	125	125
Level 3 Financing, Inc. 3.75% 2029[1]	550	532
Ligado Networks LLC 15.50% PIK 2023[1,6]	1,530	1,486
Ligado Networks LLC 17.50% PIK 2024[1,6]	246	186
Live Nation Entertainment, Inc. 3.75% 2028[1]	425	423
Mav Acquisition Corp. 5.75% 2028[1]	520	512
Meredith Corp. 6.875% 2026	549	568
Midas OpCo Holdings LLC 5.625% 2029[1]	3,300	3,419
Netflix, Inc. 4.875% 2028	635	733
Netflix, Inc. 5.375% 2029[1]	50	61
Netflix, Inc. 4.875% 2030[1]	674	794
News Corp. 3.875% 2029[1]	1,200	1,235
Nexstar Broadcasting, Inc. 4.75% 2028[1]	2,400	2,493
Nexstar Escrow Corp. 5.625% 2027[1]	789	836
Qwest Capital Funding, Inc. 6.875% 2028	860	938
Scripps Escrow II, Inc. 3.875% 2029[1]	750	754
Sinclair Television Group, Inc. 5.125% 2027[1]	195	194
Sinclair Television Group, Inc. 4.125% 2030[1]	1,550	1,517
Sirius XM Radio, Inc. 3.125% 2026[1]	2,100	2,132
Sirius XM Radio, Inc. 4.00% 2028[1]	2,725	2,774
Sirius XM Radio, Inc. 4.125% 2030[1]	445	448
Sirius XM Radio, Inc. 3.875% 2031[1]	2,400	2,347
Sprint Corp. 11.50% 2021	538	545
Sprint Corp. 7.625% 2026	2,000	2,426
Sprint Corp. 6.875% 2028	7,896	10,117
Sprint Corp. 8.75% 2032	5,791	8,658
Summer (BC) BidCo B LLC 5.50% 2026[1]	365	375
TEGNA, Inc. 4.75% 2026[1]	850	888
TEGNA, Inc. 4.625% 2028	650	665
TEGNA, Inc. 5.00% 2029	936	965
T-Mobile US, Inc. 2.625% 2026	1,650	1,689
T-Mobile US, Inc. 3.375% 2029[1]	1,750	1,828
T-Mobile US, Inc. 2.875% 2031	460	464
Total Play Telecomunicaciones, SA de CV, 7.50% 2025[1]	275	286
Trilogy International South Pacific LLC / TISP Finance, Inc. 8.875% 2023[1]	4,947	4,831
Univision Communications, Inc. 5.125% 2025[1]	3,195	3,246
Univision Communications, Inc. 6.625% 2027[1]	3,050	3,317
Univision Communications, Inc. 4.50% 2029[1]	5,500	5,596
UPC Broadband Finco BV 4.875% 2031[1]	650	666
Virgin Media O2 4.25% 2031[1]	2,625	2,622
Virgin Media Secured Finance PLC 4.50% 2030[1]	990	1,007
VMED O2 UK Financing I PLC 4.75% 2031[1]	200	205
Warner Music Group 3.875% 2030[1]	850	885
Ziggo Bond Co. BV 5.125% 2030[1]	419	430
Ziggo Bond Finance BV 5.50% 2027[1]	824	853
Ziggo Bond Finance BV 4.875% 2030[1]	2,200	2,271
		141,280
Health care 10.83%
180 Medical, Inc. 3.875% 2029[1]	495	495
AdaptHealth, LLC 5.125% 2030[1]	725	726
Auris Luxembourg III SARL, Term Loan, (3-month USD-LIBOR + 3.75%) 3.834% 2026[2,3]	839	832
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Avantor Funding, Inc. 4.625% 2028[1]	$1,910	$2,013
Bausch Health Companies, Inc. 9.25% 2026[1]	2,644	2,827
Bausch Health Companies, Inc. 5.75% 2027[1]	1,000	1,049
Bausch Health Companies, Inc. 4.875% 2028[1]	2,445	2,537
Bausch Health Companies, Inc. 5.00% 2028[1]	987	938
Bausch Health Companies, Inc. 7.00% 2028[1]	553	567
Bausch Health Companies, Inc. 5.00% 2029[1]	375	350
Bausch Health Companies, Inc. 6.25% 2029[1]	815	808
Bausch Health Companies, Inc. 5.25% 2030[1]	852	796
Bausch Health Companies, Inc. 5.25% 2031[1]	3,055	2,814
Catalent Pharma Solutions, Inc. 5.00% 2027[1]	53	55
Catalent Pharma Solutions, Inc. 3.125% 2029[1]	285	280
Catalent Pharma Solutions, Inc. 3.50% 2030[1]	1,200	1,202
Centene Corp. 4.25% 2027	584	612
Centene Corp. 2.45% 2028	4,140	4,166
Centene Corp. 4.625% 2029	4,305	4,697
Centene Corp. 3.00% 2030	2,530	2,596
Centene Corp. 3.375% 2030	842	873
Centene Corp. 2.50% 2031	1,485	1,466
Centene Corp. 2.625% 2031	1,350	1,343
Charles River Laboratories International, Inc. 4.25% 2028[1]	241	251
Charles River Laboratories International, Inc. 3.75% 2029[1]	680	695
Community Health Systems, Inc. 5.625% 2027[1]	730	765
Community Health Systems, Inc. 6.00% 2029[1]	653	693
DaVita, Inc. 4.625% 2030[1]	1,100	1,133
Encompass Health Corp. 4.50% 2028	496	513
Encompass Health Corp. 4.75% 2030	285	300
Endo DAC / Endo Finance LLC / Endo Finco 9.50% 2027[1]	1,561	1,567
Endo DAC / Endo Finance LLC / Endo Finco 6.00% 2028[1]	1,558	1,117
Endo International PLC 5.75% 2022[1]	2,777	2,569
Endo International PLC 5.875% 2024[1]	1,300	1,278
Endo Luxembourg Finance Co. I SARL / Endo U.S., Inc. 6.125% 2029[1]	1,490	1,492
Grifols Escrow Issuer SA 4.75% 2028[1]	680	696
HCA, Inc. 5.875% 2023	70	75
HCA, Inc. 5.875% 2026	321	368
HCA, Inc. 4.50% 2027	173	195
HCA, Inc. 5.625% 2028	2,065	2,459
HCA, Inc. 5.875% 2029	750	902
HCA, Inc. 3.50% 2030	1,650	1,750
HCA, Inc. 5.50% 2047	128	166
HCA, Inc. 5.25% 2049	475	607
HCA, Inc. 7.50% 2095	250	380
HealthEquity, Inc. 4.50% 2029[1]	555	564
IMS Health Holdings, Inc. 5.00% 2026[1]	823	845
Jaguar Holding Co. II 4.625% 2025[1]	350	364
Jazz Securities DAC 4.375% 2029[1]	1,256	1,303
Mallinckrodt International Finance SA 5.50% 2025[1,5]	1,118	564
Mallinckrodt PLC 5.75% 2022[1,5]	420	208
Mallinckrodt PLC 10.00% 2025[1]	1,494	1,612
ModivCare Escrow Issuer, Inc. 5.00% 2029[1]	570	592
Molina Healthcare, Inc. 5.375% 2022	1,164	1,202
Molina Healthcare, Inc. 4.375% 2028[1]	920	958
Molina Healthcare, Inc. 3.875% 2030[1]	1,999	2,091
Multiplan, Inc. 5.50% 2028[1]	475	474
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Organon Finance 1 LLC 4.125% 2028[1]	$475	$485
Organon Finance 1 LLC 5.125% 2031[1]	240	252
Owens & Minor, Inc. 4.375% 2024	1,935	2,057
Owens & Minor, Inc. 4.50% 2029[1]	1,980	2,002
Par Pharmaceutical, Inc. 7.50% 2027[1]	4,715	4,810
Radiology Partners, Inc. 9.25% 2028[1]	1,213	1,306
Rotech Healthcare, Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% PIK 2023[2,3,6,7,8]	4,246	4,246
RP Escrow Issuer, LLC 5.25% 2025[1]	735	757
Select Medical Holdings Corp. 6.25% 2026[1]	554	583
Surgery Center Holdings 10.00% 2027[1]	416	450
Syneos Health, Inc. 3.625% 2029[1]	630	629
Team Health Holdings, Inc. 6.375% 2025[1]	899	870
Team Health Holdings, Inc., Term Loan B, 3.75% 2024[2,3]	314	307
Tenet Healthcare Corp. 4.625% 2024	230	234
Tenet Healthcare Corp. 4.875% 2026[1]	6,180	6,404
Tenet Healthcare Corp. 5.125% 2027[1]	710	741
Tenet Healthcare Corp. 6.25% 2027[1]	500	519
Tenet Healthcare Corp. 4.625% 2028[1]	550	571
Tenet Healthcare Corp. 6.125% 2028[1]	500	526
Tenet Healthcare Corp. 4.25% 2029[1]	990	1,006
Tenet Healthcare Corp. 6.875% 2031	100	115
Teva Pharmaceutical Finance Co. BV 2.80% 2023	2,708	2,695
Teva Pharmaceutical Finance Co. BV 6.00% 2024	4,779	5,036
Teva Pharmaceutical Finance Co. BV 7.125% 2025	2,709	2,966
Teva Pharmaceutical Finance Co. BV 3.15% 2026	2,134	2,046
Teva Pharmaceutical Finance Co. BV 6.75% 2028	2,238	2,560
Teva Pharmaceutical Finance Co. BV 4.10% 2046	962	831
Valeant Pharmaceuticals International, Inc. 6.125% 2025[1]	4,446	4,543
Valeant Pharmaceuticals International, Inc. 9.00% 2025[1]	581	614
Valeant Pharmaceuticals International, Inc. 8.50% 2027[1]	502	535
		115,486
Materials 10.54%
Alcoa Netherlands Holding BV 5.50% 2027[1]	510	548
Alcoa Netherlands Holding BV 4.125% 2029[1]	430	448
Allegheny Technologies, Inc. 4.875% 2029	1,415	1,422
Allegheny Technologies, Inc. 5.125% 2031	460	464
ArcelorMittal 4.25% 2029	372	410
ArcelorMittal 7.00% 2039	558	788
ArcelorMittal 6.75% 2041	1,025	1,410
Arconic Corp. 6.00% 2025[1]	810	852
Arconic Rolled Products Corp. 6.125% 2028[1]	200	212
Ardagh Group SA 6.50% Cash 2027[1,6]	622	662
Ardagh Metal Packaging Finance USA LLC 4.00% 2029[1]	650	658
Ardagh Packaging Finance 5.25% 2025[1]	495	518
Ardagh Packaging Finance 5.25% 2027[1]	225	229
Axalta Coating Systems LLC 4.75% 2027[1]	460	480
Ball Corp. 3.125% 2031	1,250	1,236
BWAY Parent Co., Inc. 5.50% 2024[1]	1,619	1,635
Cascades, Inc. 5.125% 2026[1]	495	527
Cascades, Inc. 5.375% 2028[1]	340	358
Cleveland-Cliffs, Inc. 9.875% 2025[1]	204	234
Cleveland-Cliffs, Inc. 6.75% 2026[1]	817	872
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Cleveland-Cliffs, Inc. 5.875% 2027	$2,880	$2,984
Cleveland-Cliffs, Inc. 7.00% 2027	297	312
Cleveland-Cliffs, Inc. 4.625% 2029[1]	2,300	2,352
Cleveland-Cliffs, Inc. 4.875% 2031[1]	2,475	2,559
Consolidated Energy Finance SA 6.50% 2026[1]	1,250	1,296
Consolidated Energy Finance SA 5.625% 2028[1]	1,555	1,555
Constellium SE 3.75% 2029[1]	350	341
CVR Partners LP 9.25% 2023[1]	291	292
CVR Partners LP 6.125% 2028[1]	3,025	3,176
Diamond (BC) BV 4.625% 2029[1]	205	208
Element Solutions, Inc. 3.875% 2028[1]	620	627
First Quantum Minerals, Ltd. 7.25% 2023[1]	2,073	2,112
First Quantum Minerals, Ltd. 7.50% 2025[1]	3,893	3,998
First Quantum Minerals, Ltd. 6.875% 2026[1]	3,276	3,411
First Quantum Minerals, Ltd. 6.875% 2027[1]	5,240	5,548
FMG Resources 4.375% 2031[1]	1,115	1,154
Freeport-McMoRan, Inc. 4.55% 2024	150	162
Freeport-McMoRan, Inc. 4.25% 2030	637	675
Freeport-McMoRan, Inc. 5.40% 2034	551	663
Freeport-McMoRan, Inc. 5.45% 2043	1,401	1,727
FXI Holdings, Inc. 7.875% 2024[1]	2,805	2,865
FXI Holdings, Inc. 12.25% 2026[1]	5,615	6,383
GPC Merger Sub, Inc. 7.125% 2028[1]	534	568
Hexion, Inc. 7.875% 2027[1]	2,061	2,203
INEOS Group Holdings SA 5.625% 2024[1]	497	499
Joseph T. Ryerson & Son, Inc. 8.50% 2028[1]	620	688
LSB Industries, Inc. 9.625% 2023[1]	5,703	5,946
LSB Industries, Inc. 6.25% 2028[1]	2,460	2,485
Mercer International, Inc. 5.125% 2029	400	409
Methanex Corp. 5.125% 2027	4,200	4,546
Methanex Corp. 5.25% 2029	1,300	1,409
Methanex Corp. 5.65% 2044	1,225	1,320
Neon Holdings, Inc. 10.125% 2026[1]	840	911
Nova Chemicals Corp. 4.875% 2024[1]	495	518
Nova Chemicals Corp. 5.00% 2025[1]	295	313
Nova Chemicals Corp. 5.25% 2027[1]	2,536	2,668
Nova Chemicals Corp. 4.25% 2029[1]	2,175	2,178
Novelis Corp. 3.25% 2026[1]	1,235	1,254
Novelis Corp. 4.75% 2030[1]	990	1,043
Novelis Corp. 3.875% 2031[1]	1,330	1,317
OCI NV 5.25% 2024[1]	250	257
Olin Corp. 9.50% 2025[1]	490	611
Olin Corp. 5.625% 2029	300	330
Olin Corp. 5.00% 2030	180	191
Owens-Illinois, Inc. 5.875% 2023[1]	420	445
Owens-Illinois, Inc. 6.375% 2025[1]	265	294
Plastipak Holdings, Inc. 6.25% 2025[1]	200	204
Rayonier A.M. Products, Inc. 7.625% 2026[1]	300	319
SCIH Salt Holdings, Inc. 4.875% 2028[1]	4,375	4,402
SCIH Salt Holdings, Inc. 6.625% 2029[1]	1,395	1,341
Scotts Miracle-Gro Co. 4.50% 2029	639	669
Scotts Miracle-Gro Co. 4.375% 2032[1]	455	459
Sealed Air Corp. 5.25% 2023[1]	267	279
Sealed Air Corp. 4.00% 2027[1]	316	337
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Silgan Holdings, Inc. 4.125% 2028	$377	$388
Summit Materials, Inc. 6.50% 2027[1]	360	378
Summit Materials, Inc. 5.25% 2029[1]	955	1,004
Trivium Packaging BV 5.50% 2026[1]	530	556
Trivium Packaging BV 8.50% 2027[1]	403	433
Tronox, Ltd. 4.625% 2029[1]	730	727
Unifrax Escrow Issuer Corp. 5.25% 2028[1]	989	1,003
Unifrax Escrow Issuer Corp. 7.50% 2029[1]	280	287
Valvoline, Inc. 4.25% 2030[1]	353	366
Valvoline, Inc. 3.625% 2031[1]	620	613
Venator Materials Corp. 5.75% 2025[1]	3,896	3,688
Venator Materials Corp. 9.50% 2025[1]	1,155	1,279
W. R. Grace Holdings LLC 4.875% 2027[1]	655	675
W. R. Grace Holdings LLC 5.625% 2029[1]	790	816
Warrior Met Coal, Inc. 8.00% 2024[1]	1,400	1,423
		112,412
Industrials 8.58%
ADT Security Corp. 4.125% 2029[1]	1,635	1,627
Aeropuerto International de Tocume SA 4.00% 2041[1]	200	206
Aeropuerto International de Tocume SA 5.125% 2061[1]	200	210
Allison Transmission Holdings, Inc. 3.75% 2031[1]	1,720	1,675
American Airlines, Inc. 5.50% 2026[1]	2,160	2,273
American Airlines, Inc. 5.75% 2029[1]	750	809
Artera Services, LLC 9.033% 2025[1]	1,060	1,151
Associated Materials, LLC 9.00% 2025[1]	2,156	2,283
Atkore, Inc. 4.25% 2031[1]	385	397
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2028[2,3]	550	550
Atlantic Aviation FBO, Inc., Term Loan, (3-month USD-LIBOR + 5.75%) 6.25% 2029[2,3]	1,580	1,610
ATS Automation Tooling Systems, Inc. 4.125% 2028[1]	275	282
Avis Budget Car Rental, LLC 5.75% 2027[1]	885	924
Avis Budget Group, Inc. 5.375% 2029[1]	1,150	1,217
Avolon Holdings Funding, Ltd. 5.25% 2024[1]	660	721
Avolon Holdings Funding, Ltd. 2.528% 2027[1]	2,098	2,065
Azul Investments LLP 7.25% 2026[1]	670	641
Boeing Company 3.625% 2031	1,050	1,125
Boeing Company 3.50% 2039	70	70
Boeing Company 3.75% 2050	400	405
Boeing Company 5.93% 2060	700	958
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[1]	132	138
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[1]	168	183
Bombardier, Inc. 7.50% 2024[1]	600	625
Bombardier, Inc. 7.50% 2025[1]	1,601	1,637
Bombardier, Inc. 7.125% 2026[1]	1,660	1,745
Bombardier, Inc. 7.875% 2027[1]	2,703	2,806
Bombardier, Inc. 6.00% 2028[1]	1,615	1,635
Bombardier, Inc. 7.45% 2034[1]	700	822
Builders FirstSource, Inc. 4.25% 2032[1]	1,730	1,771
BWX Technologies, Inc. 4.125% 2028[1]	615	632
BWX Technologies, Inc. 4.125% 2029[1]	1,220	1,251
Clarivate Science Holdings Corp. 3.875% 2028[1]	1,515	1,517
Clarivate Science Holdings Corp. 4.875% 2029[1]	1,265	1,269
Clean Harbors, Inc. 4.875% 2027[1]	766	796
CoreCivic, Inc. 8.25% 2026	388	396
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
CoreLogic, Inc. 4.50% 2028[1]	$4,289	$4,268
CoreLogic, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	750	769
Covanta Holding Corp. 5.875% 2025	358	370
Covanta Holding Corp. 5.00% 2030	850	860
Dun & Bradstreet Corp. 6.875% 2026[1]	703	738
Dun & Bradstreet Corp. 10.25% 2027[1]	598	644
Electricidad Firme de Mexico Holdings, SA de CV, 4.90% 2026[1]	505	508
Fortress Transportation and Infrastructure Investors LLC 9.75% 2027[1]	445	505
Fortress Transportation and Infrastructure Investors LLC 5.50% 2028[1]	440	444
Garda World Security Corp. 6.00% 2029[1]	150	147
Global Infrastructure Solutions, Inc. 5.625% 2029[1]	500	512
Gol Finance SA 8.00% 2026[1]	410	413
Harsco Corp. 5.75% 2027[1]	650	674
Herc Holdings, Inc. 5.50% 2027[1]	200	210
Icahn Enterprises Finance Corp. 4.75% 2024	1,080	1,125
JELD-WEN Holding, Inc. 4.875% 2027[1]	1,033	1,078
Kratos Defense & Security Solutions, Inc. 6.50% 2025[1]	1,450	1,505
LABL Escrow Issuer, LLC 6.75% 2026[1]	850	894
LABL Escrow Issuer, LLC 10.50% 2027[1]	720	777
LSC Communications, Inc. 8.75% 2023[1,5,7,8]	8,933	206
LSC Communications, Inc., Term Loan B, (USD Prime Rate + 4.50%) 7.75% 2022[2,3,5,7,8]	301	7
MasTec, Inc. 4.50% 2028[1]	1,250	1,306
Meritor, Inc. 4.50% 2028[1]	1,025	1,029
Mueller Water Products, Inc. 4.00% 2029[1]	275	285
NESCO Holdings II, Inc. 5.50% 2029[1]	255	265
Nielsen Finance LLC and Nielsen Finance Co. 5.625% 2028[1]	250	260
Nielsen Finance LLC and Nielsen Finance Co. 5.875% 2030[1]	1,400	1,476
Park River Holdings, Inc. 5.625% 2029[1]	775	752
PGT Innovations, Inc. 4.375% 2029[1]	885	893
Pitney Bowes, Inc. 6.875% 2027[1]	750	790
PM General Purchaser LLC 9.50% 2028[1]	760	804
Prime Security Services Borrower, LLC 3.375% 2027[1]	475	456
Prime Security Services Borrower, LLC 6.25% 2028[1]	627	649
R.R. Donnelley & Sons Co. 6.125% 2026[1]	375	391
R.R. Donnelley & Sons Co., Term Loan B, (3-month USD-LIBOR + 5.00%) 5.084% 2024[2,3]	368	369
Rexnord Corp. 4.875% 2025[1]	848	869
Roller Bearing Company of America, Inc. 4.375% 2029[1]	510	523
Rolls-Royce PLC 5.75% 2027[1]	615	680
Sensata Technologies Holding BV 4.00% 2029[1]	210	214
Sensata Technologies, Inc. 3.75% 2031[1]	500	504
SkyMiles IP, Ltd. 4.75% 2028[1]	1,891	2,110
SRS Distribution, Inc. 4.625% 2028[1]	480	490
SRS Distribution, Inc. 6.125% 2029[1]	305	315
Stericycle, Inc. 5.375% 2024[1]	1,135	1,165
Stericycle, Inc. 3.875% 2029[1]	270	272
The Brink’s Co. 4.625% 2027[1]	719	748
Titan International, Inc. 7.00% 2028[1]	750	791
TransDigm, Inc. 6.25% 2026[1]	1,438	1,501
TransDigm, Inc. 5.50% 2027	855	880
TransDigm, Inc. 4.625% 2029	875	875
TransDigm, Inc. 4.875% 2029	360	361
Triumph Group, Inc. 6.25% 2024[1]	1,435	1,436
Triumph Group, Inc. 8.875% 2024[1]	236	260
Triumph Group, Inc. 7.75% 2025[1]	270	267
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Uber Technologies, Inc. 8.00% 2026[1]	$498	$527
United Airlines Holdings, Inc. 6.50% 2027[1]	4,095	4,458
United Airlines, Inc. 4.375% 2026[1]	250	257
United Airlines, Inc. 4.625% 2029[1]	1,330	1,376
United Rentals, Inc. 3.875% 2031	525	539
United Rentals, Inc. 3.75% 2032	450	456
Vertical Holdco GMBH 7.625% 2028[1]	235	251
Vertical U.S. Newco, Inc. 5.25% 2027[1]	1,525	1,600
WESCO Distribution, Inc. 7.125% 2025[1]	1,375	1,469
WESCO Distribution, Inc. 7.25% 2028[1]	665	737
Western Global Airlines LLC 10.375% 2025[1]	385	432
XPO Logistics, Inc. 6.25% 2025[1]	300	317
		91,481
Financials 6.78%
Advisor Group Holdings, LLC 6.25% 2028[1]	1,626	1,708
AG Merger Sub II, Inc. 10.75% 2027[1]	4,240	4,692
Alliant Holdings Intermediate, LLC 6.75% 2027[1]	1,536	1,592
Ally Financial, Inc. 8.00% 2031	403	582
Ally Financial, Inc. 8.00% 2031	63	90
AmWINS Group, Inc. 4.875% 2029[1]	705	716
Apollo Commercial Real Estate Finance, Inc. 4.625% 2029[1]	400	388
Aretec Escrow Issuer, Inc. 7.50% 2029[1]	2,465	2,543
Ascensus, Inc., Term Loan, (3-month USD-LIBOR + 6.50%) 7.00% 2029[2,3]	1,245	1,248
AssuredPartners, Inc. 8.00% 2027[1]	437	462
AssuredPartners, Inc. 5.625% 2029[1]	365	368
Blackstone Private Credit Fund 1.75% 2024[1]	550	549
Blackstone Private Credit Fund 2.625% 2026[1]	550	549
BroadStreet Partners, Inc. 5.875% 2029[1]	575	574
Cobra AcquisitionCo LLC 6.375% 2029[1]	500	500
Coinbase Global, Inc. 3.375% 2028[1]	1,975	1,900
Coinbase Global, Inc. 3.625% 2031[1]	1,475	1,404
Compass Diversified Holdings 5.25% 2029[1]	4,170	4,368
Credit Acceptance Corp. 5.125% 2024[1]	765	789
Freedom Mortgage Corp. 7.625% 2026[1]	625	638
FS Energy and Power Fund 7.50% 2023[1]	4,084	4,242
Hightower Holding, LLC 6.75% 2029[1]	505	518
HUB International, Ltd. 7.00% 2026[1]	1,550	1,604
Icahn Enterprises Finance Corp. 5.25% 2027	277	288
Icahn Enterprises Finance Corp. 4.375% 2029	675	675
Ladder Capital Corp. 4.25% 2027[1]	1,689	1,674
LD Holdings Group LLC 6.125% 2028[1]	315	297
LFS Topco LLC 5.875% 2026[1]	500	516
LPL Holdings, Inc. 4.625% 2027[1]	962	999
LPL Holdings, Inc. 4.00% 2029[1]	1,270	1,306
LPL Holdings, Inc. 4.375% 2031[1]	1,060	1,108
MGIC Investment Corp. 5.25% 2028	525	561
MidCap Financial Issuer Trust 6.50% 2028[1]	750	784
MidCap Financial Issuer Trust 5.625% 2030[1]	265	263
Mozart Debt Merger Sub, Inc. 3.875% 2029[1]	1,100	1,100
Mozart Debt Merger Sub, Inc. 5.25% 2029[1]	2,435	2,435
MSCI, Inc. 4.00% 2029[1]	900	954
MSCI, Inc. 3.625% 2030[1]	66	68
MSCI, Inc. 3.625% 2031[1]	1,875	1,953
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
MSCI, Inc. 3.875% 2031[1]	$2,150	$2,257
MSCI, Inc. 3.25% 2033[1]	1,165	1,180
National Financial Partners Corp. 6.875% 2028[1]	639	653
Navient Corp. 6.50% 2022	1,633	1,688
Navient Corp. 5.50% 2023	2,886	3,019
Navient Corp. 5.875% 2024	1,720	1,838
Navient Corp. 6.125% 2024	1,267	1,358
Navient Corp. 5.00% 2027	2,883	2,973
Navient Corp. 4.875% 2028	320	323
Navient Corp. 5.625% 2033	1,778	1,694
NFP Corp. 4.875% 2028[1]	500	509
OneMain Holdings, Inc. 7.125% 2026	1,335	1,549
Owl Rock Capital Corp. 4.625% 2024[1]	750	804
Owl Rock Capital Corp. 3.75% 2025	900	947
Owl Rock Capital Corp. 3.375% 2026	390	406
Owl Rock Core Income Corp. 3.125% 2026[1]	550	544
PRA Group, Inc. 5.00% 2029[1]	450	451
Quicken Loans, LLC 3.625% 2029[1]	455	461
Rocket Mortgage / Rocket Mortgage Co-Issuer, Inc. 2.875% 2026[1]	500	489
Springleaf Finance Corp. 6.125% 2024	467	500
Springleaf Finance Corp. 6.625% 2028	190	219
Springleaf Finance Corp. 5.375% 2029	183	199
Starwood Property Trust, Inc. 5.00% 2021	245	246
Starwood Property Trust, Inc. 5.50% 2023[1]	465	488
Travelport Finance Luxembourg SARL, Term Loan, (3-month USD-LIBOR + 1.50%) 7.25% PIK and 2.50% Cash 2025[2,3,6]	497	516
		72,316
Information technology 4.07%
Almonde, Inc., Term Loan, (3-month USD-LIBOR + 7.25%) 8.25% 2025[2,3]	3,574	3,602
Applied Systems, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.25% 2025[2,3]	822	835
Avaya, Inc. 6.125% 2028[1]	490	516
Black Knight, Inc. 3.625% 2028[1]	1,315	1,323
BMC Software, Inc. 7.125% 2025[1]	225	240
BMC Software, Inc. 9.125% 2026[1]	240	252
BMC Software, Inc., Term Loan, (3-month USD-LIBOR + 5.50%) 6.128% 2026[2,3]	1,800	1,822
Booz Allen Hamilton, Inc. 3.875% 2028[1]	1,490	1,529
Booz Allen Hamilton, Inc. 4.00% 2029[1]	915	939
Dell International LLC / EMC Corp. 8.10% 2036	450	684
Dell International LLC / EMC Corp. 8.35% 2046	291	473
Dell, Inc. 6.50% 2038	122	160
Dell, Inc. 5.40% 2040	300	357
Diebold Nixdorf AG, Term Loan B, (3-month USD-LIBOR + 2.75%) 2.875% 2023[2,3]	643	640
Diebold Nixdorf, Inc. 9.375% 2025[1]	4,700	5,150
Diebold, Inc. 8.50% 2024	1,534	1,569
Elastic NV 4.125% 2029[1]	350	352
Gartner, Inc. 4.50% 2028[1]	1,635	1,719
Gartner, Inc. 3.75% 2030[1]	250	258
Imola Merger Corp. 4.75% 2029[1]	300	311
Match Group Holdings II, LLC 3.625% 2031[1]	325	322
MicroStrategy, Inc. 6.125% 2028[1]	625	632
MoneyGram International, Inc. 5.375% 2026[1]	1,575	1,601
NCR Corp. 5.125% 2029[1]	2,675	2,762
Oracle Corp. 3.95% 2051	458	484
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Rocket Software, Inc. 6.50% 2029[1]	$1,565	$1,552
Sabre GLBL, Inc. 7.375% 2025[1]	48	51
Sabre Holdings Corp. 9.25% 2025[1]	548	634
Solera Holdings, Inc., Term Loan B, (3-month USD-LIBOR + 4.00%) 4.50% 2028[2,3]	600	602
Square, Inc. 2.75% 2026[1]	2,400	2,436
Square, Inc. 3.50% 2031[1]	1,270	1,304
Synaptics, Inc. 4.00% 2029[1]	375	384
Ultimate Software Group, Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 7.50% 2027[2,3]	1,325	1,351
Unisys Corp. 6.875% 2027[1]	1,695	1,854
VeriSign, Inc. 5.25% 2025	132	150
Veritas Holdings, Ltd. 7.50% 2025[1]	2,140	2,228
Viavi Solutions, Inc. 3.75% 2029[1]	600	602
Virtusa Corp., Term Loan B, (3-month USD-LIBOR + 3.75%) 4.50% 2028[2,3]	50	50
Xerox Corp. 5.00% 2025[1]	595	626
Xerox Corp. 5.50% 2028[1]	1,015	1,052
		43,408
Consumer staples 3.61%
Albertsons Companies, Inc. 3.50% 2023[1]	550	563
Albertsons Companies, Inc. 3.50% 2029[1]	2,398	2,396
Albertsons Companies, Inc. 4.875% 2030[1]	335	361
B&G Foods, Inc. 5.25% 2025	612	627
B&G Foods, Inc. 5.25% 2027	1,428	1,491
Central Garden & Pet Co. 4.125% 2030	420	430
Central Garden & Pet Co. 4.125% 2031[1]	855	869
Coty, Inc. 5.00% 2026[1]	700	716
Coty, Inc. 6.50% 2026[1]	520	533
Darling Ingredients, Inc. 5.25% 2027[1]	459	478
Edgewell Personal Care Co. 5.50% 2028[1]	275	291
Energizer Holdings, Inc. 4.375% 2029[1]	545	542
Fresh Market, Inc. 9.75% 2023[1]	120	124
Ingles Markets, Inc. 4.00% 2031[1]	645	654
JBS Luxembourg SARL 3.625% 2032[1]	400	408
Kraft Heinz Company 3.875% 2027	725	792
Kraft Heinz Company 4.25% 2031	713	807
Kraft Heinz Company 5.00% 2042	500	614
Kraft Heinz Company 5.20% 2045	330	414
Kraft Heinz Company 4.375% 2046	1,991	2,269
Kraft Heinz Company 4.875% 2049	2,360	2,878
Kraft Heinz Company 5.50% 2050	1,370	1,811
Kronos Acquisition Holdings, Inc. 5.00% 2026[1]	1,740	1,740
Kronos Acquisition Holdings, Inc. 7.00% 2027[1]	3,350	3,216
Lamb Weston Holdings, Inc. 4.625% 2024[1]	561	571
Nestle Skin Health SA, Term Loan B3, (3-month USD-LIBOR + 3.75%) 4.50% 2026[2,3]	1,797	1,804
Performance Food Group, Inc. 4.25% 2029[1]	413	415
Post Holdings, Inc. 5.625% 2028[1]	569	599
Post Holdings, Inc. 5.50% 2029[1]	166	176
Post Holdings, Inc. 4.625% 2030[1]	3,605	3,637
Post Holdings, Inc. 4.50% 2031[1]	1,350	1,336
Prestige Brands International, Inc. 5.125% 2028[1]	103	108
Prestige Brands International, Inc. 3.75% 2031[1]	1,525	1,474
Simmons Foods, Inc. 4.625% 2029[1]	993	1,002
Spectrum Brands, Inc. 5.75% 2025	178	183
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Triton Water Holdings, Inc. 6.25% 2029[1]	$360	$366
United Natural Foods, Inc. 6.75% 2028[1]	1,700	1,842
		38,537
Real estate 3.45%
Brookfield Property REIT, Inc. 5.75% 2026[1]	2,934	3,051
Diversified Healthcare Trust 4.75% 2024	275	284
Diversified Healthcare Trust 9.75% 2025	650	712
Diversified Healthcare Trust 4.75% 2028	335	337
Diversified Healthcare Trust 4.375% 2031	725	702
HAT Holdings I LLC / HAT Holdings II LLC 3.375% 2026[1]	500	508
Hospitality Properties Trust 7.50% 2025	238	267
Howard Hughes Corp. 5.375% 2028[1]	1,447	1,527
Howard Hughes Corp. 4.125% 2029[1]	3,143	3,151
Howard Hughes Corp. 4.375% 2031[1]	2,218	2,234
Iron Mountain, Inc. 4.875% 2027[1]	2,066	2,148
Iron Mountain, Inc. 5.00% 2028[1]	617	644
Iron Mountain, Inc. 5.25% 2028[1]	1,214	1,270
Iron Mountain, Inc. 5.25% 2030[1]	2,610	2,773
Iron Mountain, Inc. 4.50% 2031[1]	1,050	1,066
Kennedy-Wilson Holdings, Inc. 4.75% 2029	2,905	2,960
Kennedy-Wilson Holdings, Inc. 4.75% 2030	2,515	2,557
Kennedy-Wilson Holdings, Inc. 5.00% 2031	2,565	2,626
Ladder Capital Corp. 5.25% 2025[1]	1,040	1,054
Ladder Capital Corp. 4.75% 2029[1]	100	99
Medical Properties Trust, Inc. 5.00% 2027	1,333	1,406
Medical Properties Trust, Inc. 3.50% 2031	239	244
Park Intermediate Holdings LLC 4.875% 2029[1]	1,440	1,484
Realogy Corp. 9.375% 2027[1]	740	814
Realogy Corp. 5.75% 2029[1]	840	872
Realogy Group LLC 7.625% 2025[1]	260	278
RHP Hotel Properties LP / RHP Finance Corp. 4.50% 2029[1]	585	587
RLJ Lodging Trust, LP 4.00% 2029[1]	800	800
Service Properties Trust 5.50% 2027	130	139
WeWork Companies, Inc. 7.875% 2025[1]	140	142
		36,736
Utilities 3.13%
Alfa Desarrollo SpA 4.55% 2051[1]	295	288
AmeriGas Partners LP 5.75% 2027	297	336
Calpine Corp. 4.50% 2028[1]	500	511
Calpine Corp. 5.125% 2028[1]	518	525
Calpine Corp. 3.75% 2031[1]	400	385
Calpine Corp. 5.00% 2031[1]	1,000	1,001
DPL, Inc. 4.125% 2025	765	820
DPL, Inc. 4.35% 2029	575	626
Emera, Inc. 6.75% 2076 (3-month USD-LIBOR + 5.44% on 6/15/2026)[4]	1,155	1,375
FirstEnergy Corp. 2.25% 2030	1,170	1,131
FirstEnergy Corp. 2.65% 2030	624	622
FirstEnergy Corp. 7.375% 2031	734	1,005
FirstEnergy Corp. 5.60% 2047[4]	550	672
FirstEnergy Corp. 3.40% 2050	1,710	1,648
FirstEnergy Transmission LLC 2.866% 2028[1]	325	340
FirstEnergy Transmission LLC 4.55% 2049[1]	100	117
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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Instituto Costarricense de Electricidad 6.75% 2031[1]	$305	$302
Inversiones Latin America Power 5.125% 2033[1]	310	305
NextEra Energy Partners LP 4.25% 2024[1]	122	129
NextEra Energy Partners LP 3.875% 2026[1]	92	98
NGL Energy Partners LP 7.50% 2026	1,150	1,031
NRG Energy, Inc. 3.375% 2029[1]	355	351
NRG Energy, Inc. 3.625% 2031[1]	1,030	1,013
Pacific Gas and Electric Co. 4.55% 2030	623	674
Pacific Gas and Electric Co. 3.25% 2031	200	200
Pacific Gas and Electric Co. 3.95% 2047	500	482
Pacific Gas and Electric Co. 4.95% 2050	600	639
PG&E Corp. 5.00% 2028	3,180	3,244
PG&E Corp. 5.25% 2030	3,280	3,362
PG&E Corp., Term Loan, (3-month USD-LIBOR + 3.00%) 3.50% 2025[2,3]	252	248
Talen Energy Corp. 6.50% 2025	220	110
Talen Energy Corp. 10.50% 2026[1]	3,448	1,902
Talen Energy Corp. 7.25% 2027[1]	3,353	3,169
Talen Energy Corp. 6.625% 2028[1]	130	121
Talen Energy Supply, LLC 7.625% 2028[1]	1,849	1,737
Venture Global Calcasieu Pass, LLC 3.875% 2029[1]	2,120	2,186
Vistra Operations Co. LLC 3.55% 2024[1]	231	243
Vistra Operations Co. LLC 4.375% 2029[1]	400	403
		33,351
Total corporate bonds, notes & loans		972,961
U.S. Treasury bonds & notes 0.11% U.S. Treasury inflation-protected securities 0.11%
U.S. Treasury Inflation-Protected Security 0.125% 2051[9,10]	1,048	1,148
Asset-backed obligations 0.03%
Castlelake Aircraft Securitization Trust, Series 2017-1R, Class C, 6.50% 2041[1,11]	366	363
Total bonds, notes & other debt instruments (cost: $956,494,000)		974,472
Convertible bonds & notes 0.15% Communication services 0.06%
DISH DBS Corp., convertible notes, 3.375% 2026	635	662
Consumer discretionary 0.05%
NCL Corp., Ltd., convertible notes, 5.375% 2025	155	265
Royal Caribbean Cruises, Ltd., convertible notes, 4.25% 2023	200	282
		547
Industrials 0.03%
American Airlines Group, Inc., convertible notes, 6.50% 2025	183	281
Energy 0.01%
Mesquite Energy, Inc., convertible notes, 15.19% PIK 2023[1,6,7,8]	73	73
Total convertible bonds & notes (cost: $1,239,000)		1,563
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Convertible stocks 0.07% Financials 0.04%	Shares	Value (000)
2020 Cash Mandatory Exchangeable Trust, convertible preferred shares, 5.25% 2023[1]	411	$466
Utilities 0.03%
PG&E Corp., convertible preferred units, 5.50% 2023	3,350	320
Total convertible stocks (cost: $707,000)		786
Common stocks 5.56% Health care 2.04%
Rotech Healthcare, Inc.[7,8,12,13]	201,793	21,794
Energy 1.85%
Chesapeake Energy Corp.	117,190	7,218
Oasis Petroleum, Inc.	42,568	4,232
Denbury, Inc.[12]	32,880	2,310
Extraction Oil & Gas, Inc.[12]	38,332	2,164
Weatherford International[12]	70,159	1,380
Ascent Resources - Utica LLC, Class A7,8,12,13	6,297,894	819
California Resources Corp.[12]	17,202	705
Diamond Offshore Drilling, Inc.[12]	82,188	487
Diamond Offshore Drilling, Inc.[1,7,12]	28,784	162
Tapstone Energy, LLC[1,7,8,12]	14,603	145
McDermott International, Ltd.[12]	107,875	54
Mesquite Energy, Inc.[7,8,12]	3,558	21
		19,697
Industrials 0.80%
New AMI I, LLC[7,8,12]	949,277	8,515
Consumer discretionary 0.51%
MYT Holding Co., Class B7,12	608,846	3,197
NMG Parent LLC[12]	15,965	2,195
		5,392
Materials 0.17%
Hexion Holdings Corp., Class B12	81,939	1,803
Financials 0.11%
Jonah Energy Parent LLC[7,8,12]	38,716	832
Navient Corp.	20,000	395
		1,227
Communication services 0.05%
iHeartMedia, Inc., Class A12	22,639	566
Information technology 0.03%
MoneyGram International, Inc.[12]	41,400	332
Total common stocks (cost: $31,583,000)		59,326
American Funds Insurance Series — American High-Income Trust — Page 197 of 242

unaudited
Preferred securities 0.28% Consumer discretionary 0.21%	Shares	Value (000)
MYT Holdings LLC, Series A, preferred shares, 10.00% 2029	2,095,904	$2,217
Industrials 0.07%
ACR III LSC Holdings LLC, Series B, preferred shares[1,7,8,12]	1,022	719
Total preferred securities (cost: $2,933,000)		2,936
Rights & warrants 0.15% Energy 0.09%
Chesapeake Energy Corp., Class B, warrants, expire 2026[12]	14,962	477
Chesapeake Energy Corp., Class A, warrants, expire 2026[12]	11,131	403
Chesapeake Energy Corp., Class C, warrants, expire 2026[12]	4,376	128
Sable Permian Resources, LLC, Class A, warrants, expire 2024[7,8,12]	2,894	—[14]
		1,008
Consumer discretionary 0.06%
NMG Parent LLC, warrants, expire 2027[7,12]	27,111	628
Total rights & warrants (cost: $2,351,000)		1,636
Short-term securities 2.25% Money market investments 2.25%
Capital Group Central Cash Fund 0.06%[15,16]	239,867	23,989
Total short-term securities (cost: $23,986,000)		23,989
Total investment securities 99.85% (cost: $1,019,293,000)		1,064,708
Other assets less liabilities 0.15%		1,595
Net assets 100.00%		$1,066,303
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[17] (000)	Value at 9/30/2021[18] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
2 Year U.S. Treasury Note Futures	Long	217	December 2021	$43,400	$47,752	$(26)
5 Year U.S. Treasury Note Futures	Short	25	December 2021	(2,500)	(3,069)	2
10 Year Ultra U.S. Treasury Note Futures	Short	24	December 2021	(2,400)	(3,486)	65
10 Year U.S. Treasury Note Futures	Short	197	December 2021	(19,700)	(25,927)	288
30 Year Ultra U.S. Treasury Bond Futures	Short	4	December 2021	(400)	(764)	26
						$355
American Funds Insurance Series — American High-Income Trust — Page 198 of 242

unaudited
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium received (000)	Unrealized appreciation at 9/30/2021 (000)
CDX.NA.HY.36	5.00%/Quarterly	6/20/2026	$9,244	$(843)	$(878)	$35
CDX.NA.HY.37	5.00%/Quarterly	12/20/2026	19,770	(1,818)	(1,840)	22
					$(2,718)	$57
Investments in affiliates16

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized depreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)
Short-term securities 2.25%
Money market investments 2.25%
Capital Group Central Cash Fund 0.06%[15]	$33,493	$372,947	$382,453	$3	$(1)	$23,989	$16
[1]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $674,907,000, which represented 63.29% of the net assets of the fund.
[2]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $36,164,000, which represented 3.39% of the net assets of the fund.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.
[4]	Step bond; coupon rate may change at a later date.
[5]	Scheduled interest and/or principal payment was not received.
[6]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $43,202,000, which represented 4.05% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $104,000, which represented .01% of the net assets of the fund.
[10]	Index-linked bond whose principal amount moves with a government price index.
[11]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[12]	Security did not produce income during the last 12 months.
[13]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear on the following page.
[14]	Amount less than one thousand.
[15]	Rate represents the seven-day yield at 9/30/2021.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Notional amount is calculated based on the number of contracts and notional contract size.
[18]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Rotech Healthcare, Inc.	9/26/2013	$4,331	$21,794	2.04%
Ascent Resources - Utica LLC, Class A	11/15/2016	302	819.08
Total private placement securities		$ 4,633	$ 22,613	2.12%
Key to abbreviations and symbol
DAC = Designated Activity Company
LIBOR = London Interbank Offered Rate
USD/$ = U.S. dollars
American Funds Insurance Series — American High-Income Trust — Page 199 of 242

American Funds Mortgage Fund®
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 80.70% Mortgage-backed obligations 59.46% Federal agency mortgage-backed obligations 52.25%	Principal amount (000)	Value (000)
Fannie Mae Pool #695412 5.00% 2033[1]	$—[2]	$—[2]
Fannie Mae Pool #AD3566 5.00% 2035[1]	2	2
Fannie Mae Pool #256583 5.00% 2036[1]	34	36
Fannie Mae Pool #889101 1.631% 2038[1,3]	31	32
Fannie Mae Pool #964279 2.095% 2038[1,3]	31	31
Fannie Mae Pool #964708 2.265% 2038[1,3]	4	4
Fannie Mae Pool #AC0794 5.00% 2039[1]	8	9
Fannie Mae Pool #931768 5.00% 2039[1]	1	2
Fannie Mae Pool #AL9335 2.123% 2040[1,3]	1,112	1,179
Fannie Mae Pool #932606 5.00% 2040[1]	4	5
Fannie Mae Pool #MA4387 2.00% 2041[1]	22	22
Fannie Mae Pool #AL9327 2.119% 2041[1,3]	1,031	1,093
Fannie Mae Pool #AL9326 2.13% 2041[1,3]	1,330	1,408
Fannie Mae Pool #AJ1873 4.00% 2041[1]	7	8
Fannie Mae Pool #AE1248 5.00% 2041[1]	11	13
Fannie Mae Pool #AE1274 5.00% 2041[1]	8	9
Fannie Mae Pool #AE1277 5.00% 2041[1]	5	6
Fannie Mae Pool #AE1283 5.00% 2041[1]	3	3
Fannie Mae Pool #AE1290 5.00% 2042[1]	6	6
Fannie Mae Pool #AT3954 3.50% 2043[1]	3	3
Fannie Mae Pool #AT0300 3.50% 2043[1]	2	2
Fannie Mae Pool #AY1829 3.50% 2044[1]	4	4
Fannie Mae Pool #AW8240 3.50% 2044[1]	1	1
Fannie Mae Pool #BJ5015 4.00% 2047[1]	53	58
Fannie Mae Pool #BH3122 4.00% 2047[1]	1	1
Fannie Mae Pool #BM4488 3.375% 2048[1,3]	518	539
Fannie Mae Pool #BK6840 4.00% 2048[1]	34	37
Fannie Mae Pool #BK5232 4.00% 2048[1]	25	27
Fannie Mae Pool #BK9743 4.00% 2048[1]	11	12
Fannie Mae Pool #BK9761 4.50% 2048[1]	6	7
Fannie Mae Pool #BJ8402 3.521% 2049[1,3]	99	103
Fannie Mae Pool #CA5496 3.00% 2050[1]	1,723	1,849
Fannie Mae Pool #CB0041 3.00% 2051[1]	238	257
Fannie Mae Pool #MA4401 3.50% 2051[1]	277	294
Fannie Mae Pool #BF0379 3.50% 2059[1]	195	213
Fannie Mae Pool #BF0497 3.00% 2060[1]	66	71
Fannie Mae Pool #BF0481 3.50% 2060[1]	226	247
Freddie Mac Pool #A18781 5.00% 2034[1]	803	915
Freddie Mac Pool #C91883 4.00% 2036[1,4]	2,753	3,010
Freddie Mac Pool #840222 2.195% 2040[1,3]	314	334
Freddie Mac Pool #Q15874 4.00% 2043[1]	2	2
Freddie Mac Pool #760014 2.913% 2045[1,3]	499	518
Freddie Mac Pool #760012 3.114% 2045[1,3]	48	50
Freddie Mac Pool #760013 3.181% 2045[1,3]	34	35
Freddie Mac Pool #760015 2.652% 2047[1,3]	93	96
American Funds Insurance Series — American Funds Mortgage Fund — Page 200 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #Q52069 3.50% 2047[1]	$41	$44
Freddie Mac Pool #Q47615 3.50% 2047[1]	23	25
Freddie Mac Pool #Q56599 4.00% 2048[1]	41	46
Freddie Mac Pool #Q56175 4.00% 2048[1]	30	33
Freddie Mac Pool #Q55971 4.00% 2048[1]	28	31
Freddie Mac Pool #Q55970 4.00% 2048[1]	12	14
Freddie Mac Pool #Q58411 4.50% 2048[1]	81	89
Freddie Mac Pool #Q58436 4.50% 2048[1]	37	41
Freddie Mac Pool #Q58378 4.50% 2048[1]	29	32
Freddie Mac Pool #Q57242 4.50% 2048[1]	25	27
Freddie Mac Pool #RA1339 3.00% 2049[1]	2,042	2,162
Freddie Mac Pool #QA2748 3.50% 2049[1]	26	28
Freddie Mac Pool #SD8163 3.50% 2051[1]	457	484
Freddie Mac Pool #SD8158 3.50% 2051[1]	80	85
Freddie Mac Pool #SD8164 3.50% 2051[1]	59	63
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[1]	1,013	1,056
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[1,3]	996	1,038
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[1,3]	784	817
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[1]	117	126
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[1]	634	676
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[1,3]	3,699	3,974
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[1]	2,042	2,140
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[1]	1,686	1,799
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[1]	926	987
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[1]	37	40
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[1]	23	24
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[1]	4,845	5,112
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[1]	1,333	1,392
Government National Mortgage Assn. 2.00% 2051[1,5]	12,480	12,637
Government National Mortgage Assn. 2.50% 2051[1,5]	3,402	3,512
Government National Mortgage Assn. 2.50% 2051[1,5]	2,614	2,694
Government National Mortgage Assn. 3.00% 2051[1,5]	2,967	3,100
Government National Mortgage Assn. 3.50% 2051[1,5]	37	39
Government National Mortgage Assn. Pool #AH5894 3.75% 2034[1]	859	932
Government National Mortgage Assn. Pool #AD0028 3.75% 2038[1]	569	609
Government National Mortgage Assn. Pool #AH5897 3.75% 2039[1]	573	614
Government National Mortgage Assn. Pool #004410 4.00% 2039[1]	58	60
Government National Mortgage Assn. Pool #783690 6.00% 2039[1]	114	131
Government National Mortgage Assn. Pool #004823 4.00% 2040[1]	87	90
Government National Mortgage Assn. Pool #005142 4.50% 2041[1]	28	30
Government National Mortgage Assn. Pool #005104 5.00% 2041[1]	176	191
Government National Mortgage Assn. Pool #005165 6.50% 2041[1]	143	160
Government National Mortgage Assn. Pool #MA0366 3.50% 2042[1]	206	211
Government National Mortgage Assn. Pool #AA5526 3.50% 2042[1]	139	147
Government National Mortgage Assn. Pool #AA5326 3.50% 2042[1]	141	145
Government National Mortgage Assn. Pool #AF0140 3.50% 2043[1]	232	244
Government National Mortgage Assn. Pool #AD4360 3.50% 2043[1]	94	99
Government National Mortgage Assn. Pool #AH5882 3.75% 2044[1]	522	567
Government National Mortgage Assn. Pool #AH5884 4.25% 2044[1]	1,282	1,429
Government National Mortgage Assn. Pool #MA3727 4.00% 2046[1]	251	263
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[1]	420	449
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[1]	184	196
Government National Mortgage Assn. Pool #MA7419 3.00% 2051[1]	3,060	3,203
Government National Mortgage Assn. Pool #AO0409 4.601% 2065[1]	174	185
American Funds Insurance Series — American Funds Mortgage Fund — Page 201 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Government National Mortgage Assn. Pool #AO0461 4.615% 2065[1]	$92	$98
Government National Mortgage Assn. Pool #AN1825 4.626% 2065[1]	310	331
Government National Mortgage Assn. Pool #AO0385 4.515% 2066[1]	705	757
Government National Mortgage Assn. Pool #725897 5.20% 2066[1]	2	2
Uniform Mortgage-Backed Security 1.50% 2036[1,5]	31,110	31,335
Uniform Mortgage-Backed Security 2.00% 2036[1,5]	4,415	4,547
Uniform Mortgage-Backed Security 2.50% 2036[1,5]	300	313
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	30,967	30,927
Uniform Mortgage-Backed Security 2.00% 2051[1,5]	3,289	3,292
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	6,447	6,620
Uniform Mortgage-Backed Security 2.50% 2051[1,5]	3,586	3,690
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	6,194	6,482
Uniform Mortgage-Backed Security 3.00% 2051[1,5]	3,650	3,814
Uniform Mortgage-Backed Security 3.50% 2051[1,5]	10,748	11,373
Uniform Mortgage-Backed Security 4.00% 2051[1,5]	267	286
Uniform Mortgage-Backed Security 4.50% 2051[1,5]	2,938	3,178
		173,920
Collateralized mortgage-backed obligations (privately originated) 6.27%
Arroyo Mortgage Trust, Series 2021-1R, Class A1, 1.175% 2048[1,3,6]	751	753
Cascade Funding Mortgage Trust, Series 2020-HB4, Class A, 0.946% 2030[1,3,6]	561	563
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.898% 2036[1,3,6]	1,461	1,463
Credit Suisse Mortgage Trust, Series 2017-RPL3, Class A1, 2.00% 2060[1,3,6]	635	646
Flagstar Mortgage Trust, Series 2021-10INV, Class A3, 2.50% 2051[1,3,6]	718	732
Mello Warehouse Securitization Trust, Series 2019-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2052[1,3,6]	750	751
Mello Warehouse Securitization Trust, Series 2020-2, Class A, (1-month USD-LIBOR + 0.80%) 0.886% 2053[1,3,6]	583	585
Mello Warehouse Securitization Trust, Series 2020-1, Class A, (1-month USD-LIBOR + 0.90%) 0.986% 2053[1,3,6]	809	812
Mello Warehouse Securitization Trust, Series 2021-2, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[1,3,6]	1,210	1,212
Mortgage Repurchase Agreement Financing Trust, Series 2020-5, (1-month USD-LIBOR + 1.00%) 1.085% 2023[1,3,6]	750	751
MRA Issuance Trust, Series 2021-8, Class A1X, (1-month USD-LIBOR + 1.15%) 1.246% 2021[1,3,6]	1,625	1,627
MRA Issuance Trust, Series 2020-10, Class A, (1-month USD-LIBOR + 1.70%) 1.79% 2022[1,3,6]	2,250	2,253
MRA Issuance Trust, Series 2021-16, Class A1, (1-month USD-LIBOR + 1.55%) 1.644% 2051[1,3,6]	1,177	1,177
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.75%) 0.836% 2055[1,3,6]	1,021	1,023
Provident Funding Mortgage Warehouse Securitization Trust, Series 2021-1, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2055[1,3,6]	768	766
RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75% 2063[1,3,6]	549	548
Station Place Securitization Trust, Series 2021-WL1, Class A, (1-month USD-LIBOR + 0.65%) 0.736% 2054[1,3,6]	3,950	3,955
Station Place Securitization Trust, Series 2021-WL2, Class A, (1-month USD-LIBOR + 0.70%) 0.786% 2054[1,3,6]	375	375
Towd Point Mortgage Trust, Series 2016-5, Class A1, 2.50% 2056[1,3,6]	270	274
Towd Point Mortgage Trust, Series 2017-5, Class A1, 0.686% 2057[1,3,6]	21	21
Towd Point Mortgage Trust, Series 2020-4, Class A1, 1.75% 2060[1,6]	578	585
		20,872
Commercial mortgage-backed securities 0.94%
BX Trust, Series 2021-VOLT, Class A, (1-month USD-LIBOR + 0.70%) 0.80% 2036[1,3,6]	1,215	1,217
BX Trust, Series 2021-SOAR, Class A, (1-month USD-LIBOR + 0.67%) 0.754% 2038[1,3,6]	1,174	1,176
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD-LIBOR + 1.08%) 1.164% 2038[1,3,6]	368	370
MHC Commercial Mortgage Trust, CMO, Series 2021-MHC, Class A, (1-month USD-LIBOR + 0.801%) 0.885% 2026[1,3,6]	273	274
Motel 6 Trust, Series 2021-MTL6, Class A, (1-month USD-LIBOR + 0.90%) 1.00% 2038[1,3,6]	100	100
		3,137
Total mortgage-backed obligations		197,929
American Funds Insurance Series — American Funds Mortgage Fund — Page 202 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes 17.35% U.S. Treasury 12.14%	Principal amount (000)	Value (000)
U.S. Treasury 0.125% 2023	$650	$649
U.S. Treasury 0.125% 2023	560	559
U.S. Treasury 0.125% 2023	190	189
U.S. Treasury 0.125% 2023	175	175
U.S. Treasury 0.375% 2025	490	480
U.S. Treasury 0.375% 2025	200	196
U.S. Treasury 0.50% 2026	1,750	1,721
U.S. Treasury 0.75% 2026[4]	7,592	7,541
U.S. Treasury 0.75% 2026	560	554
U.S. Treasury 1.00% 2028	375	368
U.S. Treasury 1.125% 2028	2,000	1,988
U.S. Treasury 1.25% 2028	5,975	5,977
U.S. Treasury 1.25% 2028	415	414
U.S. Treasury 0.625% 2030	1,000	931
U.S. Treasury 1.125% 2031	2,525	2,446
U.S. Treasury 1.25% 2031	713	696
U.S. Treasury 1.375% 2040	380	341
U.S. Treasury 1.875% 2041	1,750	1,711
U.S. Treasury 1.25% 2050	1,730	1,415
U.S. Treasury 1.375% 2050[4]	6,000	5,061
U.S. Treasury 1.625% 2050[4]	6,565	5,896
U.S. Treasury 2.00% 2051	1,110	1,090
		40,398
U.S. Treasury inflation-protected securities 5.21%
U.S. Treasury Inflation-Protected Security 0.125% 2023[7]	2,872	2,971
U.S. Treasury Inflation-Protected Security 0.375% 2023[7]	1,897	1,999
U.S. Treasury Inflation-Protected Security 0.625% 2023[7]	710	743
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	1,154	1,232
U.S. Treasury Inflation-Protected Security 0.125% 2024[7]	311	333
U.S. Treasury Inflation-Protected Security 0.50% 2024[7]	880	940
U.S. Treasury Inflation-Protected Security 0.625% 2024[7]	1,100	1,173
U.S. Treasury Inflation-Protected Security 0.125% 2031[7]	3,932	4,316
U.S. Treasury Inflation-Protected Security 2.125% 2041[7]	137	207
U.S. Treasury Inflation-Protected Security 0.75% 2042[4,7]	1,357	1,654
U.S. Treasury Inflation-Protected Security 1.00% 2049[7]	1,329	1,780
		17,348
Total U.S. Treasury bonds & notes		57,746
Asset-backed obligations 3.50%
Allegro CLO, Ltd., Series 2016-1A, Class AR2, (3-month USD-LIBOR + 0.95%) 1.076% 2030[1,3,6]	240	240
Ares CLO, Ltd., Series 2017-42A, Class AR, (3-month USD-LIBOR + 0.92%) 1.058% 2028[1,3,6]	250	250
Ballyrock CLO, Ltd., Series 2019-2A, Class A1AR, (3-month USD-LIBOR + 1.00%) 1.131% 2030[1,3,6]	250	250
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 2033[1,6]	89	89
Bankers Healthcare Group Securitization Trust, Series 2021-B, Class A, 0.90% 2034[1,6]	100	100
Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.54% 2025[1]	195	195
Cent CLO, Ltd., Series 2014-21A, Class AR, (3-month USD-LIBOR + 0.97%) 1.099% 2030[1,3,6]	250	250
CF Hippolyta LLC, Series 2020-1, Class A1, 1.69% 2060[1,6]	536	544
CF Hippolyta LLC, Series 2020-1, Class A2, 1.99% 2060[1,6]	103	103
CF Hippolyta LLC, Series 2021-1, Class A1, 1.53% 2061[1,6]	837	843
Credit Acceptance Auto Loan Trust, Series 2021-3A, Class A, 1.00% 2030[1,6]	275	275
Dryden Senior Loan Fund, CLO, Series 2014-33A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[1,3,6]	247	247
Exeter Automobile Receivables Trust, Series 2019-3A, Class C, 2.79% 2024[1,6]	837	844
American Funds Insurance Series — American Funds Mortgage Fund — Page 203 of 242

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued)		Principal amount (000)	Value (000)
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21% 2025[1,6]		$536	$539
Hertz Vehicle Financing LLC, Series 2021-2A, Class A, 1.68% 2027[1,6]		285	286
Longfellow Place CLO, Ltd., Series 2013-1A, Class AR3, (3-month USD-LIBOR + 1.00%) 1.126% 2029[1,3,6]		236	236
Navient Student Loan Trust, Series 2021-A, Class A, 0.84% 2069[1,6]		183	183
Navient Student Loan Trust, Series 2021-B, Class A, 0.94% 2069[1,6]		201	201
Navient Student Loan Trust, Series 2021-C, Class A, 1.06% 2069[1,6]		417	418
Navient Student Loan Trust, Series 2021-FA, Class A, 1.11% 2070[1,6]		253	253
Nelnet Student Loan Trust, Series 2021-C, Class AFL, (1-month USD-LIBOR + 0.74%) 0.829% 2062[1,3,6]		750	752
Nelnet Student Loan Trust, Series 2021-A, Class APT1, 1.36% 2062[1,6]		503	503
Nelnet Student Loan Trust, Series 2021-B, Class AFX, 1.42% 2062[1,6]		1,469	1,471
Newark BSL CLO 2, Ltd., Series 2017-1A, Class A1R, (3-month USD-LIBOR + 0.97%) 1.095% 2030[1,3,6]		250	250
Ondeck Asset Securitization Trust LLC, Series 2021-1A, Class A, 1.59% 2027[1,6]		594	597
OSW Structured Asset Trust, Series 2020-RPL1, Class A1, 3.072% 2059[1,3,6]		111	112
Palmer Square Loan Funding, CLO, Series 2019-2, Class A1, (3-month USD-LIBOR + 0.97%) 1.104% 2027[1,3,6]		310	310
Palmer Square Loan Funding, CLO, Series 2021-1, Class A1, (3-month USD-LIBOR + 0.90%) 1.034% 2029[1,3,6]		220	220
Race Point CLO, Ltd., Series 2015-9A, Class A1A2, (3-month USD-LIBOR + 0.94%) 1.066% 2030[1,3,6]		250	250
SMB Private Education Loan Trust, Series 2021-A, Class APT2, 1.07% 2053[1,6]		104	103
Sound Point CLO, Ltd., Series 2017-2A, Class AR, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,3,6]		250	250
Sound Point CLO, Ltd., Series 2017-3A, Class A1R, (3-month USD-LIBOR + 0.98%) 1.114% 2030[1,3,6]		250	250
Sound Point CLO, Ltd., Series 2015-1RA, Class AR, (3-month USD-LIBOR + 1.08%) 1.206% 2030[1,3,6]		250	250
			11,664
Bonds & notes of governments & government agencies outside the U.S. 0.23%
CPPIB Capital, Inc. 0.875% 2026[6]		320	313
Oesterreichische Kontrollbank AG 0.50% 2024		195	195
Ontario Teachers’ Finance Trust 0.875% 2026[6]		250	246
			754
Federal agency bonds & notes 0.08%
Fannie Mae 0.875% 2030		300	283
Corporate bonds, notes & loans 0.08% Communication services 0.08%
SBA Tower Trust 1.631% 2026[6]		253	253
Total bonds, notes & other debt instruments (cost: $268,240,000)			268,629
Short-term securities 55.40% Federal agency bills & notes 30.90%	Weighted average yield at acquisition
Fannie Mae 11/3/2021	0.035%	6,893	6,892
Federal Farm Credit Banks 10/25/2021	0.030	3,600	3,600
Federal Farm Credit Banks 10/27/2021	0.030	4,900	4,900
Federal Farm Credit Banks 11/8/2021	0.040	6,600	6,599
Federal Farm Credit Banks 4/11/2022	0.050	3,000	2,999
Federal Farm Credit Banks 5/18/2022	0.050	5,000	4,997
Federal Farm Credit Banks 6/7/2022	0.060	5,000	4,997
Federal Home Loan Bank 10/6/2021	0.044	3,500	3,500
Federal Home Loan Bank 10/8/2021	0.041	5,000	5,000
Federal Home Loan Bank 10/20/2021	0.040	2,200	2,200
Federal Home Loan Bank 10/22/2021	0.040	11,200	11,200
Federal Home Loan Bank 11/10/2021	0.041	20,000	19,998
Federal Home Loan Bank 12/27/2021	0.034	2,000	2,000
Federal Home Loan Bank 1/28/2022	0.048	8,000	7,998
American Funds Insurance Series — American Funds Mortgage Fund — Page 204 of 242

unaudited
Short-term securities (continued) Federal agency bills & notes (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 2/16/2022	0.050%	$8,000	$7,998
Federal Home Loan Bank 3/11/2022	0.045	6,000	5,998
Federal Home Loan Bank 3/23/2022	0.040	2,000	1,999
			102,875
Commercial paper 24.50%
Apple Inc. 10/22/2021[6]	0.060	2,000	2,000
Apple Inc. 1/4/2022[6]	0.050	5,000	4,999
Canadian Imperial Bank of Commerce 10/1/2021[6]	0.050	2,700	2,700
Chariot Funding, LLC 10/19/2021[6]	0.080	10,100	10,099
CRC Funding, LLC 1/14/2022[6]	0.100	9,000	8,997
ExxonMobil Corp. 10/25/2021	0.050	9,500	9,500
Inova Health System Foundation 12/13/2021	0.080	5,000	4,999
Johnson & Johnson 11/8/2021[6]	0.040	10,000	10,000
LMA-Americas LLC 10/14/2021[6]	0.060	6,000	6,000
Manhattan Asset Funding Company LLC 11/15/2021[6]	0.090	7,250	7,249
NRW.Bank 10/22/2021[6]	0.065	5,000	5,000
Procter & Gamble Co. 10/7/2021[6]	0.059	8,000	8,000
ST Engineering North America, Inc. 10/8/2021[6]	0.060	2,000	2,000
			81,543
Total short-term securities (cost: $184,426,000)			184,418
Total investment securities 136.10% (cost: $452,666,000)			453,047
Other assets less liabilities (36.10)%			(120,168)
Net assets 100.00%			$332,879
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2021[9] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	19	December 2021	$1,900	$2,332	$(9)
10 Year U.S. Treasury Note Futures	Long	65	December 2021	6,500	8,555	(95)
10 Year Ultra U.S. Treasury Note Futures	Short	89	December 2021	(8,900)	(12,927)	215
20 Year U.S. Treasury Bond Futures	Long	8	December 2021	800	1,274	(25)
30 Year Ultra U.S. Treasury Bond Futures	Long	2	December 2021	200	382	—[2]
						$86
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (000)	Unrealized appreciation at 9/30/2021 (000)
3-month USD-LIBOR	0.243%	5/2/2024	$33,400	$260	$22	$238
3-month USD-LIBOR	0.32%	9/23/2025	3,600	81	—	81
3-month USD-LIBOR	0.81%	7/28/2045	5,700	1,173	16	1,157
3-month USD-LIBOR	0.811%	7/27/2050	3,000	723	—	723
					$38	$2,199
American Funds Insurance Series — American Funds Mortgage Fund — Page 205 of 242

unaudited
[1]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[2]	Amount less than one thousand.
[3]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $1,659,000, which represented .50% of the net assets of the fund.
[5]	Purchased on a TBA basis.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $103,334,000, which represented 31.04% of the net assets of the fund.
[7]	Index-linked bond whose principal amount moves with a government price index.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
CLO = Collateralized Loan Obligations
CMO = Collateralized Mortgage Obligations
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — American Funds Mortgage Fund — Page 206 of 242

Ultra-Short Bond Fund
Investment portfolio
September 30, 2021
unaudited
Short-term securities 93.21% Commercial paper 71.66%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Apple Inc. 10/18/2021[1]	0.060%	$5,800	$5,800
Apple Inc. 1/4/2022[1]	0.050	4,000	3,999
BNP Paribas Finance Inc. 10/1/2021[1]	0.060	7,500	7,500
BNP Paribas Finance Inc. 10/4/2021[1]	0.060	2,600	2,600
British Columbia (Province of) 1/10/2022	0.070	700	700
British Columbia (Province of) 1/18/2022	0.070	7,000	6,998
Chariot Funding, LLC 10/19/2021[1]	0.100	9,500	9,499
CHARTA, LLC 10/18/2021[1]	0.090	9,500	9,500
Commonwealth Bank of Australia 10/22/2021[1]	0.080	10,000	9,999
Denmark (Kingdom of) 10/18/2021	0.055	5,000	5,000
Denmark (Kingdom of) 11/15/2021	0.050	4,500	4,500
Export Development Canada 11/16/2021	0.055	10,000	9,999
Exxon Mobil Corporation 12/3/2021	0.060	8,000	7,999
FMS Wertmanagement 10/19/2021[1]	0.100	2,000	2,000
FMS Wertmanagement 12/10/2021[1]	0.100	3,000	2,999
ING (U.S.) Funding LLC 12/14/2021	0.099	10,000	9,998
KfW 10/5/2021[1]	0.060	5,000	5,000
Komatsu Finance America, Inc. 11/12/2021[1]	0.080	2,000	2,000
Longship Funding LLC 11/22/2021[1]	0.070	5,000	4,999
LVMH Moët Hennessy Louis Vuitton Inc. 10/27/2021[1]	0.070	7,000	7,000
LVMH Moët Hennessy Louis Vuitton Inc. 11/2/2021[1]	0.070	3,000	3,000
Nestlé Finance International Ltd. 10/7/2021[1]	0.050	2,500	2,500
Nestlé Finance International Ltd. 10/26/2021[1]	0.048	7,000	7,000
NRW.Bank 10/5/2021[1]	0.055	5,000	5,000
OMERS Finance Trust 10/8/2021[1]	0.069	10,000	10,000
Oversea-Chinese Banking Corp. Ltd. 10/1/2021[1]	0.100	2,500	2,500
Paccar Financial Corp. 10/4/2021	0.050	5,000	5,000
Paccar Financial Corp. 11/8/2021	0.060	5,000	4,999
Procter & Gamble Co. 1/4/2022[1]	0.050	10,000	9,999
Québec (Province of) 1/18/2022[1]	0.070	10,000	9,997
Sumitomo Mitsui Banking Corp. 11/1/2021[1]	0.090	8,500	8,499
Thunder Bay Funding, LLC 11/18/2021[1]	0.090	9,000	8,999
Toronto-Dominion Bank 10/6/2021[1]	0.050	10,000	10,000
Total Capital Canada Ltd. 11/30/2021[1]	0.080	9,500	9,499
Toyota Motor Credit Corp. 10/22/2021	0.060	7,500	7,500
Unilever Capital Corp. 11/22/2021[1]	0.070	9,500	9,499
United Overseas Bank Ltd. 11/12/2021[1]	0.099	10,000	9,999
Victory Receivables Corp. 11/1/2021[1]	0.100	5,000	4,999
			247,078
U.S. Treasury bills 12.36%
U.S. Treasury 10/14/2021	0.050	10,200	10,200
U.S. Treasury 12/2/2021	0.041	2,400	2,400
U.S. Treasury 12/30/2021	0.030	10,000	9,999
U.S. Treasury 2/3/2022	0.050	20,000	19,997
			42,596
American Funds Insurance Series — Ultra-Short Bond Fund — Page 207 of 242

unaudited
Short-term securities (continued) Federal agency bills & notes 9.19%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Federal Home Loan Bank 11/29/2021	0.040%	$700	$700
Federal Home Loan Bank 12/1/2021	0.035	15,000	14,999
Federal Home Loan Bank 12/8/2021	0.043	7,000	6,999
Federal Home Loan Bank 12/17/2021	0.038	9,000	8,999
			31,697
Total short-term securities (cost: $321,373,000)			321,371
Total investment securities 93.21% (cost: $321,373,000)			321,371
Other assets less liabilities 6.79%			23,424
Net assets 100.00%			$344,795
[1]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $184,385,000, which represented 53.48% of the net assets of the fund.
American Funds Insurance Series — Ultra-Short Bond Fund — Page 208 of 242

U.S. Government Securities Fund®
(formerly U.S. Government/AAA-Rated Securities Fund)
Investment portfolio
September 30, 2021
unaudited
Bonds, notes & other debt instruments 78.77% U.S. Treasury bonds & notes 47.42% U.S. Treasury 27.56%	Principal amount (000)	Value (000)
U.S. Treasury 2.125% 2023	$—[1]	$—[1]
U.S. Treasury 2.875% 2023	5,000	5,276
U.S. Treasury 0.375% 2024	28,000	27,881
U.S. Treasury 0.375% 2024	4,500	4,484
U.S. Treasury 0.25% 2025	10,042	9,852
U.S. Treasury 0.25% 2025	4,000	3,916
U.S. Treasury 0.375% 2025	2,190	2,146
U.S. Treasury 0.375% 2025	1,017	998
U.S. Treasury 0.75% 2026	54,860	54,279
U.S. Treasury 0.75% 2026	34,375	34,116
U.S. Treasury 0.75% 2026	2,873	2,853
U.S. Treasury 0.75% 2026	1,250	1,240
U.S. Treasury 1.625% 2026	10,000	10,309
U.S. Treasury 0.50% 2027	2,864	2,757
U.S. Treasury 1.125% 2028	450	447
U.S. Treasury 1.25% 2028	12,328	12,332
U.S. Treasury 1.25% 2028	5,290	5,279
U.S. Treasury 0.625% 2030	1,175	1,094
U.S. Treasury 1.125% 2031	47,000	45,538
U.S. Treasury 1.25% 2031	84,323	82,289
U.S. Treasury 1.125% 2040	9,875	8,495
U.S. Treasury 1.125% 2040	7,000	6,049
U.S. Treasury 1.75% 2041	35,815	34,215
U.S. Treasury 2.50% 2046	5,400	5,842
U.S. Treasury 2.50% 2046	3,900	4,217
U.S. Treasury 2.875% 2046	2,700	3,126
U.S. Treasury 2.25% 2049	2,450	2,539
U.S. Treasury 2.375% 2049	11,925	12,688
U.S. Treasury 2.875% 2049	26,000	30,409
U.S. Treasury 1.25% 2050	27,680	22,635
U.S. Treasury 1.375% 2050	19,100	16,112
U.S. Treasury 1.625% 2050[2]	62,705	56,313
U.S. Treasury 1.875% 2051	17,152	16,349
U.S. Treasury 2.00% 2051	35,530	34,881
U.S. Treasury 2.375% 2051	780	832
		561,788
U.S. Treasury inflation-protected securities 19.86%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	71,031	72,782
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	22,013	22,330
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	6,392	6,442
U.S. Treasury Inflation-Protected Security 0.125% 2023[3]	27,485	28,427
U.S. Treasury Inflation-Protected Security 0.375% 2023[3]	19,236	20,273
U.S. Treasury Inflation-Protected Security 0.625% 2023[3]	60,696	63,532
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	29,432	31,477
American Funds Insurance Series — U.S. Government Securities Fund — Page 209 of 242

unaudited
Bonds, notes & other debt instruments (continued) U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.125% 2024[3]	$8,826	$9,421
U.S. Treasury Inflation-Protected Security 0.50% 2024[3]	5,245	5,601
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	6,671	7,118
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	61,040	66,093
U.S. Treasury Inflation-Protected Security 0.125% 2030[3]	6,680	7,368
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	8,921	9,792
U.S. Treasury Inflation-Protected Security 0.125% 2031[3]	7,592	8,362
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	386	582
U.S. Treasury Inflation-Protected Security 0.75% 2042[2,3]	8,686	10,584
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	4,868	5,800
U.S. Treasury Inflation-Protected Security 1.00% 2049[3]	5,098	6,830
U.S. Treasury Inflation-Protected Security 0.25% 2050[3]	335	377
U.S. Treasury Inflation-Protected Security 0.125% 2051[3]	19,694	21,572
		404,763
Total U.S. Treasury bonds & notes		966,551
Mortgage-backed obligations 18.86% Federal agency mortgage-backed obligations 18.86%
Fannie Mae Pool #695412 5.00% 2033[4]	1	1
Fannie Mae Pool #AD3566 5.00% 2035[4]	8	9
Fannie Mae Pool #MA2746 4.00% 2036[4]	1,952	2,140
Fannie Mae Pool #MA2588 4.00% 2036[4]	923	1,006
Fannie Mae Pool #256860 6.50% 2037[4]	16	18
Fannie Mae Pool #888698 7.00% 2037[4]	27	31
Fannie Mae Pool #256828 7.00% 2037[4]	3	3
Fannie Mae Pool #970343 6.00% 2038[4]	15	16
Fannie Mae Pool #AC0794 5.00% 2039[4]	31	35
Fannie Mae Pool #931768 5.00% 2039[4]	6	7
Fannie Mae Pool #932606 5.00% 2040[4]	16	18
Fannie Mae Pool #AJ1873 4.00% 2041[4]	28	31
Fannie Mae Pool #AI1862 5.00% 2041[4]	484	553
Fannie Mae Pool #AI3510 5.00% 2041[4]	302	345
Fannie Mae Pool #AJ0704 5.00% 2041[4]	273	313
Fannie Mae Pool #AJ5391 5.00% 2041[4]	165	188
Fannie Mae Pool #AE1248 5.00% 2041[4]	44	50
Fannie Mae Pool #AE1277 5.00% 2041[4]	19	22
Fannie Mae Pool #AE1283 5.00% 2041[4]	11	12
Fannie Mae Pool #AE1290 5.00% 2042[4]	22	25
Fannie Mae Pool #AT7161 3.50% 2043[4]	58	63
Fannie Mae Pool #AT3954 3.50% 2043[4]	12	13
Fannie Mae Pool #AT0300 3.50% 2043[4]	9	10
Fannie Mae Pool #BM6240 2.116% 2044[4,5]	639	676
Fannie Mae Pool #AY1829 3.50% 2044[4]	14	16
Fannie Mae Pool #AW8240 3.50% 2044[4]	4	4
Fannie Mae Pool #BE5017 3.50% 2045[4]	74	80
Fannie Mae Pool #BE8740 3.50% 2047[4]	69	75
Fannie Mae Pool #BE8742 3.50% 2047[4]	20	22
Fannie Mae Pool #BH2846 3.50% 2047[4]	10	10
Fannie Mae Pool #BH2848 3.50% 2047[4]	7	8
Fannie Mae Pool #BH2847 3.50% 2047[4]	7	7
Fannie Mae Pool #BJ5015 4.00% 2047[4]	212	233
Fannie Mae Pool #BH3122 4.00% 2047[4]	5	6
Fannie Mae Pool #BM3788 3.50% 2048[4]	4,248	4,641
American Funds Insurance Series — U.S. Government Securities Fund — Page 210 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #BJ4901 3.50% 2048[4]	$50	$55
Fannie Mae Pool #BK6840 4.00% 2048[4]	137	150
Fannie Mae Pool #BK5232 4.00% 2048[4]	99	109
Fannie Mae Pool #BK9743 4.00% 2048[4]	42	46
Fannie Mae Pool #CA1909 4.50% 2048[4]	32	34
Fannie Mae Pool #BK9761 4.50% 2048[4]	24	27
Fannie Mae Pool #CA4151 3.50% 2049[4]	716	788
Fannie Mae Pool #FM1062 3.50% 2049[4]	596	653
Fannie Mae Pool #FM1443 3.50% 2049[4]	438	475
Fannie Mae Pool #BJ8411 3.50% 2049[4]	146	159
Fannie Mae Pool #FM2179 3.00% 2050[4]	5,718	6,106
Fannie Mae Pool #FM3834 4.50% 2050[4]	1,428	1,548
Fannie Mae Pool #MA4401 3.50% 2051[4]	2,041	2,171
Fannie Mae, Series 2001-4, Class GA, 9.00% 2025[4,5]	—[1]	—[1]
Fannie Mae, Series 2001-4, Class NA, 9.001% 2025[4,5]	—[1]	—[1]
Fannie Mae, Series 2012-M2, Class A2, Multi Family, 2.717% 2022[4]	240	241
Fannie Mae, Series 2012-M3, Class 1A2, Multi Family, 3.044% 2022[4]	248	249
Fannie Mae, Series 2014-M1, Class A2, Multi Family, 3.19% 2023[4,5]	509	530
Fannie Mae, Series 2014-M3, Class A2, Multi Family, 3.501% 2024[4,5]	993	1,049
Freddie Mac Pool #1H1354 2.339% 2036[4,5]	101	109
Freddie Mac Pool #C03518 5.00% 2040[4]	393	448
Freddie Mac Pool #G06459 5.00% 2041[4]	912	1,043
Freddie Mac Pool #841039 2.191% 2043[4,5]	578	614
Freddie Mac Pool #Q19133 3.50% 2043[4]	39	43
Freddie Mac Pool #Q17696 3.50% 2043[4]	35	38
Freddie Mac Pool #Q23190 4.00% 2043[4]	198	219
Freddie Mac Pool #Q15874 4.00% 2043[4]	7	7
Freddie Mac Pool #Q28558 3.50% 2044[4]	244	266
Freddie Mac Pool #760014 2.913% 2045[4,5]	399	415
Freddie Mac Pool #Q52069 3.50% 2047[4]	112	122
Freddie Mac Pool #Q47615 3.50% 2047[4]	63	67
Freddie Mac Pool #Q54701 3.50% 2048[4]	77	84
Freddie Mac Pool #Q54709 3.50% 2048[4]	65	70
Freddie Mac Pool #Q54700 3.50% 2048[4]	58	64
Freddie Mac Pool #Q54781 3.50% 2048[4]	56	61
Freddie Mac Pool #Q54782 3.50% 2048[4]	56	60
Freddie Mac Pool #Q56590 3.50% 2048[4]	35	38
Freddie Mac Pool #Q56589 3.50% 2048[4]	31	34
Freddie Mac Pool #Q54699 3.50% 2048[4]	30	33
Freddie Mac Pool #Q54831 3.50% 2048[4]	21	23
Freddie Mac Pool #Q54698 3.50% 2048[4]	20	21
Freddie Mac Pool #G67711 4.00% 2048[4]	1,944	2,149
Freddie Mac Pool #Q56599 4.00% 2048[4]	166	183
Freddie Mac Pool #Q56175 4.00% 2048[4]	121	133
Freddie Mac Pool #Q55971 4.00% 2048[4]	113	125
Freddie Mac Pool #Q58411 4.50% 2048[4]	322	358
Freddie Mac Pool #Q58436 4.50% 2048[4]	148	166
Freddie Mac Pool #Q58378 4.50% 2048[4]	115	127
Freddie Mac Pool #Q57242 4.50% 2048[4]	99	110
Freddie Mac Pool #ZT0522 4.50% 2048[4]	34	37
Freddie Mac Pool #ZS4774 4.50% 2048[4]	32	35
Freddie Mac Pool #RA1463 3.50% 2049[4]	506	557
Freddie Mac Pool #QA0284 3.50% 2049[4]	282	308
Freddie Mac Pool #RA1580 3.50% 2049[4]	254	280
American Funds Insurance Series — U.S. Government Securities Fund — Page 211 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #QA2748 3.50% 2049[4]	$70	$76
Freddie Mac Pool #RA2236 4.50% 2049[4]	528	573
Freddie Mac Pool #SD8163 3.50% 2051[4]	3,375	3,576
Freddie Mac Pool #SD8158 3.50% 2051[4]	497	528
Freddie Mac Pool #SD8164 3.50% 2051[4]	371	394
Freddie Mac, Series 1567, Class A, (1-month USD-LIBOR + 0.40%) 0.496% 2023[4,5]	4	4
Freddie Mac, Series K031, Class A1, Multi Family, 2.778% 2022[4]	116	117
Freddie Mac, Series KS01, Class A2, Multi Family, 2.522% 2023[4]	708	719
Freddie Mac, Series K029, Class A2, Multi Family, 3.32% 2023[4]	200	207
Freddie Mac, Series K035, Class A2, Multi Family, 3.458% 2023[4,5]	2,565	2,696
Freddie Mac, Series K034, Class A2, Multi Family, 3.531% 2023[4]	2,745	2,881
Freddie Mac, Series K040, Class A2, Multi Family, 3.241% 2024[4]	1,363	1,458
Freddie Mac, Series K038, Class A2, Multi Family, 3.389% 2024[4]	4,698	4,994
Freddie Mac, Series K063, Class A2, Multi Family, 3.43% 2027[4]	736	816
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[4]	6,743	7,028
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 3.00% 2056[4,5]	6,027	6,283
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 3.00% 2056[4,5]	5,999	6,255
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class MT, 3.00% 2056[4]	1,915	1,999
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HT, 3.25% 2056[4]	385	415
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-1, Class HT, 3.00% 2057[4]	2,080	2,216
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 3.25% 2057[4,5]	3,542	3,805
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[4]	6,248	6,661
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-3, Class MA, 3.50% 2057[4]	4,387	4,596
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[4]	2,273	2,425
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MA, 3.50% 2057[4]	901	942
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MA, 3.50% 2058[4]	3,859	4,054
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MT, 3.50% 2058[4]	2,308	2,460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-1, Class MA, 3.50% 2058[4]	1,108	1,163
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-2, Class MT, 3.50% 2058[4]	878	937
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-3, Class MT, 3.50% 2058[4]	493	525
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2019-4, Class MA, 3.00% 2059[4]	4,333	4,514
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-2, Class A1, 3.50% 2028[4]	27,863	29,401
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2018-1, Class A1, 3.50% 2028[4]	6,528	6,814
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2019-3, Class A1C, 2.75% 2029[4]	8,148	8,503
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A1D, 2.00% 2030[4]	2,652	2,707
Freddie Mac Seasoned Loan Structured Transaction Trust, Series 2020-1, Class A2D, 2.00% 2030[4]	535	524
Government National Mortgage Assn. 2.50% 2051[4,6]	6,960	7,185
Government National Mortgage Assn. 2.50% 2051[4,6]	5,348	5,512
Government National Mortgage Assn. Pool #698668 5.50% 2038[4]	97	109
Government National Mortgage Assn. Pool #700778 5.50% 2038[4]	25	29
Government National Mortgage Assn. Pool #699537 5.50% 2038[4]	13	15
Government National Mortgage Assn. Pool #782365 6.00% 2038[4]	120	141
Government National Mortgage Assn. Pool #004269 6.50% 2038[4]	210	249
Government National Mortgage Assn. Pool #698406 5.00% 2039[4]	241	280
Government National Mortgage Assn. Pool #783690 6.00% 2039[4]	114	131
Government National Mortgage Assn. Pool #783689 5.50% 2040[4]	3,469	4,033
Government National Mortgage Assn. Pool #783687 4.50% 2041[4]	699	761
Government National Mortgage Assn. Pool #783688 5.00% 2041[4]	1,215	1,353
Government National Mortgage Assn. Pool #MA0533 3.00% 2042[4]	25	26
Government National Mortgage Assn. Pool #MA1012 3.50% 2043[4]	850	919
Government National Mortgage Assn. Pool #MA5764 4.50% 2049[4]	5,450	5,830
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[4]	2,428	2,597
Government National Mortgage Assn. Pool #MA6092 4.50% 2049[4]	421	449
Uniform Mortgage-Backed Security 1.50% 2036[4,6]	9,815	9,886
American Funds Insurance Series — U.S. Government Securities Fund — Page 212 of 242

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Uniform Mortgage-Backed Security 2.00% 2036[4,6]	$30,850	$31,775
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	12,332	12,316
Uniform Mortgage-Backed Security 2.00% 2051[4,6]	1,848	1,850
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	86,056	88,359
Uniform Mortgage-Backed Security 2.50% 2051[4,6]	21,783	22,418
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	694	726
Uniform Mortgage-Backed Security 3.00% 2051[4,6]	409	427
Uniform Mortgage-Backed Security 3.50% 2051[4,6]	26,335	27,866
Uniform Mortgage-Backed Security 4.50% 2051[4,6]	2,290	2,477
Total mortgage-backed obligations		384,509
Federal agency bonds & notes 12.49%
Export-Import Bank of the United States-Guaranteed, Ethiopian Leasing 2012 LLC 2.646% 2026	417	436
Fannie Mae 2.875% 2023	36,000	37,786
Fannie Mae 0.625% 2025	10,000	9,980
Fannie Mae 0.75% 2027	2,900	2,818
Fannie Mae 0.875% 2030	8,600	8,120
Fannie Mae 7.125% 2030	2,000	2,879
Federal Farm Credit Banks 0.375% 2022	1,500	1,503
Federal Home Loan Bank 3.375% 2023	16,715	17,719
Federal Home Loan Bank 3.25% 2028	6,500	7,343
Federal Home Loan Bank 5.50% 2036	300	439
Private Export Funding Corp. 3.266% 2021[7]	34,000	34,111
Private Export Funding Corp. 3.55% 2024	3,190	3,417
Private Export Funding Corp. 1.40% 2028	3,000	2,990
Tennessee Valley Authority 0.75% 2025	1,800	1,803
Tennessee Valley Authority 2.875% 2027	5,000	5,452
Tennessee Valley Authority 4.65% 2035	1,780	2,323
Tennessee Valley Authority 5.88% 2036	875	1,285
Tennessee Valley Authority, Series A, 4.625% 2060	250	367
TVA Southaven 3.846% 2033	1,002	1,106
U.S. Agency for International Development, Iraq (State of) 2.149% 2022	3,370	3,390
U.S. Agency for International Development, Israel (State of), Class 1A, 5.50% 2023	1,250	1,376
U.S. Agency for International Development, Jordan (Kingdom of) 2.578% 2022	41,500	42,230
U.S. Agency for International Development, Jordan (Kingdom of) 3.00% 2025	14,779	15,784
U.S. Agency for International Development, Morocco (Kingdom of) 7.55% 2026	2,303	2,643
U.S. Department of Housing and Urban Development, Series 2015-A-8, 2.45% 2022	6,000	6,115
U.S. Department of Housing and Urban Development, Series 2015-A-9, 2.80% 2023	1,500	1,568
U.S. Department of Housing and Urban Development, Series 2015-A-10, 2.85% 2024	2,250	2,397
U.S. Department of Housing and Urban Development, Series 2015-A-11, 2.95% 2025	2,640	2,813
U.S. Department of Housing and Urban Development, Series 2015-A-12, 3.10% 2026	2,625	2,803
U.S. Department of Housing and Urban Development, Series 2015-A-13, 3.15% 2027	11,482	12,261
U.S. Department of Housing and Urban Development, Series 2015-A-14, 3.25% 2028	3,856	4,123
U.S. Department of Housing and Urban Development, Series 2015-A-15, 3.35% 2029	2,650	2,838
U.S. Department of Housing and Urban Development, Series 2015-A-16, 3.50% 2030	2,482	2,677
U.S. Department of Housing and Urban Development, Series 2015-A-17, 3.55% 2031	2,475	2,633
U.S. Department of Housing and Urban Development, Series 2015-A-18, 3.60% 2032	2,377	2,531
U.S. Department of Housing and Urban Development, Series 2015-A-19, 3.65% 2033	2,059	2,196
U.S. Department of Housing and Urban Development, Series 2015-A-20, 3.70% 2034	651	695
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.82% 2032	813	932
U.S. Government-Guaranteed Certificates of Participation, Overseas Private Investment Corp. 3.938% 2032	664	757
		254,639
Total bonds, notes & other debt instruments (cost: $1,597,257,000)		1,605,699
American Funds Insurance Series — U.S. Government Securities Fund — Page 213 of 242

unaudited
Short-term securities 28.73% Commercial paper 20.61%	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Amazon.com, Inc. 10/25/2021[7]	0.049%	$30,000	$29,999
Apple Inc. 10/18/2021[7]	0.060	25,000	25,000
Apple Inc. 12/6/2021[7]	0.050	10,000	9,999
Apple Inc. 1/5/2022[7]	0.050	14,000	13,998
CAFCO, LLC 11/3/2021[7]	0.090	15,000	14,999
Canadian Imperial Bank of Commerce 10/1/2021[7]	0.050	19,700	19,700
Chariot Funding, LLC 10/15/2021[7]	0.090	15,000	15,000
Chariot Funding, LLC 10/19/2021[7]	0.080	14,900	14,899
Chariot Funding, LLC 10/22/2021[7]	0.100	10,000	9,999
Chariot Funding, LLC 1/14/2022[7]	0.120	10,000	9,997
CHARTA, LLC 1/18/2022[7]	0.100	20,000	19,993
Chevron Corp. 10/22/2021[7]	0.050	35,000	34,998
Chevron Corp. 10/26/2021[7]	0.050	2,900	2,900
CRC Funding, LLC 11/9/2021[7]	0.090	15,000	14,998
ExxonMobil Corp. 10/21/2021	0.049	25,000	24,999
ExxonMobil Corp. 10/25/2021	0.050	5,500	5,500
ExxonMobil Corp. 11/22/2021	0.050	20,000	19,998
Inova Health System Foundation 12/13/2021	0.080	20,000	19,997
Manhattan Asset Funding Company LLC 11/4/2021[7]	0.060	30,000	29,997
Paccar Financial Corp. 10/6/2021	0.050	8,000	8,000
Paccar Financial Corp. 10/15/2021	0.050	10,000	10,000
Paccar Financial Corp. 10/27/2021	0.070	10,000	9,999
Paccar Financial Corp. 11/19/2021	0.050	8,000	7,999
Procter & Gamble Co. 10/5/2021[7]	0.057	15,000	15,000
Procter & Gamble Co. 10/13/2021[7]	0.059	30,000	29,999
ST Engineering North America, Inc. 10/8/2021[7]	0.060	2,000	2,000
			419,967
Federal agency bills & notes 8.12%
Federal Farm Credit Bank 3/2/2022	0.050	6,000	5,998
Federal Farm Credit Bank 4/6/2022	0.050	5,000	4,998
Federal Farm Credit Bank 4/8/2022	0.060	20,000	19,991
Federal Home Loan Bank 10/20/2021	0.040	5,000	5,000
Federal Home Loan Bank 10/22/2021	0.040	15,000	14,999
Federal Home Loan Bank 11/10/2021	0.043	25,000	24,998
Federal Home Loan Bank 11/19/2021	0.043	5,000	4,999
Federal Home Loan Bank 11/24/2021	0.030	26,200	26,198
Federal Home Loan Bank 3/4/2022	0.047	11,100	11,097
Federal Home Loan Bank 3/23/2022	0.040	26,000	25,991
Tennessee Valley Authority 10/13/2021	0.035	14,400	14,400
Tennessee Valley Authority 9/15/2031	0.002	7,000	6,912
			165,581
Total short-term securities (cost: $585,651,000)			585,548
Total investment securities 107.50% (cost: $2,182,908,000)			2,191,247
Other assets less liabilities (7.50)%			(152,950)
Net assets 100.00%			$2,038,297
American Funds Insurance Series — U.S. Government Securities Fund — Page 214 of 242

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[8] (000)	Value at 9/30/2021[9] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
90 Day Euro Dollar Futures	Long	5	March 2022	$1,250	$1,248	$—[1]
90 Day Euro Dollar Futures	Short	5	September 2022	(1,250)	(1,246)	—[1]
90 Day Euro Dollar Futures	Long	1,612	December 2022	403,000	401,005	(16)
90 Day Euro Dollar Futures	Short	21	June 2023	(5,250)	(5,209)	5
90 Day Euro Dollar Futures	Long	2,183	September 2023	545,750	540,238	(789)
90 Day Euro Dollar Futures	Short	2,134	December 2023	(533,500)	(527,391)	835
90 Day Euro Dollar Futures	Short	1,601	December 2024	(400,250)	(393,826)	244
2 Year U.S. Treasury Note Futures	Short	448	December 2021	(89,600)	(98,585)	76
5 Year U.S. Treasury Note Futures	Long	1,921	December 2021	192,100	235,788	(1,333)
10 Year U.S. Treasury Note Futures	Long	307	December 2021	30,700	40,404	(11)
10 Year Ultra U.S. Treasury Note Futures	Short	1,278	December 2021	(127,800)	(185,629)	3,363
20 Year U.S. Treasury Bond Futures	Long	415	December 2021	41,500	66,076	(1,722)
30 Year Ultra U.S. Treasury Bond Futures	Short	171	December 2021	(17,100)	(32,672)	1,353
						$2,005
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 9/30/2021 (000)	Upfront premium paid (received) (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
2.5775%	U.S. EFFR	7/16/2022	$181,639	$3,647	$4,586	$(939)
U.S. EFFR	0.1525%	7/27/2022	1,075,000	(43)	—	(43)
1.2525%	U.S. EFFR	2/14/2023	156,941	2,414	3,206	(792)
0.241%	U.S. EFFR	3/1/2024	119,400	(364)	(132)	(232)
U.S. EFFR	0.11%	5/18/2024	97,600	656	554	102
U.S. EFFR	0.1275%	6/25/2025	20,100	401	376	25
U.S. EFFR	0.126%	6/25/2025	20,100	401	377	24
U.S. EFFR	0.106%	6/30/2025	22,492	470	445	25
3-month USD-LIBOR	1.867%	7/11/2025	49,400	(1,233)	(1,285)	52
2.91%	3-month USD-LIBOR	2/1/2028	16,000	1,059	980	79
2.908%	3-month USD-LIBOR	2/1/2028	16,000	1,058	979	79
2.925%	3-month USD-LIBOR	2/1/2028	12,800	857	794	63
2.92%	3-month USD-LIBOR	2/2/2028	12,200	813	753	60
U.S. EFFR	0.5385%	3/26/2030	49,000	2,754	3,354	(600)
0.913%	3-month USD-LIBOR	6/9/2030	31,000	(1,423)	(1,737)	314
U.S. EFFR	0.666%	11/19/2030	15,500	812	1,035	(223)
3-month USD-LIBOR	2.986%	2/1/2038	7,800	(567)	(330)	(237)
3-month USD-LIBOR	2.963%	2/1/2038	9,800	(693)	(396)	(297)
0.833%	3-month USD-LIBOR	4/3/2040	15,800	(2,493)	(3,008)	515
3-month USD-LIBOR	0.81%	7/28/2045	87,600	18,034	21,538	(3,504)
2.037%	3-month USD-LIBOR	2/15/2047	60,000	2,523	—	2,523
3-month USD-LIBOR	0.811%	7/27/2050	52,500	12,661	15,036	(2,375)
					$47,125	$(5,381)
American Funds Insurance Series — U.S. Government Securities Fund — Page 215 of 242

unaudited
[1]	Amount less than one thousand.
[2]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $9,933,000, which represented .49% of the net assets of the fund.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[5]	Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[6]	Purchased on a TBA basis.
[7]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $347,586,000, which represented 17.05% of the net assets of the fund.
[8]	Notional amount is calculated based on the number of contracts and notional contract size.
[9]	Value is calculated based on the notional amount and current market price.
Key to abbreviations and symbol
EFFR = Effective Federal Funds Rate
LIBOR = London Interbank Offered Rate
TBA = To-be-announced
USD/$ = U.S. dollars
American Funds Insurance Series — U.S. Government Securities Fund — Page 216 of 242

Managed Risk Growth Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 84.61%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	4,143,736	$491,944
Total growth funds (cost: $372,730,000)		491,944
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1	5,143,904	58,332
Total fixed income funds (cost: $60,408,000)		58,332
Short-term securities 5.04%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	29,278,859	29,279
Total short-term securities (cost: $29,279,000)		29,279
Options purchased 0.32%
Options purchased*		1,888
Total options purchased (cost: $3,298,000)		1,888
Total investment securities 100.00% (cost: $465,715,000)		581,443
Other assets less liabilities 0.00%		26
Net assets 100.00%		$581,469
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	1,192	$513,459	$2,950.00	12/17/2021	$1,550
S&P 500 Index	15	6,461	2,800.00	3/18/2022	32
S&P 500 Index	3	1,292	2,825.00	3/18/2022	6
S&P 500 Index	23	9,908	2,850.00	3/18/2022	57
S&P 500 Index	32	13,784	2,875.00	3/18/2022	79
S&P 500 Index	22	9,477	2,925.00	3/18/2022	54
S&P 500 Index	24	10,338	2,975.00	3/18/2022	70
S&P 500 Index	12	5,169	3,050.00	3/18/2022	40
					$1,888
American Funds Insurance Series — Managed Risk Growth Fund — Page 217 of 242

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	452	December 2021	$45,200	$55,479	$(179)
Euro Stoxx 50 Index Contracts	Short	14	December 2021	€—[4]	(655)	4
FTSE 100 Index Contracts	Short	1	December 2021	£—[4]	(95)	—[4]
Mini MSCI Emerging Market Index Contracts	Short	7	December 2021	$—[4]	(436)	1
Russell 2000 Mini Index Contracts	Short	6	December 2021	—[4]	(660)	9
S&P Mid 400 E-mini Index Contracts	Short	4	December 2021	—[4]	(1,053)	14
S&P 500 E-mini Index Contracts	Short	15	December 2021	(1)	(3,223)	23
British Pound Currency Contracts	Short	1	December 2021	£(63)	(84)	—[4]
Euro Currency Contracts	Short	5	December 2021	€(625)	(725)	2
						$(126)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.61%
American Funds Insurance Series – Growth Fund, Class 1	$452,559	$123,173	$80,129	$32,941	$(36,600)	$491,944	$616	$63,763
Fixed income funds 10.03%
American Funds Insurance Series – The Bond Fund of America, Class 1[6]	84,922	32,587	56,013	(378)	(2,786)	58,332	134	2,342
Total 94.64%				$32,563	$(39,386)	$550,276	$750	$66,105
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	This fund changed its name during the reporting period.
Key to symbols
£ = British pounds
€ = Euros
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Growth Fund — Page 218 of 242

Managed Risk International Fund
Investment portfolio
September 30, 2021
unaudited
Growth funds 84.74%	Shares	Value (000)
American Funds Insurance Series – International Fund, Class 1	5,809,093	$140,348
Total growth funds (cost: $105,851,000)		140,348
Fixed income funds 10.08%
American Funds Insurance Series – The Bond Fund of America, Class 1	1,471,759	16,690
Total fixed income funds (cost: $17,310,000)		16,690
Short-term securities 4.70%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	7,778,446	7,778
Total short-term securities (cost: $7,778,000)		7,778
Options purchased 0.37%
Options purchased*		608
Total options purchased (cost: $742,000)		608
Total investment securities 99.89% (cost: $131,681,000)		165,424
Other assets less liabilities 0.11%		187
Net assets 100.00%		$165,611
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
MSCI EAFE Index	540	$123,189	$1,750.00	12/17/2021	$507
MSCI EAFE Index	53	12,091	1,675.00	3/18/2022	101
					$608
American Funds Insurance Series — Managed Risk International Fund — Page 219 of 242

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	117	December 2021	$11,700	$14,361	$(48)
MSCI EAFE Index Contracts	Long	49	December 2021	3	5,554	(183)
S&P 500 E-mini Index Contracts	Short	3	December 2021	—[4]	(644)	11
Mini MSCI Emerging Market Index Contracts	Short	24	December 2021	(1)	(1,495)	6
						$(214)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 84.74%
American Funds Insurance Series – International Fund, Class 1	$135,744	$17,148	$15,838	$2,430	$864	$140,348	$83	$—
Fixed income funds 10.08%
American Funds Insurance Series – The Bond Fund of America, Class 1[6]	25,472	8,154	15,989	(136)	(811)	16,690	40	694
Total 94.82%				$2,294	$53	$157,038	$123	$694
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	This fund changed its name during the reporting period.
American Funds Insurance Series — Managed Risk International Fund — Page 220 of 242

Managed Risk Washington
Mutual Investors Fund
(formerly Managed Risk Blue Chip Income and Growth Fund)
Investment portfolio
September 30, 2021
unaudited
Growth-and-income funds 84.67%	Shares	Value (000)
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	18,371,959	$300,565
Total growth-and-income funds (cost: $217,212,000)		300,565
Fixed income funds 10.07%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1	3,032,361	35,752
Total fixed income funds (cost: $38,895,000)		35,752
Short-term securities 4.81%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	17,063,668	17,064
Total short-term securities (cost: $17,064,000)		17,064
Options purchased 0.38%
Options purchased*		1,371
Total options purchased (cost: $2,333,000)		1,371
Total investment securities 99.93% (cost: $275,504,000)		354,752
Other assets less liabilities 0.07%		246
Net assets 100.00%		$354,998
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	794	$342,019	$2,950.00	12/17/2021	$1,032
S&P 500 Index	22	9,477	2,725.00	3/18/2022	42
S&P 500 Index	2	861	2,775.00	3/18/2022	4
S&P 500 Index	30	12,923	2,800.00	3/18/2022	65
S&P 500 Index	15	6,461	2,825.00	3/18/2022	31
S&P 500 Index	12	5,169	2,875.00	3/18/2022	29
S&P 500 Index	12	5,169	2,925.00	3/18/2022	29
S&P 500 Index	11	4,738	2,975.00	3/18/2022	32
S&P 500 Index	4	1,723	3,025.00	3/18/2022	13
S&P 500 Index	16	6,892	3,050.00	3/18/2022	54
S&P 500 Index	10	4,308	2,800.00	6/17/2022	40
					$1,371
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 221 of 242

unaudited
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized (depreciation) appreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	225	December 2021	$22,500	$27,617	$(102)
S&P 500 E-mini Index Contracts	Long	16	December 2021	1	3,438	(57)
Euro Stoxx 50 Index Contracts	Short	2	December 2021	€—[4]	(93)	—[4]
FTSE 100 Index Contracts	Short	1	December 2021	£—[4]	(95)	—[4]
British Pound Currency Contracts	Short	2	December 2021	(125)	(169)	—[4]
						$(159)
Investments in affiliates5

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 84.67%
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1[6]	$285,450	$26,646	$49,877	$17,059	$21,287	$300,565	$1,177	$—
Fixed income funds 10.07%
American Funds Insurance Series – U.S. Government Securities Fund, Class 1[6]	53,565	15,750	29,689	(1,449)	(2,425)	35,752	91	3,183
Total 94.74%				$15,610	$18,862	$336,317	$1,268	$3,183
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Amount less than one thousand.
[5]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[6]	This fund changed its name during the reporting period.
Key to symbols
£ = British pounds
€ = Euros
$ = U.S. dollars
American Funds Insurance Series — Managed Risk Washington Mutual Investors Fund — Page 222 of 242

Managed Risk Growth-Income Fund
Investment portfolio
September 30, 2021
unaudited
Growth-and-income funds 79.52%	Shares	Value (000)
American Funds Insurance Series – Growth-Income Fund, Class 1	32,666,103	$2,045,225
Total growth-and-income funds (cost: $1,518,230,000)		2,045,225
Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1	33,938,157	384,858
Total fixed income funds (cost: $395,050,000)		384,858
Short-term securities 4.49%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	115,591,647	115,592
Total short-term securities (cost: $115,592,000)		115,592
Options purchased 0.79%
Options purchased*		20,181
Total options purchased (cost: $30,264,000)		20,181
Total investment securities 99.77% (cost: $2,059,136,000)		2,565,856
Other assets less liabilities 0.23%		6,037
Net assets 100.00%		$2,571,893
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	820	$353,218	$2,650.00	12/17/2021	$340
S&P 500 Index	120	51,691	2,700.00	12/17/2021	60
S&P 500 Index	85	36,614	2,725.00	12/17/2021	45
S&P 500 Index	105	45,229	2,750.00	12/17/2021	54
S&P 500 Index	2,895	1,247,033	2,775.00	12/17/2021	1,563
S&P 500 Index	170	73,228	2,800.00	12/17/2021	105
S&P 500 Index	330	142,149	2,825.00	12/17/2021	196
S&P 500 Index	403	173,594	2,800.00	3/18/2022	873
S&P 500 Index	150	64,613	2,825.00	3/18/2022	314
S&P 500 Index	375	161,533	2,850.00	3/18/2022	928
S&P 500 Index	294	126,642	2,875.00	3/18/2022	725
S&P 500 Index	268	115,442	2,900.00	3/18/2022	715
S&P 500 Index	211	90,889	2,925.00	3/18/2022	516
S&P 500 Index	150	64,613	2,950.00	3/18/2022	411
S&P 500 Index	177	76,243	2,975.00	3/18/2022	514
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 223 of 242

unaudited
*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	3,560	$1,533,484	$3,000.00	3/18/2022	$10,755
S&P 500 Index	142	61,167	3,025.00	3/18/2022	449
S&P 500 Index	46	19,815	3,050.00	3/18/2022	155
S&P 500 Index	135	58,152	2,750.00	6/17/2022	512
S&P 500 Index	240	103,381	2,800.00	6/17/2022	951
					$20,181
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized depreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,300	December 2021	$130,000	$159,565	$(812)
S&P 500 E-mini Index Contracts	Long	826	December 2021	41	177,497	(4,632)
						$(5,444)
Investments in affiliates4

	Value of affiliates at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (depreciation) (000)	Value of affiliates at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 79.52%
American Funds Insurance Series – Growth-Income Fund, Class 1	$1,938,260	$92,401	$232,812	$55,684	$191,692	$2,045,225	$8,250	$19,790
Fixed income funds 14.97%
American Funds Insurance Series – The Bond Fund of America, Class 1[5]	363,712	120,238	81,601	5,482	(22,973)	384,858	890	15,522
Total 94.49%				$61,166	$168,719	$2,430,083	$9,140	$35,312
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[5]	This fund changed its name during the reporting period.
American Funds Insurance Series — Managed Risk Growth-Income Fund — Page 224 of 242

Managed Risk Asset Allocation Fund
Investment portfolio
September 30, 2021
unaudited
Asset allocation funds 95.12%	Shares	Value (000)
American Funds Insurance Series – Asset Allocation Fund, Class 1	94,114,700	$2,619,212
Total asset allocation funds (cost: $2,138,901,000)		2,619,212
Short-term securities 4.82%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[1]	132,651,535	132,652
Total short-term securities (cost: $132,652,000)		132,652
Options purchased 0.10%
Options purchased*		2,782
Total options purchased (cost: $4,371,000)		2,782
Total investment securities 100.04% (cost: $2,275,924,000)		2,754,646
Other assets less liabilities (0.04)%		(975)
Net assets 100.00%		$2,753,671
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2021 (000)
S&P 500 Index	1,302	$560,842	$2,950.00	12/17/2021	$1,693
S&P 500 Index	15	6,461	2,725.00	3/18/2022	29
S&P 500 Index	12	5,169	2,775.00	3/18/2022	25
S&P 500 Index	39	16,799	2,825.00	3/18/2022	81
S&P 500 Index	76	32,737	2,850.00	3/18/2022	188
S&P 500 Index	56	24,122	2,875.00	3/18/2022	138
S&P 500 Index	2	861	2,900.00	3/18/2022	5
S&P 500 Index	58	24,984	2,925.00	3/18/2022	142
S&P 500 Index	18	7,754	2,950.00	3/18/2022	49
S&P 500 Index	42	18,092	2,975.00	3/18/2022	122
S&P 500 Index	13	5,600	3,000.00	3/18/2022	39
S&P 500 Index	10	4,308	3,025.00	3/18/2022	32
S&P 500 Index	25	10,769	3,050.00	3/18/2022	84
S&P 500 Index	7	3,015	2,800.00	6/17/2022	28
S&P 500 Index	30	12,923	2,825.00	6/17/2022	127
					$2,782
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 225 of 242

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 9/30/2021[3] (000)	Unrealized depreciation at 9/30/2021 (000)
5 Year U.S. Treasury Note Futures	Long	1,220	December 2021	$122,000	$149,745	$(690)
S&P 500 E-mini Index Contracts	Long	82	December 2021	4	17,621	(378)
						$(1,068)
Investments in affiliates4

	Value of affiliate at 1/1/2021 (000)	Additions (000)	Reductions (000)	Net realized gain (000)	Net unrealized appreciation (000)	Value of affiliate at 9/30/2021 (000)	Dividend income (000)	Capital gain distributions received (000)
Asset allocation funds 95.12%
American Funds Insurance Series – Asset Allocation Fund, Class 1	$2,646,718	$98,804	$259,103	$56,387	$76,406	$2,619,212	$8,944	$88,212
[1]	Rate represents the seven-day yield at 9/30/2021.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.
[4]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Managed Risk Asset Allocation Fund — Page 226 of 242

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the series’ investment adviser, values the funds’ investments at fair value as defined by U.S. generally accepted accounting principles. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The series’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades. The value of an underlying fund is based on its reported net asset value.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the series’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the series’ investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. The net asset values of each share class of each managed risk fund are calculated based on the reported net asset values of the underlying funds in which each fund invests.
Exchange-traded options and futures are generally valued at the official closing price for options and the official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from one or more pricing vendors. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.
American Funds Insurance Series — Page 227 of 242

unaudited
The following table presents the average month-end notional amounts of options purchased, futures contracts, forward currency contracts, interest rate swaps and credit default swaps for each fund while held (dollars in thousands):
	Options contracts purchased	Futures contracts	Forward currency contracts	Interest rate swaps	Credit default swaps
New World Fund	Not applicable	$7,317	$3,385	Not applicable	Not applicable
Capital Income Builder	Not applicable	34,171	593	$39,771	$3,233
Asset Allocation Fund	Not applicable	1,223,021	Not applicable	77,689*	142,226
Global Balanced Fund	Not applicable	33,908	28,301	11,673	2,661
The Bond Fund of America	Not applicable	3,903,859	256,244	587,107	90,274
Capital World Bond Fund	Not applicable	595,831	575,675	153,606	56,106
American High-Income Trust	Not applicable	60,745	Not applicable	Not applicable	38,980
American Funds Mortgage Fund	Not applicable	31,854	Not applicable	55,817	Not applicable
U.S. Government Securities Fund	Not applicable	1,660,035	Not applicable	1,466,739	Not applicable
Managed Risk Growth Fund	$558,466	71,268	Not applicable	Not applicable	Not applicable
Managed Risk International Fund	132,640	75,312	Not applicable	Not applicable	Not applicable
Managed Risk Washington Mutual Investors Fund	389,726	44,284	Not applicable	Not applicable	Not applicable
Managed Risk Growth-Income Fund	5,630,907	204,750	Not applicable	Not applicable	Not applicable
Managed Risk Asset Allocation Fund	676,854	219,199	Not applicable	Not applicable	Not applicable
*	No contracts were held at the end of the reporting period; amount represents the average month-end notional amount of contracts while they were held.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the series’ investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the series’ board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities and futures that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of each fund is determined. Fair valuations and valuations of investments and futures that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
The series’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
American Funds Insurance Series — Page 228 of 242

unaudited
Classifications — The series’ investment adviser classifies the funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of September 30, 2021 (dollars in thousands):
Global Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$1,710,290	$1,272,213	$—	$2,982,503
Consumer discretionary	1,207,987	456,377	—	1,664,364
Health care	895,999	250,289	—	1,146,288
Financials	321,123	513,645	—	834,768
Communication services	737,685	24,333	—	762,018
Consumer staples	231,506	283,282	—	514,788
Industrials	27,510	270,394	—	297,904
Materials	129,151	40,484	—	169,635
Energy	—	122,119	—	122,119
Real estate	—	47,594	—	47,594
Utilities	—	15,282	—	15,282
Preferred securities	—	300,935	—	300,935
Short-term securities	350,716	—	—	350,716
Total	$5,611,967	$3,596,947	$—	$9,208,914
Global Small Capitalization Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$664,697	$507,740	$1,493	$1,173,930
Consumer discretionary	541,836	382,515	—	924,351
Health care	577,020	307,442	—	884,462
Industrials	201,722	626,758	—	828,480
Financials	228,617	167,156	43,747	439,520
Consumer staples	83,898	48,218	—	132,116
Materials	13,882	97,728	—	111,610
Communication services	35,008	38,248	—	73,256
Utilities	3,622	62,340	—	65,962
Real estate	30,665	30,030	—	60,695
Energy	19,685	4,812	13,244	37,741
Preferred securities	16,786	—	78,180	94,966
Rights & warrants	—	22,850	—	22,850
Short-term securities	231,122	—	—	231,122
Total	$2,648,560	$2,295,837	$136,664	$5,081,061
American Funds Insurance Series — Page 229 of 242

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The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
September 30, 2021 (dollars in thousands):
	Beginning value at 1/1/2021	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized depreciation	Transfers out of Level 3*	Ending value at 9/30/2021
Investment securities	$103,891	$—	$67,801	$(28,876)	$(3,642)	$(2,510)	$—	$136,664
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2021								$14,124
*	Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$58,484	Transaction Price	N/A	N/A	N/A	N/A
			Premium to transaction price	10%	10%	Increase
		Market comparable companies	Price/Cash flow multiple	9.2x	9.2x	Increase
			DLOM	25%	25%	Decrease
			$ per one billion Btu	$2.25	$2.25	Increase
			MMTPA	10 MMTPA	10 MMTPA	Increase
Preferred securities	78,180	Transaction Price	N/A	N/A	N/A	N/A
		Market comparable companies	Price/Sales multiple	15.6x	15.6x	Increase
			Discount to Price/Sales multiple	15%	15%	Decrease
			EV/Sales multiple	21.1x	21.1x	Increase
			Revenue growth rate	86%	86%	Increase
Total	$136,664
*	Weighted average is by relative fair value.
†	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.

Key to abbreviations
Btu = British thermal unit
DLOM = Discount for lack of marketability
EV = Enterprise value
MMTPA = Million metric tonnes per annum
American Funds Insurance Series — Page 230 of 242

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Growth Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,273,869	$1,076,795	$7,710	$9,358,374
Communication services	8,912,819	35,474	—	8,948,293
Consumer discretionary	7,572,344	523,536	—	8,095,880
Health care	5,108,878	58,560	44,823	5,212,261
Industrials	3,087,447	342,661	—	3,430,108
Financials	2,736,146	3,725	—	2,739,871
Consumer staples	1,034,962	115,720	—	1,150,682
Materials	909,939	—	—	909,939
Energy	820,840	—	—	820,840
Utilities	186,527	24,847	—	211,374
Real estate	120,858	—	—	120,858
Preferred securities	—	31,081	26,189	57,270
Convertible bonds & notes	—	—	25,559	25,559
Short-term securities	903,033	—	—	903,033
Total	$39,667,662	$2,212,399	$104,281	$41,984,342
International Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$125,893	$1,900,345	$—	$2,026,238
Industrials	132,925	1,125,696	—	1,258,621
Health care	89,779	1,108,528	—	1,198,307
Information technology	413,341	696,643	448	1,110,432
Consumer discretionary	311,672	710,258	—	1,021,930
Energy	175,780	588,832	—	764,612
Communication services	284,135	298,535	—	582,670
Materials	441,535	126,930	—	568,465
Consumer staples	—	323,799	—	323,799
Utilities	—	241,170	—	241,170
Real estate	—	15,084	—	15,084
Preferred securities	98,075	55,705	—	153,780
Rights & warrants	—	27,163	—	27,163
Short-term securities	440,346	—	—	440,346
Total	$2,513,481	$7,218,688	$448	$9,732,617
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New World Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$554,229	$330,513	$497	$885,239
Health care	249,799	332,447	—	582,246
Financials	93,984	450,579	—	544,563
Consumer discretionary	226,082	305,928	—	532,010
Communication services	289,688	101,602	—	391,290
Industrials	71,408	223,896	—	295,304
Materials	151,999	133,383	—	285,382
Consumer staples	48,179	178,497	—	226,676
Energy	30,828	116,563	—	147,391
Utilities	11,735	56,400	—	68,135
Real estate	19,479	38,362	—	57,841
Preferred securities	23,094	10,364	15,734	49,192
Rights & warrants	50	4,934	—	4,984
Bonds, notes & other debt instruments	—	118,825	—	118,825
Short-term securities	221,953	—	—	221,953
Total	$1,992,507	$2,402,293	$16,231	$4,411,031

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$239	$—	$—	$239
Unrealized appreciation on open forward currency contracts	—	67	—	67
Liabilities:
Unrealized depreciation on futures contracts	(234)	—	—	(234)
Total	$5	$67	$—	$72
*	Futures contracts and forward currency contracts are not included in the fund’s investment portfolio.
Washington Mutual Investors Fund

At September 30, 2021, all of the fund’s investment securities were classified as Level 1.
American Funds Insurance Series — Page 232 of 242

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Capital World Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$226,839	$202,041	$—	$428,880
Financials	158,014	197,261	—	355,275
Consumer discretionary	133,895	137,037	—	270,932
Health care	189,398	67,877	—	257,275
Communication services	189,907	53,765	—	243,672
Industrials	88,269	100,770	—	189,039
Consumer staples	70,571	84,009	—	154,580
Materials	49,676	52,062	—	101,738
Energy	48,421	23,354	—	71,775
Utilities	19,418	36,161	—	55,579
Real estate	33,674	17,659	—	51,333
Preferred securities	4,311	13,510	—	17,821
Rights & warrants	—	29	—	29
Convertible stocks	1,557	1,020	—	2,577
Convertible bonds & notes	—	5,332	734	6,066
Bonds, notes & other debt instruments	—	6,570	—	6,570
Short-term securities	71,435	—	—	71,435
Total	$1,285,385	$998,457	$734	$2,284,576
Growth-Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$8,440,045	$490,485	$—	$8,930,530
Communication services	6,796,855	153,536	—	6,950,391
Health care	3,814,170	540,461	—	4,354,631
Industrials	4,006,458	315,069	—	4,321,527
Financials	3,933,477	122,201	—	4,055,678
Consumer discretionary	3,567,908	72,328	—	3,640,236
Materials	1,710,118	67,390	—	1,777,508
Consumer staples	1,069,260	406,697	—	1,475,957
Energy	1,203,750	—	—	1,203,750
Utilities	723,506	232,955	—	956,461
Real estate	934,477	—	—	934,477
Convertible stocks	461,135	—	—	461,135
Convertible bonds & notes	—	—	13,213	13,213
Bonds, notes & other debt instruments	—	11,929	—	11,929
Short-term securities	1,430,787	—	—	1,430,787
Total	$38,091,946	$2,413,051	$13,213	$40,518,210
American Funds Insurance Series — Page 233 of 242

unaudited
International Growth and Income Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$22,985	$221,904	$—	$244,889
Consumer discretionary	—	171,471	—	171,471
Health care	4,062	127,154	—	131,216
Industrials	19,701	110,777	—	130,478
Communication services	31,669	90,649	—	122,318
Materials	45,443	53,005	—	98,448
Information technology	20,849	64,655	—	85,504
Consumer staples	13,271	68,219	—	81,490
Utilities	—	51,606	—	51,606
Energy	22,752	22,516	—	45,268
Real estate	—	31,398	—	31,398
Preferred securities	11,068	—	—	11,068
Bonds, notes & other debt instruments	—	7,592	—	7,592
Short-term securities	107,263	—	—	107,263
Total	$299,063	$1,020,946	$—	$1,320,009
Capital Income Builder

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$93,612	$76,219	$—	$169,831
Information technology	78,622	23,794	—	102,416
Consumer staples	55,260	39,117	—	94,377
Health care	58,485	22,631	—	81,116
Real estate	59,113	16,343	—	75,456
Utilities	34,181	38,111	—	72,292
Energy	41,888	10,742	—	52,630
Communication services	26,017	22,132	—	48,149
Industrials	24,716	17,600	—	42,316
Materials	21,042	18,267	—	39,309
Consumer discretionary	16,071	12,814	—	28,885
Preferred securities	—	1,864	—	1,864
Rights & warrants	3	—	—	3
Convertible stocks	11,152	—	—	11,152
Investment funds	30,530	—	—	30,530
Convertible bonds & notes	—	553	—	553
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	87,743	—	87,743
Mortgage-backed obligations	—	39,167	—	39,167
Corporate bonds, notes & loans	—	23,217	—	23,217
Asset-backed obligations	—	5,443	—	5,443
Bonds & notes of governments & government agencies outside the U.S.	—	868	—	868
Municipals	—	277	—	277
Short-term securities	63,033	—	—	63,033
Total	$613,725	$456,902	$—	$1,070,627

American Funds Insurance Series — Page 234 of 242

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$113	$—	$—	$113
Unrealized appreciation on interest rate swaps	—	1,268	—	1,268
Liabilities:
Unrealized depreciation on futures contracts	(617)	—	—	(617)
Unrealized depreciation on open forward currency contracts	—	(4)	—	(4)
Unrealized depreciation on credit default swaps	—	(12)	—	(12)
Total	$(504)	$1,252	$—	$748
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
Asset Allocation Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$5,237,312	$—	$—	$5,237,312
Financials	3,783,373	145,573	691	3,929,637
Consumer discretionary	2,635,916	196,262	—	2,832,178
Health care	2,650,792	103,347	19,887	2,774,026
Consumer staples	1,528,950	404,577	—	1,933,527
Communication services	1,870,243	—	—	1,870,243
Materials	1,004,181	82,533	—	1,086,714
Industrials	1,008,958	—	14,246	1,023,204
Real estate	843,919	—	—	843,919
Energy	624,660	1,950	—	626,610
Utilities	—	184,261	—	184,261
Preferred securities	—	—	317	317
Rights & warrants	—	—	—*	—*
Convertible stocks	113,498	—	50,000	163,498
Investment funds	1,681,534	—	—	1,681,534
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	—	2,356,841	—	2,356,841
Corporate bonds, notes & loans	—	2,202,453	7,824	2,210,277
Mortgage-backed obligations	—	1,759,388	—	1,759,388
Asset-backed obligations	—	337,257	—	337,257
Bonds & notes of governments & government agencies outside the U.S.	—	58,075	—	58,075
Federal agency bonds & notes	—	36,176	—	36,176
Municipals	—	34,001	—	34,001
Short-term securities	1,840,359	—	—	1,840,359
Total	$24,823,695	$7,902,694	$92,965	$32,819,354

American Funds Insurance Series — Page 235 of 242

unaudited
	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$11,581	$—	$—	$11,581
Unrealized appreciation on credit default swaps	—	4	—	4
Liabilities:
Unrealized depreciation on futures contracts	(2,640)	—	—	(2,640)
Total	$8,941	$4	$—	$8,945
*	Amount less than one thousand.
†	Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
Global Balanced Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$30,123	$36,310	$—	$66,433
Health care	26,616	11,135	—	37,751
Financials	24,733	9,111	—	33,844
Consumer discretionary	24,562	6,337	—	30,899
Consumer staples	13,361	16,253	—	29,614
Industrials	8,069	14,517	—	22,586
Communication services	7,090	5,107	—	12,197
Materials	2,944	9,060	—	12,004
Real estate	8,227	1,907	—	10,134
Energy	7,698	2,361	—	10,059
Utilities	1,037	1,847	—	2,884
Preferred securities	—	1,446	—	1,446
Convertible stocks	1,379	—	—	1,379
Bonds, notes & other debt instruments:
Bonds & notes of governments & government agencies outside the U.S.	—	62,470	—	62,470
U.S. Treasury bonds & notes	—	47,938	—	47,938
Corporate bonds, notes & loans	—	20,940	—	20,940
Mortgage-backed obligations	—	4,438	—	4,438
Municipals	—	185	—	185
Asset-backed obligations	—	81	—	81
Short-term securities	31,673	9,753	—	41,426
Total	$187,512	$261,196	$—	$448,708

American Funds Insurance Series — Page 236 of 242

unaudited
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$87	$—	$—	$87
Unrealized appreciation on open forward currency contracts	—	119	—	119
Unrealized appreciation on interest rate swaps	—	4	—	4
Unrealized appreciation on credit default swaps	—	—	—	—
Liabilities:
Unrealized depreciation on futures contracts	(20)	—	—	(20)
Unrealized depreciation on open forward currency contracts	—	(185)	—	(185)
Unrealized depreciation on interest rate swaps	—	(122)	—	(122)
Unrealized depreciation on credit default swaps	—	(1)	—	(1)
Total	$67	$(185)	$—	$(118)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
The Bond Fund of America

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$5,924,926	$—	$5,924,926
Corporate bonds, notes & loans	—	4,156,776	—	4,156,776
Mortgage-backed obligations	—	2,028,559	—	2,028,559
Asset-backed obligations	—	458,526	—	458,526
Municipals	—	215,375	—	215,375
Bonds & notes of governments & government agencies outside the U.S.	—	129,714	—	129,714
Federal agency bonds & notes	—	12,552	—	12,552
Short-term securities	1,588,616	—	—	1,588,616
Total	$1,588,616	$12,926,428	$—	$14,515,044

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$25,680	$—	$—	$25,680
Unrealized appreciation on open forward currency contracts	—	963	—	963
Unrealized appreciation on interest rate swaps	—	541	—	541
Unrealized appreciation on credit default swaps	—	24	—	24
Liabilities:
Unrealized depreciation on futures contracts	(22,577)	—	—	(22,577)
Unrealized depreciation on open forward currency contracts	—	(851)	—	(851)
Unrealized depreciation on interest rate swaps	—	(7,766)	—	(7,766)
Unrealized depreciation on credit default swaps	—	(16)	—	(16)
Total	$3,103	$(7,105)	$—	$(4,002)
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 237 of 242

unaudited
Capital World Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$341,121	$—	$341,121
Japanese yen	—	204,732	—	204,732
Chinese yuan renminbi	—	203,249	—	203,249
British pounds	—	66,823	—	66,823
Danish kroner	—	52,873	—	52,873
Canadian dollars	—	43,676	—	43,676
Mexican pesos	—	42,362	—	42,362
Russian rubles	—	35,563	—	35,563
Malaysian ringgits	—	30,426	—	30,426
Australian dollars	—	21,983	—	21,983
Indonesian rupiah	—	15,364	—	15,364
Colombian pesos	—	13,039	—	13,039
Brazilian reais	—	9,702	—	9,702
South Korean won	—	8,782	—	8,782
Indian rupees	—	8,106	—	8,106
Czech korunas	—	7,671	—	7,671
Ukrainian hryvnia	—	7,588	—	7,588
Polish zloty	—	7,049	—	7,049
Norwegian kroner	—	6,563	—	6,563
Peruvian nuevos soles	—	5,151	—	5,151
South African rand	—	2,177	—	2,177
Ghanaian cedi	—	1,587	—	1,587
Romanian leu	—	1,217	—	1,217
U.S. dollars	—	821,145	515	821,660
Preferred securities	—	—	33	33
Common stocks	401	287	1,569	2,257
Rights & warrants	—	—	—*	—*
Short-term securities	115,820	25,831	—	141,651
Total	$116,221	$1,984,067	$2,117	$2,102,405

	Other investments†
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,090	$—	$—	$1,090
Unrealized appreciation on open forward currency contracts	—	4,396	—	4,396
Unrealized appreciation on interest rate swaps	—	221	—	221
Unrealized appreciation on credit default swaps	—	16	—	16
Liabilities:
Unrealized depreciation on futures contracts	(2,316)	—	—	(2,316)
Unrealized depreciation on open forward currency contracts	—	(5,079)	—	(5,079)
Unrealized depreciation on interest rate swaps	—	(2,276)	—	(2,276)
Unrealized depreciation on credit default swaps	—	(9)	—	(9)
Total	$(1,226)	$(2,731)	$—	$(3,957)
*	Amount less than one thousand.
†	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.
American Funds Insurance Series — Page 238 of 242

unaudited
American High-Income Trust

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$966,664	$6,297	$972,961
U.S. Treasury bonds & notes	—	1,148	—	1,148
Asset-backed obligations	—	363	—	363
Convertible bonds & notes	—	1,490	73	1,563
Convertible stocks	320	466	—	786
Common stocks	21,381	5,819	32,126	59,326
Preferred securities	—	2,217	719	2,936
Rights & warrants	1,008	628	—[1]	1,636
Short-term securities	23,989	—	—	23,989
Total	$46,698	$978,795	$39,215	$1,064,708

	Other investments[2]
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$381	$—	$—	$381
Unrealized appreciation on credit default swaps	—	57	—	57
Liabilities:
Unrealized depreciation on futures contracts	(26)	—	—	(26)
Total	$355	$57	$—	$412
[1]	Amount less than one thousand.
[2]	Futures contracts and credit default swaps are not included in the investment portfolio.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the nine months ended
September 30, 2021 (dollars in thousands):
	Beginning value at 1/1/2021	Transfers into Level 3[3]	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3[3]	Ending value at 9/30/2021
Investment securities	$28,783	$1,847	$793	$(1,124)	$(7,021)	$16,565	$(628)	$39,215
Net unrealized appreciation during the period on Level 3 investment securities held at September 30, 2021								$9,370
3Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
American Funds Insurance Series — Page 239 of 242

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 9/30/2021	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average[1]	Impact to valuation from an increase in input[2]
Bonds, notes & other debt instruments	$6,297	Estimated recovery value	Expected sale proceeds	N/A	N/A	N/A
			Vendor price	N/A	N/A	N/A
			Risk discount	10%	10%	Decrease
			Par value	N/A	N/A	N/A
		Yield analysis	YTM risk premium	200 bps	200 bps	Decrease
Convertible securities	73	Transaction price	N/A	N/A	N/A	N/A
Common stocks	32,126	Estimated recovery value	N/A	N/A	N/A	N/A
			Risk discount	90%	90%	Decrease
			Par value	N/A	N/A	N/A
			Adjustment based on market decline	20%	20%	Decrease
		Market comparable companies	EV/EBITDA multiple	2.0x - 5.1x	3.5x	Increase
			EV/EBITDA less CapEx multiple	9.8x - 13.5x	12.5x	Increase
			Discount to EV/EBITDA less CapEx multiple	20%	20%	Decrease
			DLOM	16% - 21%	17%	Decrease
Preferred securities	719	Market comparable companies	EV/EBITDA multiple	3.5x	3.5x	Increase
		DLOM	30%	30%	Decrease
Rights & warrants	—[3]	Estimated recovery value	N/A	N/A	N/A	N/A
Total	$39,215
[1]	Weighted average is by relative fair value.
[2]	This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
3Amount less than one thousand.
Key to abbreviations
CapEx = Capital expenditure
DLOM = Discount for lack of marketability
EBITDA = Earnings before income taxes, depreciation and amortization
EV = Enterprise value
YTM = Yield to maturity
American Funds Insurance Series — Page 240 of 242

unaudited
American Funds Mortgage Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	$—	$197,929	$—	$197,929
U.S. Treasury bonds & notes	—	57,746	—	57,746
Asset-backed obligations	—	11,664	—	11,664
Bonds & notes of governments & government agencies outside the U.S.	—	754	—	754
Federal agency bonds & notes	—	283	—	283
Corporate bonds, notes & loans	—	253	—	253
Short-term securities	—	184,418	—	184,418
Total	$—	$453,047	$—	$453,047

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$215	$—	$—	$215
Unrealized appreciation on interest rate swaps	—	2,199	—	2,199
Liabilities:
Unrealized depreciation on futures contracts	(129)	—	—	(129)
Total	$86	$2,199	$—	$2,285
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Ultra-Short Bond Fund

At September 30, 2021, all of the fund’s investment securities were classified as Level 2.
U.S. Government Securities Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$966,551	$—	$966,551
Mortgage-backed obligations	—	384,509	—	384,509
Federal agency bonds & notes	—	254,639	—	254,639
Short-term securities	—	585,548	—	585,548
Total	$—	$2,191,247	$—	$2,191,247

American Funds Insurance Series — Page 241 of 242

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$5,876	$—	$—	$5,876
Unrealized appreciation on interest rate swaps	—	3,861	—	3,861
Liabilities:
Unrealized depreciation on futures contracts	(3,871)	—	—	(3,871)
Unrealized depreciation on interest rate swaps	—	(9,242)	—	(9,242)
Total	$2,005	$(5,381)	$—	$(3,376)
*	Futures contracts and interest rate swaps are not included in the fund’s investment portfolio.
Managed Risk Growth Fund

At September 30, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk International Fund

At September 30, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Washington Mutual Investors Fund

At September 30, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Growth-Income Fund

At September 30, 2021, all of the fund’s investments were classified as Level 1.
Managed Risk Asset Allocation Fund

At September 30, 2021, all of the fund’s investments were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2021 Capital Group. All rights reserved.
INGEFP3-998-1121O-S85339	American Funds Insurance Series — Page 242 of 242